As filed with the Securities and Exchange	Registration No. 33-75974
Commission on April 17, 2007	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 20 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2007 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Installment and Single Purchase Payment Variable
Annuity Contracts

PART A

ING Life Insurance and Annuity Company
Variable Annuity Account C
403(b), 401 and HR 10 Plans
Contract Prospectus April 30, 2007

The Contracts. The contracts described in this prospectus are group installment	The Funds
and single purchase payment variable annuity contracts issued by ING Life
Insurance and Annuity Company (the Company, we, us). They are intended to be	ING UBS U.S. Large Cap Equity
used as funding vehicles for certain types of retirement plans that may qualify for	Portfolio (I Class)
beneficial tax treatment under certain sections of the Internal Revenue Code of	ING VP Balanced Portfolio, Inc.
1986, as amended (Tax Code).	(Class I)
ING VP Growth and Income
Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents page ... 3	Portfolio (Class I)
ING VP Intermediate Bond
Portfolio (Class I)
ING VP Money Market Portfolio
(Class I)

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds
(funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Options.

>	Guaranteed Accumulation Account
>	Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed
Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract
Distribution” for further information about the amount of compensation we pay.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 10, Appendix III - Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain the April 30, 2007 Statement of Additional Information (SAI) by
indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced in the “Contract Overview Questions: Contacting the Company” section of the prospectus. You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.
Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-
SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580,
Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is
033-75974. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-141040.
The SAI table of contents is listed on page 40 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75974-07

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PRO.75974-07

TABLE OF CONTENTS

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts	5
Contract Phases: The Accumulation Phase, The Income Phase
Fee Table	6
Condensed Financial Information	8
Variable Annuity Account C	8
The Company	9
Investment Options	10
Transfers Among Investment Options	11
Contract Purchase and Participation	13
Contract Ownership and Rights	15
Right to Cancel	15
Fees	16
Your Account Value	20
Withdrawals	22
Systematic Distribution Options	24
Death Benefit	25
The Income Phase	26
Contract Distribution	29
Taxation	32
Other Topics	38
Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly
Contents of the Statement of Additional Information	40
Appendix I - Guaranteed Accumulation Account	41
Appendix II - Fixed Account	43
Appendix III - Description of Underlying Funds	44
Appendix IV - Condensed Financial Information	CFI-1

PRO.75974-07                                                                             3

Contract Overview

Questions: Contacting the
Company. To answer your questions,
contact your local representative or
write or call our Home Office:

ING
USFS Customer Service
Defined Contribution Administration
TS21
151 Farmington Avenue
Hartford, CT 06156

1-800-262-3862

Sending Forms and Written
Requests in Good Order.
If you are writing to change your
beneficiary, request a withdrawal, or
for any other purpose, contact your
local representative or the Company to
learn what information is required in
order for the request to be in “good
order.” Generally, a request is
considered to be in “good order” when
it is signed, dated and made with such
clarity and completeness that we are
not required to exercise any discretion
in carrying it out. By contacting us, we
can provide you with the appropriate
administrative form for your requested
transaction.

We can only act upon written requests
that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.

Who’s Who
You (the participant): The individual participating in a retirement plan, where the plan uses the contracts as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract.
Generally, the plan sponsor or plan trustees. We may also refer to the contract holder as the contract owner.

We (the Company): ING Life Insurance and Annuity Company. We
issue the contract.

For greater detail, please review “Contract Ownership and Rights” and
“Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (plan). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan.
We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to the retirement plan by the Tax Code section under which it qualifies. For example, a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), 403(a) or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase or Participation.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail, see “Contract Ownership and Rights.”

PRO.75974-07                                                   4

Contract Facts

Free Look/Right to Cancel. The contract holder or you, if permitted by the plan, may cancel the contract within ten days of receiving the contract or evidence of participation in the contract (or as otherwise required by law). See
“Right To Cancel.”

Death Benefit. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See “Death Benefit” and “The Income
Phase.”

Withdrawals. During the accumulation phase the contract holder or you, if permitted by the plan, may withdraw all or a part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “Taxation.”

Systematic Distribution Options. The contract holder or you, if permitted by the plan, may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic
Distribution Options.”

Fees. Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)
Payments to Your Account
STEP 1: The contract holder or you provides ING Life
Insurance and Annuity Company with your completed			Step 1 ||
enrollment materials. The contract holder directs us to set up an		ING Life Insurance and Annuity Company
account for you.
		(a) ||	Step 2		(b) ||
STEP 2: The contact holder, or you if permitted by your plan,		Fixed Interest Options	Variable Annuity Account C Variable Investment Options
directs us to invest your account dollars in any of the following investment options:
a)	Fixed Interest Options; or
b)	Variable Investment Options. (The variable investment
	options are the subaccounts of Variable Annuity Account		The Subaccounts
	C. Each one invests in a specific mutual fund.)		A	B	Etc.
			||	Step 3 ||
STEP 3: The subaccount(s) selected purchases shares of its assigned fund.			Mutual Fund A	Mutual Fund B

II.	The Income Phase (receiving income phase payments from your contract)

The contracts offer several income phase payment options. See “The Income Phase.” In general, you may:

>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
>	Select an income phase option that provides a death benefit to beneficiaries; and
>	Select fixed income phase payment or variable income phase payments that vary based upon the performance of the variable investment options you select.

PRO.75974-07                                                                   5

                                              Fee Table

In This Section:
>  Maximum Contract Holder
    Transaction Expenses
>  Maximum Separate Account
    Annual Expenses
>  Total Annual Fund
    Operating Expenses
>  Hypothetical Examples
>  Fees Deducted by the Funds

See the “Fees” section for:
>  Early Withdrawal Charge
    Schedules

>  How, When and Why Fees
    are Deducted
>  Redemption Fees
>  Premium and Other Taxes

See “The Income Phase” for:
>  Fees During the Income
    Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be
deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses
		Plan Type:
	403(b)	401	HR 10
Maximum Sales and Administrative Expense Charge (as a percentage of contributions to your account)	6.00%[1]	5.00%[2]	1.75%

Insurance Rider Charge (as a percentage of contributions to your account)	1.00%[3]	--	--

Maximum Early Withdrawal Charge (as a percentage of amount withdrawn)	2%[4]	5%[5]	2%[4]
Allocation and Transfer Fees[6]	$0.00-$10.00	$0.00-$10.00	$0.00-$10.00

1 We currently only impose a charge of 1.75%; however we reserve the right to charge 6.00%.
2 We currently only impose a charge of 1.75%; however we reserve the right to charge 5.00%.
[3] This is an optional charge that only applies if the minimum death benefit guarantee is elected.
[4] Only applies if fewer than five contract years have been completed.
[5] Diminishes to zero over six contract years; see schedule in “Fees” section.
[6] The Company currently allows an unlimited number of transfers or allocation changes without charge. However, the Company reserves the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each contract year. (See “Fees-Allocation and Transfer Fee.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Separate Account Annual Expenses
(as a percentage of average account value)
	403(b)	401	HR 10

Mortality and Expense Risk Charge	1.25%	1.19%	1.25%

Total Separate Account Annual Expenses	1.25%	1.19%	1.25%

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75974-07                                                                      6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees and
other expenses)	0.34%	0.85%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract these costs include contract holder transaction expenses, separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account	(B) If you do not withdraw your entire
value at the end of the applicable time	account value or if you select an income
period:	phase payment option at the end of the
applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
403(b) Plans	$1,090	$1,514	$1,750	$2,961	$ 898	$1,312	$1,750	$2,961
401 Plans	$1,186	$1,419	$1,653	$2,750	$ 697	$1,108	$1,543	$2,750
HR 10 Plans	$ 587	$1,035	$1,284	$2,564	$ 384	$ 821	$1,284	$2,564

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account	(B) If you do not withdraw your entire
value at the end of the applicable time	account value or if you select an income
period:	phase payment option at the end of the
applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
403(b) Plans	$1,043	$1,372	$1,505	$2,457	$ 850	$1,167	$1,505	$2,457
401 Plans	$1,139	$1,275	$1,405	$2,232	$ 648	$ 959	$1,292	$2,232
HR 10 Plans	$ 537	$ 8858	$1,025	$2,031	$ 334	$ 668	$1,025	$2,031

PRO.75974-07                                                                               7

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

PRO.75974-07                                                                      8

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

The Company

ING Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue
Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General,
other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities);
and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude.
The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

PRO.75974-07                                                                        9

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Investment Options

The contract offers variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the fund.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed
Accumulation Account prospectus.

Selecting Investment Options
•    Choose options appropriate for you. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your financial goals.

•    Understand the risks associated with the options you choose. Some funds are considered riskier than others.
     Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•    Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed
     Accumulation Account prospectus. Fund prospectuses and/or a Guaranteed Accumulation Account prospectus may be obtained, free of charge, by calling the Company at the telephone number listed in “Contract Overview-
     Questions: Contacting the Company,” by accessing the SEC’s website, or by contacting the SEC Public
Reference Branch.

PRO.75974-07                                                                         10

Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>	Mixed-bought for annuities and life insurance.
>	Shared-bought by more than one company.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflict which might arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options

Transfers Among Investment Options. During the accumulation phase, the contract holder, or you if permitted by the plan, may transfer amounts of $500 or more among the investment options. Subject to the contract holder’s approval, requests may be made in writing, by telephone or, where applicable, electronically. Transfers from fixed interest options may be restricted as outlined in Appendices I and II. You may not make transfers once you enter the income phase. See “The Income Phase.”

Charges for Transfers. We currently do not charge for transfers or allocation changes. We do however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract
Overview-Questions: Contacting the Company.”

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Limits Imposed by Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

PRO.75974-07                                                                      11

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract holders and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract holders or participants.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own or participate in. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates, or that you participate in. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract holder or participant’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization, individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract holder or participant at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a
30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

PRO.75974-07                                                             12

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

The Company Intends to Modify its Excessive Trading Policy in October 2007. At that time, the Company will begin restricting electronic transfer privileges if a contract holder or participant (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract holders and participants before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract holder and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s excessive trading policy. Under these agreements, the
Company is required to share information regarding contract holder and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract holder and participant transactions, this information may include personal contract holder and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract holder or participant’s transactions if the fund determines that the contract holder or participant has violated the fund's trading policies.
This could include the fund directing us to reject any allocations of purchase payments or account value to the fund.

Contract Purchase and Participation

Contracts Available for Purchase. The contracts are designed for retirement plans that qualify under certain provisions of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts are available for:

(1)	Plans that qualify under section 403(b) of the Tax Code (403(b) plans);

(2)	Plans established by corporations that qualify under sections 401(a), 401(k) or 403(a) of the Tax Code (401 plans); and

(3)	Plans established by self-employed individuals under section 401(a), 401(k) or 403(a) of the Tax Code (HR 10 plans).

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), 403(a) or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.75974-07                                                                          13

Purchasing the Contract.

(1)	The contract holder submits the required forms and application to the Company.
(2)	We approve the forms and issue a contract to the contract holder.

Participating in the Contract. If the contract provides for the establishment of individual accounts for employees under the plan:

(1)	We provide you with enrollment materials for completion and return to us.
(2)	If your enrollment materials are complete and in good order, we establish an account for you.

Acceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return the forms and any payments.

Types of Contracts. The following types of contracts are available:

>	Continuous purchase payments over time into an installment purchase payment contract; and
>	Lump sum transfer from a previous plan into a single purchase payment contract, in accordance with our procedures in effect at the time of purchase.

For HR 10 plans and 401 plans, purchase payments must be large enough to fulfill the terms of the plan. In addition, for HR 10 plans, purchase payments must aggregate $4,000 annually.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½.

(2)	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

PRO.75974-07                                                                                             14

(3)	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

Contract Ownership and Rights

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

Who Owns Money Accumulated Under the Contract? If the contract holder directs that we establish an account for you, you have the right to the value of your account to the extent provided by the plan.

What Rights Do I Have Under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

Right to Cancel

When and How to Cancel. The contract holder, or you if permitted under the plan, may cancel the contract or your participation in the contract by returning the document and a written notice of cancellation to the Company within ten days of receiving it (or as otherwise required by state law).

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and the written notice in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”
The refund will equal amounts contributed to the account plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law. Any mortality and expense risk charges deducted during the period you held the contract will not be returned. We will return any Sales and Administrative Expense Charge or Insurance Rider Charge deducted. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation
Account.

PRO.75974-07                                                                          15

                                             Fees

Types of Fees

There are three types of fees your
account may incur:

> Transaction Fees
   •  Maximum Sales and
      Administrative Expense
      Charge
   •  Early Withdrawal Charge
   •  Allocation and Transfer Fee
   •  Insurance Rider Charge
   •  Redemption Fees

> Fees Deducted from
   Investments in the
   Subaccounts
   •  Mortality and Expense Risk
       Charge
> Fund Fees and Expenses
    Terms to Understand in the
    Schedules

Contract Year - The period of 12
months, measured from the
contract’s effective date or from
any anniversary of such effective
date, for which all required
payments have been received.	The following repeats and adds to information provided in the “Fee Table”
section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Maximum Sales and Administrative Expense Charge

		As a percentage of each purchase payment to the contract:	As a percentage of a net purchase payment:
	403(b) plans 401 plans HR 10 plans	6.00% 5.00% 1.75%	6.40% 5.30% 1.80%
When/How. This fee is deducted from payments to a contract, after any deductions are made for premium taxes and/or insurance rider premiums.
The amount shown in the table above is the maximum amount that we can deduct. We are currently only deducting 1.75% from each purchase payment for 403(b) contracts, 401 contracts and HR10 contracts.
Purpose. This fee helps reimburse us for sales and administrative expenses associated with the sale and maintenance of the contract.

Early Withdrawal Charge
Withdrawal of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

                                                   Amount. The charge is a percentage of the amount withdrawn from the contract. Under a 403(b) or 401 plan, there is no early withdrawal charge for termination of an individual account. Under an HR 10 plan, there is no early withdrawal charge for termination of an individual account due to your death.

                                                                   For HR 10 and 403(b) contracts, an early withdrawal charge of 2% of the amount withdrawn will be assessed if the contract is terminated before five contract years have been completed (see sidebar), or before the tenth anniversary of the contract, whichever occurs first.

PRO.75974-07                                                                        16

For 401 contracts the early withdrawal charge is a percentage of the amount withdrawn according to the table below.

401 Contracts
Completed Contract Years Less than 1 1 or more but fewer than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more	Early Withdrawal Charge 5% 5% 4% 3% 2% 1% 0%

Purpose. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge and the sales and administrative expense charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Allocation and Transfer Fee

Amount. We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occur in a calendar year.

Purpose. This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

Insurance Rider Charge (403(b) plans only)

Amount. 1% of each payment to the contract.

When/How. This fee is deducted from contributions to the contract made on behalf of any participant for whom the rider is elected.

Purpose. This is an option that may be elected by the contract holder or you, if permitted by the plan, to purchase a minimum death benefit guarantee. This guarantee provides that if you die before income payments commence, the minimum death benefit will equal purchase payments (less any withdrawals) made on your behalf, regardless of the value of your account at the time of death.

Contracts issued to 401 plans contain the same guarantee, but the premium for the rider is included in the contract’s sales and administrative expense charge.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.75974-07                                                                          17

Fees Deducted from Investments in the Subaccounts

Mortality and Expense Risk Charge

Amount. During the accumulation phase the amount of this charge, which is deducted from the account value invested in the subaccounts, varies depending upon the type of contract, as follows:

1)	For HR 10 plan and 403(b) plan contracts, the charge is 1.25% annually; or
2)	For 401 plans, the charge is 1.19% annually.

See “The Income Phase – Charges Deducted” for charges deducted during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>	The mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
>	The expense risk is that actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses that may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a
Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors. Only affiliated funds are available under the contract.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

PRO.75974-07                                                                        18

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;
• Service fees that are deducted from fund assets;
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

In addition to the types of revenue received from affiliated funds described below, affiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits.
These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity rates. In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Taxation.”

PRO.75974-07                                                                        19

Your Account Value

During the accumulation phase, your account value at any given time equals:

>	Account dollars directed to the fixed interest options, including interest earnings to date; minus
>	Any deductions from the fixed interest options (e.g. withdrawals, fees); plus
>	The current dollar value of amounts invested in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the
“net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charge. See “Fees.”

The net investment rate may be either positive or negative.

PRO.75974-07                                                                          20

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV’s after the next close of business of the New York Stock Exchange (normally at 4:00
p.m. Eastern Time) are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution
Step 1: You make a net contribution of $5,000.	Step 1 ||
ING Life Insurance and Annuity Company
Step 2:
A.	You direct us to invest $3,000 in Fund A.	Step 2 ||
Your dollars purchase 300 accumulation	Variable Annuity Account C
units of Subaccount A ($3,000 divided by
the current $10 AUV).	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
B.	You direct us to invest $2,000 in Fund B.
Your dollars purchase 80 accumulation
units of Subaccount B ($2,000) divided by
the current $25 AUV).
||	Step 3	||
Step 3: The separate account then purchases	Fund A	Fund B
shares of the applicable funds at the current
market value (net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day (normally at 4:00
p.m. Eastern Time). The value of subaccounts may vary day to day.

PRO.75974-07                                                                      21

                                              Withdrawals

Taxes, Fees and Deductions

Amounts withdrawn may be
subject to one or more of the
following:
>  Early Withdrawal Charge.
    See “Fees-Early Withdrawal
    Charge”
>  Market Value Adjustment.
    See Appendix I
>  Redemption Fees. See
    “Fees-Redemption Fees.”
>  Tax Penalty. See
    “Taxation;” and/or
    “Taxation.”

To determine which may apply,
refer to the appropriate sections
of this prospectus, contact your
local representative or call the
Company at the number listed in
“Contract Overview-Questions:
Contacting the Company.”	Making a Withdrawal. Subject to Tax Code withdrawal restrictions applicable to 403(b) plans, the contract holder or you, if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder or you, if permitted by the plan must:

>	Select the withdrawal amount
(1)	Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed
Accumulation Account (plus or minus any market value adjustment)
and to the Fixed Account, minus any applicable early withdrawal charge or redemption fees.

(2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You
will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge or redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

>	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

>	Properly complete a disbursement form and submit it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. Your plan determines if your account value is calculated by us or by your plan administrator. If we calculate it, we do so every normal business day after the close of the New York Stock
Exchange (normally at 4:00 p.m. Eastern Time). All withdrawal amounts paid will be based on your account value as of either:

(1)	The next valuation after receiving a request for withdrawal at the address listed in “Contract Overview
Questions: Contacting the Company;” or
(2)	On such later date as specified on the disbursement form.

PRO.75974-07                                                           22

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your payment will be sent not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal.
Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See
Appendix I. Seek competent advice regarding the tax consequences associated with reinvestment.

Withdrawal Restriction for 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:

(1)	Salary reduction contributions made after December 31, 1988;
(2)	Earnings on those contributions; and
(3)	Earnings during such period held on amounts as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

PRO.75974-07                                                             23

  Systematic Distribution Options

Features of a Systematic
Distribution Option

A systematic distribution
option allows the contract
holder, or you if permitted
under the plan, to receive
regular payments from your
account, without moving into
the income phase. By
maintaining your account in
the accumulation phase,
certain rights and flexibility
are retained and accumulation
phase fees continue to apply.
Because the account remains
in the accumulation phase, all
accumulation phase changes
continue to apply.

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and you must meet any age criteria applicable to that option. Check with the contract holder or the Company to determine which systematic distribution options are available under your plan.

The systematic distribution options currently available under the contract include the following:
>	SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who would like a periodic income while retaining investment flexibility for amounts accumulated under the contract.
>	ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at age 70½, and pay you that amount once a year.

>	Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the address listed in
“Contract Overview-Questions: Contacting the Company.”

                                                                      Availability of Systematic Distribution Options. The Company may
                                                                      discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

                                                                     Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder, or you if permitted by the plan, may revoke it at any time by submitting a written request to the address listed in “Contract
                                                                     Overview-Questions: Contacting the Company.” Any revocation will apply to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

                                                                     Charges and Taxation. Taking a withdrawal under a systematic distribution option may have tax consequences. See “Taxation.”

PRO.75974-07                                                                             24

Death Benefit

The contract provides a death benefit in the event of your death, which is	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”
payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Accumulation Phase

Payment Process

>	Following your death, the contract holder (on behalf of the plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
>	The payment request should include selection of a benefit payment option.
>	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview-Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

>	Lump-sum payment;
>	Payment in accordance with any of the available income phase payment options. See “The Income Phase-
Payment Options;” or
>	If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution
Option. See “Systematic Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contracts.

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>	Leaving your account value invested in the contract; or
>	Under some contracts, leaving your account value on deposit in the Company’s general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “The Income Phase-Payment
Options.”

PRO.75974-07                                                                          25

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and selection of a payout option in good order.
Under some plans, the minimum benefit is guaranteed not to fall below the total of all payments to the account, adjusted for any partial withdrawals. Interest on amounts in the fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal)
will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

                                      The Income Phase

We may have used the
following terms in prior
prospectuses:

Annuity Phase – Income
Phase

Annuity Option – Income
Phase Payment Option

Annuity Payment – Income
Phase Payment

Annuitization – Initiating
Income Phase Payments

During the income phase, you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:
>	Payment start date;
>	Payment option. See the income phase payment options table in this section;
>	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
>	Choice of fixed or variable payments;
>	Selection of an assumed net investment rate (only if variable payments are elected); and
>	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age (“adjusted” age for some contracts), your account value, the income phase payment option selected, number of guaranteed income phase payments (if any) selected, and whether variable or fixed payments are selected.

PRO.75974-07                                                              26

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5% . If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling the Company. See “Contract Overview-Questions: Contacting the Company.”

Minimum Income Phase Payment Amounts. The income phase payment option selected must result in one or both of the following:

>	A first payment of at least $20; or
>	Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of up to 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We do not charge a withdrawal charge for amounts applied to income phase payments.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contracts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Taxation.”

PRO.75974-07                                                                 27

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

Terms used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.
Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income- Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum equal to the present value of the remaining guaranteed payments.
Life Income- Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the deaths of both annuitants.
Life Income- Two Lives- Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for
5-30 years, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Nonlifetime Payment Options
Nonlifetime- Guaranteed Payments*	Length of Payments: Payments generally may be fixed or variable and may be made for
5-30 years. In certain cases a lump sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum.

Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of any remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5%
assumed net investment rate for variable payments).

Lump-sum payment will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.75974-07                                                           28

Contract Distribution

General

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the
Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151
Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Markets LLC
Directed Services LLC	ING Financial Partners, Inc.
Financial Network Investment Corporation	ING Funds Distributor, LLC
Guaranty Brokerage Services, Inc.	ING Investment Management Services LLC
ING America Equities, Inc.	ING Private Wealth Management LLC
ING Direct Funds Limited	Multi-Financial Securities Corporation
ING DIRECT Securities, Inc.	PrimeVest Financial Services, Inc.
ING Financial Advisers, LLC	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 6%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 6% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.25% . In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6% of total premium payments.
To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

PRO.75974-07                                                                    29

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•    Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•    Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on fixed insurance product sales;
•    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•    Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•    Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•    Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

PRO.75974-07                                                                  30

Name of Firm

1)	Symetra Investment Services, Inc.	14)	National Planning Corporation
2)	AIG Financial Advisors Inc.	15)	Jefferson Pilot Securities Corporation
3)	Walnut Street Securities, Inc. ®	16)	Morgan Keegan and Company, Inc.
4)	Lincoln Investment Planning, Inc.	17)	Cadaret, Grant & Co., Inc.
5)	Securities America, Inc.	18)	Tower Square Securities, Inc.
6)	ING Financial Partners, Inc.	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Financial Network Investment Corporation		Services
8)	Linsco/Private Ledger Corp.	20)	Mutual Service Corporation
9)	Valor Insurance Agency, Inc.	21)	Huckin Financial Group, Inc.
10)	Multi-Financial Securities Corporation	22)	Northwestern Mutual Investment Services, LLC
11)	Edward D. Jones & Co., L.P.	23)	Waterstone Financial Group
12)	Wachovia Securities, LLC	24)	Royal Alliance Associates, Inc.
13)	USI Securities, Inc.	25)	NFP Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, the amounts paid to ING Financial Advisers,
LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75974-07                                                                             31

                                      Taxation

In this Section

I. Introduction

II. Qualified Contracts

III. Possible Changes in
Taxation

IV. Taxation of the
Company

When consulting a tax
adviser, be certain that he or
she has expertise in the Tax
Code sections applicable to
your tax concerns.

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:
> Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal
Revenue Service (IRS).

Qualified Contracts The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401(a), 401(k), 403(a), or 403(b).

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 403(b) plans and plans under Tax Code section
401(a), 401(k), or 403(a) that are established by self-employed individuals or unincorporated entities (HR 10 plans), or by corporations. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.75974-07                                                                             32

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-
salary reduction contribution amounts, as well as other changes.

Section 401(a), 401(k), 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), 403(a), and 403(b) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $45,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

PRO.75974-07                                                                33

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $15, 500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 401(k) or
403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), or 403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

• part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
• a required minimum distribution under Tax Code section 401(a)(9);
• a hardship withdrawal;
• otherwise excludable from income; or
• not recognized under applicable regulations as eligible for rollover.

PRO.75974-07                                                                 34

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), 403(a), or 403(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

    401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

    401(k) Plans. Subject to the terms of your 401(k) plan, distributions from you 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or termination of the plan, in some instances.
Such distributions remain subject to other applicable restrictions under the Tax Code.

    403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section
403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

    Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (including 401(a), 401(k), 403(a), and 403(b)
plans). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-
contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

PRO.75974-07                                                               35

Lifetime Required Minimum Distributions (Section 401(a), 401(k), 403(a), and 403(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

>	Start date for distributions;
>	The time period in which all amounts in your contract(s) must be distributed; and
>	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

>	Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
>	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

>	Over your life or the joint lives of you and your designated beneficiary; or
>	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 401(k), 403(a), and 403(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by
December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

PRO.75974-07                                                                     36

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

>	December 31 of the calendar year following the calendar year of your death; or
>	December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(a), and 403(b) Plans. Generally, distributions from these plans are subject to a mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax
Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers
401(a), 401(k), 403(a), and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
>	The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.75974-07                                                                        37

Other Topics

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:

>	Standardized average annual total returns; and
>	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., sales and administrative expense charges, mortality and expense risk charges, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable sales and administrative expense charges, insurance rider charges or the early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation.
Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under 401 plans and HR 10 plans, the contract holder generally has all voting rights. Under 403(b) plans, participants generally may instruct the contract holder how to vote shares attributable to their account, unless the plan provides otherwise. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

>	During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
>	During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

PRO.75974-07                                                                   38

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

>	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the Exchange is restricted;
>	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount’s assets; or
>	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75974-07                                                                        39

Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview-Questions: Contacting the Company.”

PRO.75974-07                                                                        40

Appendix I
Guaranteed Accumulation Account

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Questions: Contacting the Company.”

In General. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,”
which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your representative or the Company to learn:

>	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

>	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

>	Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;
>	Tax Penalties and/or Tax withholding - See “Taxation;” or
>	Early Withdrawal Charge - See “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.75974-07                                                                             41

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

>	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
>	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>	Short-term - three years or less; or
>	Long-term - ten years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted by the plan may:

>	Transfer dollars to a new guaranteed term;
>	Transfer dollars to other available investment options; or
>	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. Transfers of the
Guaranteed Accumulation Account values at the end of a guaranteed term are not counted as one of the 12 free transfers allowed for an account per calendar year.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted by the plan) may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal and also may not refund any taxes that were withheld.

PRO.75974-07                                                                     42

Appendix II
Fixed Account

Additional information about this option may be found in the contract.

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

General Disclosure.

>	Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
>	Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
>	Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates.

>	The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

>	Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees-Early Withdrawal Charge.”

Transfers. During the accumulation phase, the contract holder or you if permitted by the plan may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75974-07                                                                          43

Appendix III
Description of Underlying Funds

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectus for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company
Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public
Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING UBS U.S. Large Cap Equity Portfolio	Directed Services LLC Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING VP Balanced Portfolio, Inc.	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize investment return,
consistent with reasonable safety of
principal, by investing in a diversified
portfolio of one or more of the following
asset classes: stocks, bonds and cash
equivalents, based on the judgment of the
Portfolio's management, of which of those
sectors or mix thereof offers the best
investment prospects.
ING Variable Funds – ING VP Growth and Income Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING VP Money Market Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide high current return,
consistent with preservation of capital and
liquidity, through investment in high-quality
money market instruments. There is no
guarantee that the ING VP Money Market
subaccount will have a positive or level
return.

PRO.75974-07                                                                 44

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2006, the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FINANCIAL INFORMATION FOR 403(b) AND HR 10 PLANS
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.70	$13.61	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.96	$12.195
Value at end of period	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.96
Number of accumulation units outstanding at end of period	1,317	2,075	4,785	4,690	4,693	9,964	13,713	24,518	23,437	31,573
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$35.14	$34.04	$31.43	$26.70	$30.072	$31.71	$32.208	$28.636	$24.735	$21.98
Value at end of period	$38.26	$35.14	$34.04	$31.43	$26.70	$30.072	$31.71	$32.208	$28.636	$24.735
Number of accumulation units outstanding at end of period	23,881	31,620	50,975	50,033	55,399	84,038	93,990	129,106	149,576	178,943
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$217.51	$203.16	$189.32	$151.68	$204.249	$252.842	$286.829	$246.731	$217.668	$192.674
Value at end of period	$245.94	$217.51	$203.16	$189.32	$151.68	$204.249	$252.842	$286.829	$246.731	$217.668
Number of accumulation units outstanding at end of period	43,234	53,792	64,850	70,610	76,799	102,141	119,702	158,086	195,339	225,862
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$75.00	$73.52	$70.88	$67.42	$62.918	$58.502	$53.945	$54.949	$51.374	$48.971
Value at end of period	$77.20	$75.00	$73.52	$70.88	$67.42	$62.918	$58.502	$53.945	$54.949	$51.374
Number of accumulation units outstanding at end of period	7,565	7,811	9,414	10,961	14,923	15,084	18,880	22,964	24,551	39,709
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$48.72	$47.90	$47.99	$48.16	$47.989	$47.509	$44.501	$42.883	$41.174	$40.22
Value at end of period	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989	$47.509	$44.501	$42.883	$41.174
Number of accumulation units outstanding at end of period	14,898	16,379	17,747	23,605	60,017	68,117	75,481	82,224	120,539	98,560

CFI 1

Condensed Financial Information (continued)

TABLE II
FINANCIAL INFORMATION FOR 401 PLANS
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period			$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041	$9.218
Value at end of period			$9.28	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041
Number of accumulation units outstanding at end of period			0	603	603	603	2,584	603	603	603
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$34.74	$33.72	$31.18	$26.55	$29.954	$31.647	$32.205	$28.687	$24.826	$20.511
Value at end of period	$37.76	$34.74	$33.72	$31.18	$26.55	$29.954	$31.647	$32.205	$28.687	$24.826
Number of accumulation units outstanding at end of period	25,550	27,483	29,769	30,265	28,567	30,860	41,042	46,578	73,629	84,065
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$281.01	$262.97	$245.51	$197.07	$265.883	$329.769	$374.804	$323.019	$285.511	$222.444
Value at end of period	$317.14	$281.01	$262.97	$245.51	$197.07	$265.883	$329.769	$374.804	$323.019	$285.511
Number of accumulation units outstanding at end of period	35,616	41,439	49,405	57,849	68,579	86,477	100,475	124,050	140,708	158,078
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$75.27	$73.85	$71.26	$67.84	$63.372	$58.977	$54.432	$55.494	$51.93	$48.524
Value at end of period	$77.41	$75.27	$73.85	$71.26	$67.84	$63.372	$58.977	$54.432	$55.494	$51.93
Number of accumulation units outstanding at end of period	6,192	8,319	8,905	8,429	11,413	11,659	11,571	13,088	26,694	20,288
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$49.66	$48.79	$48.85	$49.00	$48.793	$45.709	$45.192	$43.523	$41.763	$40.069
Value at end of period	$51.47	$49.66	$48.79	$48.85	$49.00	$48.793	$45.709	$45.192	$43.523	$41.763
Number of accumulation units outstanding at end of period	6,938	3,704	4,406	7,983	10,125	22,866	28,488	35,830	31,408	34,420

CFI 2

Condensed Financial Information (continued)

TABLE III
FINANCIAL INFORMATION FOR 401 PLANS
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$11.16	$10.33	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041	$9.218
Value at end of period	$12.63	$11.16	$10.33	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041
Number of accumulation units outstanding at end of period	1,625	1,403	3,809	3,647	806	8,062	7,855	14,802	30,747	40,144
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$35.49	$34.36	$31.70	$26.92	$30.298	$31.93	$32.412	$28.80	$24.861	$22.085
Value at end of period	$38.67	$35.49	$34.36	$31.70	$26.92	$30.298	$31.93	$32.412	$28.80	$24.861
Number of accumulation units outstanding at end of period	11,592	11,321	13,512	12,931	14,400	22,073	38,739	59,325	122,358	157,309
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$287.09	$267.99	$249.58	$199.83	$268.938	$332.719	$377.218	$324.288	$285.918	$253.00
Value at end of period	$324.81	$287.09	$267.99	$249.58	$199.83	$268.938	$332.719	$377.218	$324.288	$285.918
Number of accumulation units outstanding at end of period	13,075	20,527	21,776	21,164	18,698	47,243	54,076	81,135	98,422	118,511
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$76.25	$74.70	$71.97	$68.41	$63.808	$59.293	$54.642	$55.625	$51.975	$49.527
Value at end of period	$78.53	$76.25	$74.70	$71.97	$68.41	$63.808	$59.293	$54.642	$55.625	$51.975
Number of accumulation units outstanding at end of period	1,106	1,066	2,028	1,966	2,461	8,586	7,879	14,745	18,271	23,539
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$49.66	$48.79	$48.85	$49.00	$48.793	$47.509	$45.192	$43.523	$41.763	$40.781
Value at end of period	$51.47	$49.66	$48.79	$48.85	$49.00	$48.793	$47.509	$45.192	$43.523	$41.763
Number of accumulation units outstanding at end of period	2,013	1,958	1,745	1,652	2,491	12,745	18,453	15,405	29,827	19,720

CFI 3

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account C Installment and Single Purchase Payment Variable Annuity Prospectus dated April 30, 2007, as well as all current prospectuses pertaining to the variable investment options available under the contracts.

___ Please send an Account C Statement of Additional Information (Form No. SAI.75974-07) dated April 30, 2007.

CONTRACT HOLDER’ S SIGNATURE

DATE

PRO.75974-07

PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2007

Group Variable Retirement Annuity Contracts for Tax-Deferred Annuity Plans
Under Section 403(b), Qualified 401 Plans, and HR 10 Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 30, 2007. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING Life Insurance and Annuity Company
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, Connecticut 06156
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2006. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and insurance rider charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs from the funds or affiliates of the funds used as funding options under the contract. See “Fees” in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING VP Balanced Portfolio, Inc. (Class I)
ING VP Growth and Income Portfolio (Class I)
ING VP Intermediate Bond Portfolio (Class I)
ING VP Money Market Portfolio (Class I)

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities
Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington
Avenue, Hartford, Connecticut, 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-
dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract Purchase and Participation” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31,
2006, 2005 and 2004 amounted to approximately $43,390,180.16, $36,978,063.93 and $33,938,738.36, respectively.
These amounts reflect approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of registered variable annuities issued by Variable Annuity
Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each
$1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5%
assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was
$13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account
30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation
($13.400000 from above) to produce an annuity unit value of $13.4059289 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2006
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2006

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	Fidelity® Variable Insurance Products II:
AIM Mid Cap Core Equity Fund - Class A	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
AIM Small Cap Growth Fund - Class A	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM Investment Funds:	Fidelity® VIP Index 500 Portfolio - Initial Class
AIM Global Health Care Fund - Investor Class	Fidelity® Variable Insurance Products III:
AIM Variable Insurance Funds:	Fidelity® VIP Mid Cap Portfolio - Initial Class
AIM V.I. Capital Appreciation Fund - Series I Shares	Franklin Mutual Series Fund, Inc.:
AIM V.I. Core Equity Fund - Series I Shares	Mutual Discovery Fund - Class R
AIM V.I. Growth Fund - Series I Shares	Franklin Strategic Series:
AIM V.I. Premier Equity Fund - Series I Shares	Franklin Small-Mid Cap Growth Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:	Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Franklin Small Cap Value Securities Fund - Class 2
AllianceBernstein Variable Products Series Fund, Inc.:	ING Equity Trust:
AllianceBernstein Growth and Income Portfolio - Class A	ING Financial Services Fund - Class A
Allianz Funds:	ING Real Estate Fund - Class A
Allianz NFJ Small-Cap Value - Class A	ING Funds Trust:
American Balanced Fund®, Inc.:	ING GNMA Income Fund - Class A
American Balanced Fund® - Class R-3	ING Intermediate Bond Fund - Class A
American Century Quantitative Equity Funds, Inc.:	ING GET Fund:
American Century Income & Growth Fund - Advisor Class	ING GET Fund - Series L
Ariel Investment Trust:	ING GET Fund - Series Q
Ariel Appreciation Fund	ING GET Fund - Series S
Ariel Fund	ING Investors Trust:
Baron Investment Funds Trust:	ING AllianceBernstein Mid Cap Growth Portfolio - Service
Baron Asset Fund	Class
Baron Growth Fund	ING BlackRock Large Cap Growth Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Evergreen Health Sciences Portfolio - Service Class
Calvert Social Balanced Portfolio	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Capital One Funds:	ING FMRSM Large Cap Growth Portfolio - Institutional Class
Capital One Mid Cap Equity Fund - Class A	ING JPMorgan Emerging Markets Equity
DWS Institutional Funds:	Portfolio - Adviser Class
DWS Equity 500 Index Fund - Class S	ING JPMorgan Emerging Markets Equity
EuroPacific Growth Fund®:	Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-3	ING JPMorgan Emerging Markets Equity
EuroPacific Growth Fund® - Class R-4	Portfolio - Service Class
Evergreen Equity Trust:	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Evergreen Special Values Fund - Class A	ING JPMorgan Value Opportunities
Fidelity® Advisor Series I:	Portfolio - Institutional Class
Fidelity® Advisor Mid Cap Fund - Class T	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Julius Baer Foreign Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Legg Mason Partners All Cap Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Legg Mason Value Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Marsico International Opportunities	ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	Portfolio - Initial Class
ING MFS Total Return Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth
ING MFS Total Return Portfolio - Institutional Class	Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth
ING MFS Utilities Portfolio - Service Class	Portfolio - Adviser Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Legg Mason Partners Large Cap Growth
ING PIMCO High Yield Portfolio - Institutional Class	Portfolio - Initial Class
ING PIMCO High Yield Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Neuberger Berman Regency Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service	ING Oppenheimer Strategic Income Portfolio - Adviser Class
Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING PIMCO Total Return Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class	ING Solution 2025 Portfolio - Adviser Class
ING Van Kampen Real Estate Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class
ING Mutual Funds:	ING Solution 2045 Portfolio - Service Class
ING International Fund - Class Q	ING Solution Income Portfolio - Adviser Class
ING International SmallCap Fund - Class A	ING Solution Income Portfolio - Service Class
ING Partners, Inc.:	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Large Company Value	Portfolio - Adviser Class
Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Large Company Value	Portfolio - Initial Class
Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Select Portfolio - Initial Class	Portfolio - Service Class
ING American Century Select Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Templeton Foreign Equity Portfolio - Service Class
Portfolio - Service Class	ING Thornburg Value Portfolio - Adviser Class
ING Baron Asset Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class	ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Adviser Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Fundamental Research Portfolio - Adviser Class	ING Van Kampen Equity and Income Portfolio - Adviser Class
ING Fundamental Research Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class
ING Goldman Sachs® Structured Equity	ING Strategic Allocation Portfolios, Inc.:
Portfolio - Adviser Class	ING VP Strategic Allocation Conservative Portfolio - Class I
ING JPMorgan International Portfolio - Adviser Class	ING VP Strategic Allocation Growth Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING VP Strategic Allocation Moderate Portfolio - Class I
ING JPMorgan International Portfolio - Service Class	ING Variable Funds:
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING VP Growth and Income Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class

ING Variable Insurance Trust:	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 1	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 2	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 3	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 5	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 6	Lord Abbett Series Fund - Growth and Income
ING GET U.S. Core Portfolio - Series 7	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 9	Massachusetts Investors Growth Stock Fund:
ING GET U.S. Core Portfolio - Series 10	Massachusetts Investors Growth Stock Fund - Class A
ING GET U.S. Core Portfolio - Series 11	MFS® Variable Insurance TrustSM:
ING Variable Portfolios, Inc.:	MFS® Total Return Series - Initial Class
ING VP Global Science and Technology Portfolio - Class I	Moderate Allocation Portfolio:
ING VP Growth Portfolio - Class I	Moderate Allocation Portfolio
ING VP Index Plus LargeCap Portfolio - Class I	Neuberger Berman Equity Funds®:
ING VP Index Plus LargeCap Portfolio - Class S	Neuberger Berman Socially Responsive Fund® - Trust Class
ING VP Index Plus MidCap Portfolio - Class I	New Perspective Fund®, Inc.:
ING VP Index Plus MidCap Portfolio - Class S	New Perspective Fund®, Inc. - Class R-3
ING VP Index Plus SmallCap Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP Index Plus SmallCap Portfolio - Class S	Oppenheimer Capital Appreciation Fund:
ING VP International Equity Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING VP International Equity Portfolio - Class S	Oppenheimer Developing Markets Fund:
ING VP Small Company Portfolio - Class I	Oppenheimer Developing Markets Fund - Class A
ING VP Small Company Portfolio - Class S	Oppenheimer Global Fund:
ING VP Value Opportunity Portfolio - Class I	Oppenheimer Global Fund - Class A
ING Variable Products Trust:	Oppenheimer Main Street Funds®, Inc.:
ING VP Financial Services Portfolio - Class I	Oppenheimer Main Street Fund® - Class A
ING VP International Value Portfolio - Class I	Oppenheimer Variable Account Funds:
ING VP International Value Portfolio - Class S	Oppenheimer Aggressive Growth Fund/VA
ING VP MidCap Opportunities Portfolio - Class I	Oppenheimer Global Securities/VA
ING VP MidCap Opportunities Portfolio - Class S	Oppenheimer Main Street Fund®/VA
ING VP Real Estate Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING VP SmallCap Opportunities Portfolio - Class I	Oppenheimer Strategic Bond Fund/VA
ING VP SmallCap Opportunities Portfolio - Class S	Pax World Balanced Fund, Inc.:
ING VP Balanced Portfolio, Inc.:	Pax World Balanced Fund, Inc.
ING VP Balanced Portfolio - Class I	PIMCO Variable Insurance Trust:
ING VP Intermediate Bond Portfolio:	PIMCO Real Return Portfolio - Administrative Class
ING VP Intermediate Bond Portfolio - Class I	Pioneer Fund:
ING VP Intermediate Bond Portfolio - Class S	Pioneer Fund - Class A
ING VP Money Market Portfolio:	Pioneer High Yield Fund:
ING VP Money Market Portfolio - Class I	Pioneer High Yield Fund - Class A
ING VP Natural Resources Trust:	Pioneer Variable Contracts Trust:
ING VP Natural Resources Trust	Pioneer Equity Income VCT Portfolio - Class I
Janus Adviser Series:	Pioneer Fund VCT Portfolio - Class I
Janus Adviser Balanced Fund - Class S	Pioneer High Yield VCT Portfolio - Class I
Janus Aspen Series:	Pioneer Mid Cap Value VCT Portfolio - Class I
Janus Aspen Series Balanced Portfolio - Institutional Shares	T. Rowe Price Mid-Cap Value Fund, Inc.:
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	T. Rowe Price Mid-Cap Value Fund - R Class
Janus Aspen Series Large Cap Growth	T. Rowe Price Value Fund, Inc.:
Portfolio - Institutional Shares	T. Rowe Price Value Fund - Advisor Class
Janus Aspen Series Mid Cap Growth	Templeton Funds, Inc.:
Portfolio - Institutional Shares	Templeton Foreign Fund - Class A
Janus Aspen Series Worldwide Growth	Templeton Growth Fund, Inc.:
Portfolio - Institutional Shares	Templeton Growth Fund, Inc. - Class A
Legg Mason Value Trust, Inc.:	Templeton Income Trust:
Legg Mason Value Trust, Inc. - Primary Class	Templeton Global Bond Fund - Class A
LKCM Funds:	The Growth Fund of America®, Inc.:
LKCM Aquinas Growth Fund	The Growth Fund of America® - Class R-3
Lord Abbett Affiliated Fund, Inc.:	The Growth Fund of America® - Class R-4
Lord Abbett Affiliated Fund - Class A

The Income Fund of America®, Inc.:	Wanger Advisors Trust:
The Income Fund of America® - Class R-3	Wanger Select
UBS Funds:	Wanger U.S. Smaller Companies
UBS U.S. Small Cap Growth Fund - Class A	Washington Mutual Investors FundSM, Inc.:
Vanguard® Variable Insurance Fund:	Washington Mutual Investors FundSM, Inc. - Class R-3
Diversified Value Portfolio	Washington Mutual Investors FundSM, Inc. - Class R-4
Equity Income Portfolio	Wells Fargo Funds Trust:
Small Company Growth Portfolio	Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 23, 2007

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares

Assets
Investments in mutual funds
at fair value	$ 234	$ 17	$ 114	$ 32,998	$ 49,722
Total assets	234	17	114	32,998	49,722

Liabilities
Payable to related parties	-	-	-	2	3
Total liabilities	-	-	-	2	3
Net assets	$ 234	$ 17	$ 114	$ 32,996	$ 49,719

Net assets
Accumulation units	$ 234	$ 17	$ 114	$ 32,931	$ 49,702
Contracts in payout (annuitization)	-	-	-	65	17
Total net assets	$ 234	$ 17	$ 114	$ 32,996	$ 49,719

Total number of mutual fund shares	8,989	595	3,996	1,258,518	1,826,661

Cost of mutual fund shares	$ 258	$ 17	$ 122	$ 29,274	$ 41,142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

American
				American	Century
	AllianceBernstein	AllianceBernstein	Allianz NFJ	Balanced	Income &
	Growth and Income	Growth and Income	Small-Cap	Fund® - Class	Growth Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Value - Class A	R-3	Advisor Class

Assets
Investments in mutual funds
at fair value	$ 65	$ 557	$ 477	$ 5,014	$ 5,990
Total assets	65	557	477	5,014	5,990

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 65	$ 557	$ 477	$ 5,014	$ 5,990

Net assets
Accumulation units	$ 65	$ 557	$ 477	$ 5,014	$ 5,990
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 65	$ 557	$ 477	$ 5,014	$ 5,990

Total number of mutual fund shares	14,739	20,493	15,277	264,463	180,041

Cost of mutual fund shares	$ 58	$ 506	$ 461	$ 4,754	$ 5,416

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Ariel				Calvert Social
	Appreciation		Baron Asset	Baron Growth	Balanced
	Fund	Ariel Fund	Fund	Fund	Portfolio

Assets
Investments in mutual funds
at fair value	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,401
Total assets	629	660	1,029	1,434	65,401

Liabilities
Payable to related parties	-	-	-	-	4
Total liabilities	-	-	-	-	4
Net assets	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,397

Net assets
Accumulation units	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,282
Contracts in payout (annuitization)	-	-	-	-	115
Total net assets	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,397

Total number of mutual fund shares	13,022	12,731	17,214	28,745	32,217,096

Cost of mutual fund shares	$ 607	$ 667	$ 985	$ 1,330	$ 61,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Capital One
	Mid Cap	DWS Equity	EuroPacific	EuroPacific	Evergreen
	Equity Fund -	500 Index Fund	Growth Fund®	Growth Fund®	Special Values
	Class A	- Class S	- Class R-3	- Class R-4	Fund - Class A

Assets
Investments in mutual funds
at fair value	$ 96	$ 167	$ 3,767	$ 141,238	$ 105,940
Total assets	96	167	3,767	141,238	105,940

Liabilities
Payable to related parties	-	-	-	8	6
Total liabilities	-	-	-	8	6
Net assets	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934

Net assets
Accumulation units	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934

Total number of mutual fund shares	5,625	1,052	82,066	3,071,724	3,870,663

Cost of mutual fund shares	$ 99	$ 150	$ 3,434	$ 125,631	$ 102,981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Fidelity®	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Advisor Mid	Equity-Income	Growth	High Income	Overseas
	Cap Fund -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class T	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 694	$ 455,757	$ 295,839	$ 7,752	$ 51,713
Total assets	694	455,757	295,839	7,752	51,713

Liabilities
Payable to related parties	-	26	17	-	3
Total liabilities	-	26	17	-	3
Net assets	$ 694	$ 455,731	$ 295,822	$ 7,752	$ 51,710

Net assets
Accumulation units	$ 694	$ 450,867	$ 295,589	$ 7,665	$ 51,710
Contracts in payout (annuitization)	-	4,864	233	87	-
Total net assets	$ 694	$ 455,731	$ 295,822	$ 7,752	$ 51,710

Total number of mutual fund shares	27,859	17,395,319	8,247,526	1,220,758	2,157,397

Cost of mutual fund shares	$ 662	$ 399,254	$ 316,563	$ 7,895	$ 39,322

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	ManagerSM	Contrafund®	Index 500	Mid Cap	Mutual
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Discovery Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class R

Assets
Investments in mutual funds
at fair value	$ 18,361	$ 1,176,647	$ 128,852	$ 5,451	$ 1,438
Total assets	18,361	1,176,647	128,852	5,451	1,438

Liabilities
Payable to related parties	1	65	7	-	-
Total liabilities	1	65	7	-	-
Net assets	$ 18,360	$ 1,176,582	$ 128,845	$ 5,451	$ 1,438

Net assets
Accumulation units	$ 18,360	$ 1,168,093	$ 128,845	$ 5,451	$ 1,438
Contracts in payout (annuitization)	-	8,489	-	-	-
Total net assets	$ 18,360	$ 1,176,582	$ 128,845	$ 5,451	$ 1,438

Total number of mutual fund shares	1,168,725	37,389,483	798,540	156,783	48,025

Cost of mutual fund shares	$ 16,683	$ 925,833	$ 103,921	$ 5,223	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	ING Financial	ING Real	ING GNMA
	Growth Fund -	Securities Fund	Services Fund -	Estate Fund -	Income Fund -
	Class A	- Class 2	Class A	Class A	Class A

Assets
Investments in mutual funds
at fair value	$ 556	$ 88,526	$ 84	$ 2,373	$ 973
Total assets	556	88,526	84	2,373	973

Liabilities
Payable to related parties	-	5	-	-	-
Total liabilities	-	5	-	-	-
Net assets	$ 556	$ 88,521	$ 84	$ 2,373	$ 973

Net assets
Accumulation units	$ 556	$ 87,354	$ 84	$ 2,373	$ 973
Contracts in payout (annuitization)	-	1,167	-	-	-
Total net assets	$ 556	$ 88,521	$ 84	$ 2,373	$ 973

Total number of mutual fund shares	14,724	4,711,314	3,494	125,266	117,088

Cost of mutual fund shares	$ 547	$ 73,785	$ 81	$ 2,069	$ 983

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING	ING BlackRock
	ING			AllianceBernstein	Large Cap
	Intermediate			Mid Cap Growth	Growth
	Bond Fund -	ING GET Fund	ING GET Fund	Portfolio - Service	Portfolio -
	Class A	- Series Q	- Series S	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,633	$ 2,909	$ 10,254	$ 3,286	$ -
Total assets	1,633	2,909	10,254	3,286	-

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 1,633	$ 2,909	$ 10,253	$ 3,286	$ -

Net assets
Accumulation units	$ 1,633	$ 2,909	$ 10,253	$ 3,286	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,633	$ 2,909	$ 10,253	$ 3,286	$ -

Total number of mutual fund shares	160,265	284,045	988,809	193,961	2

Cost of mutual fund shares	$ 1,649	$ 2,847	$ 9,932	$ 3,831	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING FMRSM		ING JPMorgan
			Large Cap	ING JPMorgan	Emerging
	ING Evergreen	ING FMRSM	Growth	Emerging	Markets Equity
	Health Sciences	Diversified Mid	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Cap Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Adviser Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,440	$ 14,605	$ 162	$ 57	$ 29,173
Total assets	4,440	14,605	162	57	29,173

Liabilities
Payable to related parties	-	1	-	-	2
Total liabilities	-	1	-	-	2
Net assets	$ 4,440	$ 14,604	$ 162	$ 57	$ 29,171

Net assets
Accumulation units	$ 4,440	$ 14,604	$ 162	$ 57	$ 29,171
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,440	$ 14,604	$ 162	$ 57	$ 29,171

Total number of mutual fund shares	364,817	1,091,568	14,882	2,939	1,487,665

Cost of mutual fund shares	$ 4,108	$ 14,520	$ 159	$ 51	$ 23,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING JPMorgan
	ING JPMorgan	ING JPMorgan	Value	ING JPMorgan
	Emerging	Small Cap Core Opportunities		Value	ING Julius
	Markets Equity	Equity	Portfolio -	Opportunities	Baer Foreign
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 21,611	$ 1,643	$ 26	$ 824	$ 30,168
Total assets	21,611	1,643	26	824	30,168

Liabilities
Payable to related parties	1	-	-	-	2
Total liabilities	1	-	-	-	2
Net assets	$ 21,610	$ 1,643	$ 26	$ 824	$ 30,166

Net assets
Accumulation units	$ 21,610	$ 1,643	$ 26	$ 824	$ 30,166
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 21,610	$ 1,643	$ 26	$ 824	$ 30,166

Total number of mutual fund shares	1,103,752	115,478	2,017	64,924	1,788,291

Cost of mutual fund shares	$ 18,552	$ 1,605	$ 25	$ 788	$ 25,798

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Lord
	ING Legg		Abbett		ING Marsico
	Mason	ING Legg	Affiliated	ING Marsico	International
	Partners All	Mason Value	Portfolio -	Growth	Opportunities
	Cap Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 35	$ 3,415	$ 1,068	$ 2,747	$ 7,306
Total assets	35	3,415	1,068	2,747	7,306

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 35	$ 3,415	$ 1,068	$ 2,747	$ 7,306

Net assets
Accumulation units	$ 35	$ 3,415	$ 1,043	$ 2,747	$ 7,306
Contracts in payout (annuitization)	-	-	25	-	-
Total net assets	$ 35	$ 3,415	$ 1,068	$ 2,747	$ 7,306

Total number of mutual fund shares	2,286	303,330	84,236	165,676	478,169

Cost of mutual fund shares	$ 33	$ 3,179	$ 1,016	$ 2,588	$ 6,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING MFS Total			ING
	ING MFS Total	Return	ING MFS Total	ING MFS	Oppenheimer
	Return	Portfolio -	Return	Utilities	Main Street
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio® -
	Adviser Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 45	$ 269	$ 36,561	$ 13,023	$ 825
Total assets	45	269	36,561	13,023	825

Liabilities
Payable to related parties	-	-	2	1	-
Total liabilities	-	-	2	1	-
Net assets	$ 45	$ 269	$ 36,559	$ 13,022	$ 825

Net assets
Accumulation units	$ 45	$ 269	$ 36,559	$ 13,022	$ 825
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 45	$ 269	$ 36,559	$ 13,022	$ 825

Total number of mutual fund shares	2,388	14,128	1,924,255	894,453	41,586

Cost of mutual fund shares	$ 43	$ 255	$ 35,177	$ 11,505	$ 763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING PIMCO				ING Pioneer
	High Yield	ING PIMCO	ING Pioneer		Mid Cap Value
	Portfolio -	High Yield	Fund Portfolio	ING Pioneer	Portfolio -
	Institutional	Portfolio -	- Institutional	Fund Portfolio	Institutional
	Class	Service Class	Class	- Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 247	$ 5,070	$ 2,509	$ 25	$ 783
Total assets	247	5,070	2,509	25	783

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 247	$ 5,070	$ 2,509	$ 25	$ 783

Net assets
Accumulation units	$ 247	$ 5,070	$ 2,466	$ 25	$ 766
Contracts in payout (annuitization)	-	-	43	-	17
Total net assets	$ 247	$ 5,070	$ 2,509	$ 25	$ 783

Total number of mutual fund shares	23,953	491,266	194,203	1,925	63,404

Cost of mutual fund shares	$ 243	$ 4,999	$ 2,440	$ 24	$ 750

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity	Price Equity
	Mid Cap Value Index Portfolio		Appreciation	Income	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6	$ 3,625	$ 86,929	$ 215	$ 87,801
Total assets	6	3,625	86,929	215	87,801

Liabilities
Payable to related parties	-	-	5	-	5
Total liabilities	-	-	5	-	5
Net assets	$ 6	$ 3,625	$ 86,924	$ 215	$ 87,796

Net assets
Accumulation units	$ 6	$ 3,625	$ 86,924	$ 215	$ 87,796
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6	$ 3,625	$ 86,924	$ 215	$ 87,796

Total number of mutual fund shares	485	282,078	3,266,793	14,060	5,668,223

Cost of mutual fund shares	$ 6	$ 3,350	$ 82,814	$ 202	$ 76,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING Van
	ING Templeton		ING Van	Kampen	ING Van
	Global Growth	ING Templeton	Kampen Equity	Growth and	Kampen Real
	Portfolio -	Global Growth	Growth	Income	Estate Portfolio
	Institutional	Portfolio -	Portfolio -	Portfolio -	- Institutional
	Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ -	$ 1,421	$ 14	$ 15,705	$ 754
Total assets	-	1,421	14	15,705	754

Liabilities
Payable to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ -	$ 1,421	$ 14	$ 15,704	$ 754

Net assets
Accumulation units	$ -	$ 1,421	$ 14	$ 15,704	$ -
Contracts in payout (annuitization)	-	-	-	-	754
Total net assets	$ -	$ 1,421	$ 14	$ 15,704	$ 754

Total number of mutual fund shares	5	98,058	1,176	555,551	19,307

Cost of mutual fund shares	$ -	$ 1,325	$ 14	$ 14,916	$ 707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING VP Index
		Plus	ING Wells	ING Wells
	ING Van	International	Fargo Mid Cap	Fargo Small
	Kampen Real	Equity	Disciplined	Cap Disciplined	ING
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	International
	- Service Class	Service Class	Service Class	Service Class	Fund - Class Q

Assets
Investments in mutual funds
at fair value	$ 16,906	$ 2,537	$ 767	$ 1,141	$ 7
Total assets	16,906	2,537	767	1,141	7

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 16,905	$ 2,537	$ 767	$ 1,141	$ 7

Net assets
Accumulation units	$ 16,905	$ 2,537	$ 767	$ 1,141	$ 7
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 16,905	$ 2,537	$ 767	$ 1,141	$ 7

Total number of mutual fund shares	434,704	193,841	43,161	100,184	531

Cost of mutual fund shares	$ 15,708	$ 2,438	$ 718	$ 1,104	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING American	ING American
	ING	Century Large	Century Large	ING American	ING American
	International	Company	Company	Century Select	Century Select
	SmallCap Fund	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Class A	- Adviser Class	- Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 837	$ 9	$ 5,290	$ 131,565	$ -
Total assets	837	9	5,290	131,565	-

Liabilities
Payable to related parties	-	-	-	8	-
Total liabilities	-	-	-	8	-
Net assets	$ 837	$ 9	$ 5,290	$ 131,557	$ -

Net assets
Accumulation units	$ 837	$ 9	$ 5,266	$ 131,278	$ -
Contracts in payout (annuitization)	-	-	24	279	-
Total net assets	$ 837	$ 9	$ 5,290	$ 131,557	$ -

Total number of mutual fund shares	16,273	549	329,598	14,363,034	14

Cost of mutual fund shares	$ 691	$ 8	$ 4,584	$ 125,967	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Baron
	Century Small-	Century Small-		Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Adviser Class	Service Class	- Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 22	$ 33,828	$ 306	$ 63	$ 91,456
Total assets	22	33,828	306	63	91,456

Liabilities
Payable to related parties	-	2	-	-	5
Total liabilities	-	2	-	-	5
Net assets	$ 22	$ 33,826	$ 306	$ 63	$ 91,451

Net assets
Accumulation units	$ 22	$ 33,324	$ 306	$ 63	$ 90,943
Contracts in payout (annuitization)	-	502	-	-	508
Total net assets	$ 22	$ 33,826	$ 306	$ 63	$ 91,451

Total number of mutual fund shares	1,636	2,503,953	27,568	3,470	4,989,426

Cost of mutual fund shares	$ 20	$ 29,758	$ 293	$ 60	$ 72,615

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Columbia			ING	ING
	Small Cap	ING Davis	ING Fidelity®	Fundamental	Fundamental
	Value II	Venture Value	VIP Mid Cap	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 39	$ 9,469	$ 110	$ 5	$ 1,510
Total assets	39	9,469	110	5	1,510

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 39	$ 9,468	$ 110	$ 5	$ 1,510

Net assets
Accumulation units	$ 39	$ 9,406	$ 110	$ 5	$ 1,510
Contracts in payout (annuitization)	-	62	-	-	-
Total net assets	$ 39	$ 9,468	$ 110	$ 5	$ 1,510

Total number of mutual fund shares	3,877	480,674	7,875	480	150,591

Cost of mutual fund shares	$ 36	$ 8,389	$ 108	$ 5	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Goldman
	ING Goldman	Sachs®
	Sachs® Capital	Structured	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth	Equity	International	International	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,157	$ 2	$ 20	$ 150,212	$ 16
Total assets	2,157	2	20	150,212	16

Liabilities
Payable to related parties	-	-	-	9	-
Total liabilities	-	-	-	9	-
Net assets	$ 2,157	$ 2	$ 20	$ 150,203	$ 16

Net assets
Accumulation units	$ 2,076	$ 2	$ 20	$ 148,489	$ 16
Contracts in payout (annuitization)	81	-	-	1,714	-
Total net assets	$ 2,157	$ 2	$ 20	$ 150,203	$ 16

Total number of mutual fund shares	173,671	137	1,244	9,238,141	959

Cost of mutual fund shares	$ 1,933	$ 2	$ 19	$ 99,304	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason	Mason	Mason
			Partners	Partners	Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 91	$ 32,580	$ 17	$ 203,819	$ 82
Total assets	91	32,580	17	203,819	82

Liabilities
Payable to related parties	-	2	-	12	-
Total liabilities	-	2	-	12	-
Net assets	$ 91	$ 32,578	$ 17	$ 203,807	$ 82

Net assets
Accumulation units	$ 91	$ 31,593	$ 17	$ 203,615	$ 82
Contracts in payout (annuitization)	-	985	-	192	-
Total net assets	$ 91	$ 32,578	$ 17	$ 203,807	$ 82

Total number of mutual fund shares	5,694	2,014,868	356	4,151,090	1,693

Cost of mutual fund shares	$ 87	$ 28,621	$ 16	$ 208,786	$ 73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Legg	ING Legg
	Mason	Mason	ING Neuberger	ING Neuberger
	Partners Large	Partners Large	Berman	Berman	ING OpCap
	Cap Growth	Cap Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 33	$ 3,850	$ 232	$ 1	$ 13,498
Total assets	33	3,850	232	1	13,498

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 33	$ 3,850	$ 232	$ 1	$ 13,497

Net assets
Accumulation units	$ 33	$ 3,850	$ 232	$ 1	$ 13,176
Contracts in payout (annuitization)	-	-	-	-	321
Total net assets	$ 33	$ 3,850	$ 232	$ 1	$ 13,497

Total number of mutual fund shares	2,821	322,449	21,278	138	898,098

Cost of mutual fund shares	$ 32	$ 3,626	$ 232	$ 1	$ 11,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 96	$ 921,383	$ 180	$ 127	$ 112,899
Total assets	96	921,383	180	127	112,899

Liabilities
Payable to related parties	-	53	-	-	6
Total liabilities	-	53	-	-	6
Net assets	$ 96	$ 921,330	$ 180	$ 127	$ 112,893

Net assets
Accumulation units	$ 96	$ 918,715	$ 180	$ 127	$ 111,321
Contracts in payout (annuitization)	-	2,615	-	-	1,572
Total net assets	$ 96	$ 921,330	$ 180	$ 127	$ 112,893

Total number of mutual fund shares	5,914	55,238,778	11,051	11,793	10,453,645

Cost of mutual fund shares	$ 91	$ 673,879	$ 162	$ 122	$ 105,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Adviser Class	Service Class	Initial Class	Service Class	Adviser Class

Assets
Investments in mutual funds
at fair value	$ 269	$ 62,927	$ 1,000	$ 6	$ 2,850
Total assets	269	62,927	1,000	6	2,850

Liabilities
Payable to related parties	-	4	-	-	-
Total liabilities	-	4	-	-	-
Net assets	$ 269	$ 62,923	$ 1,000	$ 6	$ 2,850

Net assets
Accumulation units	$ 269	$ 62,205	$ 1,000	$ 6	$ 2,850
Contracts in payout (annuitization)	-	718	-	-	-
Total net assets	$ 269	$ 62,923	$ 1,000	$ 6	$ 2,850

Total number of mutual fund shares	24,390	5,663,956	97,813	612	240,700

Cost of mutual fund shares	$ 264	$ 61,573	$ 986	$ 6	$ 2,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 15,209	$ 4,390	$ 18,184	$ 3,854	$ 12,007
Total assets	15,209	4,390	18,184	3,854	12,007

Liabilities
Payable to related parties	1	-	1	-	1
Total liabilities	1	-	1	-	1
Net assets	$ 15,208	$ 4,390	$ 18,183	$ 3,854	$ 12,006

Net assets
Accumulation units	$ 15,208	$ 4,390	$ 18,183	$ 3,854	$ 12,006
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,208	$ 4,390	$ 18,183	$ 3,854	$ 12,006

Total number of mutual fund shares	1,278,073	357,500	1,473,579	304,647	944,692

Cost of mutual fund shares	$ 14,242	$ 4,133	$ 16,892	$ 3,593	$ 11,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING T. Rowe
Price
			ING Solution	ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Income	Cap Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class

Assets
Investments in mutual funds
at fair value	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39
Total assets	2,250	7,586	1,657	2,746	39

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39

Net assets
Accumulation units	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39

Total number of mutual fund shares	172,914	580,822	149,511	246,698	4,340

Cost of mutual fund shares	$ 2,094	$ 7,046	$ 1,620	$ 2,658	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 397,310	$ 425	$ 143	$ 281,547	$ 867
Total assets	397,310	425	143	281,547	867

Liabilities
Payable to related parties	23	-	-	16	-
Total liabilities	23	-	-	16	-
Net assets	$ 397,287	$ 425	$ 143	$ 281,531	$ 867

Net assets
Accumulation units	$ 396,937	$ 425	$ 143	$ 280,428	$ 867
Contracts in payout (annuitization)	350	-	-	1,103	-
Total net assets	$ 397,287	$ 425	$ 143	$ 281,531	$ 867

Total number of mutual fund shares	43,092,153	46,651	2,443	4,743,035	14,739

Cost of mutual fund shares	$ 323,794	$ 394	$ 134	$ 231,875	$ 763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING	ING	Large Cap	Large Cap
	Foreign Equity	Thornburg	Thornburg	Equity	Equity
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	Service Class	- Adviser Class	- Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 302	$ 54	$ 117,363	$ 135,288	$ 3
Total assets	302	54	117,363	135,288	3

Liabilities
Payable to related parties	-	-	7	8	-
Total liabilities	-	-	7	8	-
Net assets	$ 302	$ 54	$ 117,356	$ 135,280	$ 3

Net assets
Accumulation units	$ 302	$ 54	$ 117,037	$ 133,790	$ 3
Contracts in payout (annuitization)	-	-	319	1,490	-
Total net assets	$ 302	$ 54	$ 117,356	$ 135,280	$ 3

Total number of mutual fund shares	25,121	1,708	3,684,859	12,811,404	308

Cost of mutual fund shares	$ 285	$ 50	$ 113,726	$ 127,636	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Growth	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 24	$ 151	$ 100,247	$ 21	$ 378,578
Total assets	24	151	100,247	21	378,578

Liabilities
Payable to related parties	-	-	6	-	21
Total liabilities	-	-	6	-	21
Net assets	$ 24	$ 151	$ 100,241	$ 21	$ 378,557

Net assets
Accumulation units	$ 24	$ 151	$ 98,305	$ 21	$ 376,807
Contracts in payout (annuitization)	-	-	1,936	-	1,750
Total net assets	$ 24	$ 151	$ 100,241	$ 21	$ 378,557

Total number of mutual fund shares	2,493	11,431	7,537,365	567	9,840,871

Cost of mutual fund shares	$ 24	$ 146	$ 88,227	$ 21	$ 328,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING VP
	Kampen Equity	Allocation	Allocation	Allocation	Growth and
	and Income	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 90	$ 39,522	$ 88,597	$ 82,812	$ 1,940,308
Total assets	90	39,522	88,597	82,812	1,940,308

Liabilities
Payable to related parties	-	2	5	5	120
Total liabilities	-	2	5	5	120
Net assets	$ 90	$ 39,520	$ 88,592	$ 82,807	$ 1,940,188

Net assets
Accumulation units	$ 90	$ 38,716	$ 88,134	$ 81,838	$ 1,786,484
Contracts in payout (annuitization)	-	804	458	969	153,704
Total net assets	$ 90	$ 39,520	$ 88,592	$ 82,807	$ 1,940,188

Total number of mutual fund shares	2,352	2,916,726	5,193,230	5,405,489	82,990,091

Cost of mutual fund shares	$ 86	$ 37,345	$ 72,795	$ 72,063	$ 2,245,223

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 995	$ 7,606	$ 27,887	$ 685	$ 3,931
Total assets	995	7,606	27,887	685	3,931

Liabilities
Payable to related parties	-	1	2	-	-
Total liabilities	-	1	2	-	-
Net assets	$ 995	$ 7,605	$ 27,885	$ 685	$ 3,931

Net assets
Accumulation units	$ 995	$ 7,605	$ 27,885	$ 685	$ 3,931
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 995	$ 7,605	$ 27,885	$ 685	$ 3,931

Total number of mutual fund shares	95,680	740,613	2,697,041	62,229	354,769

Cost of mutual fund shares	$ 955	$ 7,396	$ 26,952	$ 623	$ 3,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 3,556	$ 1,507	$ 168	$ 76	$ 47
Total assets	3,556	1,507	168	76	47

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,556	$ 1,507	$ 168	$ 76	$ 47

Net assets
Accumulation units	$ 3,556	$ 1,507	$ 168	$ 76	$ 47
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,556	$ 1,507	$ 168	$ 76	$ 47

Total number of mutual fund shares	322,942	136,257	15,356	6,940	4,351

Cost of mutual fund shares	$ 3,232	$ 1,363	$ 154	$ 70	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 37,596	$ 67,841	$ 539,483	$ 7	$ 421,751
Total assets	37,596	67,841	539,483	7	421,751

Liabilities
Payable to related parties	2	4	31	-	23
Total liabilities	2	4	31	-	23
Net assets	$ 37,594	$ 67,837	$ 539,452	$ 7	$ 421,728

Net assets
Accumulation units	$ 37,594	$ 67,563	$ 534,224	$ 7	$ 420,287
Contracts in payout (annuitization)	-	274	5,228	-	1,441
Total net assets	$ 37,594	$ 67,837	$ 539,452	$ 7	$ 421,728

Total number of mutual fund shares	8,208,822	6,370,019	30,862,881	408	22,326,679

Cost of mutual fund shares	$ 31,868	$ 64,378	$ 456,021	$ 7	$ 348,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING VP	ING VP
	ING VP Index	ING VP Index	ING VP Index	International	International
	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S

Assets
Investments in mutual funds
at fair value	$ 43	$ 189,887	$ 52	$ 22,627	$ 18
Total assets	43	189,887	52	22,627	18

Liabilities
Payable to related parties	-	10	-	1	-
Total liabilities	-	10	-	1	-
Net assets	$ 43	$ 189,877	$ 52	$ 22,626	$ 18

Net assets
Accumulation units	$ 43	$ 188,566	$ 52	$ 21,478	$ 18
Contracts in payout (annuitization)	-	1,311	-	1,148	-
Total net assets	$ 43	$ 189,877	$ 52	$ 22,626	$ 18

Total number of mutual fund shares	2,305	10,555,114	2,923	1,841,069	1,486

Cost of mutual fund shares	$ 42	$ 149,715	$ 51	$ 17,747	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING VP
	ING VP Small	ING VP Small	ING VP Value	Financial	ING VP
	Company	Company	Opportunity	Services	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 169,096	$ 11	$ 96,815	$ 3,621	$ 123,760
Total assets	169,096	11	96,815	3,621	123,760

Liabilities
Payable to related parties	9	-	5	-	7
Total liabilities	9	-	5	-	7
Net assets	$ 169,087	$ 11	$ 96,810	$ 3,621	$ 123,753

Net assets
Accumulation units	$ 168,111	$ 11	$ 96,760	$ 3,621	$ 121,652
Contracts in payout (annuitization)	976	-	50	-	2,101
Total net assets	$ 169,087	$ 11	$ 96,810	$ 3,621	$ 123,753

Total number of mutual fund shares	7,792,444	505	6,112,027	271,029	8,110,074

Cost of mutual fund shares	$ 132,772	$ 11	$ 73,613	$ 3,441	$ 102,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING VP	ING VP		ING VP
	ING VP	MidCap	MidCap		SmallCap
	International	Opportunities	Opportunities	ING VP Real	Opportunities
	Value Portfolio	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	- Class S	Class I	Class S	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 60	$ 6,141	$ 3	$ 86,711	$ 10,191
Total assets	60	6,141	3	86,711	10,191

Liabilities
Payable to related parties	-	-	-	5	-
Total liabilities	-	-	-	5	-
Net assets	$ 60	$ 6,141	$ 3	$ 86,706	$ 10,191

Net assets
Accumulation units	$ 60	$ 6,141	$ 3	$ 86,706	$ 10,191
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 60	$ 6,141	$ 3	$ 86,706	$ 10,191

Total number of mutual fund shares	3,909	752,537	338	4,419,530	510,293

Cost of mutual fund shares	$ 57	$ 5,334	$ 3	$ 66,083	$ 8,867

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING VP
	SmallCap	ING VP	ING VP	ING VP	ING VP Money
	Opportunities	Balanced	Intermediate	Intermediate	Market
	Portfolio -	Portfolio -	Bond Portfolio	Bond Portfolio	Portfolio -
	Class S	Class I	- Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 10	$ 588,400	$ 400,169	$ 12	$ 362,788
Total assets	10	588,400	400,169	12	362,788

Liabilities
Payable to related parties	-	36	23	-	16
Total liabilities	-	36	23	-	16
Net assets	$ 10	$ 588,364	$ 400,146	$ 12	$ 362,772

Net assets
Accumulation units	$ 10	$ 560,088	$ 393,348	$ 12	$ 361,458
Contracts in payout (annuitization)	-	28,276	6,798	-	1,314
Total net assets	$ 10	$ 588,364	$ 400,146	$ 12	$ 362,772

Total number of mutual fund shares	494	40,163,808	30,877,209	931	27,079,995

Cost of mutual fund shares	$ 10	$ 556,595	$ 416,123	$ 12	$ 352,655

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Janus Aspen	Series Large
	ING VP		Series Balanced	Series Flexible	Cap Growth
	Natural	Janus Adviser	Portfolio -	Bond Portfolio	Portfolio -
	Resources	Balanced Fund	Institutional	- Institutional	Institutional
	Trust	- Class S	Shares	Shares	Shares

Assets
Investments in mutual funds
at fair value	$ 72,985	$ 1	$ 394	$ 114	$ 148
Total assets	72,985	1	394	114	148

Liabilities
Payable to related parties	4	-	-	-	-
Total liabilities	4	-	-	-	-
Net assets	$ 72,981	$ 1	$ 394	$ 114	$ 148

Net assets
Accumulation units	$ 72,981	$ 1	$ 394	$ 114	$ 148
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 72,981	$ 1	$ 394	$ 114	$ 148

Total number of mutual fund shares	2,717,245	23	14,132	10,172	6,409

Cost of mutual fund shares	$ 65,279	$ 1	$ 355	$ 118	$ 127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Mid Cap	Worldwide
	Growth	Growth	Legg Mason
	Portfolio -	Portfolio -	Value Trust,	LKCM	Lord Abbett
	Institutional	Institutional	Inc. - Primary	Aquinas	Affiliated Fund
	Shares	Shares	Class	Growth Fund	- Class A

Assets
Investments in mutual funds
at fair value	$ 466	$ 353	$ 1,514	$ 183	$ 1,244
Total assets	466	353	1,514	183	1,244

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 466	$ 353	$ 1,514	$ 183	$ 1,244

Net assets
Accumulation units	$ 466	$ 353	$ 1,514	$ 183	$ 1,244
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 466	$ 353	$ 1,514	$ 183	$ 1,244

Total number of mutual fund shares	14,136	10,865	20,826	11,851	81,400

Cost of mutual fund shares	$ 397	$ 307	$ 1,304	$ 166	$ 1,192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Lord Abbett
			Series Fund -	Lord Abbett
	Lord Abbett	Lord Abbett	Growth and	Series Fund -	Massachusetts
	Mid-Cap Value	Small-Cap	Income	Mid-Cap Value	Investors
	Fund, Inc. -	Value Fund -	Portfolio -	Portfolio -	Growth Stock
	Class A	Class A	Class VC	Class VC	Fund - Class A

Assets
Investments in mutual funds
at fair value	$ 1,081	$ 1,379	$ 142,223	$ 156,243	$ 596
Total assets	1,081	1,379	142,223	156,243	596

Liabilities
Payable to related parties	-	-	8	9	-
Total liabilities	-	-	8	9	-
Net assets	$ 1,081	$ 1,379	$ 142,215	$ 156,234	$ 596

Net assets
Accumulation units	$ 1,081	$ 1,379	$ 140,790	$ 155,036	$ 596
Contracts in payout (annuitization)	-	-	1,425	1,198	-
Total net assets	$ 1,081	$ 1,379	$ 142,215	$ 156,234	$ 596

Total number of mutual fund shares	48,244	46,462	4,847,422	7,173,678	43,213

Cost of mutual fund shares	$ 1,090	$ 1,347	$ 120,443	$ 142,265	$ 531

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Neuberger
Berman
			Socially	New	New
	MFS® Total	Moderate	Responsive	Perspective	Perspective
	Return Series -	Allocation	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Initial Class	Portfolio	Class	Class R-3	Class R-4

Assets
Investments in mutual funds
at fair value	$ 81,025	$ 25	$ 519	$ 1,204	$ 27,927
Total assets	81,025	25	519	1,204	27,927

Liabilities
Payable to related parties	5	-	-	-	2
Total liabilities	5	-	-	-	2
Net assets	$ 81,020	$ 25	$ 519	$ 1,204	$ 27,925

Net assets
Accumulation units	$ 81,020	$ 25	$ 519	$ 1,204	$ 27,925
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81,020	$ 25	$ 519	$ 1,204	$ 27,925

Total number of mutual fund shares	3,701,457	1,194	29,132	38,375	885,168

Cost of mutual fund shares	$ 70,813	$ 25	$ 489	$ 1,129	$ 25,555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Capital	Developing	Oppenheimer	Main Street	Aggressive
	Appreciation	Markets Fund -	Global Fund -	Fund® - Class	Growth
	Fund - Class A	Class A	Class A	A	Fund/VA

Assets
Investments in mutual funds
at fair value	$ 414	$ 163,892	$ 130	$ 175	$ 1
Total assets	414	163,892	130	175	1

Liabilities
Payable to related parties	-	10	-	-	-
Total liabilities	-	10	-	-	-
Net assets	$ 414	$ 163,882	$ 130	$ 175	$ 1

Net assets
Accumulation units	$ 414	$ 163,882	$ 130	$ 175	$ -
Contracts in payout (annuitization)	-	-	-	-	1
Total net assets	$ 414	$ 163,882	$ 130	$ 175	$ 1

Total number of mutual fund shares	8,965	3,977,006	1,767	4,297	27

Cost of mutual fund shares	$ 363	$ 134,370	$ 123	$ 170	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Pax World
	Global	Main Street	Small Cap	Strategic Bond	Balanced Fund,
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Inc.

Assets
Investments in mutual funds
at fair value	$ 765	$ 123	$ 4,722	$ 128	$ 50,100
Total assets	765	123	4,722	128	50,100

Liabilities
Payable to related parties	-	-	-	-	3
Total liabilities	-	-	-	-	3
Net assets	$ 765	$ 123	$ 4,722	$ 128	$ 50,097

Net assets
Accumulation units	$ 765	$ -	$ 4,722	$ 128	$ 50,097
Contracts in payout (annuitization)	-	123	-	-	-
Total net assets	$ 765	$ 123	$ 4,722	$ 128	$ 50,097

Total number of mutual fund shares	20,802	4,958	246,589	24,410	2,042,385

Cost of mutual fund shares	$ 656	$ 106	$ 4,502	$ 122	$ 47,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	PIMCO Real
	Return			Pioneer Equity
	Portfolio -		Pioneer High	Income VCT	Pioneer Fund
	Administrative	Pioneer Fund -	Yield Fund -	Portfolio -	VCT Portfolio -
	Class	Class A	Class A	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 25,437	$ 46	$ 1,880	$ 119,314	$ 9,713
Total assets	25,437	46	1,880	119,314	9,713

Liabilities
Payable to related parties	1	-	-	7	-
Total liabilities	1	-	-	7	-
Net assets	$ 25,436	$ 46	$ 1,880	$ 119,307	$ 9,713

Net assets
Accumulation units	$ 25,436	$ 46	$ 1,880	$ 116,312	$ 9,514
Contracts in payout (annuitization)	-	-	-	2,995	199
Total net assets	$ 25,436	$ 46	$ 1,880	$ 119,307	$ 9,713

Total number of mutual fund shares	2,130,408	948	173,773	4,785,979	391,644

Cost of mutual fund shares	$ 27,051	$ 44	$ 1,923	$ 102,238	$ 8,543

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Pioneer High	Pioneer Mid
	Yield VCT	Cap Value	T. Rowe Price	T. Rowe Price	Templeton
	Portfolio -	VCT Portfolio -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class I	Class I	Fund - R Class	Advisor Class	Class A

Assets
Investments in mutual funds
at fair value	$ 12,298	$ 81,311	$ 1,010	$ 30	$ 876
Total assets	12,298	81,311	1,010	30	876

Liabilities
Payable to related parties	1	5	-	-	-
Total liabilities	1	5	-	-	-
Net assets	$ 12,297	$ 81,306	$ 1,010	$ 30	$ 876

Net assets
Accumulation units	$ 12,297	$ 80,187	$ 1,010	$ 30	$ 876
Contracts in payout (annuitization)	-	1,119	-	-	-
Total net assets	$ 12,297	$ 81,306	$ 1,010	$ 30	$ 876

Total number of mutual fund shares	1,116,995	4,001,543	40,234	1,127	64,238

Cost of mutual fund shares	$ 12,283	$ 87,253	$ 929	$ 28	$ 783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			The Growth	The Growth	The Income
	Templeton	Templeton	Fund of	Fund of	Fund of
	Growth Fund,	Global Bond	America® -	America® -	America® -
	Inc. - Class A	Fund - Class A	Class R-3	Class R-4	Class R-3

Assets
Investments in mutual funds
at fair value	$ 693	$ 33,056	$ 7,813	$ 196,595	$ 1,032
Total assets	693	33,056	7,813	196,595	1,032

Liabilities
Payable to related parties	-	2	-	11	-
Total liabilities	-	2	-	11	-
Net assets	$ 693	$ 33,054	$ 7,813	$ 196,584	$ 1,032

Net assets
Accumulation units	$ 693	$ 33,054	$ 7,813	$ 196,584	$ 1,032
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 693	$ 33,054	$ 7,813	$ 196,584	$ 1,032

Total number of mutual fund shares	27,021	2,991,497	240,779	6,019,429	50,796

Cost of mutual fund shares	$ 637	$ 32,133	$ 7,128	$ 173,796	$ 968

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Small
	UBS U.S. Small			Company
	Cap Growth	Diversified	Equity Income	Growth
	Fund - Class A	Value Portfolio	Portfolio	Portfolio	Wanger Select

Assets
Investments in mutual funds
at fair value	$ 265	$ 100	$ 235	$ 18	$ 26,053
Total assets	265	100	235	18	26,053

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 265	$ 100	$ 235	$ 18	$ 26,052

Net assets
Accumulation units	$ 265	$ 100	$ 235	$ 18	$ 26,052
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 265	$ 100	$ 235	$ 18	$ 26,052

Total number of mutual fund shares	18,172	6,042	11,276	936	996,300

Cost of mutual fund shares	$ 256	$ 87	$ 207	$ 18	$ 22,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
	Wanger U.S.	Investors	Investors	Small Cap
	Smaller	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Companies	Class R-3	Class R-4	Class A

Assets
Investments in mutual funds
at fair value	$ 17,112	$ 3,858	$ 88,161	$ 21
Total assets	17,112	3,858	88,161	21

Liabilities
Payable to related parties	1	-	5	-
Total liabilities	1	-	5	-
Net assets	$ 17,111	$ 3,858	$ 88,156	$ 21

Net assets
Accumulation units	$ 17,111	$ 3,858	$ 88,156	$ 21
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 17,111	$ 3,858	$ 88,156	$ 21

Total number of mutual fund shares	470,616	111,196	2,535,550	671

Cost of mutual fund shares	$ 16,040	$ 3,473	$ 77,799	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				AIM V.I. Capital Appreciation Fund - Series I Shares
			AIM Global Health Care Fund - Investor Class
	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A			AIM V.I. Core Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 19	$ 269
Total investment income	2	-	-	19	269
Expenses:
Mortality, expense risk and
other charges	1	-	1	311	459
Total expenses	1	-	1	311	459
Net investment income (loss)	1	-	(1)	(292)	(190)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	2	554	(663)
Capital gains distributions	40	1	11	-	-
Total realized gain (loss) on investments
and capital gains distributions	42	1	13	554	(663)
Net unrealized appreciation
(depreciation) of investments	(23)	-	(10)	409	6,785
Net realized and unrealized gain (loss)
on investments	19	1	3	963	6,122
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 1	$ 2	$ 671	$ 5,932

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		AIM V.I. Premier Equity Fund - Series I Shares	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A
	AIM V.I. Growth Fund - Series I Shares				Allianz NFJ
					Small-Cap
					Value - Class A

Net investment income (loss)
Income:
Dividends	$ -	$ 173	$ 1	$ 7	$ 8
Total investment income	-	173	1	7	8
Expenses:
Mortality, expense risk and
other charges	61	56	1	5	4
Total expenses	61	56	1	5	4
Net investment income (loss)	(61)	117	-	2	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,829	1,940	2	3	11
Capital gains distributions	-	-	-	26	35
Total realized gain (loss) on investments
and capital gains distributions	3,829	1,940	2	29	46
Net unrealized appreciation
(depreciation) of investments	(2,636)	(1,190)	4	43	19
Net realized and unrealized gain (loss)
on investments	1,193	750	6	72	65
Net increase (decrease) in net assets
resulting from operations	$ 1,132	$ 867	$ 6	$ 74	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		American
	American	Century
	Balanced	Income &	Ariel Appreciation Fund
	Fund® - Class	Growth Fund -			Baron Asset
	R-3	Advisor Class		Ariel Fund	Fund

Net investment income (loss)
Income:
Dividends	$ 94	$ 92	$ -	$ -	$ -
Total investment income	94	92	-	-	-
Expenses:
Mortality, expense risk and
other charges	36	57	6	8	7
Total expenses	36	57	6	8	7
Net investment income (loss)	58	35	(6)	(8)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	259	3	2	4
Capital gains distributions	103	270	41	38	67
Total realized gain (loss) on investments
and capital gains distributions	116	529	44	40	71
Net unrealized appreciation
(depreciation) of investments	256	276	17	18	24
Net realized and unrealized gain (loss)
on investments	372	805	61	58	95
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 840	$ 55	$ 50	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Capital One
		Calvert Social	Mid Cap	DWS Equity	EuroPacific
	Baron Growth	Balanced	Equity Fund -	500 Index Fund	Growth Fund®
	Fund	Portfolio	Class A	- Class S	- Class R-3

Net investment income (loss)
Income:
Dividends	$ -	$ 1,487	$ -	$ 2	$ 49
Total investment income	-	1,487	-	2	49
Expenses:
Mortality, expense risk and
other charges	13	677	1	1	15
Total expenses	13	677	1	1	15
Net investment income (loss)	(13)	810	(1)	1	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	(731)	2	1	25
Capital gains distributions	68	1,141	10	-	201
Total realized gain (loss) on investments
and capital gains distributions	96	410	12	1	226
Net unrealized appreciation
(depreciation) of investments	81	3,669	-	16	178
Net realized and unrealized gain (loss)
on investments	177	4,079	12	17	404
Net increase (decrease) in net assets
resulting from operations	$ 164	$ 4,889	$ 11	$ 18	$ 438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Fidelity®	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Advisor Mid	Equity-Income	Growth
	Growth Fund®	Special Values	Cap Fund -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Class T	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,165	$ 385	$ -	$ 14,123	$ 1,250
Total investment income	2,165	385	-	14,123	1,250
Expenses:
Mortality, expense risk and
other charges	1,007	946	5	4,307	3,285
Total expenses	1,007	946	5	4,307	3,285
Net investment income (loss)	1,158	(561)	(5)	9,816	(2,035)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,139	1,988	9	3,383	(16,934)
Capital gains distributions	7,681	15,846	62	51,416	-
Total realized gain (loss) on investments
and capital gains distributions	8,820	17,834	71	54,799	(16,934)
Net unrealized appreciation
(depreciation) of investments	9,098	(943)	8	10,067	36,558
Net realized and unrealized gain (loss)
on investments	17,918	16,891	79	64,866	19,624
Net increase (decrease) in net assets
resulting from operations	$ 19,076	$ 16,330	$ 74	$ 74,682	$ 17,589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	ManagerSM	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 575	$ 431	$ 502	$ 14,355	$ 2,028
Total investment income	575	431	502	14,355	2,028
Expenses:
Mortality, expense risk and
other charges	68	525	187	11,237	1,213
Total expenses	68	525	187	11,237	1,213
Net investment income (loss)	507	(94)	315	3,118	815

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	3,603	(229)	33,159	(1,184)
Capital gains distributions	-	299	-	93,484	-
Total realized gain (loss) on investments
and capital gains distributions	(24)	3,902	(229)	126,643	(1,184)
Net unrealized appreciation
(depreciation) of investments	165	3,982	1,011	(17,340)	16,944
Net realized and unrealized gain (loss)
on investments	141	7,884	782	109,303	15,760
Net increase (decrease) in net assets
resulting from operations	$ 648	$ 7,790	$ 1,097	$ 112,421	$ 16,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Fidelity® VIP		Franklin Small-	Franklin Small
	Mid Cap	Mutual	Mid Cap	Cap Value	ING Financial
	Portfolio -	Discovery Fund	Growth Fund -	Securities Fund	Services Fund -
	Initial Class	- Class R	Class A	- Class 2	Class A

Net investment income (loss)
Income:
Dividends	$ 1	$ 22	$ -	$ 516	$ 1
Total investment income	1	22	-	516	1
Expenses:
Mortality, expense risk and
other charges	-	8	5	854	-
Total expenses	-	8	5	854	-
Net investment income (loss)	1	14	(5)	(338)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(41)	16	4	3,379	-
Capital gains distributions	41	51	39	2,890	7
Total realized gain (loss) on investments
and capital gains distributions	-	67	43	6,269	7
Net unrealized appreciation
(depreciation) of investments	228	123	(14)	5,398	3
Net realized and unrealized gain (loss)
on investments	228	190	29	11,667	10
Net increase (decrease) in net assets
resulting from operations	$ 229	$ 204	$ 24	$ 11,329	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Intermediate Bond Fund - Class A
	ING Real	ING GNMA
	Estate Fund -	Income Fund -		ING GET Fund	ING GET Fund
	Class A	Class A		- Series L	- Series Q

Net investment income (loss)
Income:
Dividends	$ 41	$ 46	$ 57	$ 28	$ 119
Total investment income	41	46	57	28	119
Expenses:
Mortality, expense risk and
other charges	14	8	8	2	38
Total expenses	14	8	8	2	38
Net investment income (loss)	27	38	49	26	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(10)	(2)	(54)	8
Capital gains distributions	149	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	178	(10)	(2)	(54)	12
Net unrealized appreciation
(depreciation) of investments	288	1	(5)	30	31
Net realized and unrealized gain (loss)
on investments	466	(9)	(7)	(24)	43
Net increase (decrease) in net assets
resulting from operations	$ 493	$ 29	$ 42	$ 2	$ 124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING	ING BlackRock
		AllianceBernstein	Large Cap	ING Evergreen	ING FMRSM
		Mid Cap Growth	Growth	Health Sciences	Diversified Mid
	ING GET Fund	Portfolio - Service	Portfolio -	Portfolio -	Cap Portfolio -
	- Series S	Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 388	$ -	$ -	$ -	$ -
Total investment income	388	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	163	33	-	34	115
Total expenses	163	33	-	34	115
Net investment income (loss)	225	(33)	-	(34)	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	(306)	-	91	124
Capital gains distributions	145	475	-	1	983
Total realized gain (loss) on investments
and capital gains distributions	185	169	-	92	1,107
Net unrealized appreciation
(depreciation) of investments	259	(515)	-	326	(106)

Net realized and unrealized gain (loss)
on investments	444	(346)	-	418	1,001
Net increase (decrease) in net assets
resulting from operations	$ 669	$ (379)	$ -	$ 384	$ 886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING FMRSM Large Cap Growth Portfolio - Institutional Class		ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
		ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class		ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan
					Small Cap Core
					Equity
					Portfolio -
					Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 151	$ 61	$ -
Total investment income	-	-	151	61	-
Expenses:
Mortality, expense risk and
other charges	-	-	232	152	12
Total expenses	-	-	232	152	12
Net investment income (loss)	-	-	(81)	(91)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	-	1,170	1,253	21
Capital gains distributions	-	-	271	138	29
Total realized gain (loss) on investments
and capital gains distributions	5	-	1,441	1,391	50
Net unrealized appreciation
(depreciation) of investments	3	6	5,217	2,491	37
Net realized and unrealized gain (loss)
on investments	8	6	6,658	3,882	87
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 6	$ 6,577	$ 3,791	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Partners All	Mason Value
	Institutional	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	1	209	-	30
Total expenses	-	1	209	-	30
Net investment income (loss)	-	(1)	(209)	-	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	413	-	56
Capital gains distributions	-	-	2	-	9
Total realized gain (loss) on investments
and capital gains distributions	-	1	415	-	65
Net unrealized appreciation
(depreciation) of investments	1	36	4,133	2	177
Net realized and unrealized gain (loss)
on investments	1	37	4,548	2	242
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 36	$ 4,339	$ 2	$ 212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Lord
	Abbett		ING Marsico		ING MFS Total
	Affiliated	ING Marsico	International	ING MFS Total	Return
	Portfolio -	Growth	Opportunities	Return	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Adviser Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 1	$ 1	$ -
Total investment income	1	-	1	1	-
Expenses:
Mortality, expense risk and
other charges	3	21	50	-	1
Total expenses	3	21	50	-	1
Net investment income (loss)	(2)	(21)	(49)	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	23	256	-	-
Capital gains distributions	5	-	14	2	-
Total realized gain (loss) on investments
and capital gains distributions	11	23	270	2	-
Net unrealized appreciation
(depreciation) of investments	52	118	711	2	14
Net realized and unrealized gain (loss)
on investments	63	141	981	4	14
Net increase (decrease) in net assets
resulting from operations	$ 61	$ 120	$ 932	$ 5	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING	ING PIMCO
	ING MFS Total	ING MFS	Oppenheimer	High Yield	ING PIMCO
	Return	Utilities	Main Street	Portfolio -	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 866	$ 3	$ 4	$ 6	$ 210
Total investment income	866	3	4	6	210
Expenses:
Mortality, expense risk and
other charges	412	53	5	1	35
Total expenses	412	53	5	1	35
Net investment income (loss)	454	(50)	(1)	5	175

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	709	88	10	(2)	(8)
Capital gains distributions	1,665	14	-	1	30
Total realized gain (loss) on investments
and capital gains distributions	2,374	102	10	(1)	22
Net unrealized appreciation
(depreciation) of investments	901	1,534	55	4	63
Net realized and unrealized gain (loss)
on investments	3,275	1,636	65	3	85
Net increase (decrease) in net assets
resulting from operations	$ 3,729	$ 1,586	$ 64	$ 8	$ 260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Pioneer
	ING Pioneer		Mid Cap Value	ING Pioneer	ING Stock
	Fund Portfolio	ING Pioneer	Portfolio -	Mid Cap Value	Index Portfolio
	- Institutional	Fund Portfolio	Institutional	Portfolio -	- Institutional
	Class	- Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 482
Total investment income	-	-	-	-	482
Expenses:
Mortality, expense risk and
other charges	5	-	2	-	6
Total expenses	5	-	2	-	6
Net investment income (loss)	(5)	-	(2)	-	476

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	1	1	-	5,432
Capital gains distributions	-	-	-	-	236
Total realized gain (loss) on investments
and capital gains distributions	5	1	1	-	5,668
Net unrealized appreciation
(depreciation) of investments	69	1	33	-	(1,908)

Net realized and unrealized gain (loss)
on investments	74	2	34	-	3,760
Net increase (decrease) in net assets
resulting from operations	$ 69	$ 2	$ 32	$ -	$ 4,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 645	$ 1	$ 956	$ -	$ -
Total investment income	645	1	956	-	-
Expenses:
Mortality, expense risk and
other charges	570	-	692	-	4
Total expenses	570	-	692	-	4
Net investment income (loss)	75	1	264	-	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	153	-	470	-	(1)
Capital gains distributions	3,273	3	2,974	-	4
Total realized gain (loss) on investments
and capital gains distributions	3,426	3	3,444	-	3
Net unrealized appreciation
(depreciation) of investments	3,684	13	8,118	-	96
Net realized and unrealized gain (loss)
on investments	7,110	16	11,562	-	99
Net increase (decrease) in net assets
resulting from operations	$ 7,185	$ 17	$ 11,826	$ -	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Van			ING VP Index
	ING Van	Kampen	ING Van		Plus
	Kampen Equity	Growth and	Kampen Real	ING Van	International
	Growth	Income	Estate Portfolio	Kampen Real	Equity
	Portfolio -	Portfolio -	- Institutional	Estate Portfolio	Portfolio -
	Service Class	Service Class	Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 143	$ -	$ 11	$ 24
Total investment income	-	143	-	11	24
Expenses:
Mortality, expense risk and
other charges	-	134	2	39	6
Total expenses	-	134	2	39	6
Net investment income (loss)	-	9	(2)	(28)	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	39	2	(8)	6
Capital gains distributions	-	1,064	-	71	48
Total realized gain (loss) on investments
and capital gains distributions	-	1,103	2	63	54
Net unrealized appreciation
(depreciation) of investments	-	658	47	1,198	99
Net realized and unrealized gain (loss)
on investments	-	1,761	49	1,261	153
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1,770	$ 47	$ 1,233	$ 171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Wells	ING Wells			ING American
	Fargo Mid Cap	Fargo Small		ING	Century Large
	Disciplined	Cap Disciplined	ING	International	Company
	Portfolio -	Portfolio -	International	SmallCap Fund	Value Portfolio
	Service Class	Service Class	Fund - Class Q	- Class A	- Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 4	$ -
Total investment income	-	3	-	4	-
Expenses:
Mortality, expense risk and
other charges	2	5	-	4	-
Total expenses	2	5	-	4	-
Net investment income (loss)	(2)	(2)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	2	-	21	-
Capital gains distributions	-	22	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	24	-	21	-
Net unrealized appreciation
(depreciation) of investments	49	37	-	95	1
Net realized and unrealized gain (loss)
on investments	51	61	-	116	1
Net increase (decrease) in net assets
resulting from operations	$ 49	$ 59	$ -	$ 116	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING American			ING American	ING American
	Century Large	ING American	ING American	Century Small-	Century Small-
	Company	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Initial Class	Service Class	Adviser Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ 1,780	$ -	$ -	$ 6
Total investment income	12	1,780	-	-	6
Expenses:
Mortality, expense risk and
other charges	52	1,454	-	-	327
Total expenses	52	1,454	-	-	327
Net investment income (loss)	(40)	326	-	-	(321)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	123	951	-	-	668
Capital gains distributions	222	-	-	-	92
Total realized gain (loss) on investments
and capital gains distributions	345	951	-	-	760
Net unrealized appreciation
(depreciation) of investments	478	(5,974)	(1)	2	3,923
Net realized and unrealized gain (loss)
on investments	823	(5,023)	(1)	2	4,683
Net increase (decrease) in net assets
resulting from operations	$ 783	$ (4,697)	$ (1)	$ 2	$ 4,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap	ING Davis
	ING Baron	Growth	Growth	Value II	Venture Value
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	1	-	888	-	89
Total expenses	1	-	888	-	89
Net investment income (loss)	(1)	-	(888)	-	(89)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	3,696	-	206
Capital gains distributions	-	-	778	-	575
Total realized gain (loss) on investments
and capital gains distributions	1	(2)	4,474	-	781
Net unrealized appreciation
(depreciation) of investments	13	3	7,482	3	315
Net realized and unrealized gain (loss)
on investments	14	1	11,956	3	1,096
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 1	$ 11,068	$ 3	$ 1,007

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING Goldman Sachs® Structured Equity Portfolio - Adviser Class
		ING Fundamental Research Portfolio - Adviser Class	ING Fundamental Research Portfolio - Service Class	ING Goldman
	ING Fidelity®			Sachs® Capital
	VIP Mid Cap			Growth
	Portfolio -			Portfolio -
	Service Class			Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -
Total investment income	-	-	1	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	17	21	-
Total expenses	-	-	17	21	-
Net investment income (loss)	-	-	(16)	(21)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	66	95	-
Capital gains distributions	-	-	25	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	91	95	-
Net unrealized appreciation
(depreciation) of investments	2	-	79	72	-
Net realized and unrealized gain (loss)
on investments	2	-	170	167	-
Net increase (decrease) in net assets
resulting from operations	$ 2	$ -	$ 154	$ 146	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1,359	$ -	$ -	$ 1
Total investment income	-	1,359	-	-	1
Expenses:
Mortality, expense risk and
other charges	-	1,495	-	-	289
Total expenses	-	1,495	-	-	289
Net investment income (loss)	-	(136)	-	-	(288)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	11,560	1	1	381
Capital gains distributions	-	-	-	-	191
Total realized gain (loss) on investments
and capital gains distributions	-	11,560	1	1	572
Net unrealized appreciation
(depreciation) of investments	1	16,783	1	4	3,657
Net realized and unrealized gain (loss)
on investments	1	28,343	2	5	4,229
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 28,207	$ 2	$ 5	$ 3,941

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	2,190	-	-	40
Total expenses	-	2,190	-	-	40
Net investment income (loss)	-	(2,190)	-	-	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,080)	-	-	8
Capital gains distributions	-	-	-	-	62
Total realized gain (loss) on investments
and capital gains distributions	-	(1,080)	-	-	70
Net unrealized appreciation
(depreciation) of investments	1	21,852	6	1	65
Net realized and unrealized gain (loss)
on investments	1	20,772	6	1	135
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 18,582	$ 6	$ 1	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Neuberger Berman Partners Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service Class		ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class
			ING OpCap Balanced Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 129	$ -	$ 634
Total investment income	-	-	129	-	634
Expenses:
Mortality, expense risk and
other charges	-	-	157	-	9,350
Total expenses	-	-	157	-	9,350
Net investment income (loss)	-	-	(28)	-	(8,716)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	-	660	1	30,445
Capital gains distributions	-	-	-	-	1,328
Total realized gain (loss) on investments
and capital gains distributions	7	-	660	1	31,773
Net unrealized appreciation
(depreciation) of investments	-	-	588	5	119,373
Net realized and unrealized gain (loss)
on investments	7	-	1,248	6	151,146
Net increase (decrease) in net assets
resulting from operations	$ 7	$ -	$ 1,220	$ 6	$ 142,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Oppenheimer Strategic Income Portfolio - Adviser Class	ING
	ING Oppenheimer Global Portfolio - Service Class		Oppenheimer
			Strategic	ING PIMCO Total Return Portfolio - Adviser Class	ING PIMCO
			Income		Total Return
			Portfolio -		Portfolio -
			Initial Class		Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 450	$ 2	$ 999
Total investment income	-	-	450	2	999
Expenses:
Mortality, expense risk and
other charges	2	-	1,104	-	605
Total expenses	2	-	1,104	-	605
Net investment income (loss)	(2)	-	(654)	2	394

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	644	-	107
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	644	-	107
Net unrealized appreciation
(depreciation) of investments	18	5	8,090	5	1,238
Net realized and unrealized gain (loss)
on investments	20	5	8,734	5	1,345
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 5	$ 8,080	$ 7	$ 1,739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ 14	$ -	$ 3	$ 14	$ 5
Total investment income	14	-	3	14	5
Expenses:
Mortality, expense risk and
other charges	3	-	11	66	15
Total expenses	3	-	11	66	15
Net investment income (loss)	11	-	(8)	(52)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	11	50	4
Capital gains distributions	3	-	1	8	3
Total realized gain (loss) on investments
and capital gains distributions	3	-	12	58	7
Net unrealized appreciation
(depreciation) of investments	14	-	150	919	255
Net realized and unrealized gain (loss)
on investments	17	-	162	977	262
Net increase (decrease) in net assets
resulting from operations	$ 28	$ -	$ 154	$ 925	$ 252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ 24	$ 2	$ 7	$ -	$ 1
Total investment income	24	2	7	-	1
Expenses:
Mortality, expense risk and
other charges	77	14	48	7	30
Total expenses	77	14	48	7	30
Net investment income (loss)	(53)	(12)	(41)	(7)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	6	64	2	55
Capital gains distributions	17	2	7	2	6
Total realized gain (loss) on investments
and capital gains distributions	71	8	71	4	61
Net unrealized appreciation
(depreciation) of investments	1,237	255	874	155	525
Net realized and unrealized gain (loss)
on investments	1,308	263	945	159	586
Net increase (decrease) in net assets
resulting from operations	$ 1,255	$ 251	$ 904	$ 152	$ 557

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Service Class	Diversified Mid	Diversified Mid	Diversified Mid
			Cap Growth	Cap Growth	Cap Growth
			Portfolio -	Portfolio -	Portfolio -
			Adviser Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ -	$ -	$ -
Total investment income	1	3	-	-	-
Expenses:
Mortality, expense risk and
other charges	3	11	-	4,371	3
Total expenses	3	11	-	4,371	3
Net investment income (loss)	(2)	(8)	-	(4,371)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	14	-	12,145	10
Capital gains distributions	-	1	-	9,055	9
Total realized gain (loss) on investments
and capital gains distributions	3	15	-	21,200	19
Net unrealized appreciation
(depreciation) of investments	37	82	1	15,200	14
Net realized and unrealized gain (loss)
on investments	40	97	1	36,400	33
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 89	$ 1	$ 32,029	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class	ING Thornburg Value Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ 683	$ -	$ 3	$ -
Total investment income	-	683	-	3	-
Expenses:
Mortality, expense risk and
other charges	-	2,869	4	1	-
Total expenses	-	2,869	4	1	-
Net investment income (loss)	-	(2,186)	(4)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5,695	11	7	-
Capital gains distributions	-	460	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	6,155	12	7	-
Net unrealized appreciation
(depreciation) of investments	9	28,097	74	17	4
Net realized and unrealized gain (loss)
on investments	9	34,252	86	24	4
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 32,066	$ 82	$ 26	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	ING	Large Cap	Large Cap	Small Cap	Kampen
	Thornburg	Equity	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Adviser Class

Net investment income (loss)
Income:
Dividends	$ 554	$ 1,082	$ -	$ -	$ -
Total investment income	554	1,082	-	-		-
Expenses:
Mortality, expense risk and
other charges	1,172	1,431	-	-		-
Total expenses	1,172	1,431	-	-		-
Net investment income (loss)	(618)	(349)	-	-		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16,117)	(977)	-	3		-
Capital gains distributions	-	-	-	-		2
Total realized gain (loss) on investments
and capital gains distributions	(16,117)	(977)	-	3		2
Net unrealized appreciation
(depreciation) of investments	33,319	17,951	-	-		5
Net realized and unrealized gain (loss)
on investments	17,202	16,974	-	3		7
Net increase (decrease) in net assets
resulting from operations	$ 16,584	$ 16,625	$ -	$ 3	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Adviser Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Conservative Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$ 733	$ -	$6,974	$ 1	$ 1,027
Total investment income	733	-	6,974	1	1,027
Expenses:
Mortality, expense risk and
other charges	1,008	-	3,731	1	398
Total expenses	1,008	-	3,731	1	398
Net investment income (loss)	(275)	-	3,243	-	629

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,300	-	3,971	-	1,154
Capital gains distributions	5,010	-	12,395	2	1,253
Total realized gain (loss) on investments
and capital gains distributions	10,310	-	16,366	2	2,407
Net unrealized appreciation
(depreciation) of investments	4,322	1	20,526	4	(230)

Net realized and unrealized gain (loss)
on investments	14,632	1	36,892	6	2,177
Net increase (decrease) in net assets
resulting from operations	$ 14,357	$ 1	$40,135	$ 6	$ 2,806

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2

Net investment income (loss)
Income:
Dividends	$ 1,148	$ 1,409	$ 22,560	$ 29	$ 277
Total investment income	1,148	1,409	22,560	29	277
Expenses:
Mortality, expense risk and
other charges	902	788	21,772	14	116
Total expenses	902	788	21,772	14	116
Net investment income (loss)	246	621	788	15	161

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,044	1,109	(131,519)	1	(14)
Capital gains distributions	1,107	1,665	-	23	94
Total realized gain (loss) on investments
and capital gains distributions	2,151	2,774	(131,519)	24	80
Net unrealized appreciation
(depreciation) of investments	7,313	4,155	368,164	27	203
Net realized and unrealized gain (loss)
on investments	9,464	6,929	236,645	51	283
Net increase (decrease) in net assets
resulting from operations	$ 9,710	$ 7,550	$ 237,433	$ 66	$ 444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8

Net investment income (loss)
Income:
Dividends	$ 824	$ 13	$ 99	$ 90	$ 27
Total investment income	824	13	99	90	27
Expenses:
Mortality, expense risk and
other charges	442	11	72	56	25
Total expenses	442	11	72	56	25
Net investment income (loss)	382	2	27	34	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	1	44	34	8
Capital gains distributions	17	27	29	-	6
Total realized gain (loss) on investments
and capital gains distributions	37	28	73	34	14
Net unrealized appreciation
(depreciation) of investments	981	29	222	238	109
Net realized and unrealized gain (loss)
on investments	1,018	57	295	272	123
Net increase (decrease) in net assets
resulting from operations	$ 1,400	$ 59	$ 322	$ 306	$ 125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ -	$ -	$ 41
Total investment income	3	1	-	-	41
Expenses:
Mortality, expense risk and
other charges	3	2	1	405	731
Total expenses	3	2	1	405	731
Net investment income (loss)	-	(1)	(1)	(405)	(690)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	-	2,142	(12,107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	2	-	2,142	(12,107)
Net unrealized appreciation
(depreciation) of investments	13	6	3	589	13,849
Net realized and unrealized gain (loss)
on investments	13	8	3	2,731	1,742
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 7	$ 2	$ 2,326	$ 1,052

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus LargeCap	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 5,767	$ -	$ 2,598	$ -	$ 763
Total investment income	5,767	-	2,598	-	763
Expenses:
Mortality, expense risk and
other charges	5,520	-	4,193	-	1,869
Total expenses	5,520	-	4,193	-	1,869
Net investment income (loss)	247	-	(1,595)	-	(1,106)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16,794)	2	15,759	-	10,788
Capital gains distributions	-	-	31,759	-	10,000
Total realized gain (loss) on investments
and capital gains distributions	(16,794)	2	47,518	-	20,788
Net unrealized appreciation
(depreciation) of investments	83,656	-	(11,351)	1	3,103
Net realized and unrealized gain (loss)
on investments	66,862	2	36,167	1	23,891
Net increase (decrease) in net assets
resulting from operations	$ 67,109	$ 2	$ 34,572	$ 1	$ 22,785

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING VP	ING VP
	ING VP Index	International	International		ING VP Small	ING VP Small
	Plus SmallCap	Equity	Equity		Company	Company
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class S	Class I	Class S		Class I	Class S

Net investment income (loss)
Income:
Dividends	$ -	$ 311	$ -		$ 645	$ -
Total investment income	-	311		-	645		-
Expenses:
Mortality, expense risk and
other charges	-	201		-	1,665		-
Total expenses	-	201		-	1,665		-
Net investment income (loss)	-	110		-	(1,020)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,431		-	11,146		-
Capital gains distributions	-	-		-	24,481		-
Total realized gain (loss) on investments
and capital gains distributions	-	1,431		-	35,627		-
Net unrealized appreciation
(depreciation) of investments	1	2,490		2	(10,251)		-
Net realized and unrealized gain (loss)
on investments	1	3,921		2	25,376		-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 4,031	$ 2		$ 24,356	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING VP			ING VP
	ING VP Value	Financial	ING VP	ING VP	MidCap
	Opportunity	Services	International	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio - Class
	Class I	Class I	- Class I	- Class S	I

Net investment income (loss)
Income:
Dividends	$ 1,397	$ 28	$ 2,446	$ 1	$ -
Total investment income	1,397	28	2,446	1	-
Expenses:
Mortality, expense risk and
other charges	985	20	944	-	67
Total expenses	985	20	944	-	67
Net investment income (loss)	412	8	1,502	1	(67)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,215	146	3,850	-	327
Capital gains distributions	-	8	6,342	3	-
Total realized gain (loss) on investments
and capital gains distributions	2,215	154	10,192	3	327
Net unrealized appreciation
(depreciation) of investments	11,020	159	13,241	3	47
Net realized and unrealized gain (loss)
on investments	13,235	313	23,433	6	374
Net increase (decrease) in net assets
resulting from operations	$ 13,647	$ 321	$ 24,935	$ 7	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP			ING VP	ING VP
	MidCap			SmallCap	SmallCap	ING VP
	Opportunities		ING VP Real	Opportunities	Opportunities	Balanced
	Portfolio -		Estate Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class S		- Class I	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ -		$ 1,576	$ -	$ -	$ 14,911
Total investment income		-	1,576	-	-	14,911
Expenses:
Mortality, expense risk and
other charges		-	700	90	-	6,657
Total expenses		-	700	90	-	6,657
Net investment income (loss)		-	876	(90)	-	8,254

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	3,000	709	(2)	(9,580)
Capital gains distributions		-	1,302	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		-	4,302	709	(2)	(9,580)
Net unrealized appreciation
(depreciation) of investments		-	14,669	413	-	52,946
Net realized and unrealized gain (loss)
on investments		-	18,971	1,122	(2)	43,366
Net increase (decrease) in net assets
resulting from operations	$ -		$ 19,847	$ 1,032	$ (2)	$ 51,620

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP	ING VP	ING VP Money	ING VP
	Intermediate	Intermediate	Market	Natural	Janus Adviser
	Bond Portfolio	Bond Portfolio	Portfolio -	Resources	Balanced Fund
	- Class I	- Class S	Class I	Trust	- Class S

Net investment income (loss)
Income:
Dividends	$ 16,079	$ -	$ 6,383	$ -	$ -
Total investment income	16,079	-	6,383	-	-
Expenses:
Mortality, expense risk and
other charges	4,189	-	2,398	775	-
Total expenses	4,189	-	2,398	775	-
Net investment income (loss)	11,890	-	3,985	(775)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(383)	-	1,326	8,141	-
Capital gains distributions	-	-	-	5,649	-
Total realized gain (loss) on investments
and capital gains distributions	(383)	-	1,326	13,790	-
Net unrealized appreciation
(depreciation) of investments	232	-	5,988	(2,424)	-
Net realized and unrealized gain (loss)
on investments	(151)	-	7,314	11,366	-
Net increase (decrease) in net assets
resulting from operations	$ 11,739	$ -	$ 11,299	$ 10,591	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
			Janus Aspen	Janus Aspen
	Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	Series Balanced	Series Flexible	Cap Growth	Growth
	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 9	$ 6	$ 1	$ -	$ 6
Total investment income	9	6	1	-	6
Expenses:
Mortality, expense risk and
other charges	5	2	2	6	4
Total expenses	5	2	2	6	4
Net investment income (loss)	4	4	(1)	(6)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	(5)	7	47	22
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	25	(5)	7	47	22
Net unrealized appreciation
(depreciation) of investments	10	4	10	13	30
Net realized and unrealized gain (loss)
on investments	35	(1)	17	60	52
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 3	$ 16	$ 54	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Legg Mason			Lord Abbett	Lord Abbett
	Value Trust,	LKCM	Lord Abbett	Mid-Cap Value	Small-Cap
	Inc. - Primary	Aquinas	Affiliated Fund	Fund, Inc. -	Value Fund -
	Class	Growth Fund	- Class A	Class A	Class A

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 13	$ 5	$ -
Total investment income	-	-	13	5	-
Expenses:
Mortality, expense risk and
other charges	14	1	11	10	13
Total expenses	14	1	11	10	13
Net investment income (loss)	(14)	(1)	2	(5)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	-	6	12	25
Capital gains distributions	-	1	74	108	182
Total realized gain (loss) on investments
and capital gains distributions	30	1	80	120	207
Net unrealized appreciation
(depreciation) of investments	60	17	65	(13)	9
Net realized and unrealized gain (loss)
on investments	90	18	145	107	216
Net increase (decrease) in net assets
resulting from operations	$ 76	$ 17	$ 147	$ 102	$ 203

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Lord Abbett
	Series Fund -	Lord Abbett
	Growth and	Series Fund -	Massachusetts
	Income	Mid-Cap Value	Investors	MFS® Total	Moderate
	Portfolio -	Portfolio -	Growth Stock	Return Series -	Allocation
	Class VC	Class VC	Fund - Class A	Initial Class	Portfolio

Net investment income (loss)
Income:
Dividends	$ 1,687	$ 753	$ -	$ 1,879	$ -
Total investment income	1,687	753	-	1,879	-
Expenses:
Mortality, expense risk and
other charges	1,389	1,552	5	838	-
Total expenses	1,389	1,552	5	838	-
Net investment income (loss)	298	(799)	(5)	1,041	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,171	6,717	5	1,415	-
Capital gains distributions	4,521	11,729	-	2,518	1
Total realized gain (loss) on investments
and capital gains distributions	7,692	18,446	5	3,933	1
Net unrealized appreciation
(depreciation) of investments	11,603	(1,948)	35	3,101	(1)

Net realized and unrealized gain (loss)
on investments	19,295	16,498	40	7,034	-
Net increase (decrease) in net assets
resulting from operations	$ 19,593	$ 15,699	$ 35	$ 8,075	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund® - Trust Class

		New Perspective Fund®, Inc. - Class R-3	New Perspective Fund®, Inc. - Class R-4	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A

Net investment income (loss)
Income:
Dividends	$ -	$ 14	$ 387	$ -	$ 1,812
Total investment income	-	14	387	-	1,812
Expenses:
Mortality, expense risk and
other charges	1	5	215	4	1,526
Total expenses	1	5	215	4	1,526
Net investment income (loss)	(1)	9	172	(4)	286

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	18	1,938	4	10,159
Capital gains distributions	5	71	1,675	-	13,095
Total realized gain (loss) on investments
and capital gains distributions	6	89	3,613	4	23,254
Net unrealized appreciation
(depreciation) of investments	30	47	1,076	23	4,924
Net realized and unrealized gain (loss)
on investments	36	136	4,689	27	28,178
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 145	$ 4,861	$ 23	$ 28,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		Oppenheimer	Oppenheimer
	Oppenheimer	Main Street	Aggressive		Oppenheimer	Oppenheimer
	Global Fund -	Fund® - Class	Growth		Global	Main Street
	Class A	A	Fund/VA		Securities/VA	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -		$ 8	$ 1
Total investment income	1	1		-	8	1
Expenses:
Mortality, expense risk and
other charges	1	1		-	9	2
Total expenses	1	1		-	9	2
Net investment income (loss)	-	-		-	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	1		-	50	2
Capital gains distributions	7	6		-	39	-
Total realized gain (loss) on investments
and capital gains distributions	9	7		-	89	2
Net unrealized appreciation
(depreciation) of investments	5	4		-	24	10
Net realized and unrealized gain (loss)
on investments	14	11		-	113	12
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 11	$ -		$ 112	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				PIMCO Real
	Oppenheimer			Return
	Main Street	Oppenheimer	Pax World	Portfolio -
	Small Cap	Strategic Bond	Balanced Fund,	Administrative	Pioneer Fund -
	Fund®/VA	Fund/VA	Inc.	Class	Class A

Net investment income (loss)
Income:
Dividends	$ 3	$ 6	$ 869	$ 1,053	$ -
Total investment income	3	6	869	1,053	-
Expenses:
Mortality, expense risk and
other charges	38	1	479	246	-
Total expenses	38	1	479	246	-
Net investment income (loss)	(35)	5	390	807	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	3	3,190	(386)	2
Capital gains distributions	59	-	2,462	677	2
Total realized gain (loss) on investments
and capital gains distributions	142	3	5,652	291	4
Net unrealized appreciation
(depreciation) of investments	170	1	(109)	(1,136)	1
Net realized and unrealized gain (loss)
on investments	312	4	5,543	(845)	5
Net increase (decrease) in net assets
resulting from operations	$ 277	$ 9	$ 5,933	$ (38)	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		Pioneer Equity		Pioneer High	Pioneer Mid
	Pioneer High	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Yield Fund -	Portfolio -	VCT Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 64	$ 2,447	$ 97	$ 550	$ 814
Total investment income	64	2,447	97	550	814
Expenses:
Mortality, expense risk and
other charges	11	903	60	107	812
Total expenses	11	903	60	107	812
Net investment income (loss)	53	1,544	37	443	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	1,866	165	(113)	228
Capital gains distributions	79	1,336	-	143	20,283
Total realized gain (loss) on investments
and capital gains distributions	70	3,202	165	30	20,511
Net unrealized appreciation
(depreciation) of investments	1	12,848	802	280	(11,870)

Net realized and unrealized gain (loss)
on investments	71	16,050	967	310	8,641
Net increase (decrease) in net assets
resulting from operations	$ 124	$ 17,594	$ 1,004	$ 753	$ 8,643

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	T. Rowe Price	T. Rowe Price	Templeton	Templeton	Templeton
	Mid-Cap Value	Value Fund -	Foreign Fund -	Growth Fund,	Global Bond
	Fund - R Class	Advisor Class	Class A	Inc. - Class A	Fund - Class A

Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 17	$ 12	$ 1,347
Total investment income	5	-	17	12	1,347
Expenses:
Mortality, expense risk and
other charges	7	-	7	6	267
Total expenses	7	-	7	6	267
Net investment income (loss)	(2)	-	10	6	1,080

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	-	9	7	(17)
Capital gains distributions	88	1	68	41	24
Total realized gain (loss) on investments
and capital gains distributions	102	1	77	48	7
Net unrealized appreciation
(depreciation) of investments	50	2	44	53	1,476
Net realized and unrealized gain (loss)
on investments	152	3	121	101	1,483
Net increase (decrease) in net assets
resulting from operations	$ 150	$ 3	$ 131	$ 107	$ 2,563

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	UBS U.S. Small
	America® -	America® -	America® -	Cap Growth	Diversified
	Class R-3	Class R-4	Class R-3	Fund - Class A	Value Portfolio

Net investment income (loss)
Income:
Dividends	$ 44	$ 1,562	$ 21	$ -	$ 1
Total investment income	44	1,562	21	-	1
Expenses:
Mortality, expense risk and
other charges	43	1,659	5	2	1
Total expenses	43	1,659	5	2	1
Net investment income (loss)	1	(97)	16	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	6,140	3	4	-
Capital gains distributions	246	6,275	29	8	1
Total realized gain (loss) on investments
and capital gains distributions	272	12,415	32	12	1
Net unrealized appreciation
(depreciation) of investments	277	5,132	68	2	11
Net realized and unrealized gain (loss)
on investments	549	17,547	100	14	12
Net increase (decrease) in net assets
resulting from operations	$ 550	$ 17,450	$ 116	$ 12	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

						Washington
		Small				Mutual
		Company			Wanger U.S.	Investors
	Equity Income	Growth			Smaller	FundSM, Inc. -
	Portfolio	Portfolio	Wanger Select		Companies	Class R-3

Net investment income (loss)
Income:
Dividends	$ 5	$ - $		42	$ 29	$ 49
Total investment income	5		-	42	29	49
Expenses:
Mortality, expense risk and
other charges	2		-	156	150	22
Total expenses	2		-	156	150	22
Net investment income (loss)	3		-	(114)	(121)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7		-	59	358	18
Capital gains distributions	8		-	347	403	87
Total realized gain (loss) on investments
and capital gains distributions	15		-	406	761	105
Net unrealized appreciation
(depreciation) of investments	19		-	2,627	209	334
Net realized and unrealized gain (loss)
on investments	34		-	3,033	970	439
Net increase (decrease) in net assets
resulting from operations	$ 37	$ - $		2,919	$ 849	$ 466

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A

Net investment income (loss)
Income:
Dividends	$ 1,465	$ -
Total investment income	1,465	-
Expenses:
Mortality, expense risk and
other charges	776	-
Total expenses	776	-
Net investment income (loss)	689	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	594	-
Capital gains distributions	2,057	2
Total realized gain (loss) on investments
and capital gains distributions	2,651	2
Net unrealized appreciation
(depreciation) of investments	8,652	(1)

Net realized and unrealized gain (loss)
on investments	11,303	1
Net increase (decrease) in net assets
resulting from operations	$ 11,992	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I
	Fund - Class A	Class A	Class	Shares

Net assets at January 1, 2005	$ 196	$ -	$ -	$ 20,524

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	1	-	(191)
Total realized gain (loss) on investments
and capital gains distributions	18	-	2	(1,951)
Net unrealized appreciation (depreciation) during the year	(5)	-	2	3,517
Net increase (decrease) in net assets from operations	12	1	4	1,375
Changes from contract transactions:
Total unit transactions	(20)	7	64	(2,525)

Net increase (decrease) in assets derived from
principal transactions	(20)	7	64	(2,525)

Total increase (decrease) in net assets	(8)	8	68	(1,150)

Net assets at December 31, 2005	188	8	68	19,374

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(1)	(292)
Total realized gain (loss) on investments
and capital gains distributions	42	1	13	554
Net unrealized appreciation (depreciation) during the year	(23)	-	(10)	409
Net increase (decrease) in net assets from operations	20	1	2	671
Changes from contract transactions:
Total unit transactions	26	8	44	12,951
Net increase (decrease) in assets derived from
principal transactions	26	8	44	12,951
Total increase (decrease) in net assets	46	9	46	13,622
Net assets at December 31, 2006	$ 234	$ 17	$ 114	$ 32,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			AIM V.I.	AllianceBernstein
	AIM V.I. Core	AIM V.I.	Premier Equity	Growth and
	Equity Fund -	Growth Fund -	Fund - Series I	Income Fund, Inc.
	Series I Shares	Series I Shares	Shares	- Class A

Net assets at January 1, 2005	$ 38,313	$ 17,595	$ 19,636	$ 22

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	106	(176)	(39)	-
Total realized gain (loss) on investments
and capital gains distributions	(3,357)	(1,484)	(1,001)	-
Net unrealized appreciation (depreciation) during the year	4,504	2,612	1,796	1
Net increase (decrease) in net assets from operations	1,253	952	756	1
Changes from contract transactions:
Total unit transactions	(7,783)	(1,923)	(3,420)	19
Net increase (decrease) in assets derived from
principal transactions	(7,783)	(1,923)	(3,420)	19
Total increase (decrease) in net assets	(6,530)	(971)	(2,664)	20
Net assets at December 31, 2005	31,783	16,624	16,972	42

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(190)	(61)	117	-
Total realized gain (loss) on investments
and capital gains distributions	(663)	3,829	1,940	2
Net unrealized appreciation (depreciation) during the year	6,785	(2,636)	(1,190)	4
Net increase (decrease) in net assets from operations	5,932	1,132	867	6
Changes from contract transactions:
Total unit transactions	12,004	(17,756)	(17,839)	17
Net increase (decrease) in assets derived from
principal transactions	12,004	(17,756)	(17,839)	17
Total increase (decrease) in net assets	17,936	(16,624)	(16,972)	23
Net assets at December 31, 2006	$ 49,719	$ -	$ -	$ 65

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				American
	AllianceBernstein		American	Century
	Growth and	Allianz NFJ	Balanced	Income &
	Income Portfolio -	Small-Cap	Fund® - Class	Growth Fund -
	Class A	Value - Class A	R-3	Advisor Class

Net assets at January 1, 2005	$ 50	$ 53	$ 1,269	$ 4,389

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4	29	37
Total realized gain (loss) on investments
and capital gains distributions	-	32	68	420
Net unrealized appreciation (depreciation) during the year	7	(7)	(23)	(252)

Net increase (decrease) in net assets from operations	7	29	74	205
Changes from contract transactions:
Total unit transactions	203	316	2,313	1,035
Net increase (decrease) in assets derived from
principal transactions	203	316	2,313	1,035
Total increase (decrease) in net assets	210	345	2,387	1,240
Net assets at December 31, 2005	260	398	3,656	5,629

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	4	58	35
Total realized gain (loss) on investments
and capital gains distributions	29	46	116	529
Net unrealized appreciation (depreciation) during the year	43	19	256	276
Net increase (decrease) in net assets from operations	74	69	430	840
Changes from contract transactions:
Total unit transactions	223	10	928	(479)

Net increase (decrease) in assets derived from
principal transactions	223	10	928	(479)

Total increase (decrease) in net assets	297	79	1,358	361
Net assets at December 31, 2006	$ 557	$ 477	$ 5,014	$ 5,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Ariel
	Appreciation		Baron Asset	Baron Growth
	Fund	Ariel Fund	Fund	Fund

Net assets at January 1, 2005	$ 192	$ 154	$ 135	$ 392

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(2)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	18	29	18	68
Net unrealized appreciation (depreciation) during the year	(7)	(34)	13	(18)

Net increase (decrease) in net assets from operations	9	(7)	29	43
Changes from contract transactions:
Total unit transactions	193	390	239	599
Net increase (decrease) in assets derived from
principal transactions	193	390	239	599
Total increase (decrease) in net assets	202	383	268	642
Net assets at December 31, 2005	394	537	403	1,034

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	(8)	(7)	(13)
Total realized gain (loss) on investments
and capital gains distributions	44	40	71	96
Net unrealized appreciation (depreciation) during the year	17	18	24	81
Net increase (decrease) in net assets from operations	55	50	88	164
Changes from contract transactions:
Total unit transactions	180	73	538	236
Net increase (decrease) in assets derived from
principal transactions	180	73	538	236
Total increase (decrease) in net assets	235	123	626	400
Net assets at December 31, 2006	$ 629	$ 660	$ 1,029	$ 1,434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Capital One
	Calvert Social	Mid Cap	DWS Equity	EuroPacific
	Balanced	Equity Fund -	500 Index Fund	Growth Fund®
	Portfolio	Class A	- Class S	- Class R-3

Net assets at January 1, 2005	$ 66,170	$ -	$ 2	$ 553

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	512	(1)	-	12
Total realized gain (loss) on investments
and capital gains distributions	(975)	110	-	42
Net unrealized appreciation (depreciation) during the year	3,313	(3)	1	102
Net increase (decrease) in net assets from operations	2,850	106	1	156
Changes from contract transactions:
Total unit transactions	(2,487)	19	63	499
Net increase (decrease) in assets derived from
principal transactions	(2,487)	19	63	499
Total increase (decrease) in net assets	363	125	64	655
Net assets at December 31, 2005	66,533	125	66	1,208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	810	(1)	1	34
Total realized gain (loss) on investments
and capital gains distributions	410	12	1	226
Net unrealized appreciation (depreciation) during the year	3,669	-	16	178
Net increase (decrease) in net assets from operations	4,889	11	18	438
Changes from contract transactions:
Total unit transactions	(6,025)	(40)	83	2,121
Net increase (decrease) in assets derived from
principal transactions	(6,025)	(40)	83	2,121
Total increase (decrease) in net assets	(1,136)	(29)	101	2,559
Net assets at December 31, 2006	$ 65,397	$ 96	$ 167	$ 3,767

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Fidelity®	Fidelity® VIP
	EuroPacific	Evergreen	Advisor Mid	Equity-Income
	Growth Fund®	Special Values	Cap Fund -	Portfolio -
	- Class R-4	Fund - Class A	Class T	Initial Class

Net assets at January 1, 2005	$ 16,360	$ 47,554	$ 423	$ 405,088

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	666	(68)	(3)	2,416
Total realized gain (loss) on investments
and capital gains distributions	2,374	8,757	64	14,089
Net unrealized appreciation (depreciation) during the year	5,136	(2,951)	(20)	1,612
Net increase (decrease) in net assets from operations	8,176	5,738	41	18,117
Changes from contract transactions:
Total unit transactions	37,111	22,009	127	(21,999)

Net increase (decrease) in assets derived from
principal transactions	37,111	22,009	127	(21,999)

Total increase (decrease) in net assets	45,287	27,747	168	(3,882)

Net assets at December 31, 2005	61,647	75,301	591	401,206

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,158	(561)	(5)	9,816
Total realized gain (loss) on investments
and capital gains distributions	8,820	17,834	71	54,799
Net unrealized appreciation (depreciation) during the year	9,098	(943)	8	10,067
Net increase (decrease) in net assets from operations	19,076	16,330	74	74,682
Changes from contract transactions:
Total unit transactions	60,507	14,303	29	(20,157)

Net increase (decrease) in assets derived from
principal transactions	60,507	14,303	29	(20,157)

Total increase (decrease) in net assets	79,583	30,633	103	54,525
Net assets at December 31, 2006	$ 141,230	$ 105,934	$ 694	$ 455,731

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Growth	High Income	Overseas	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 377,338	$ 5,210	$ 41,057	$ 20,327

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,779)	754	(143)	331
Total realized gain (loss) on investments
and capital gains distributions	(23,603)	(127)	3,174	(590)
Net unrealized appreciation (depreciation) during the year	38,951	(526)	3,773	791
Net increase (decrease) in net assets from operations	13,569	101	6,804	532
Changes from contract transactions:
Total unit transactions	(61,723)	711	(3,102)	(2,213)

Net increase (decrease) in assets derived from
principal transactions	(61,723)	711	(3,102)	(2,213)

Total increase (decrease) in net assets	(48,154)	812	3,702	(1,681)

Net assets at December 31, 2005	329,184	6,022	44,759	18,646

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,035)	507	(94)	315
Total realized gain (loss) on investments
and capital gains distributions	(16,934)	(24)	3,902	(229)
Net unrealized appreciation (depreciation) during the year	36,558	165	3,982	1,011
Net increase (decrease) in net assets from operations	17,589	648	7,790	1,097
Changes from contract transactions:
Total unit transactions	(50,951)	1,082	(839)	(1,383)

Net increase (decrease) in assets derived from
principal transactions	(50,951)	1,082	(839)	(1,383)

Total increase (decrease) in net assets	(33,362)	1,730	6,951	(286)

Net assets at December 31, 2006	$ 295,822	$ 7,752	$ 51,710	$ 18,360

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund®	Index 500	Mid Cap	Mutual
	Portfolio -	Portfolio -	Portfolio -	Discovery Fund
	Initial Class	Initial Class	Initial Class	- Class R

Net assets at January 1, 2005	$ 743,262	$ 116,763	$ -	$ 186

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6,450)	854	-	3
Total realized gain (loss) on investments
and capital gains distributions	9,434	(1,956)	-	34
Net unrealized appreciation (depreciation) during the year	127,918	5,330	-	19
Net increase (decrease) in net assets from operations	130,902	4,228	-	56
Changes from contract transactions:
Total unit transactions	133,893	(4,376)	-	425
Net increase (decrease) in assets derived from
principal transactions	133,893	(4,376)	-	425
Total increase (decrease) in net assets	264,795	(148)	-	481
Net assets at December 31, 2005	1,008,057	116,615	-	667

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,118	815	1	14
Total realized gain (loss) on investments
and capital gains distributions	126,643	(1,184)	-	67
Net unrealized appreciation (depreciation) during the year	(17,340)	16,944	228	123
Net increase (decrease) in net assets from operations	112,421	16,575	229	204
Changes from contract transactions:
Total unit transactions	56,104	(4,345)	5,222	567
Net increase (decrease) in assets derived from
principal transactions	56,104	(4,345)	5,222	567
Total increase (decrease) in net assets	168,525	12,230	5,451	771
Net assets at December 31, 2006	$ 1,176,582	$ 128,845	$ 5,451	$ 1,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	ING Financial	ING Real
	Growth Fund -	Securities Fund	Services Fund -	Estate Fund -
	Class A	- Class 2	Class A	Class A

Net assets at January 1, 2005	$ 70	$ 50,132	$ 9	$ 282

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(190)	-	19
Total realized gain (loss) on investments and capital gains
distributions	7	2,839	4	79
Net unrealized appreciation (depreciation) during the year	14	2,169	-	(3)

Net increase (decrease) in net assets from operations	19	4,818	4	95
Changes from contract transactions:
Total unit transactions	229	17,358	38	577
Net increase (decrease) in assets derived from
principal transactions	229	17,358	38	577
Total increase (decrease) in net assets	248	22,176	42	672
Net assets at December 31, 2005	318	72,308	51	954

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(338)	1	27
Total realized gain (loss) on investments
and capital gains distributions	43	6,269	7	178
Net unrealized appreciation (depreciation) during the year	(14)	5,398	3	288
Net increase (decrease) in net assets from operations	24	11,329	11	493
Changes from contract transactions:
Total unit transactions	214	4,884	22	926
Net increase (decrease) in assets derived from
principal transactions	214	4,884	22	926
Total increase (decrease) in net assets	238	16,213	33	1,419
Net assets at December 31, 2006	$ 556	$ 88,521	$ 84	$ 2,373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING
	ING GNMA	Intermediate
	Income Fund -	Bond Fund -	ING GET Fund	ING GET Fund
	Class A	Class A	- Series L	- Series Q

Net assets at January 1, 2005	$ 404	$ 535	$ 696	$ 3,849

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	21	22	16	92
Total realized gain (loss) on investments
and capital gains distributions	(3)	2	(3)	17
Net unrealized appreciation (depreciation) during the year	(9)	(10)	(6)	(100)

Net increase (decrease) in net assets from operations	9	14	7	9
Changes from contract transactions:
Total unit transactions	299	280	(74)	(650)

Net increase (decrease) in assets derived from
principal transactions	299	280	(74)	(650)

Total increase (decrease) in net assets	308	294	(67)	(641)

Net assets at December 31, 2005	712	829	629	3,208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	38	49	26	81
Total realized gain (loss) on investments
and capital gains distributions	(10)	(2)	(54)	12
Net unrealized appreciation (depreciation) during the year	1	(5)	30	31
Net increase (decrease) in net assets from operations	29	42	2	124
Changes from contract transactions:
Total unit transactions	232	762	(631)	(423)

Net increase (decrease) in assets derived from
principal transactions	232	762	(631)	(423)

Total increase (decrease) in net assets	261	804	(629)	(299)

Net assets at December 31, 2006	$ 973	$ 1,633	$ -	$ 2,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING	ING BlackRock
		AllianceBernstein	Large Cap	ING Evergreen
		Mid Cap Growth	Growth	Health Sciences
	ING GET Fund	Portfolio - Service	Portfolio -	Portfolio -
	- Series S	Class	Service Class	Service Class

Net assets at January 1, 2005	$ 23,958	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	247	(1)	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	721	18	-	51
Net unrealized appreciation (depreciation) during the year	(928)	(30)	-	6
Net increase (decrease) in net assets from operations	40	(13)	-	53
Changes from contract transactions:
Total unit transactions	(9,432)	1,109	-	1,393
Net increase (decrease) in assets derived from
principal transactions	(9,432)	1,109	-	1,393
Total increase (decrease) in net assets	(9,392)	1,096	-	1,446
Net assets at December 31, 2005	14,566	1,096	-	1,446

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	225	(33)	-	(34)
Total realized gain (loss) on investments
and capital gains distributions	185	169	-	92
Net unrealized appreciation (depreciation) during the year	259	(515)	-	326
Net increase (decrease) in net assets from operations	669	(379)	-	384
Changes from contract transactions:
Total unit transactions	(4,982)	2,569	-	2,610
Net increase (decrease) in assets derived from
principal transactions	(4,982)	2,569	-	2,610
Total increase (decrease) in net assets	(4,313)	2,190	-	2,994
Net assets at December 31, 2006	$ 10,253	$ 3,286	$ -	$ 4,440

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING FMRSM		ING JPMorgan
		Large Cap	ING JPMorgan	Emerging
	ING FMRSM	Growth	Emerging	Markets Equity
	Diversified Mid	Portfolio -	Markets Equity	Portfolio -
	Cap Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Adviser Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	-	-	(13)
Total realized gain (loss) on investments
and capital gains distributions	27	-	-	19
Net unrealized appreciation (depreciation) during the year	191	-	-	412
Net increase (decrease) in net assets from operations	206	-	-	418
Changes from contract transactions:
Total unit transactions	4,405	-	-	15,484
Net increase (decrease) in assets derived from
principal transactions	4,405	-	-	15,484
Total increase (decrease) in net assets	4,611	-	-	15,902
Net assets at December 31, 2005	4,611	-	-	15,902

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(115)	-	-	(81)
Total realized gain (loss) on investments
and capital gains distributions	1,107	5	-	1,441
Net unrealized appreciation (depreciation) during the year	(106)	3	6	5,217
Net increase (decrease) in net assets from operations	886	8	6	6,577
Changes from contract transactions:
Total unit transactions	9,107	154	51	6,692
Net increase (decrease) in assets derived from
principal transactions	9,107	154	51	6,692
Total increase (decrease) in net assets	9,993	162	57	13,269
Net assets at December 31, 2006	$ 14,604	$ 162	$ 57	$ 29,171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan	ING JPMorgan	Value	ING JPMorgan
	Emerging	Small Cap Core Opportunities		Value
	Markets Equity	Equity	Portfolio -	Opportunities
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	158	-	-	-
Net unrealized appreciation (depreciation) during the year	568	1	-	-
Net increase (decrease) in net assets from operations	706	-	-	-
Changes from contract transactions:
Total unit transactions	6,167	282	-	-
Net increase (decrease) in assets derived from
principal transactions	6,167	282	-	-
Total increase (decrease) in net assets	6,873	282	-	-
Net assets at December 31, 2005	6,873	282	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(91)	(12)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,391	50	-	1
Net unrealized appreciation (depreciation) during the year	2,491	37	1	36
Net increase (decrease) in net assets from operations	3,791	75	1	36
Changes from contract transactions:
Total unit transactions	10,946	1,286	25	788
Net increase (decrease) in assets derived from
principal transactions	10,946	1,286	25	788
Total increase (decrease) in net assets	14,737	1,361	26	824
Net assets at December 31, 2006	$ 21,610	$ 1,643	$ 26	$ 824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Lord
		ING Legg		Abbett
	ING Julius	Mason	ING Legg	Affiliated
	Baer Foreign	Partners All	Mason Value	Portfolio -
	Portfolio -	Cap Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class

Net assets at January 1, 2005	$ 1,428	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(49)	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	720	-	1	-
Net unrealized appreciation (depreciation) during the year	138	-	59	-
Net increase (decrease) in net assets from operations	809	-	56	-
Changes from contract transactions:
Total unit transactions	6,553	-	1,644	-
Net increase (decrease) in assets derived from
principal transactions	6,553	-	1,644	-
Total increase (decrease) in net assets	7,362	-	1,700	-
Net assets at December 31, 2005	8,790	-	1,700	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(209)	-	(30)	(2)
Total realized gain (loss) on investments
and capital gains distributions	415	-	65	11
Net unrealized appreciation (depreciation) during the year	4,133	2	177	52
Net increase (decrease) in net assets from operations	4,339	2	212	61
Changes from contract transactions:
Total unit transactions	17,037	33	1,503	1,007
Net increase (decrease) in assets derived from
principal transactions	17,037	33	1,503	1,007
Total increase (decrease) in net assets	21,376	35	1,715	1,068
Net assets at December 31, 2006	$ 30,166	$ 35	$ 3,415	$ 1,068

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Marsico		ING MFS Total
	ING Marsico	International	ING MFS Total	Return
	Growth	Opportunities	Return	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	26	-	-
Net unrealized appreciation (depreciation) during the year	41	107	-	-
Net increase (decrease) in net assets from operations	38	131	-	-
Changes from contract transactions:
Total unit transactions	1,121	1,217	-	-
Net increase (decrease) in assets derived from
principal transactions	1,121	1,217	-	-
Total increase (decrease) in net assets	1,159	1,348	-	-
Net assets at December 31, 2005	1,159	1,348	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	(49)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	23	270	2	-
Net unrealized appreciation (depreciation) during the year	118	711	2	14
Net increase (decrease) in net assets from operations	120	932	5	13
Changes from contract transactions:
Total unit transactions	1,468	5,026	40	256
Net increase (decrease) in assets derived from
principal transactions	1,468	5,026	40	256
Total increase (decrease) in net assets	1,588	5,958	45	269
Net assets at December 31, 2006	$ 2,747	$ 7,306	$ 45	$ 269

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING	ING PIMCO
	ING MFS Total	ING MFS	Oppenheimer	High Yield
	Return	Utilities	Main Street	Portfolio -
	Portfolio -	Portfolio -	Portfolio® -	Institutional
	Service Class	Service Class	Service Class	Class

Net assets at January 1, 2005	$ 29,119	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	480	4	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	1,872	31	-	-
Net unrealized appreciation (depreciation) during the year	(1,538)	(16)	7	-
Net increase (decrease) in net assets from operations	814	19	6	-
Changes from contract transactions:
Total unit transactions	11,347	1,172	208	-
Net increase (decrease) in assets derived from
principal transactions	11,347	1,172	208	-
Total increase (decrease) in net assets	12,161	1,191	214	-
Net assets at December 31, 2005	41,280	1,191	214	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	454	(50)	(1)	5
Total realized gain (loss) on investments
and capital gains distributions	2,374	102	10	(1)
Net unrealized appreciation (depreciation) during the year	901	1,534	55	4
Net increase (decrease) in net assets from operations	3,729	1,586	64	8
Changes from contract transactions:
Total unit transactions	(8,450)	10,245	547	239
Net increase (decrease) in assets derived from
principal transactions	(8,450)	10,245	547	239
Total increase (decrease) in net assets	(4,721)	11,831	611	247
Net assets at December 31, 2006	$ 36,559	$ 13,022	$ 825	$ 247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Pioneer
	ING PIMCO	ING Pioneer		Mid Cap Value
	High Yield	Fund Portfolio	ING Pioneer	Portfolio -
	Portfolio -	- Institutional	Fund Portfolio	Institutional
	Service Class	Class	- Service Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	30	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	-	-	-
Net unrealized appreciation (depreciation) during the year	8	-	-	-
Net increase (decrease) in net assets from operations	25	-	-	-
Changes from contract transactions:
Total unit transactions	1,393	-	-	-
Net increase (decrease) in assets derived from
principal transactions	1,393	-	-	-
Total increase (decrease) in net assets	1,418	-	-	-
Net assets at December 31, 2005	1,418	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	175	(5)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	22	5	1	1
Net unrealized appreciation (depreciation) during the year	63	69	1	33
Net increase (decrease) in net assets from operations	260	69	2	32
Changes from contract transactions:
Total unit transactions	3,392	2,440	23	751
Net increase (decrease) in assets derived from
principal transactions	3,392	2,440	23	751
Total increase (decrease) in net assets	3,652	2,509	25	783
Net assets at December 31, 2006	$ 5,070	$ 2,509	$ 25	$ 783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(41)	-
Total realized gain (loss) on investments
and capital gains distributions	-	100	24	-
Net unrealized appreciation (depreciation) during the year	-	2,183	431	-
Net increase (decrease) in net assets from operations	-	2,282	414	-
Changes from contract transactions:
Total unit transactions	-	22,755	18,749	-
Net increase (decrease) in assets derived from
principal transactions	-	22,755	18,749	-
Total increase (decrease) in net assets	-	25,037	19,163	-
Net assets at December 31, 2005	-	25,037	19,163	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	476	75	1
Total realized gain (loss) on investments
and capital gains distributions	-	5,668	3,426	3
Net unrealized appreciation (depreciation) during the year	-	(1,908)	3,684	13
Net increase (decrease) in net assets from operations	-	4,236	7,185	17
Changes from contract transactions:
Total unit transactions	6	(25,648)	60,576	198
Net increase (decrease) in assets derived from
principal transactions	6	(25,648)	60,576	198
Total increase (decrease) in net assets	6	(21,412)	67,761	215
Net assets at December 31, 2006	$ 6	$ 3,625	$ 86,924	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING Templeton		ING Van
	Price Equity	Global Growth	ING Templeton	Kampen Equity
	Income	Portfolio -	Global Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2005	$ 30,123	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	69	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,385	-	-	-
Net unrealized appreciation (depreciation) during the year	194	-	-	-
Net increase (decrease) in net assets from operations	1,648	-	-	-
Changes from contract transactions:
Total unit transactions	23,167	-	-	-
Net increase (decrease) in assets derived from
principal transactions	23,167	-	-	-
Total increase (decrease) in net assets	24,815	-	-	-
Net assets at December 31, 2005	54,938	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	264	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	3,444	-	3	-
Net unrealized appreciation (depreciation) during the year	8,118	-	96	-
Net increase (decrease) in net assets from operations	11,826	-	95	-
Changes from contract transactions:
Total unit transactions	21,032	-	1,326	14
Net increase (decrease) in assets derived from
principal transactions	21,032	-	1,326	14
Total increase (decrease) in net assets	32,858	-	1,421	14
Net assets at December 31, 2006	$ 87,796	$ -	$ 1,421	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Van			ING VP Index
	Kampen	ING Van		Plus
	Growth and	Kampen Real	ING Van	International
	Income	Estate Portfolio Kampen Real		Equity
	Portfolio -	- Institutional	Estate Portfolio	Portfolio -
	Service Class	Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	131	-	-	-
Net increase (decrease) in net assets from operations	117	-	-	-
Changes from contract transactions:
Total unit transactions	8,271	-	-	-
Net increase (decrease) in assets derived from
principal transactions	8,271	-	-	-
Total increase (decrease) in net assets	8,388	-	-	-
Net assets at December 31, 2005	8,388	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(2)	(28)	18
Total realized gain (loss) on investments
and capital gains distributions	1,103	2	63	54
Net unrealized appreciation (depreciation) during the year	658	47	1,198	99
Net increase (decrease) in net assets from operations	1,770	47	1,233	171
Changes from contract transactions:
Total unit transactions	5,546	707	15,672	2,366
Net increase (decrease) in assets derived from
principal transactions	5,546	707	15,672	2,366
Total increase (decrease) in net assets	7,316	754	16,905	2,537
Net assets at December 31, 2006	$ 15,704	$ 754	$ 16,905	$ 2,537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Wells	ING Wells
	Fargo Mid Cap	Fargo Small		ING
	Disciplined	Cap Disciplined	ING	International
	Portfolio -	Portfolio -	International	SmallCap Fund
	Service Class	Service Class	Fund - Class Q	- Class A

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	2
Net unrealized appreciation (depreciation) during the year	-	-	-	51
Net increase (decrease) in net assets from operations	-	-	-	54
Changes from contract transactions:
Total unit transactions	-	-	2	229
Net increase (decrease) in assets derived from
principal transactions	-	-	2	229
Total increase (decrease) in net assets	-	-	2	283
Net assets at December 31, 2005	-	-	2	283

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	24	-	21
Net unrealized appreciation (depreciation) during the year	49	37	-	95
Net increase (decrease) in net assets from operations	49	59	-	116
Changes from contract transactions:
Total unit transactions	718	1,082	5	438
Net increase (decrease) in assets derived from
principal transactions	718	1,082	5	438
Total increase (decrease) in net assets	767	1,141	5	554
Net assets at December 31, 2006	$ 767	$ 1,141	$ 7	$ 837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING American	ING American
	Century Large	Century Large	ING American	ING American
	Company	Company	Century Select	Century Select
	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Adviser Class	- Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ 5,760	$ -	$ 2,070

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	(1,225)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	323	1,352	(35)
Net unrealized appreciation (depreciation) during the year	-	(343)	11,572	(94)

Net increase (decrease) in net assets from operations	-	(25)	11,699	(135)
Changes from contract transactions:
Total unit transactions	-	(1,340)	146,447	(1,915)

Net increase (decrease) in assets derived from
principal transactions	-	(1,340)	146,447	(1,915)

Total increase (decrease) in net assets	-	(1,365)	158,146	(2,050)

Net assets at December 31, 2005	-	4,395	158,146	20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(40)	326	-
Total realized gain (loss) on investments
and capital gains distributions	-	345	951	-
Net unrealized appreciation (depreciation) during the year	1	478	(5,974)	(1)

Net increase (decrease) in net assets from operations	1	783	(4,697)	(1)
Changes from contract transactions:
Total unit transactions	8	112	(21,892)	(19)

Net increase (decrease) in assets derived from
principal transactions	8	112	(21,892)	(19)

Total increase (decrease) in net assets	9	895	(26,589)	(20)

Net assets at December 31, 2006	$ 9	$ 5,290	$ 131,557	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING American	ING American		ING Baron
	Century Small-	Century Small-		Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ 25,577	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(236)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	3,933	-	-
Net unrealized appreciation (depreciation) during the year	-	(1,715)	-	-
Net increase (decrease) in net assets from operations	-	1,982	-	-
Changes from contract transactions:
Total unit transactions	-	4,038	-	-
Net increase (decrease) in assets derived from
principal transactions	-	4,038	-	-
Total increase (decrease) in net assets	-	6,020	-	-
Net assets at December 31, 2005	-	31,597	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(321)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	-	760	1	(2)
Net unrealized appreciation (depreciation) during the year	2	3,923	13	3
Net increase (decrease) in net assets from operations	2	4,362	13	1
Changes from contract transactions:
Total unit transactions	20	(2,133)	293	62
Net increase (decrease) in assets derived from
principal transactions	20	(2,133)	293	62
Total increase (decrease) in net assets	22	2,229	306	63
Net assets at December 31, 2006	$ 22	$ 33,826	$ 306	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis	ING Fidelity®
	Growth	Value II	Venture Value	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 58,317	$ -	$ 10,359	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(748)	-	(92)	-
Total realized gain (loss) on investments
and capital gains distributions	3,613	-	624	-
Net unrealized appreciation (depreciation) during the year	1,571	-	(399)	-
Net increase (decrease) in net assets from operations	4,436	-	133	-
Changes from contract transactions:
Total unit transactions	16,416	-	(3,162)	-
Net increase (decrease) in assets derived from
principal transactions	16,416	-	(3,162)	-
Total increase (decrease) in net assets	20,852	-	(3,029)	-
Net assets at December 31, 2005	79,169	-	7,330	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(888)	-	(89)	-
Total realized gain (loss) on investments
and capital gains distributions	4,474	-	781	-
Net unrealized appreciation (depreciation) during the year	7,482	3	315	2
Net increase (decrease) in net assets from operations	11,068	3	1,007	2
Changes from contract transactions:
Total unit transactions	1,214	36	1,131	108
Net increase (decrease) in assets derived from
principal transactions	1,214	36	1,131	108
Total increase (decrease) in net assets	12,282	39	2,138	110
Net assets at December 31, 2006	$ 91,451	$ 39	$ 9,468	$ 110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Goldman
	ING	ING	ING Goldman	Sachs®
	Fundamental	Fundamental	Sachs® Capital	Structured
	Research	Research	Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ 1,536	$ 1,490	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(13)		-
Total realized gain (loss) on investments
and capital gains distributions	-	45	65		-
Net unrealized appreciation (depreciation) during the year	-	24	(22)		-
Net increase (decrease) in net assets from operations	-	68	30		-
Changes from contract transactions:
Total unit transactions	-	(68)	481		-
Net increase (decrease) in assets derived from
principal transactions	-	(68)	481		-
Total increase (decrease) in net assets	-	-	511		-
Net assets at December 31, 2005	-	1,536	2,001		-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(16)	(21)		-
Total realized gain (loss) on investments
and capital gains distributions	-	91	95		-
Net unrealized appreciation (depreciation) during the year	-	79	72		-
Net increase (decrease) in net assets from operations	-	154	146		-
Changes from contract transactions:
Total unit transactions	5	(180)	10		2
Net increase (decrease) in assets derived from
principal transactions	5	(180)	10		2
Total increase (decrease) in net assets	5	(26)	156		2
Net assets at December 31, 2006	$ 5	$ 1,510	$ 2,157	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ 138,552	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(359)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	10,588	-	-
Net unrealized appreciation (depreciation) during the year	-	1,368	-	-
Net increase (decrease) in net assets from operations	-	11,597	-	-
Changes from contract transactions:
Total unit transactions	-	(10,344)	3	-
Net increase (decrease) in assets derived from
principal transactions	-	(10,344)	3	-
Total increase (decrease) in net assets	-	1,253	3	-
Net assets at December 31, 2005	-	139,805	3	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(136)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	11,560	1	1
Net unrealized appreciation (depreciation) during the year	1	16,783	1	4
Net increase (decrease) in net assets from operations	1	28,207	2	5
Changes from contract transactions:
Total unit transactions	19	(17,809)	11	86
Net increase (decrease) in assets derived from
principal transactions	19	(17,809)	11	86
Total increase (decrease) in net assets	20	10,398	13	91
Net assets at December 31, 2006	$ 20	$ 150,203	$ 16	$ 91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Legg		ING Legg
		Mason	ING Legg	Mason
		Partners	Mason Partners	Partners
	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class

Net assets at January 1, 2005	$ 14,426	$ -	$ 228,353	$ 16

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(159)	-	(2,171)	-
Total realized gain (loss) on investments
and capital gains distributions	2,782	-	(5,877)	-
Net unrealized appreciation (depreciation) during the year	(1,107)	-	27,528	3
Net increase (decrease) in net assets from operations	1,516	-	19,480	3
Changes from contract transactions:
Total unit transactions	8,391	-	(33,908)	17
Net increase (decrease) in assets derived from
principal transactions	8,391	-	(33,908)	17
Total increase (decrease) in net assets	9,907	-	(14,428)	20
Net assets at December 31, 2005	24,333	-	213,925	36

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(288)	-	(2,190)	-
Total realized gain (loss) on investments
and capital gains distributions	572	-	(1,080)	-
Net unrealized appreciation (depreciation) during the year	3,657	1	21,852	6
Net increase (decrease) in net assets from operations	3,941	1	18,582	6
Changes from contract transactions:
Total unit transactions	4,304	16	(28,700)	40
Net increase (decrease) in assets derived from
principal transactions	4,304	16	(28,700)	40
Total increase (decrease) in net assets	8,245	17	(10,118)	46
Net assets at December 31, 2006	$ 32,578	$ 17	$ 203,807	$ 82

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Legg	ING Legg
	Mason	Mason Partners	ING Neuberger	ING Neuberger
	Partners Large	Large Cap	Berman	Berman
	Cap Growth	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(29)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	397	-	-
Net unrealized appreciation (depreciation) during the year	-	159	-	-
Net increase (decrease) in net assets from operations	-	527	-	-
Changes from contract transactions:
Total unit transactions	-	3,586	-	-
Net increase (decrease) in assets derived from
principal transactions	-	3,586	-	-
Total increase (decrease) in net assets	-	4,113	-	-
Net assets at December 31, 2005	-	4,113	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(40)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	70	7	-
Net unrealized appreciation (depreciation) during the year	1	65	-	-
Net increase (decrease) in net assets from operations	1	95	7	-
Changes from contract transactions:
Total unit transactions	32	(358)	225	1
Net increase (decrease) in assets derived from
principal transactions	32	(358)	225	1
Total increase (decrease) in net assets	33	(263)	232	1
Net assets at December 31, 2006	$ 33	$ 3,850	$ 232	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING	ING	ING
	ING OpCap	Oppenheimer	Oppenheimer	Oppenheimer
	Balanced Value	Global	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class

Net assets at January 1, 2005	$ 20,474	$ -	$ -	$ 2,264

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(136)	-	1,160	(9)
Total realized gain (loss) on investments
and capital gains distributions	803	-	20,311	37
Net unrealized appreciation (depreciation) during the year	(448)	-	128,131	(208)

Net increase (decrease) in net assets from operations	219	-	149,602	(180)
Changes from contract transactions:
Total unit transactions	(4,120)	-	732,135	(2,064)

Net increase (decrease) in assets derived from
principal transactions	(4,120)	-	732,135	(2,064)

Total increase (decrease) in net assets	(3,901)	-	881,737	(2,244)

Net assets at December 31, 2005	16,573	-	881,737	20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(28)	-	(8,716)	(2)
Total realized gain (loss) on investments
and capital gains distributions	660	1	31,773	2
Net unrealized appreciation (depreciation) during the year	588	5	119,373	18
Net increase (decrease) in net assets from operations	1,220	6	142,430	18
Changes from contract transactions:
Total unit transactions	(4,296)	90	(102,837)	142
Net increase (decrease) in assets derived from
principal transactions	(4,296)	90	(102,837)	142
Total increase (decrease) in net assets	(3,076)	96	39,593	160
Net assets at December 31, 2006	$ 13,497	$ 96	$ 921,330	$ 180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic	ING PIMCO	ING PIMCO
	Income	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 43,692

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,794	-	290
Total realized gain (loss) on investments
and capital gains distributions	-	184	-	854
Net unrealized appreciation (depreciation) during the year	-	(342)	-	(680)

Net increase (decrease) in net assets from operations	-	1,636	-	464
Changes from contract transactions:
Total unit transactions	-	114,714	-	10,797
Net increase (decrease) in assets derived from
principal transactions	-	114,714	-	10,797
Total increase (decrease) in net assets	-	116,350	-	11,261
Net assets at December 31, 2005	-	116,350	-	54,953

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(654)	2	394
Total realized gain (loss) on investments
and capital gains distributions	-	644	-	107
Net unrealized appreciation (depreciation) during the year	5	8,090	5	1,238
Net increase (decrease) in net assets from operations	5	8,080	7	1,739
Changes from contract transactions:
Total unit transactions	122	(11,537)	262	6,231
Net increase (decrease) in assets derived from
principal transactions	122	(11,537)	262	6,231
Total increase (decrease) in net assets	127	(3,457)	269	7,970
Net assets at December 31, 2006	$ 127	$ 112,893	$ 269	$ 62,923

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	4
Net unrealized appreciation (depreciation) during the year	-	-	2	48
Net increase (decrease) in net assets from operations	-	-	2	46
Changes from contract transactions:
Total unit transactions	-	-	438	1,934
Net increase (decrease) in assets derived from
principal transactions	-	-	438	1,934
Total increase (decrease) in net assets	-	-	440	1,980
Net assets at December 31, 2005	-	-	440	1,980

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	-	(8)	(52)
Total realized gain (loss) on investments
and capital gains distributions	3	-	12	58
Net unrealized appreciation (depreciation) during the year	14	-	150	919
Net increase (decrease) in net assets from operations	28	-	154	925
Changes from contract transactions:
Total unit transactions	972	6	2,256	12,303
Net increase (decrease) in assets derived from
principal transactions	972	6	2,256	12,303
Total increase (decrease) in net assets	1,000	6	2,410	13,228
Net assets at December 31, 2006	$ 1,000	$ 6	$ 2,850	$ 15,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(7)	(1)	(3)
Total realized gain (loss) on investments and capital gains
distributions	-	1	-	-
Net unrealized appreciation (depreciation) during the year	2	55	6	35
Net increase (decrease) in net assets from operations	2	49	5	32
Changes from contract transactions:
Total unit transactions	264	1,869	435	1,144
Net increase (decrease) in assets derived from
principal transactions	264	1,869	435	1,144
Total increase (decrease) in net assets	266	1,918	440	1,176
Net assets at December 31, 2005	266	1,918	440	1,176

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	(53)	(12)	(41)
Total realized gain (loss) on investments and capital gains
distributions	7	71	8	71
Net unrealized appreciation (depreciation) during the year	255	1,237	255	874
Net increase (decrease) in net assets from operations	252	1,255	251	904
Changes from contract transactions:
Total unit transactions	3,872	15,010	3,163	9,926
Net increase (decrease) in assets derived from
principal transactions	3,872	15,010	3,163	9,926
Total increase (decrease) in net assets	4,124	16,265	3,414	10,830
Net assets at December 31, 2006	$ 4,390	$ 18,183	$ 3,854	$ 12,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Income	Income
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	-	(2)
Total realized gain (loss) on investments and capital gains
distributions	-	13	-	-
Net unrealized appreciation (depreciation) during the year	1	15	-	6
Net increase (decrease) in net assets from operations	1	26	-	4
Changes from contract transactions:
Total unit transactions	255	560	40	337
Net increase (decrease) in assets derived from
principal transactions	255	560	40	337
Total increase (decrease) in net assets	256	586	40	341
Net assets at December 31, 2005	256	586	40	341

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(29)	(2)	(8)
Total realized gain (loss) on investments and capital gains
distributions	4	61	3	15
Net unrealized appreciation (depreciation) during the year	155	525	37	82
Net increase (decrease) in net assets from operations	152	557	38	89
Changes from contract transactions:
Total unit transactions	1,842	6,443	1,579	2,316
Net increase (decrease) in assets derived from
principal transactions	1,842	6,443	1,579	2,316
Total increase (decrease) in net assets	1,994	7,000	1,617	2,405
Net assets at December 31, 2006	$ 2,250	$ 7,586	$ 1,657	$ 2,746

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price	Price	Price	ING T. Rowe
	Diversified Mid	Diversified Mid	Diversified Mid	Price Growth
	Cap Growth	Cap Growth	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ -	$ 9,594	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(3,119)	(30)	-
Total realized gain (loss) on investments and capital gains
distributions	-	10,258	(3)	-
Net unrealized appreciation (depreciation) during the year	-	58,316	(629)	-
Net increase (decrease) in net assets from operations	-	65,455	(662)	-
Changes from contract transactions:
Total unit transactions	-	363,967	(8,702)	-
Net increase (decrease) in assets derived from
principal transactions	-	363,967	(8,702)	-
Total increase (decrease) in net assets	-	429,422	(9,364)	-
Net assets at December 31, 2005	-	429,422	230	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(4,371)	(3)	-
Total realized gain (loss) on investments and capital gains
distributions	-	21,200	19	-
Net unrealized appreciation (depreciation) during the year	1	15,200	14	9
Net increase (decrease) in net assets from operations	1	32,029	30	9
Changes from contract transactions:
Total unit transactions	38	(64,164)	165	134
Net increase (decrease) in assets derived from
principal transactions	38	(64,164)	165	134
Total increase (decrease) in net assets	39	(32,135)	195	143
Net assets at December 31, 2006	$ 39	$ 397,287	$ 425	$ 143

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	ING Templeton	ING
	Equity	Equity	Foreign Equity	Thornburg
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Initial Class	Service Class	Service Class	- Adviser Class

Net assets at January 1, 2005	$ 291,385	$ 219	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,518)	-	-	-
Total realized gain (loss) on investments and capital gains
distributions	5,156	15	-	-
Net unrealized appreciation (depreciation) during the year	9,694	10	-	-
Net increase (decrease) in net assets from operations	13,332	25	-	-
Changes from contract transactions:
Total unit transactions	(22,676)	202	-	-
Net increase (decrease) in assets derived from
principal transactions	(22,676)	202	-	-
Total increase (decrease) in net assets	(9,344)	227	-	-
Net assets at December 31, 2005	282,041	446	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,186)	(4)	2	-
Total realized gain (loss) on investments and capital gains
distributions	6,155	12	7	-
Net unrealized appreciation (depreciation) during the year	28,097	74	17	4
Net increase (decrease) in net assets from operations	32,066	82	26	4
Changes from contract transactions:
Total unit transactions	(32,576)	339	276	50
Net increase (decrease) in assets derived from
principal transactions	(32,576)	339	276	50
Total increase (decrease) in net assets	(510)	421	302	54
Net assets at December 31, 2006	$ 281,531	$ 867	$ 302	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING	Large Cap	Large Cap	Small Cap
	Thornburg	Equity	Equity	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ 143,585	$ 135,468	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(291)	(249)	-	-
Total realized gain (loss) on investments and capital gains
distributions	(34,798)	(2,729)	-	-
Net unrealized appreciation (depreciation) during the year	35,110	13,334	-	-
Net increase (decrease) in net assets from operations	21	10,356	-	-
Changes from contract transactions:
Total unit transactions	(24,881)	(11,334)	-	-
Net increase (decrease) in assets derived from
principal transactions	(24,881)	(11,334)	-	-
Total increase (decrease) in net assets	(24,860)	(978)	-	-
Net assets at December 31, 2005	118,725	134,490	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(618)	(349)	-	-
Total realized gain (loss) on investments and capital gains
distributions	(16,117)	(977)	-	3
Net unrealized appreciation (depreciation) during the year	33,319	17,951	-	-
Net increase (decrease) in net assets from operations	16,584	16,625	-	3
Changes from contract transactions:
Total unit transactions	(17,953)	(15,835)	3	21
Net increase (decrease) in assets derived from
principal transactions	(17,953)	(15,835)	3	21
Total increase (decrease) in net assets	(1,369)	790	3	24
Net assets at December 31, 2006	$ 117,356	$ 135,280	$ 3	$ 24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Equity Kampen Equity
	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class

Net assets at January 1, 2005	$ -	$ 71,730	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(401)	-	(2,185)
Total realized gain (loss) on investments and capital gains
distributions	-	6,507	-	1,167
Net unrealized appreciation (depreciation) during the year	-	(3,185)	-	29,579
Net increase (decrease) in net assets from operations	-	2,921	-	28,561
Changes from contract transactions:
Total unit transactions	-	23,485	-	316,168
Net increase (decrease) in assets derived from
principal transactions	-	23,485	-	316,168
Total increase (decrease) in net assets	-	26,406	-	344,729
Net assets at December 31, 2005	-	98,136	-	344,729

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(275)	-	3,243
Total realized gain (loss) on investments and capital gains
distributions	2	10,310	-	16,366
Net unrealized appreciation (depreciation) during the year	5	4,322	1	20,526
Net increase (decrease) in net assets from operations	7	14,357	1	40,135
Changes from contract transactions:
Total unit transactions	144	(12,252)	20	(6,307)

Net increase (decrease) in assets derived from
principal transactions	144	(12,252)	20	(6,307)

Total increase (decrease) in net assets	151	2,105	21	33,828
Net assets at December 31, 2006	$ 151	$ 100,241	$ 21	$ 378,557

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I

Net assets at January 1, 2005	$ 2,372	$ 36,460	$ 81,653	$ 70,666

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(15)	403	111	333
Total realized gain (loss) on investments and capital gains
distributions	105	637	5	235
Net unrealized appreciation (depreciation) during the year	(176)	41	3,794	2,067
Net increase (decrease) in net assets from operations	(86)	1,081	3,910	2,635
Changes from contract transactions:
Total unit transactions	(2,273)	1,625	(4,378)	382
Net increase (decrease) in assets derived from
principal transactions	(2,273)	1,625	(4,378)	382
Total increase (decrease) in net assets	(2,359)	2,706	(468)	3,017
Net assets at December 31, 2005	13	39,166	81,185	73,683

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	629	246	621
Total realized gain (loss) on investments and capital gains
distributions	2	2,407	2,151	2,774
Net unrealized appreciation (depreciation) during the year	4	(230)	7,313	4,155
Net increase (decrease) in net assets from operations	6	2,806	9,710	7,550
Changes from contract transactions:
Total unit transactions	71	(2,452)	(2,303)	1,574
Net increase (decrease) in assets derived from
principal transactions	71	(2,452)	(2,303)	1,574
Total increase (decrease) in net assets	77	354	7,407	9,124
Net assets at December 31, 2006	$ 90	$ 39,520	$ 88,592	$ 82,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 1	Series 2	Series 3

Net assets at January 1, 2005	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,888)	17	215	280
Total realized gain (loss) on investments and capital gains
distributions	(249,526)	99	429	27
Net unrealized appreciation (depreciation) during the year	382,184	(116)	(771)	(688)

Net increase (decrease) in net assets from operations	130,770	-	(127)	(381)
Changes from contract transactions:
Total unit transactions	(337,838)	(786)	(7,431)	(15,422)

Net increase (decrease) in assets derived from
principal transactions	(337,838)	(786)	(7,431)	(15,422)

Total increase (decrease) in net assets	(207,068)	(786)	(7,558)	(15,803)

Net assets at December 31, 2005	1,975,255	1,438	11,168	37,121

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	788	15	161	382
Total realized gain (loss) on investments and capital gains
distributions	(131,519)	24	80	37
Net unrealized appreciation (depreciation) during the year	368,164	27	203	981
Net increase (decrease) in net assets from operations	237,433	66	444	1,400
Changes from contract transactions:
Total unit transactions	(272,500)	(509)	(4,007)	(10,636)

Net increase (decrease) in assets derived from
principal transactions	(272,500)	(509)	(4,007)	(10,636)

Total increase (decrease) in net assets	(35,067)	(443)	(3,563)	(9,236)

Net assets at December 31, 2006	$ 1,940,188	$ 995	$ 7,605	$ 27,885

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8

Net assets at January 1, 2005	$ 696	$ 5,605	$ 4,017	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(69)	(56)	(21)
Total realized gain (loss) on investments and capital gains
distributions	13	14	2	4
Net unrealized appreciation (depreciation) during the year	(4)	98	83	35
Net increase (decrease) in net assets from operations	4	43	29	18
Changes from contract transactions:
Total unit transactions	(55)	(1,032)	(107)	1,538
Net increase (decrease) in assets derived from
principal transactions	(55)	(1,032)	(107)	1,538
Total increase (decrease) in net assets	(51)	(989)	(78)	1,556
Net assets at December 31, 2005	645	4,616	3,939	1,556

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	27	34	2
Total realized gain (loss) on investments and capital gains
distributions	28	73	34	14
Net unrealized appreciation (depreciation) during the year	29	222	238	109
Net increase (decrease) in net assets from operations	59	322	306	125
Changes from contract transactions:
Total unit transactions	(19)	(1,007)	(689)	(174)

Net increase (decrease) in assets derived from
principal transactions	(19)	(1,007)	(689)	(174)

Total increase (decrease) in net assets	40	(685)	(383)	(49)

Net assets at December 31, 2006	$ 685	$ 3,931	$ 3,556	$ 1,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP Global
				Science and
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Class I

Net assets at January 1, 2005	$ -	$ -	$ -	$ 40,737

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	-	(370)
Total realized gain (loss) on investments and capital gains
distributions	-	-	-	1,468
Net unrealized appreciation (depreciation) during the year	1	-	-	2,353
Net increase (decrease) in net assets from operations	(1)	-	-	3,451
Changes from contract transactions:
Total unit transactions	221	107	80	(3,636)

Net increase (decrease) in assets derived from
principal transactions	221	107	80	(3,636)

Total increase (decrease) in net assets	220	107	80	(185)

Net assets at December 31, 2005	220	107	80	40,552

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(1)	(405)
Total realized gain (loss) on investments and capital gains
distributions	-	2	-	2,142
Net unrealized appreciation (depreciation) during the year	13	6	3	589
Net increase (decrease) in net assets from operations	13	7	2	2,326
Changes from contract transactions:
Total unit transactions	(65)	(38)	(35)	(5,284)

Net increase (decrease) in assets derived from
principal transactions	(65)	(38)	(35)	(5,284)

Total increase (decrease) in net assets	(52)	(31)	(33)	(2,958)

Net assets at December 31, 2006	$ 168	$ 76	$ 47	$ 37,594

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I

Net assets at January 1, 2005	89,883	$ 562,520	$ -	$ 361,470

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(234)	1,094	-	(2,004)
Total realized gain (loss) on investments and capital gains
distributions	(16,707)	(21,391)	-	31,336
Net unrealized appreciation (depreciation) during the year	22,821	42,006	-	8,200
Net increase (decrease) in net assets from operations	5,880	21,709	-	37,532
Changes from contract transactions:
Total unit transactions	(16,863)	(52,096)	-	17,463
Net increase (decrease) in assets derived from
principal transactions	(16,863)	(52,096)	-	17,463
Total increase (decrease) in net assets	(10,983)	(30,387)	-	54,995
Net assets at December 31, 2005	78,900	532,133	-	416,465

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(690)	247	-	(1,595)
Total realized gain (loss) on investments and capital gains
distributions	(12,107)	(16,794)	2	47,518
Net unrealized appreciation (depreciation) during the year	13,849	83,656	-	(11,351)

Net increase (decrease) in net assets from operations	1,052	67,109	2	34,572
Changes from contract transactions:
Total unit transactions	(12,115)	(59,790)	5	(29,309)

Net increase (decrease) in assets derived from
principal transactions	(12,115)	(59,790)	5	(29,309)

Total increase (decrease) in net assets	(11,063)	7,319	7	5,263
Net assets at December 31, 2006	$ 67,837	$ 539,452	$ 7	$ 421,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP
	ING VP Index	ING VP Index	ING VP Index	International
	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I

Net assets at January 1, 2005	$ -	$ 158,486	$ -	$ 14,340

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,121)	-	(6)
Total realized gain (loss) on investments and capital gains
distributions	-	12,494	-	1,630
Net unrealized appreciation (depreciation) during the year	-	(333)	-	632
Net increase (decrease) in net assets from operations	-	11,040	-	2,256
Changes from contract transactions:
Total unit transactions	-	12,720	-	383
Net increase (decrease) in assets derived from
principal transactions	-	12,720	-	383
Total increase (decrease) in net assets	-	23,760	-	2,639
Net assets at December 31, 2005	-	182,246	-	16,979

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,106)	-	110
Total realized gain (loss) on investments and capital gains
distributions	-	20,788	-	1,431
Net unrealized appreciation (depreciation) during the year	1	3,103	1	2,490
Net increase (decrease) in net assets from operations	1	22,785	1	4,031
Changes from contract transactions:
Total unit transactions	42	(15,154)	51	1,616
Net increase (decrease) in assets derived from
principal transactions	42	(15,154)	51	1,616
Total increase (decrease) in net assets	43	7,631	52	5,647
Net assets at December 31, 2006	$ 43	$ 189,877	$ 52	$ 22,626

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP
	International	ING VP Small	ING VP Small	ING VP Value
	Equity	Company	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I

Net assets at January 1, 2005	$ -	$ 175,779	$ -	$ 110,369

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,325)	-	834
Total realized gain (loss) on investments and capital gains
distributions	-	16,845	-	(1,227)
Net unrealized appreciation (depreciation) during the year	-	(2,434)	-	5,789
Net increase (decrease) in net assets from operations	-	13,086	-	5,396
Changes from contract transactions:
Total unit transactions	-	(30,136)	-	(17,785)

Net increase (decrease) in assets derived from
principal transactions	-	(30,136)	-	(17,785)

Total increase (decrease) in net assets	-	(17,050)	-	(12,389)

Net assets at December 31, 2005	-	158,729	-	97,980

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,020)	-	412
Total realized gain (loss) on investments and capital gains
distributions	-	35,627	-	2,215
Net unrealized appreciation (depreciation) during the year	2	(10,251)	-	11,020
Net increase (decrease) in net assets from operations	2	24,356	-	13,647
Changes from contract transactions:
Total unit transactions	16	(13,998)	11	(14,817)

Net increase (decrease) in assets derived from
principal transactions	16	(13,998)	11	(14,817)

Total increase (decrease) in net assets	18	10,358	11	(1,170)

Net assets at December 31, 2006	$ 18	$ 169,087	$ 11	$ 96,810

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP			ING VP
	Financial	ING VP	ING VP	MidCap
	Services	International	International	Opportunities
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Class I	- Class I	- Class S	Class I

Net assets at January 1, 2005	$ 194	$ 58,379	$ -	$ 5,546

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	999	-	(57)
Total realized gain (loss) on investments and capital gains
distributions	48	8,434	-	266
Net unrealized appreciation (depreciation) during the year	8	(3,085)	-	237
Net increase (decrease) in net assets from operations	57	6,348	-	446
Changes from contract transactions:
Total unit transactions	539	13,717	-	(715)

Net increase (decrease) in assets derived from
principal transactions	539	13,717	-	(715)

Total increase (decrease) in net assets	596	20,065	-	(269)

Net assets at December 31, 2005	790	78,444	-	5,277

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	1,502	1	(67)
Total realized gain (loss) on investments and capital gains
distributions	154	10,192	3	327
Net unrealized appreciation (depreciation) during the year	159	13,241	3	47
Net increase (decrease) in net assets from operations	321	24,935	7	307
Changes from contract transactions:
Total unit transactions	2,510	20,374	53	557
Net increase (decrease) in assets derived from
principal transactions	2,510	20,374	53	557
Total increase (decrease) in net assets	2,831	45,309	60	864
Net assets at December 31, 2006	$ 3,621	$ 123,753	$ 60	$ 6,141

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP			ING VP	ING VP
	MidCap			SmallCap	SmallCap
	Opportunities		ING VP Real	Opportunities	Opportunities
	Portfolio -		Estate Portfolio	Portfolio -	Portfolio -
	Class S		- Class I	Class I	Class S

Net assets at January 1, 2005	$ -		$ 27,225	$ 8,178	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)		-	603	(69)	-
Total realized gain (loss) on investments and capital gains
distributions		-	1,431	749	-
Net unrealized appreciation (depreciation) during the year		-	2,662	(57)	-
Net increase (decrease) in net assets from operations		-	4,696	623	-
Changes from contract transactions:
Total unit transactions		-	15,272	530	-
Net increase (decrease) in assets derived from
principal transactions		-	15,272	530	-
Total increase (decrease) in net assets		-	19,968	1,153	-
Net assets at December 31, 2005		-	47,193	9,331	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)		-	876	(90)	-
Total realized gain (loss) on investments and capital gains
distributions		-	4,302	709	(2)
Net unrealized appreciation (depreciation) during the year		-	14,669	413	-
Net increase (decrease) in net assets from operations		-	19,847	1,032	(2)
Changes from contract transactions:
Total unit transactions		3	19,666	(172)	12
Net increase (decrease) in assets derived from
principal transactions		3	19,666	(172)	12
Total increase (decrease) in net assets		3	39,513	860	10
Net assets at December 31, 2006	$ 3		$ 86,706	$ 10,191	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP Money
	Balanced	Intermediate	Intermediate	Market
	Portfolio -	Bond Portfolio	Bond Portfolio	Portfolio -
	Class I	- Class I	- Class S	Class I

Net assets at January 1, 2005	$ 692,148	$ 407,745	$ -	$ 216,952

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,354	11,077	-	500
Total realized gain (loss) on investments and capital gains
distributions	(19,190)	4,825	-	566
Net unrealized appreciation (depreciation) during the year	30,595	(7,637)	-	3,319
Net increase (decrease) in net assets from operations	19,759	8,265	-	4,385
Changes from contract transactions:
Total unit transactions	(74,453)	(10,992)	-	(10,626)

Net increase (decrease) in assets derived from
principal transactions	(74,453)	(10,992)	-	(10,626)

Total increase (decrease) in net assets	(54,694)	(2,727)	-	(6,241)

Net assets at December 31, 2005	637,454	405,018	-	210,711

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,254	11,890	-	3,985
Total realized gain (loss) on investments and capital gains
distributions	(9,580)	(383)	-	1,326
Net unrealized appreciation (depreciation) during the year	52,946	232	-	5,988
Net increase (decrease) in net assets from operations	51,620	11,739	-	11,299
Changes from contract transactions:
Total unit transactions	(100,710)	(16,611)	12	140,762
Net increase (decrease) in assets derived from
principal transactions	(100,710)	(16,611)	12	140,762
Total increase (decrease) in net assets	(49,090)	(4,872)	12	152,061
Net assets at December 31, 2006	$ 588,364	$ 400,146	$ 12	$ 362,772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Janus Aspen	Janus Aspen
	ING VP		Series Balanced	Series Flexible
	Natural	Janus Adviser	Portfolio -	Bond Portfolio
	Resources	Balanced Fund	Institutional	- Institutional
	Trust	- Class S	Shares	Shares

Net assets at January 1, 2005	$ 20,790	$ -	$ 356,943	$ 78,169

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(367)	-	(993)	(202)
Total realized gain (loss) on investments and capital gains
distributions	6,086	-	(3,844)	(1,125)
Net unrealized appreciation (depreciation) during the year	6,520	-	(7,779)	1,045
Net increase (decrease) in net assets from operations	12,239	-	(12,616)	(282)
Changes from contract transactions:
Total unit transactions	24,751	1	(343,819)	(77,741)

Net increase (decrease) in assets derived from
principal transactions	24,751	1	(343,819)	(77,741)

Total increase (decrease) in net assets	36,990	1	(356,435)	(78,023)

Net assets at December 31, 2005	57,780	1	508	146

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(775)	-	4	4
Total realized gain (loss) on investments and capital gains
distributions	13,790	-	25	(5)
Net unrealized appreciation (depreciation) during the year	(2,424)	-	10	4
Net increase (decrease) in net assets from operations	10,591	-	39	3
Changes from contract transactions:
Total unit transactions	4,610	-	(153)	(35)

Net increase (decrease) in assets derived from
principal transactions	4,610	-	(153)	(35)

Total increase (decrease) in net assets	15,201	-	(114)	(32)

Net assets at December 31, 2006	$ 72,981	$ 1	$ 394	$ 114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series
	Series Large	Series Mid Cap	Worldwide
	Cap Growth	Growth	Growth	Legg Mason
	Portfolio -	Portfolio -	Portfolio -	Value Trust,
	Institutional	Institutional	Institutional	Inc. - Primary
	Shares	Shares	Shares	Class

Net assets at January 1, 2005	$ 199,501	$ 458,336	$ 425,591	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(554)	(1,301)	(1,202)	(8)
Total realized gain (loss) on investments and capital gains
distributions	(95,718)	(337,444)	(188,088)	1
Net unrealized appreciation (depreciation) during the year	83,526	308,520	175,869	150
Net increase (decrease) in net assets from operations	(12,746)	(30,225)	(13,421)	143
Changes from contract transactions:
Total unit transactions	(186,570)	(427,622)	(411,789)	1,186
Net increase (decrease) in assets derived from
principal transactions	(186,570)	(427,622)	(411,789)	1,186
Total increase (decrease) in net assets	(199,316)	(457,847)	(425,210)	1,329
Net assets at December 31, 2005	185	489	381	1,329

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(6)	2	(14)
Total realized gain (loss) on investments and capital gains
distributions	7	47	22	30
Net unrealized appreciation (depreciation) during the year	10	13	30	60
Net increase (decrease) in net assets from operations	16	54	54	76
Changes from contract transactions:
Total unit transactions	(53)	(77)	(82)	109
Net increase (decrease) in assets derived from
principal transactions	(53)	(77)	(82)	109
Total increase (decrease) in net assets	(37)	(23)	(28)	185
Net assets at December 31, 2006	$ 148	$ 466	$ 353	$ 1,514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Lord Abbett	Lord Abbett
	LKCM	Lord Abbett	Mid-Cap Value	Small-Cap
	Aquinas	Affiliated Fund	Fund, Inc. -	Value Fund -
	Growth Fund	- Class A	Class A	Class A

Net assets at January 1, 2005	$ -	$ 221	290	$ 530

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	(3)	(7)
Total realized gain (loss) on investments and capital gains
distributions	-	53	60	92
Net unrealized appreciation (depreciation) during the year	-	(23)	(16)	10
Net increase (decrease) in net assets from operations	-	33	41	95
Changes from contract transactions:
Total unit transactions	-	493	487	355
Net increase (decrease) in assets derived from
principal transactions	-	493	487	355
Total increase (decrease) in net assets	-	526	528	450
Net assets at December 31, 2005	-	747	818	980

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	2	(5)	(13)
Total realized gain (loss) on investments and capital gains
distributions	1	80	120	207
Net unrealized appreciation (depreciation) during the year	17	65	(13)	9
Net increase (decrease) in net assets from operations	17	147	102	203
Changes from contract transactions:
Total unit transactions	166	350	161	196
Net increase (decrease) in assets derived from
principal transactions	166	350	161	196
Total increase (decrease) in net assets	183	497	263	399
Net assets at December 31, 2006	$ 183	$ 1,244	$ 1,081	$ 1,379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Lord Abbett
	Series Fund -	Lord Abbett
	Growth and	Series Fund -	Massachusetts
	Income	Mid-Cap Value	Investors	MFS® Total
	Portfolio -	Portfolio -	Growth Stock	Return Series -
	Class VC	Class VC	Fund - Class A	Initial Class

Net assets at January 1, 2005	$ 109,667	$ 96,241	$ 180	$ 74,758

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(91)	(695)	(2)	730
Total realized gain (loss) on investments and capital gains
distributions	9,137	10,551	5	4,372
Net unrealized appreciation (depreciation) during the year	(6,161)	(152)	14	(3,639)

Net increase (decrease) in net assets from operations	2,885	9,704	17	1,463
Changes from contract transactions:
Total unit transactions	10,230	41,364	224	6,526
Net increase (decrease) in assets derived from
principal transactions	10,230	41,364	224	6,526
Total increase (decrease) in net assets	13,115	51,068	241	7,989
Net assets at December 31, 2005	122,782	147,309	421	82,747

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	298	(799)	(5)	1,041
Total realized gain (loss) on investments and capital gains
distributions	7,692	18,446	5	3,933
Net unrealized appreciation (depreciation) during the year	11,603	(1,948)	35	3,101
Net increase (decrease) in net assets from operations	19,593	15,699	35	8,075
Changes from contract transactions:
Total unit transactions	(160)	(6,774)	140	(9,802)

Net increase (decrease) in assets derived from
principal transactions	(160)	(6,774)	140	(9,802)

Total increase (decrease) in net assets	19,433	8,925	175	(1,727)

Net assets at December 31, 2006	$ 142,215	$ 156,234	$ 596	$ 81,020

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Neuberger
		Berman
		Socially	New	New
	Moderate	Responsive	Perspective	Perspective
	Allocation	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Portfolio	Class	Class R-3	Class R-4

Net assets at January 1, 2005	$ 63	$ -	$ 204	$ 8,638

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	3	159
Total realized gain (loss) on investments and capital gains
distributions	-	-	31	1,586
Net unrealized appreciation (depreciation) during the year	(63)	-	12	512
Net increase (decrease) in net assets from operations	(63)	-	46	2,257
Changes from contract transactions:
Total unit transactions	-	-	236	11,138
Net increase (decrease) in assets derived from
principal transactions	-	-	236	11,138
Total increase (decrease) in net assets	(63)	-	282	13,395
Net assets at December 31, 2005	-	-	486	22,033

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	9	172
Total realized gain (loss) on investments and capital gains
distributions	1	6	89	3,613
Net unrealized appreciation (depreciation) during the year	(1)	30	47	1,076
Net increase (decrease) in net assets from operations	-	35	145	4,861
Changes from contract transactions:
Total unit transactions	25	484	573	1,031
Net increase (decrease) in assets derived from
principal transactions	25	484	573	1,031
Total increase (decrease) in net assets	25	519	718	5,892
Net assets at December 31, 2006	$ 25	$ 519	$ 1,204	$ 27,925

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer
	Capital	Developing	Oppenheimer	Main Street
	Appreciation	Markets Fund -	Global Fund -	Fund® - Class
	Fund - Class A	Class A	Class A	A

Net assets at January 1, 2005	$ 217	$ 37,377	$ 4	$ 13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	573	-	-
Total realized gain (loss) on investments and capital gains
distributions	2	7,313	1	-
Net unrealized appreciation (depreciation) during the year	12	19,198	2	1
Net increase (decrease) in net assets from operations	13	27,084	3	1
Changes from contract transactions:
Total unit transactions	86	51,007	43	8
Net increase (decrease) in assets derived from
principal transactions	86	51,007	43	8
Total increase (decrease) in net assets	99	78,091	46	9
Net assets at December 31, 2005	316	115,468	50	22

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	286	-	-
Total realized gain (loss) on investments and capital gains
distributions	4	23,254	9	7
Net unrealized appreciation (depreciation) during the year	23	4,924	5	4
Net increase (decrease) in net assets from operations	23	28,464	14	11
Changes from contract transactions:
Total unit transactions	75	19,950	66	142
Net increase (decrease) in assets derived from
principal transactions	75	19,950	66	142
Total increase (decrease) in net assets	98	48,414	80	153
Net assets at December 31, 2006	$ 414	$ 163,882	$ 130	$ 175

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Oppenheimer			Oppenheimer
	Aggressive	Oppenheimer	Oppenheimer	Main Street
	Growth	Global	Main Street	Small Cap
	Fund/VA	Securities/VA	Fund®/VA	Fund®/VA

Net assets at January 1, 2005	$ 3	$ 410,368	$ 43	$ 5

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3,173	-	(3)
Total realized gain (loss) on investments and capital gains
distributions	-	64,535	1	7
Net unrealized appreciation (depreciation) during the year	-	(93,326)	1	49
Net increase (decrease) in net assets from operations	-	(25,618)	2	53
Changes from contract transactions:
Total unit transactions	-	(384,039)	(4)	994
Net increase (decrease) in assets derived from
principal transactions	-	(384,039)	(4)	994
Total increase (decrease) in net assets	-	(409,657)	(2)	1,047
Net assets at December 31, 2005	3	711	41	1,052

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(1)	(35)
Total realized gain (loss) on investments and capital gains
distributions	-	89	2	142
Net unrealized appreciation (depreciation) during the year	-	24	10	170
Net increase (decrease) in net assets from operations	-	112	11	277
Changes from contract transactions:
Total unit transactions	(2)	(58)	71	3,393
Net increase (decrease) in assets derived from
principal transactions	(2)	(58)	71	3,393
Total increase (decrease) in net assets	(2)	54	82	3,670
Net assets at December 31, 2006	$ 1	$ 765	$ 123	$ 4,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			PIMCO Real
			Return
	Oppenheimer	Pax World	Portfolio -
	Strategic Bond	Balanced Fund,	Administrative	Pioneer Fund -
	Fund/VA	Inc.	Class	Class A

Net assets at January 1, 2005	$ 47,078	$ 16,523	$ 9,519	$ 1

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,121	267	326	-
Total realized gain (loss) on investments and capital gains
distributions	465	1,661	271	-
Net unrealized appreciation (depreciation) during the year	(3,306)	952	(419)	-
Net increase (decrease) in net assets from operations	(720)	2,880	178	-
Changes from contract transactions:
Total unit transactions	(46,204)	34,950	13,146	24
Net increase (decrease) in assets derived from
principal transactions	(46,204)	34,950	13,146	24
Total increase (decrease) in net assets	(46,924)	37,830	13,324	24
Net assets at December 31, 2005	154	54,353	22,843	25

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	390	807	-
Total realized gain (loss) on investments and capital gains
distributions	3	5,652	291	4
Net unrealized appreciation (depreciation) during the year	1	(109)	(1,136)	1
Net increase (decrease) in net assets from operations	9	5,933	(38)	5
Changes from contract transactions:
Total unit transactions	(35)	(10,189)	2,631	16
Net increase (decrease) in assets derived from
principal transactions	(35)	(10,189)	2,631	16
Total increase (decrease) in net assets	(26)	(4,256)	2,593	21
Net assets at December 31, 2006	$ 128	$ 50,097	$ 25,436	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Pioneer Equity		Pioneer High
	Pioneer High	Income VCT	Pioneer Fund	Yield VCT
	Yield Fund -	Portfolio -	VCT Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I

Net assets at January 1, 2005	$ 437	$ 28,279	$ 2,601	$ 4,468

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	790	12	260
Total realized gain (loss) on investments and capital gains
distributions	29	771	163	144
Net unrealized appreciation (depreciation) during the year	(42)	966	29	(331)

Net increase (decrease) in net assets from operations	11	2,527	204	73
Changes from contract transactions:
Total unit transactions	294	39,120	1,743	2,408
Net increase (decrease) in assets derived from
principal transactions	294	39,120	1,743	2,408
Total increase (decrease) in net assets	305	41,647	1,947	2,481
Net assets at December 31, 2005	742	69,926	4,548	6,949

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	53	1,544	37	443
Total realized gain (loss) on investments and capital gains
distributions	70	3,202	165	30
Net unrealized appreciation (depreciation) during the year	1	12,848	802	280
Net increase (decrease) in net assets from operations	124	17,594	1,004	753
Changes from contract transactions:
Total unit transactions	1,014	31,787	4,161	4,595
Net increase (decrease) in assets derived from
principal transactions	1,014	31,787	4,161	4,595
Total increase (decrease) in net assets	1,138	49,381	5,165	5,348
Net assets at December 31, 2006	$ 1,880	$ 119,307	$ 9,713	$ 12,297

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Pioneer Mid
	Cap Value VCT	T. Rowe Price	T. Rowe Price	Templeton
	Portfolio -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class I	Fund - R Class	Advisor Class	Class A

Net assets at January 1, 2005	$ 49,664	$ 619	$ -	$ 450

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(491)	(4)	-	5
Total realized gain (loss) on investments and capital gains
distributions	6,603	43	-	48
Net unrealized appreciation (depreciation) during the year	(1,467)	4	-	2
Net increase (decrease) in net assets from operations	4,645	43	-	55
Changes from contract transactions:
Total unit transactions	23,159	113	-	132
Net increase (decrease) in assets derived from
principal transactions	23,159	113	-	132
Total increase (decrease) in net assets	27,804	156	-	187
Net assets at December 31, 2005	77,468	775	-	637

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(2)	-	10
Total realized gain (loss) on investments and capital gains
distributions	20,511	102	1	77
Net unrealized appreciation (depreciation) during the year	(11,870)	50	2	44
Net increase (decrease) in net assets from operations	8,643	150	3	131
Changes from contract transactions:
Total unit transactions	(4,805)	85	27	108
Net increase (decrease) in assets derived from
principal transactions	(4,805)	85	27	108
Total increase (decrease) in net assets	3,838	235	30	239
Net assets at December 31, 2006	$ 81,306	$ 1,010	$ 30	$ 876

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			The Growth	The Growth
	Templeton	Templeton	Fund of	Fund of
	Growth Fund,	Global Bond	America® -	America® -
	Inc. - Class A	Fund - Class A	Class R-3	Class R-4

Net assets at January 1, 2005	$ 61	$ 6,775	$ 1,320	$ 51,341

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	450	(2)	9
Total realized gain (loss) on investments and capital gains
distributions	21	9	47	1,791
Net unrealized appreciation (depreciation) during the year	-	(921)	323	14,129
Net increase (decrease) in net assets from operations	25	(462)	368	15,929
Changes from contract transactions:
Total unit transactions	285	9,028	2,206	77,860
Net increase (decrease) in assets derived from
principal transactions	285	9,028	2,206	77,860
Total increase (decrease) in net assets	310	8,566	2,574	93,789
Net assets at December 31, 2005	371	15,341	3,894	145,130

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	1,080	1	(97)
Total realized gain (loss) on investments and capital gains
distributions	48	7	272	12,415
Net unrealized appreciation (depreciation) during the year	53	1,476	277	5,132
Net increase (decrease) in net assets from operations	107	2,563	550	17,450
Changes from contract transactions:
Total unit transactions	215	15,150	3,369	34,004
Net increase (decrease) in assets derived from
principal transactions	215	15,150	3,369	34,004
Total increase (decrease) in net assets	322	17,713	3,919	51,454
Net assets at December 31, 2006	$ 693	$ 33,054	$ 7,813	$ 196,584

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	The Income
	Fund of	UBS U.S. Small
	America® -	Cap Growth	Diversified	Equity Income
	Class R-3	Fund - Class A	Value Portfolio	Portfolio

Net assets at January 1, 2005	$ 110	$ 48	$ -	$ 208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	-	-	3
Total realized gain (loss) on investments and capital gains
distributions	10	3	-	13
Net unrealized appreciation (depreciation) during the year	(9)	1	2	(8)

Net increase (decrease) in net assets from operations	6	4	2	8
Changes from contract transactions:
Total unit transactions	179	21	61	24
Net increase (decrease) in assets derived from
principal transactions	179	21	61	24
Total increase (decrease) in net assets	185	25	63	32
Net assets at December 31, 2005	295	73	63	240

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(2)	-	3
Total realized gain (loss) on investments and capital gains
distributions	32	12	1	15
Net unrealized appreciation (depreciation) during the year	68	2	11	19
Net increase (decrease) in net assets from operations	116	12	12	37
Changes from contract transactions:
Total unit transactions	621	180	25	(42)

Net increase (decrease) in assets derived from
principal transactions	621	180	25	(42)

Total increase (decrease) in net assets	737	192	37	(5)

Net assets at December 31, 2006	$ 1,032	$ 265	$ 100	$ 235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				Washington
	Small			Mutual
	Company		Wanger U.S.	Investors
	Growth		Smaller	FundSM, Inc. -
	Portfolio	Wanger Select	Companies	Class R-3

Net assets at January 1, 2005	$ -	$ 2,227	$ 2,155	$ 1,232

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(46)	(54)	16
Total realized gain (loss) on investments and capital gains
distributions	-	203	52	37
Net unrealized appreciation (depreciation) during the year	-	428	627	(2)

Net increase (decrease) in net assets from operations	-	585	625	51
Changes from contract transactions:
Total unit transactions	-	4,173	6,477	894
Net increase (decrease) in assets derived from
principal transactions	-	4,173	6,477	894
Total increase (decrease) in net assets	-	4,758	7,102	945
Net assets at December 31, 2005	-	6,985	9,257	2,177

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(114)	(121)	27
Total realized gain (loss) on investments and capital gains
distributions	-	406	761	105
Net unrealized appreciation (depreciation) during the year	-	2,627	209	334
Net increase (decrease) in net assets from operations	-	2,919	849	466
Changes from contract transactions:
Total unit transactions	18	16,148	7,005	1,215
Net increase (decrease) in assets derived from
principal transactions	18	16,148	7,005	1,215
Total increase (decrease) in net assets	18	19,067	7,854	1,681
Net assets at December 31, 2006	$ 18	$ 26,052	$ 17,111	$ 3,858

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A

Net assets at January 1, 2005	$ 35,859	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	518	-
Total realized gain (loss) on investments and capital gains
distributions	982	-
Net unrealized appreciation (depreciation) during the year	248	-
Net increase (decrease) in net assets from operations	1,748	-
Changes from contract transactions:
Total unit transactions	28,664	-
Net increase (decrease) in assets derived from
principal transactions	28,664	-
Total increase (decrease) in net assets	30,412	-
Net assets at December 31, 2005	66,271	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	689	-
Total realized gain (loss) on investments and capital gains
distributions	2,651	2
Net unrealized appreciation (depreciation) during the year	8,652	(1)

Net increase (decrease) in net assets from operations	11,992	1
Changes from contract transactions:
Total unit transactions	9,893	20
Net increase (decrease) in assets derived from
principal transactions	9,893	20
Total increase (decrease) in net assets	21,885	21
Net assets at December 31, 2006	$ 88,156	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2006, the Account had 239 investment divisions (the “Divisions”), 85 of which invest in independently managed mutual funds and 154 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or Directed Services,
LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at
December 31, 2006 and related Trusts are as follows:

AIM Growth Series:	American Century Quantitative Equity Funds, Inc.:
AIM Mid Cap Core Equity Fund - Class A	American Century Income & Growth Fund - Advisor
AIM Small Cap Growth Fund - Class A	Class
AIM Investment Funds:	Ariel Investment Trust:
AIM Global Health Care Fund - Investor Class*	Ariel Appreciation Fund
AIM Variable Insurance Funds:	Ariel Fund
AIM V.I. Capital Appreciation Fund - Series I Shares	Baron Investment Funds Trust:
AIM V.I. Core Equity Fund - Series I Shares	Baron Asset Fund
AllianceBernstein Growth and Income Fund, Inc.:	Baron Growth Fund
AllianceBernstein Growth and Income Fund, Inc. - Class	Calvert Variable Series, Inc.:
A	Calvert Social Balanced Portfolio
AllianceBernstein Variable Products Series Fund, Inc.:	Capital One Funds:
AllianceBernstein Growth and Income Portfolio -	Capital One Mid Cap Equity Fund - Class A*
Class A	DWS Institutional Funds:
Allianz Funds:	DWS Equity 500 Index Fund - Class S
Allianz NFJ Small-Cap Value - Class A	EuroPacific Growth Fund®:
American Balanced Fund®, Inc.:	EuroPacific Growth Fund® - Class R-3
American Balanced Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Advisor Series I:	ING Investors Trust (continued):
Fidelity® Advisor Mid Cap Fund - Class T	ING Lord Abbett Affiliated Portfolio - Institutional
Fidelity® Variable Insurance Products:	Class**
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class*
Fidelity® VIP Growth Portfolio - Initial Class	ING Marsico International Opportunities Portfolio -
Fidelity® VIP High Income Portfolio - Initial Class	Service Class*
Fidelity® VIP Overseas Portfolio - Initial Class	ING MFS Total Return Portfolio - Adviser Class**
Fidelity® Variable Insurance Products II:	ING MFS Total Return Portfolio - Institutional Class**
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING MFS Utilities Portfolio - Service Class*
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Oppenheimer Main Street Portfolio® - Service
Fidelity® Variable Insurance Products III:	Class*
Fidelity® VIP Mid Cap Portfolio - Initial Class**	ING PIMCO High Yield Portfolio - Institutional Class**
Franklin Mutual Series Fund, Inc.:	ING PIMCO High Yield Portfolio - Service Class*
Mutual Discovery Fund - Class R	ING Pioneer Fund Portfolio - Institutional Class**
Franklin Strategic Series:	ING Pioneer Fund Portfolio - Service Class**
Franklin Small-Mid Cap Growth Fund - Class A	ING Pioneer Mid Cap Value Portfolio - Institutional
Franklin Templeton Variable Insurance Products Trust:	Class**
Franklin Small Cap Value Securities Fund - Class 2	ING Pioneer Mid Cap Value Portfolio - Service Class**
ING Equity Trust:	ING Stock Index Portfolio - Institutional Class*
ING Financial Services Fund - Class A	ING T. Rowe Price Capital Appreciation Portfolio -
ING Real Estate Fund - Class A	Service Class*
ING Funds Trust:	ING T. Rowe Price Equity Income Portfolio - Adviser
ING GNMA Income Fund - Class A	Class**
ING Intermediate Bond Fund - Class A	ING T. Rowe Price Equity Income Portfolio - Service
ING GET Fund:	Class
ING GET Fund - Series Q	ING Templeton Global Growth Portfolio - Institutional
ING GET Fund - Series S	Class**
ING Investors Trust:	ING Templeton Global Growth Portfolio - Service
ING AllianceBernstein Mid Cap Growth Portfolio -	Class**
Service Class*	ING Van Kampen Equity Growth Portfolio - Service
ING BlackRock Large Cap Growth Portfolio - Service	Class**
Class**	ING Van Kampen Growth and Income Portfolio -
ING Evergreen Health Sciences Portfolio - Service	Service Class*
Class*	ING Van Kampen Real Estate Portfolio - Institutional
ING FMRSM Diversified Mid Cap Portfolio - Service	Class**
Class	ING Van Kampen Real Estate Portfolio - Service
ING FMRSM Large Cap Growth Portfolio - Institutional	Class**
Class**	ING VP Index Plus International Equity Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class**
Adviser Class**	ING Wells Fargo Mid Cap Disciplined Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class**
Institutional Class*	ING Wells Fargo Small Cap Disciplined Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class**
Service Class*	ING Mutual Funds:
ING JPMorgan Small Cap Core Equity Portfolio -	ING International Fund - Class Q*
Service Class*	ING International SmallCap Fund - Class A*
ING JPMorgan Value Opportunities Portfolio -	ING Partners, Inc.:
Institutional Class**	ING American Century Large Company Value Portfolio
ING JPMorgan Value Opportunities Portfolio - Service	- Adviser Class**
Class**	ING American Century Large Company Value Portfolio
ING Julius Baer Foreign Portfolio - Service Class	- Service Class
ING Legg Mason Partners All Cap Portfolio - Service	ING American Century Select Portfolio - Initial Class*
Class**	ING American Century Select Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class*	ING American Century Small-Mid Cap Value Portfolio
- Adviser Class**

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING American Century Small-Mid Cap Value Portfolio -	ING Solution 2045 Portfolio - Service Class*
Service Class	ING Solution Income Portfolio - Adviser Class*
ING Baron Asset Portfolio - Service Class**	ING Solution Income Portfolio - Service Class*
ING Baron Small Cap Growth Portfolio - Adviser	ING T. Rowe Price Diversified Mid Cap Growth
Class**	Portfolio - Adviser Class**
ING Baron Small Cap Growth Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Columbia Small Cap Value II Portfolio - Service	Portfolio - Initial Class*
Class**	ING T. Rowe Price Diversified Mid Cap Growth
ING Davis Venture Value Portfolio - Service Class	Portfolio - Service Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class**	ING T. Rowe Price Growth Equity Portfolio - Adviser
ING Fundamental Research Portfolio - Adviser Class**	Class**
ING Fundamental Research Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Goldman Sachs® Capital Growth Portfolio -	Class
Service Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING Goldman Sachs® Structured Equity Portfolio -	Class
Adviser Class**	ING Templeton Foreign Equity Portfolio - Service
ING JPMorgan International Portfolio - Adviser Class**	Class**
ING JPMorgan International Portfolio - Initial Class	ING Thornburg Value Portfolio - Adviser Class**
ING JPMorgan International Portfolio - Service Class*	ING Thornburg Value Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Initial
Class**	Class
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Legg Mason Partners Aggressive Growth Portfolio	Class**
- Adviser Class**	ING UBS U.S. Small Cap Growth Portfolio - Service
ING Legg Mason Partners Aggressive Growth Portfolio	Class**
- Initial Class	ING Van Kampen Comstock Portfolio - Adviser
ING Legg Mason Partners Aggressive Growth Portfolio	Class**
- Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Legg Mason Partners Large Cap Growth Portfolio -	ING Van Kampen Equity and Income Portfolio -
Adviser Class**	Adviser Class**
ING Legg Mason Partners Large Cap Growth Portfolio -	ING Van Kampen Equity and Income Portfolio - Initial
Initial Class*	Class*
ING Neuberger Berman Partners Portfolio - Service	ING Van Kampen Equity and Income Portfolio -
Class**	Service Class
ING Neuberger Berman Regency Portfolio - Service	ING Strategic Allocation Portfolios, Inc.:
Class**	ING VP Strategic Allocation Conservative Portfolio -
ING OpCap Balanced Value Portfolio - Service Class	Class I
ING Oppenheimer Global Portfolio - Adviser Class**	ING VP Strategic Allocation Growth Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class*	ING VP Strategic Allocation Moderate Portfolio -
ING Oppenheimer Global Portfolio - Service Class	Class I
ING Oppenheimer Strategic Income Portfolio - Adviser	ING Variable Funds:
Class**	ING VP Growth and Income Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial	ING Variable Insurance Trust:
Class*	ING GET U.S. Core Portfolio - Series 1
ING PIMCO Total Return Portfolio - Adviser Class**	ING GET U.S. Core Portfolio - Series 2
ING PIMCO Total Return Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING Pioneer High Yield Portfolio - Initial Class**	ING GET U.S. Core Portfolio - Series 5
ING Pioneer High Yield Portfolio - Service Class**	ING GET U.S. Core Portfolio - Series 6
ING Solution 2015 Portfolio - Adviser Class*	ING GET U.S. Core Portfolio - Series 7
ING Solution 2015 Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 8*
ING Solution 2025 Portfolio - Adviser Class*	ING GET U.S. Core Portfolio - Series 9*
ING Solution 2025 Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 10*
ING Solution 2035 Portfolio - Adviser Class*	ING GET U.S. Core Portfolio - Series 11*
ING Solution 2035 Portfolio - Service Class*	ING Variable Portfolios, Inc.:
ING Solution 2045 Portfolio - Adviser Class*	ING VP Global Science and Technology Portfolio -
Class I
ING VP Growth Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):	Lord Abbett Series Fund, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	Lord Abbett Series Fund - Growth and Income Portfolio
ING VP Index Plus LargeCap Portfolio - Class S**	- Class VC
ING VP Index Plus MidCap Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING VP Index Plus MidCap Portfolio - Class S**	Class VC
ING VP Index Plus SmallCap Portfolio - Class I	Massachusetts Investors Growth Stock Fund:
ING VP Index Plus SmallCap Portfolio - Class S**	Massachusetts Investors Growth Stock Fund - Class A
ING VP International Equity Portfolio - Class I	MFS® Variable Insurance TrustSM:
ING VP International Equity Portfolio - Class S**	MFS® Total Return Series - Initial Class
ING VP Small Company Portfolio - Class I	Moderate Allocation Portfolio:
ING VP Small Company Portfolio - Class S**	Moderate Allocation Portfolio
ING VP Value Opportunity Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Variable Products Trust:	Neuberger Berman Socially Responsive Fund® - Trust
ING VP Financial Services Portfolio - Class I	Class**
ING VP International Value Portfolio - Class I	New Perspective Fund®, Inc.:
ING VP International Value Portfolio - Class S**	New Perspective Fund®, Inc. - Class R-3
ING VP MidCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP MidCap Opportunities Portfolio - Class S**	Oppenheimer Capital Appreciation Fund:
ING VP Real Estate Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING VP SmallCap Opportunities Portfolio - Class I	Oppenheimer Developing Markets Fund:
ING VP SmallCap Opportunities Portfolio - Class S**	Oppenheimer Developing Markets Fund - Class A
ING VP Balanced Portfolio, Inc.:	Oppenheimer Global Fund:
ING VP Balanced Portfolio - Class I	Oppenheimer Global Fund - Class A
ING VP Intermediate Bond Portfolio:	Oppenheimer Main Street Funds®, Inc.:
ING VP Intermediate Bond Portfolio - Class I	Oppenheimer Main Street Fund® - Class A
ING VP Intermediate Bond Portfolio - Class S**	Oppenheimer Variable Account Funds:
ING VP Money Market Portfolio:	Oppenheimer Aggressive Growth Fund/VA
ING VP Money Market Portfolio - Class I	Oppenheimer Global Securities/VA
ING VP Natural Resources Trust:	Oppenheimer Main Street Fund®/VA
ING VP Natural Resources Trust	Oppenheimer Main Street Small Cap Fund®/VA
Janus Adviser Series:	Oppenheimer Strategic Bond Fund/VA
Janus Adviser Balanced Fund - Class S	Pax World Balanced Fund, Inc.:
Janus Aspen Series:	Pax World Balanced Fund, Inc.
Janus Aspen Series Balanced Portfolio - Institutional	PIMCO Variable Insurance Trust:
Shares	PIMCO Real Return Portfolio - Administrative Class
Janus Aspen Series Flexible Bond Portfolio -	Pioneer Fund:
Institutional Shares	Pioneer Fund - Class A
Janus Aspen Series Large Cap Growth Portfolio -	Pioneer High Yield Fund:
Institutional Shares	Pioneer High Yield Fund - Class A
Janus Aspen Series Mid Cap Growth Portfolio -	Pioneer Variable Contracts Trust:
Institutional Shares	Pioneer Equity Income VCT Portfolio - Class I
Janus Aspen Series Worldwide Growth Portfolio -	Pioneer Fund VCT Portfolio - Class I
Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
Legg Mason Value Trust, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I
Legg Mason Value Trust, Inc. - Primary Class*	T. Rowe Price Mid-Cap Value Fund, Inc.:
LKCM Funds:	T. Rowe Price Mid-Cap Value Fund - R Class
LKCM Aquinas Growth Fund**	T. Rowe Price Value Fund, Inc.:
Lord Abbett Affiliated Fund, Inc.:	T. Rowe Price Value Fund - Advisor Class**
Lord Abbett Affiliated Fund - Class A	Templeton Funds, Inc.:
Lord Abbett Mid Cap Value Fund, Inc.:	Templeton Foreign Fund - Class A
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	Templeton Growth Fund, Inc.:
Lord Abbett Research Fund, Inc.:	Templeton Growth Fund, Inc. - Class A
Lord Abbett Small-Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Templeton Income Trust:	Wanger Advisors Trust:
Templeton Global Bond Fund - Class A	Wanger Select
The Growth Fund of America®, Inc.:	Wanger U.S. Smaller Companies
The Growth Fund of America® - Class R-3	Washington Mutual Investors FundSM, Inc.:
The Growth Fund of America® - Class R-4	Washington Mutual Investors FundSM, Inc. - Class R-3
The Income Fund of America®, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-4
The Income Fund of America® - Class R-3	Wells Fargo Funds Trust:
UBS Funds:	Wells Fargo Advantage Small Cap Value Fund -
UBS U.S. Small Cap Growth Fund - Class A	Class A**
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio*
Equity Income Portfolio	* Division added in 2005
Small Company Growth Portfolio*	** Division added in 2006

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

Capital One Funds:	Hibernia Funds:
Capital One Mid Cap Equity Fund - Class A	Hibernia Mid Cap Equity Fund - Class A
DWS Institutional Funds:	Scudder Equity 500 Index Fund:
DWS Equity 500 Index Fund - Class S	Scudder Equity 500 Index Fund - Investment Class
ING Investors Trust:	ING Investors Trust:
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity Portfolio - Service Class
Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class
ING JPMorgan International Portfolio - Service Class	ING JPMorgan Fleming International
Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Partners Large Cap Growth	ING Salomon Brothers Large Cap Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Balanced Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:
AIM V.I. Growth Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series I Shares

ING GET Fund:
ING GET Fund - Series L

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were offered during 2006, but had no investments as of
December 31, 2006:

Aggressive Allocation Portfolio:	ING Investors Trust (continued):
Aggressive Allocation Portfolio	ING Pioneer Equity Income
AIM Equity Funds:	Portfolio - Institutional Class
AIM Charter Fund - Class A	ING Pioneer Equity Income Portfolio - Service Class
AIM Constellation Fund - Class A	ING Mayflower Trust:
AIM Investment Securities Fund:	ING International Value Fund - Class A
AIM Income Fund - Class A	ING Mutual Funds:
AIM Stock Funds:	ING Global Value Choice Fund - Class A
AIM Dynamics Fund - Investor Class	ING Partners, Inc.:
American Balanced Fund®, Inc.:	ING American Century Select Portfolio - Adviser Class
American Balanced Fund® - Class R-4	ING Davis Venture Value Portfolio - Adviser Class
American Century Mutual Funds:	ING Legg Mason Partners Large Cap Growth
American Century Ultra® Fund - Advisor Class	Portfolio - Service Class
Calvert World Values Fund, Inc.:	ING OpCap Balanced Value Portfolio - Adviser Class
Calvert Capital Accumulation Fund - Class A	ING Oppenheimer Strategic Income
Citizens Funds®:	Portfolio - Service Class
Citizens Core Growth Fund - Administrative Shares	ING Thornburg Value Portfolio - Service Class
Citizens Emerging Growth Fund - Administrative Shares	ING UBS U.S. Large Cap Equity
Citizens Global Equity Fund - Administrative Shares	Portfolio - Adviser Class
Conservative Allocation Portfolio:	ING Van Kampen Comstock Portfolio - Initial Class
Conservative Allocation Portfolio	ING Series Fund, Inc.:
Fidelity® Advisor Series I:	ING Aeltus Money Market Fund - Class A
Fidelity® Advisor Balanced Fund - Class T	ING Balanced Fund - Class A
Fidelity® Advisor Equity Growth Fund - Class T	ING Global Science and Technology Fund - Class A
Fidelity® Advisor Equity Income Fund - Class T	ING Growth and Income Fund - Class A
Fidelity® Advisor Growth Opportunities Fund - Class T	ING Growth Fund - Class A
Fidelity® Variable Insurance Products:	ING Index Plus LargeCap Fund - Class A
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Index Plus MidCap Fund - Class A
Fidelity® VIP Growth Portfolio - Service Class 2	ING Index Plus SmallCap Fund - Class A
Fidelity® Variable Insurance Products II:	ING International Growth Fund - Class A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Small Company Fund - Class A
Fidelity® Variable Insurance Products III:	ING Strategic Allocation Conservative Fund - Class A
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Strategic Allocation Growth Fund - Class A
Franklin Value Investors Trust:	ING Strategic Allocation Moderate Fund - Class A
Franklin Balance Sheet Investment Fund - Class A	ING Variable Portfolios, Inc.:
Goldman Sachs Trust:	ING VP Global Science and Technology
Goldman Sachs Capital Growth Fund - Class A	Portfolio - Class S
Goldman Sachs Concentrated International Equity	ING VP Growth Portfolio - Class S
Fund - Class A	ING VP Value Opportunity Portfolio - Class S
ING Equity Trust:	Janus Adviser Series:
ING LargeCap Growth Fund - Class A	Janus Adviser Flexible Bond Fund - Class S
ING SmallCap Opportunities Fund - Class A	Janus Adviser Forty Fund - Class S
ING Investors Trust:	Janus Adviser Large Cap Growth Fund - Class S
ING Evergreen Omega Portfolio - Institutional Class	Janus Adviser Mid Cap Growth Fund - Class S
ING Evergreen Omega Portfolio - Service Class	Janus Adviser Worldwide Fund - Class S
ING FMRSM Equity Income Portfolio - Institutional	Lazard Funds, Inc.:
Class	Lazard Emerging Markets Portfolio - Open Shares
ING FMRSM Equity Income Portfolio - Service Class	Lazard International Equity Portfolio - Open Shares
ING FMRSM Large Cap Growth Portfolio - Service Class	Lazard Small Cap Portfolio - Open Shares
ING Global Resources Portfolio - Institutional Class	Legg Mason Special Investment Trust, Inc.:
ING Global Resources Portfolio - Service Class	Legg Mason Special Investment
ING Julius Baer Foreign Portfolio - Institutional Class	Trust, Inc. - Primary Class
ING Legg Mason Value Portfolio - Institutional Class	MFS® Series Trust II:
ING Lord Abbett Affiliated Portfolio - Service Class	MFS® Emerging Growth Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

MFS® Series Trust V:	Pioneer Growth Shares:
MFS® Research Fund - Class A	Pioneer Growth Shares - Class A
MFS® Total Return Fund - Class A	Pioneer Variable Contracts Trust:
MFS® Series Trust VI:	Pioneer Equity Income VCT Portfolio - Class II
MFS® Global Equity Fund - Class A	Prudential Investment Portfolios, Inc.:
MFS® Series Trust VII:	Jennison Equity Opportunity Fund - Class A
MFS® Capital Opportunities Fund - Class A	Jennison Growth Fund - Class A
Oppenheimer Capital Income Fund:	T. Rowe Price Science and Technology Fund, Inc.:
Oppenheimer Capital Income Fund - Class A	T. Rowe Price Science and Technology
Oppenheimer Champion Income Fund:	Fund - Advisor Class
Oppenheimer Champion Income Fund - Class A	Vanguard® Index Funds:
Oppenheimer Integrity Funds:	Vanguard® 500 Index Fund - Investor Shares
Oppenheimer Core Bond Fund - Class A
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class A

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken as specified in the
Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

4. Related Party Transactions

During the year ended December 31, 2006, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING
Variable Products Trust, ING GET Fund, ING VP Intermediate Bond Portfolio, ING VP
Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Strategic Allocation
Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable
Portfolios, Inc., and ING VP Natural Resources Trust. The annual fee rate ranged from
0.17% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to
ING Partners, Inc. The annual fee rate ranged from 0.00% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The
Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.26% to
1.25% of the average net assets of each respective Portfolio.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into
DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized
DSL, and ILIAC’s advisory contracts will be assumed by DSL.

5. Fund of Funds

The Account had one Lifestyle Fund, “Moderate Allocation Portfolio” at December 31,
2006 which invested in other Divisions of the Account (“Underlying Funds”), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund’s percentage ownership in Underlying Funds and fixed interest divisions at December 31,
2006, was as follows:

Moderate
Allocation
Underlying Fund	Portfolio

Baron Growth Fund	10%
ING Index Plus MidCap Fund - Class R	10%
ING Intermediate Bond Fund - Class I	15%
Oppenheimer International Small Company Fund - Class A	5%
Lord Abbett Affiliated Fund - Class A	10%
The Growth Fund of America® - Class A	15%
Vanguard® Institutional Index Fund - Institutional Shares	10%
Fixed interest divisions	25%

100%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 128	$ 61	$ 73	$ 81
AIM Small Cap Growth Fund - Class A	10	1	10	2
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	98	44	67	1
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	18,631	5,970	1,852	4,568
AIM V.I. Core Equity Fund - Series I Shares	18,767	6,951	1,610	9,287
AIM V.I. Growth Fund - Series I Shares	606	18,422	1,413	3,513
AIM V.I. Premier Equity Fund - Series I Shares	406	18,128	944	4,403
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	41	24	19	1
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	347	95	213	10
Allianz Funds:
Allianz NFJ Small-Cap Value - Class A	137	88	367	15
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,403	314	2,545	136
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - Advisor Class	1,240	1,414	2,172	886
Ariel Investment Trust:
Ariel Appreciation Fund	260	45	227	19
Ariel Fund	262	160	449	35
Baron Investment Funds Trust:
Baron Asset Fund	617	18	268	16
Baron Growth Fund	433	142	769	132
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	6,465	10,538	8,974	10,949
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	29	59	7,118	7,096
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	96	13	66	2
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	2,431	75	584	36
EuroPacific Growth Fund® - Class R-4	73,052	3,700	42,048	2,379

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	$ 35,425	$ 5,833	$ 33,472 $	3,597
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	190	104	205	18
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	89,086	47,996	39,164	44,472
Fidelity® VIP Growth Portfolio - Initial Class	3,908	56,887	7,925	71,418
Fidelity® VIP High Income Portfolio - Initial Class	3,671	2,082	10,475	9,011
Fidelity® VIP Overseas Portfolio - Initial Class	12,798	13,431	18,623	21,649
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,485	2,553	1,284	3,160
Fidelity® VIP Contrafund® Portfolio - Initial Class	226,110	73,367	150,739	23,125
Fidelity® VIP Index 500 Portfolio - Initial Class	6,961	10,487	8,157	11,676
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	6,104	839	-	-
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	693	62	474	14
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	269	21	264	38
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	20,308	12,869	26,772	9,218
ING Equity Trust:
ING Financial Services Fund - Class A	30	1	42	-
ING Real Estate Fund - Class A	1,262	160	784	123
ING Funds Trust:
ING GNMA Income Fund - Class A	476	206	414	93
ING Intermediate Bond Fund - Class A	875	63	415	111
ING GET Fund:
ING GET Fund - Series L	28	634	24	82
ING GET Fund - Series Q	183	520	202	759
ING GET Fund - Series S	564	5,177	1,405	10,017
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	5,556	2,545	1,427	319
ING BlackRock Large Cap Growth Portfolio - Service Class	-	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	3,567	989	1,596	163
ING FMRSM Diversified Mid Cap Portfolio - Service Class	11,939	1,962	7,206	2,811
ING FMRSM Large Cap Growth Portfolio - Institutional Class	243	89	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	53	2	-	-
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	17,562	10,679	17,464	1,993
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	19,754	8,759	8,314	2,167
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,543	1,240	335	54

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Institutional Class	$ 25	$ -	$ - $	-
ING JPMorgan Value Opportunities Portfolio - Service Class	856	69	-	-
ING Julius Baer Foreign Portfolio - Service Class	19,491	2,659	11,130	4,039
ING Legg Mason Partners All Cap Portfolio - Service Class	34	-	-	-
ING Legg Mason Value Portfolio - Service Class	2,425	942	1,653	13
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,313	303	-	-
ING Marsico Growth Portfolio - Service Class	1,862	416	1,172	55
ING Marsico International Opportunities Portfolio - Service Class	7,360	2,369	1,703	473
ING MFS Total Return Portfolio - Adviser Class	57	14	-	-
ING MFS Total Return Portfolio - Institutional Class	259	4	-	-
ING MFS Total Return Portfolio - Service Class	5,371	11,701	17,371	4,100
ING MFS Utilities Portfolio - Service Class	11,498	1,286	1,501	302
ING Oppenheimer Main Street Portfolio® - Service Class	724	178	208	2
ING PIMCO High Yield Portfolio - Institutional Class	413	168	-	-
ING PIMCO High Yield Portfolio - Service Class	4,657	1,059	4,307	2,885
ING Pioneer Fund Portfolio - Institutional Class	2,630	194	-	-
ING Pioneer Fund Portfolio - Service Class	31	8	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	812	63	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	6	-	-	-
ING Stock Index Portfolio - Institutional Class	8,001	32,938	24,638	1,885
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	65,840	1,911	18,748	14
ING T. Rowe Price Equity Income Portfolio - Adviser Class	205	3	-	-
ING T. Rowe Price Equity Income Portfolio - Service Class	28,239	3,965	26,141	1,792
ING Templeton Global Growth Portfolio - Institutional Class	-	-	-	-
ING Templeton Global Growth Portfolio - Service Class	1,363	38	-	-
ING Van Kampen Equity Growth Portfolio - Service Class	14	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	7,836	1,215	8,256	-
ING Van Kampen Real Estate Portfolio - Institutional Class	719	14	-	-
ING Van Kampen Real Estate Portfolio - Service Class	16,247	531	-	-
ING VP Index Plus International Equity Portfolio - Service Class	2,848	416	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	736	21	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,828	725	-	-
ING Mutual Funds:
ING International Fund - Class Q	4	-	2	-
ING International SmallCap Fund - Class A	509	71	284	50
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Adviser Class	10	2	-	-
ING American Century Large Company Value
Portfolio - Service Class	1,494	1,200	616	1,961
ING American Century Select Portfolio - Initial Class	8,186	29,749	172,434	27,207
ING American Century Select Portfolio - Service Class	1	20	241	2,162

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class	$ 20	$ -	$ - $	-
ING American Century Small-Mid Cap Value
Portfolio - Service Class	3,488	5,848	9,722	2,504
ING Baron Asset Portfolio - Service Class	297	5	-	-
ING Baron Small Cap Growth Portfolio - Adviser Class	85	23	-	-
ING Baron Small Cap Growth Portfolio - Service Class	14,009	12,902	26,656	10,987
ING Columbia Small Cap Value II Portfolio - Service Class	50	14	-	-
ING Davis Venture Value Portfolio - Service Class	2,738	1,120	743	3,997
ING Fidelity® VIP Mid Cap Portfolio - Service Class	107	-	-	-
ING Fundamental Research Portfolio - Adviser Class	6	1	-	-
ING Fundamental Research Portfolio - Service Class	255	426	473	541
ING Goldman Sachs® Capital Growth Portfolio - Service Class	618	630	775	308
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class	6	4	-	-
ING JPMorgan International Portfolio - Adviser Class	22	3	-	-
ING JPMorgan International Portfolio - Initial Class	9,658	27,598	24,688	35,386
ING JPMorgan International Portfolio - Service Class	34	25	3	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	100	15	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,762	2,553	15,265	5,322
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class	21	4	-	-
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	4,062	34,947	8,281	44,354
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	41	-	17	1
ING Legg Mason Partners Large Cap Growth
Portfolio - Adviser Class	34	2	-	-
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class	831	1,166	4,730	803
ING Neuberger Berman Partners Portfolio - Service Class	301	77	-	-
ING Neuberger Berman Regency Portfolio - Service Class	1	-	-	-
ING OpCap Balanced Value Portfolio - Service Class	768	5,092	1,335	5,590
ING Oppenheimer Global Portfolio - Adviser Class	107	17	-	-
ING Oppenheimer Global Portfolio - Initial Class	21,163	131,361	815,706	67,337
ING Oppenheimer Global Portfolio - Service Class	162	21	1,670	3,745
ING Oppenheimer Strategic Income Portfolio - Adviser Class	122	-	-	-
ING Oppenheimer Strategic Income Portfolio - Initial Class	9,548	21,735	134,851	18,339
ING PIMCO Total Return Portfolio - Adviser Class	268	3	-	-
ING PIMCO Total Return Portfolio - Service Class	14,033	7,407	29,037	17,327
ING Pioneer High Yield Portfolio - Initial Class	1,018	33	-	-
ING Pioneer High Yield Portfolio - Service Class	6	-	-	-
ING Solution 2015 Portfolio - Adviser Class	2,380	131	452	15
ING Solution 2015 Portfolio - Service Class	13,254	993	2,058	129
ING Solution 2025 Portfolio - Adviser Class	3,932	66	264	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2025 Portfolio - Service Class	$ 15,507	$ 532	$ 1,880 $	18
ING Solution 2035 Portfolio - Adviser Class	3,221	67	435	2
ING Solution 2035 Portfolio - Service Class	10,551	657	1,150	9
ING Solution 2045 Portfolio - Adviser Class	1,855	19	255	-
ING Solution 2045 Portfolio - Service Class	7,899	1,479	923	366
ING Solution Income Portfolio - Adviser Class	1,627	50	43	3
ING Solution Income Portfolio - Service Class	3,331	1,022	339	4
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class	38	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	13,796	73,265	414,839	46,638
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class	265	94	958	9,688
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	136	3	-	-
ING T. Rowe Price Growth Equity Portfolio - Initial Class	8,093	42,388	14,955	39,142
ING T. Rowe Price Growth Equity Portfolio - Service Class	403	68	327	125
ING Templeton Foreign Equity Portfolio - Service Class	560	282	-	-
ING Thornburg Value Portfolio - Adviser Class	50	-	-	-
ING Thornburg Value Portfolio - Initial Class	2,927	21,494	6,758	31,928
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	4,725	20,904	8,289	19,867
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	-	-	-
ING UBS U.S. Small Cap Growth Portfolio - Service Class	137	116	-	-
ING Van Kampen Comstock Portfolio - Adviser Class	148	2	-	-
ING Van Kampen Comstock Portfolio - Service Class	17,148	24,662	36,332	9,633
ING Van Kampen Equity and Income Portfolio - Adviser Class	21	-	-	-
ING Van Kampen Equity and Income Portfolio - Initial Class	42,121	32,779	336,044	21,761
ING Van Kampen Equity and Income Portfolio - Service Class	113	40	4,026	6,314
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8,667	9,237	15,080	13,050
ING VP Strategic Allocation Growth Portfolio - Class I	9,806	10,755	8,215	12,480
ING VP Strategic Allocation Moderate Portfolio - Class I	16,458	12,596	12,839	12,121
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	26,490	298,142	26,103	365,769
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	52	523	105	809
ING GET U.S. Core Portfolio - Series 2	475	4,226	792	7,686
ING GET U.S. Core Portfolio - Series 3	1,024	11,260	1,719	16,800
ING GET U.S. Core Portfolio - Series 5	40	30	17	66
ING GET U.S. Core Portfolio - Series 6	207	1,159	556	1,657
ING GET U.S. Core Portfolio - Series 7	92	747	482	645
ING GET U.S. Core Portfolio - Series 8	33	199	1,871	353
ING GET U.S. Core Portfolio - Series 9	3	68	276	57
ING GET U.S. Core Portfolio - Series 10	1	40	108	1
ING GET U.S. Core Portfolio - Series 11	-	37	80	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	$ 7,621	$ 13,309	$ 9,865 $	13,869
ING VP Growth Portfolio - Class I	2,455	15,259	2,954	20,048
ING VP Index Plus LargeCap Portfolio - Class I	14,008	73,535	22,393	73,381
ING VP Index Plus LargeCap Portfolio - Class S	42	37	-	-
ING VP Index Plus MidCap Portfolio - Class I	57,553	56,686	62,740	20,754
ING VP Index Plus MidCap Portfolio - Class S	59	17	-	-
ING VP Index Plus SmallCap Portfolio - Class I	27,340	33,596	36,307	16,089
ING VP Index Plus SmallCap Portfolio - Class S	51	-	-	-
ING VP International Equity Portfolio - Class I	6,935	5,207	11,254	10,878
ING VP International Equity Portfolio - Class S	17	-	-	-
ING VP Small Company Portfolio - Class I	36,636	27,169	12,981	42,294
ING VP Small Company Portfolio - Class S	11	-	-	-
ING VP Value Opportunity Portfolio - Class I	4,539	18,942	11,867	28,815
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	4,236	1,710	1,022	470
ING VP International Value Portfolio - Class I	42,773	14,550	34,818	16,031
ING VP International Value Portfolio - Class S	61	5	-	-
ING VP MidCap Opportunities Portfolio - Class I	2,123	1,633	914	1,685
ING VP MidCap Opportunities Portfolio - Class S	3	-	-	-
ING VP Real Estate Portfolio - Class I	30,182	8,334	22,323	6,446
ING VP SmallCap Opportunities Portfolio - Class I	2,916	3,179	4,749	4,288
ING VP SmallCap Opportunities Portfolio - Class S	42	30	-	-
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	20,754	113,193	33,130	99,210
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	41,876	46,586	61,080	58,882
ING VP Intermediate Bond Portfolio - Class S	12	-	-	-
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	212,366	67,608	76,707	86,828
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	36,119	26,633	40,080	14,225
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	1	-	-	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	100	250	1,674	346,487
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	34	64	1,399	79,337
Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares	12	65	2,985	190,109
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	190	272	436	429,358
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares	162	243	3,249	416,240

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	$ 367	$ 271	$ 1,191 $	13
LKCM Funds:
LKCM Aquinas Growth Fund	191	25	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	494	68	635	92
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	408	144	577	39
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	492	127	465	26
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	14,325	9,661	26,335	9,003
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	23,869	19,708	54,636	5,406
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	173	38	274	52
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	8,263	14,502	20,517	10,187
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	38	13	1	1
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	499	12	-	-
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	737	85	283	15
New Perspective Fund®, Inc. - Class R-4	12,076	9,196	15,811	3,213
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	105	35	105	20
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	61,034	27,695	68,513	13,663
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	86	14	46	3
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	153	5	12	4
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	-	1	-	1
Oppenheimer Global Securities/VA	245	265	25,715	406,580
Oppenheimer Main Street Fund®/VA	82	12	1	5
Oppenheimer Main Street Small Cap Fund®/VA	4,272	855	1,077	86
Oppenheimer Strategic Bond Fund/VA	41	71	8,480	52,563
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund, Inc.	16,121	23,457	40,205	3,803

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$ 11,352	$ 7,237	$ 16,629 $	2,910
Pioneer Fund:
Pioneer Fund - Class A	34	17	25	2
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,274	127	433	85
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	40,946	6,274	42,650	2,739
Pioneer Fund VCT Portfolio - Class I	4,936	738	2,433	678
Pioneer High Yield VCT Portfolio - Class I	7,068	1,886	4,236	1,368
Pioneer Mid Cap Value VCT Portfolio - Class I	28,756	13,273	35,675	8,916
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	285	114	228	81
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	29	-	-	-
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	230	45	282	114
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	326	63	335	27
Templeton Income Trust:
Templeton Global Bond Fund - Class A	17,851	1,595	15,950	6,471
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	3,751	135	2,371	138
The Growth Fund of America® - Class R-4	62,598	22,409	86,087	7,175
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	714	48	242	51
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	207	21	25	1
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	30	5	61	-
Equity Income Portfolio	63	94	55	15
Small Company Growth Portfolio	18	-	-	-
Wanger Advisors Trust:
Wanger Select	17,069	687	4,675	338
Wanger U.S. Smaller Companies	8,864	1,576	6,750	327
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	1,489	159	1,078	138
Washington Mutual Investors FundSM, Inc. - Class R-4	17,681	5,039	31,504	1,420
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	22	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units

	The changes in units outstanding were as follows:

				Year Ended December 31,
			2006			2005

		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

	AIM Growth Series:
	AIM Mid Cap Core Equity Fund - Class A	9,470	7,424	2,046	5,274	7,073	(1,799)
	AIM Small Cap Growth Fund - Class A	700	35	665	828	159	669
	AIM Investment Funds:
	AIM Global Health Care Fund - Investor Class	3,668	2,285	1,383	3,216	1,026	2,190
	AIM Variable Insurance Funds:
	AIM V.I. Capital Appreciation Fund - Series I Shares	2,118,775	863,241	1,255,534	657,564	938,403	(280,839)
	AIM V.I. Core Equity Fund - Series I Shares	2,447,299	1,132,910	1,314,389	652,531	1,582,206	(929,675)
	AIM V.I. Growth Fund - Series I Shares	85,807	2,777,101	(2,691,294)	641,539	979,129	(337,590)
	AIM V.I. Premier Equity Fund - Series I Shares	20,794	2,195,271	(2,174,477)	583,392	1,036,124	(452,732)
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	6,666	5,300	1,366	4,757	3,013	1,744
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	27,938	8,944	18,994	25,397	7,513	17,884
	Allianz Funds:
	Allianz NFJ Small-Cap Value - Class A	31,766	31,096	670	30,481	4,480	26,001
	American Balanced Fund®, Inc.:
	American Balanced Fund® - Class R-3	237,701	155,678	82,023	319,031	99,566	219,465
	American Century Quantitative Equity Funds, Inc.:
	American Century Income & Growth Fund - Advisor Class	83,402	127,010	(43,608)	190,518	84,539	105,979
	Ariel Investment Trust:
	Ariel Appreciation Fund	48,121	31,887	16,234	19,958	2,090	17,868
	Ariel Fund	29,610	23,747	5,863	48,071	15,132	32,939
	Baron Investment Funds Trust:
	Baron Asset Fund	54,393	17,130	37,263	24,239	5,490	18,749
	Baron Growth Fund	106,551	88,961	17,590	77,196	27,783	49,413

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	454,344	803,468	(349,124)	751,138	889,570	(138,432)
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	1,485	4,482	(2,997)	603,182	593,036	10,146
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	7,119	893	6,226	5,228	179	5,049
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	210,987	72,885	138,102	56,612	17,199	39,413
EuroPacific Growth Fund® - Class R-4	4,972,704	841,208	4,131,496	3,579,009	482,256	3,096,753
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	1,163,358	519,605	643,753	1,489,104	318,494	1,170,610
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	42,030	39,715	2,315	37,611	26,382	11,229
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,377,189	3,978,818	(601,629)	4,806,816	6,275,519	(1,468,703)
Fidelity® VIP Growth Portfolio - Initial Class	2,775,066	5,800,775	(3,025,709)	4,448,061	8,541,945	(4,093,884)
Fidelity® VIP High Income Portfolio - Initial Class	357,053	237,444	119,609	1,109,272	1,029,711	79,561
Fidelity® VIP Overseas Portfolio - Initial Class	1,215,717	1,222,791	(7,074)	2,268,728	2,476,978	(208,250)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	65,848	138,755	(72,907)	54,430	176,044	(121,614)
Fidelity® VIP Contrafund® Portfolio - Initial Class	9,362,500	6,228,913	3,133,587	13,414,396	7,968,285	5,446,111
Fidelity® VIP Index 500 Portfolio - Initial Class	243,592	413,913	(170,321)	342,733	529,692	(186,959)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	518,859	72,758	446,101	-	-	-
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	50,624	11,856	38,768	55,437	20,918	34,519
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	39,633	22,456	17,177	29,841	9,525	20,316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,619,032	1,294,016	325,016	2,368,454	1,237,900	1,130,554
ING Equity Trust:
ING Financial Services Fund - Class A	3,015	1,201	1,814	3,510	-	3,510
ING Real Estate Fund - Class A	110,049	53,377	56,672	77,916	32,627	45,289
ING Funds Trust:
ING GNMA Income Fund - Class A	85,687	63,354	22,333	78,924	49,605	29,319
ING Intermediate Bond Fund - Class A	115,117	43,097	72,020	77,868	50,790	27,078
ING GET Fund:
ING GET Fund - Series L	-	60,582	(60,582)	-	7,181	(7,181)
ING GET Fund - Series Q	5,642	45,025	(39,383)	6,298	67,826	(61,528)
ING GET Fund - Series S	44,894	500,178	(455,284)	134,237	1,022,581	(888,344)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	444,247	270,523	173,724	115,656	27,844	87,812
ING BlackRock Large Cap Growth Portfolio - Service Class	2	-	2
ING Evergreen Health Sciences Portfolio - Service Class	346,708	124,464	222,244	151,605	22,736	128,869
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,034,427	309,609	724,818	682,372	292,670	389,702
ING FMRSM Large Cap Growth Portfolio - Institutional Class	25,770	9,368	16,402	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,001	110	3,891	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,466,644	962,288	504,356	1,580,703	184,531	1,396,172
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,529,877	842,673	687,204	768,289	255,901	512,388
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	225,805	124,840	100,965	30,538	5,593	24,945
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,271	-	2,271	-	-	-
ING JPMorgan Value Opportunities Portfolio - Service Class	80,622	7,599	73,023	-	-	-
ING Julius Baer Foreign Portfolio - Service Class	1,477,468	368,954	1,108,514	933,037	397,402	535,635
ING Legg Mason Partners All Cap Portfolio - Service Class	3,114	-	3,114	-	-	-
ING Legg Mason Value Portfolio - Service Class	240,217	106,096	134,121	155,179	7,250	147,929
ING Lord Abbett Affiliated Portfolio - Institutional Class	138,301	39,442	98,859
ING Marsico Growth Portfolio - Service Class	176,898	45,969	130,929	108,232	6,519	101,713

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Marsico International Opportunities Portfolio - Service Class	638,553	268,482	370,071	158,849	50,599	108,250
ING MFS Total Return Portfolio - Adviser Class	5,227	1,258	3,969	-	-	-
ING MFS Total Return Portfolio - Institutional Class	25,357	417	24,940	-	-	-
ING MFS Total Return Portfolio - Service Class	558,756	1,177,609	(618,853)	1,439,643	543,650	895,993
ING MFS Utilities Portfolio - Service Class	954,462	177,244	777,218	138,963	34,731	104,232
ING Oppenheimer Main Street Portfolio® - Service Class	67,761	21,090	46,671	19,588	146	19,442
ING PIMCO High Yield Portfolio - Institutional Class	40,236	16,894	23,342	-	-	-
ING PIMCO High Yield Portfolio - Service Class	457,241	144,130	313,111	421,038	285,920	135,118
ING Pioneer Fund Portfolio - Institutional Class	260,890	29,191	231,699	-	-	-
ING Pioneer Fund Portfolio - Service Class	3,009	712	2,297	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	82,161	8,384	73,777	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	562	-	562	-	-	-
ING Stock Index Portfolio - Institutional Class	624,959	2,517,628	(1,892,669)	2,336,668	170,640	2,166,028
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,718,424	465,853	5,252,571	1,778,971	27,057	1,751,914
ING T. Rowe Price Equity Income Portfolio - Adviser Class	18,001	231	17,770	-	-	-
ING T. Rowe Price Equity Income Portfolio - Service Class	1,881,503	585,382	1,296,121	3,655,675	2,047,631	1,608,044
ING Templeton Global Growth Portfolio - Institutional Class	4	-	4	-	-	-
ING Templeton Global Growth Portfolio - Service Class	136,831	8,472	128,359	-	-	-
ING Van Kampen Equity Growth Portfolio - Service Class	1,234	-	1,234	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	681,872	203,164	478,708	763,765	5,097	758,668
ING Van Kampen Real Estate Portfolio - Institutional Class	62,126	1,013	61,113	-	-	-
ING Van Kampen Real Estate Portfolio - Service Class	1,509,913	137,757	1,372,156	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	286,710	54,596	232,114	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	83,000	11,899	71,101	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	190,605	81,835	108,770	-	-	-
ING Mutual Funds:
ING International Fund - Class Q	251	1	250	195	-	195
ING International SmallCap Fund - Class A	58,100	31,454	26,646	23,217	3,715	19,502

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	911	192	719	-	-	-
ING American Century Large Company Value Portfolio - Service Class	132,178	123,668	8,510	92,556	190,256	(97,700)
ING American Century Select Portfolio - Initial Class	1,520,966	3,749,472	(2,228,506)	19,185,025	3,757,068	15,427,957
ING American Century Select Portfolio - Service Class	109	2,401	(2,292)	37,384	265,124	(227,740)
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	1,860	-	1,860	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Service Class	414,734	530,341	(115,607)	1,704,949	1,422,155	282,794
ING Baron Asset Portfolio - Service Class	30,849	580	30,269	-	-	-
ING Baron Small Cap Growth Portfolio - Adviser Class	7,457	2,118	5,339	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	1,407,705	1,315,385	92,320	3,349,758	2,258,361	1,091,397
ING Columbia Small Cap Value II Portfolio - Service Class	5,361	1,455	3,906	-	-	-
ING Davis Venture Value Portfolio - Service Class	170,182	103,620	66,562	103,707	287,606	(183,899)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	10,211	4	10,207	-	-	-
ING Fundamental Research Portfolio - Adviser Class	517	103	414	-	-	-
ING Fundamental Research Portfolio - Service Class	36,625	55,776	(19,151)	66,902	75,430	(8,528)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	79,352	72,958	6,394	97,604	57,426	40,178
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class	520	383	137	-	-	-
ING JPMorgan International Portfolio - Adviser Class	1,855	263	1,592	-	-	-
ING JPMorgan International Portfolio - Initial Class	971,166	1,783,565	(812,399)	2,345,638	2,931,635	(585,997)
ING JPMorgan International Portfolio - Service Class	2,519	1,752	767	255	-	255
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	8,867	1,216	7,651	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	707,012	412,698	294,314	1,180,113	605,153	574,960
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	1,897	374	1,523	-	-	-
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,688,082	3,871,402	(2,183,320)	3,153,236	6,114,805	(2,961,569)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	3,428	3	3,425	4,410	2,804	1,606
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	3,333	204	3,129	-	-	-
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	77,635	111,717	(34,082)	446,343	75,495	370,848
ING Neuberger Berman Partners Portfolio - Service Class	30,912	8,800	22,112	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	131	-	131	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING OpCap Balanced Value Portfolio - Service Class	165,629	454,670	(289,041)	280,689	590,397	(309,708)
ING Oppenheimer Global Portfolio - Adviser Class	9,249	1,424	7,825	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	7,096,422	14,320,288	(7,223,866)	86,257,752	11,756,932	74,500,820
ING Oppenheimer Global Portfolio - Service Class	14,537	4,735	9,802	163,468	344,059	(180,591)
ING Oppenheimer Strategic Income Portfolio - Adviser Class	11,656	4	11,652	-	-	-
ING Oppenheimer Strategic Income Portfolio - Initial Class	2,384,250	3,344,210	(959,960)	14,546,767	3,157,025	11,389,742
ING PIMCO Total Return Portfolio - Adviser Class	25,877	280	25,597	-	-	-
ING PIMCO Total Return Portfolio - Service Class	2,002,436	1,421,129	581,307	3,177,512	2,236,389	941,123
ING Pioneer High Yield Portfolio - Initial Class	103,958	9,590	94,368	-	-	-
ING Pioneer High Yield Portfolio - Service Class	591	-	591	-	-	-
ING Solution 2015 Portfolio - Adviser Class	232,135	30,358	201,777	42,530	1,394	41,136
ING Solution 2015 Portfolio - Service Class	1,375,357	266,876	1,108,481	204,910	19,792	185,118
ING Solution 2025 Portfolio - Adviser Class	345,467	9,595	335,872	24,368	6	24,362
ING Solution 2025 Portfolio - Service Class	1,484,133	172,026	1,312,107	177,892	2,287	175,605
ING Solution 2035 Portfolio - Adviser Class	283,154	15,425	267,729	39,876	187	39,689
ING Solution 2035 Portfolio - Service Class	989,989	140,178	849,811	110,260	4,199	106,061
ING Solution 2045 Portfolio - Adviser Class	159,254	7,516	151,738	22,636	7	22,629
ING Solution 2045 Portfolio - Service Class	707,497	170,738	536,759	85,067	33,177	51,890
ING Solution Income Portfolio - Adviser Class	151,731	5,433	146,298	4,196	286	3,910
ING Solution Income Portfolio - Service Class	323,968	106,997	216,971	33,354	277	33,077
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	3,451	1	3,450	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,122,901	8,388,076	(5,265,175)	45,657,808	7,390,311	38,267,497
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	37,215	23,486	13,729	184,299	1,369,227	(1,184,928)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	12,626	258	12,368	-	-	-
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,895,109	3,328,512	(1,433,403)	3,230,785	4,471,229	(1,240,444)
ING T. Rowe Price Growth Equity Portfolio - Service Class	41,654	13,416	28,238	48,163	29,461	18,702
ING Templeton Foreign Equity Portfolio - Service Class	57,199	30,234	26,965	-	-	-
ING Thornburg Value Portfolio - Adviser Class	4,522	-	4,522	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Thornburg Value Portfolio - Initial Class	476,708	1,337,097	(860,389)	943,877	2,267,251	(1,323,374)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	862,373	1,784,190	(921,817)	1,934,400	2,841,954	(907,554)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	292	-	292	-	-	-
ING UBS U.S. Small Cap Growth Portfolio - Service Class	14,091	11,603	2,488	-	-	-
ING Van Kampen Comstock Portfolio - Adviser Class	12,713	147	12,566	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	1,459,124	2,125,373	(666,249)	3,344,671	1,521,089	1,823,582
ING Van Kampen Equity and Income Portfolio - Adviser Class	1,884	-	1,884
ING Van Kampen Equity and Income Portfolio - Initial Class	6,011,674	6,142,702	(131,028)	36,677,957	5,001,951	31,676,006
ING Van Kampen Equity and Income Portfolio - Service Class	4,515	1,840	2,675	298,569	403,288	(104,719)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	669,414	739,686	(70,272)	1,361,567	1,238,211	123,356
ING VP Strategic Allocation Growth Portfolio - Class I	1,034,022	1,087,631	(53,609)	1,218,087	1,575,434	(357,347)
ING VP Strategic Allocation Moderate Portfolio - Class I	1,488,092	1,275,733	212,359	1,573,652	1,541,384	32,268
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	4,790,784	15,805,400	(11,014,616)	9,408,103	26,921,396	(17,513,293)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	-	47,668	(47,668)	-	75,211	(75,211)
ING GET U.S. Core Portfolio - Series 2	10,134	395,607	(385,473)	7,193	738,226	(731,033)
ING GET U.S. Core Portfolio - Series 3	85,582	1,147,984	(1,062,402)	234,875	1,794,121	(1,559,246)
ING GET U.S. Core Portfolio - Series 5	-	1,716	(1,716)	7,119	12,535	(5,416)
ING GET U.S. Core Portfolio - Series 6	23,836	121,699	(97,863)	137,731	239,855	(102,124)
ING GET U.S. Core Portfolio - Series 7	9,232	75,326	(66,094)	15,417	26,473	(11,056)
ING GET U.S. Core Portfolio - Series 8	10,938	27,849	(16,911)	176,006	21,908	154,098
ING GET U.S. Core Portfolio - Series 9	3,031	9,580	(6,549)	22,520	416	22,104
ING GET U.S. Core Portfolio - Series 10	-	3,724	(3,724)	11,186	425	10,761
ING GET U.S. Core Portfolio - Series 11	-	3,580	(3,580)	8,000	-	8,000

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	2,970,151	4,241,036	(1,270,885)	4,289,180	5,282,630	(993,450)
ING VP Growth Portfolio - Class I	653,273	1,473,888	(820,615)	1,236,907	2,654,888	(1,417,981)
ING VP Index Plus LargeCap Portfolio - Class I	2,941,762	5,714,372	(2,772,610)	4,343,937	7,583,068	(3,239,131)
ING VP Index Plus LargeCap Portfolio - Class S	3,832	3,225	607
ING VP Index Plus MidCap Portfolio - Class I	2,961,969	4,098,221	(1,136,252)	5,843,966	4,954,015	889,951
ING VP Index Plus MidCap Portfolio - Class S	5,408	1,557	3,851
ING VP Index Plus SmallCap Portfolio - Class I	2,235,998	2,969,049	(733,051)	3,545,534	2,753,698	791,836
ING VP Index Plus SmallCap Portfolio - Class S	4,546	-	4,546
ING VP International Equity Portfolio - Class I	756,007	557,874	198,133	1,605,744	1,610,821	(5,077)
ING VP International Equity Portfolio - Class S	1,400	-	1,400
ING VP Small Company Portfolio - Class I	1,448,901	2,002,563	(553,662)	2,000,872	3,630,655	(1,629,783)
ING VP Small Company Portfolio - Class S	930	8	922
ING VP Value Opportunity Portfolio - Class I	701,739	1,543,657	(841,918)	1,634,789	2,797,677	(1,162,888)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	362,103	166,013	196,090	93,458	44,499	48,959
ING VP International Value Portfolio - Class I	2,916,734	1,481,923	1,434,811	5,374,540	4,267,756	1,106,784
ING VP International Value Portfolio - Class S	4,854	345	4,509
ING VP MidCap Opportunities Portfolio - Class I	240,882	198,715	42,167	177,419	246,400	(68,981)
ING VP MidCap Opportunities Portfolio - Class S	243	-	243
ING VP Real Estate Portfolio - Class I	1,951,303	841,992	1,109,311	1,939,149	850,727	1,088,422
ING VP SmallCap Opportunities Portfolio - Class I	540,975	565,248	(24,273)	762,167	702,493	59,674
ING VP SmallCap Opportunities Portfolio - Class S	3,659	2,812	847	-	-	-
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	2,406,719	5,953,493	(3,546,774)	5,225,860	8,629,829	(3,403,969)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	4,030,569	4,509,915	(479,346)	5,434,219	6,061,788	(627,569)
ING VP Intermediate Bond Portfolio - Class S	1,195	-	1,195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	14,343,402	9,279,285	5,064,117	9,545,207	10,245,127	(699,920)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	1,683,169	1,554,306	128,863	2,431,011	1,209,055	1,221,956
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	-	-	41	3	38
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	10,951	16,976	(6,025)	1,307,431	18,021,784	(16,714,353)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1,677	3,340	(1,663)	99,125	463,894	(364,769)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	1,328	3,807	(2,479)	656,877	12,970,015	(12,313,138)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	11,698	14,747	(3,049)	1,432,630	26,882,744	(25,450,114)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	9,145	12,668	(3,523)	1,594,636	25,682,993	(24,088,357)
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	33,268	23,146	10,122	115,818	571	115,247
LKCM Funds:
LKCM Aquinas Growth Fund	19,131	2,287	16,844	-	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	97,919	69,385	28,534	72,449	26,473	45,976
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	47,821	36,142	11,679	66,205	26,978	39,227
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	62,292	48,756	13,536	49,475	20,211	29,264
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	2,059,949	1,974,799	85,150	6,140,628	3,064,937	3,075,691
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,854,378	2,286,907	(432,529)	2,980,759	2,104,629	876,130
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	33,417	20,490	12,927	41,937	20,266	21,671
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	379,700	1,029,558	(649,858)	1,300,090	847,323	452,767

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Moderate Allocation Portfolio:
Moderate Allocation Portfolio	1,937	-	1,937	179	6,042	(5,863)
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	50,092	1,639	48,453	-	-	-
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	86,426	43,420	43,006	27,316	6,028	21,288
New Perspective Fund®, Inc. - Class R-4	1,015,216	879,107	136,109	1,382,338	384,183	998,155
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	36,284	29,519	6,765	29,913	21,388	8,525
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,637,863	1,162,167	475,696	2,498,652	787,614	1,711,038
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	4,534	795	3,739	2,955	172	2,783
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	14,133	2,351	11,782	1,206	469	737
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	132	-	132	15	15	-
Oppenheimer Global Securities/VA	10,242	12,847	(2,605)	2,306,421	24,521,856	(22,215,435)
Oppenheimer Main Street Fund®/VA	12,583	-	12,583	52	52	-
Oppenheimer Main Street Small Cap Fund®/VA	370,280	108,044	262,236	101,111	12,853	88,258
Oppenheimer Strategic Bond Fund/VA	2,772	5,052	(2,280)	714,833	4,010,467	(3,295,634)
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund, Inc.	1,545,079	2,250,296	(705,217)	3,804,120	536,344	3,267,776
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,299,199	1,057,903	241,296	1,623,800	409,351	1,214,449
Pioneer Fund:
Pioneer Fund - Class A	2,233	1,127	1,106	1,918	148	1,770
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	143,632	52,372	91,260	65,898	37,685	28,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	3,586,863	1,110,687	2,476,176	3,956,471	787,125	3,169,346
Pioneer Fund VCT Portfolio - Class I	490,570	127,646	362,924	287,650	133,882	153,768
Pioneer High Yield VCT Portfolio - Class I	717,508	298,748	418,760	408,850	181,636	227,214
Pioneer Mid Cap Value VCT Portfolio - Class I	1,129,853	1,348,694	(218,841)	2,687,081	1,161,373	1,525,708
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	58,286	52,254	6,032	47,438	37,877	9,561
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	2,667	21	2,646	-	-	-
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	32,311	24,244	8,067	38,689	27,170	11,519
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	55,651	38,547	17,104	33,802	8,588	25,214
Templeton Income Trust:
Templeton Global Bond Fund - Class A	1,552,269	357,297	1,194,972	1,475,621	720,211	755,410
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	524,599	259,493	265,106	283,392	86,785	196,607
The Growth Fund of America® - Class R-4	5,803,069	2,997,786	2,805,283	8,304,196	1,192,144	7,112,052
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	71,908	21,300	50,608	26,742	10,421	16,321
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	23,849	8,380	15,469	2,068	110	1,958
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	8,813	7,039	1,774	5,131	5	5,126
Equity Income Portfolio	4,681	8,385	(3,704)	3,391	1,156	2,235
Small Company Growth Portfolio	1,766	345	1,421	21	-	21
Wanger Advisors Trust:
Wanger Select	1,454,894	258,150	1,196,744	431,399	67,340	364,059
Wanger U.S. Smaller Companies	868,835	339,418	529,417	634,281	95,326	538,955

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	254,815	151,932	102,883	157,618	74,088	83,530
Washington Mutual Investors FundSM, Inc. - Class R-4	1,884,997	1,042,123	842,874	3,177,809	501,607	2,676,202
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	1,949	19	1,930	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP11	16,111.806	$ 13.06	$ 210,420
	ING MAP PLUS NP12	31.249	13.04	407
	ING MAP PLUS NP15	668.316	12.98	8,675
	ING MAP PLUS NP19	141.715	12.91	1,830
	ING MAP PLUS NP32	941.496	12.67	11,929
	Qualified XII (1.00)	78.797	14.87	1,172
		17,973.379		$ 234,433

	AIM Small Cap Growth Fund - Class A
	Contracts in accumulation period:
	Qualified XII (1.00)	1,335.897	$ 13.01	$ 17,380
		1,335.897		$ 17,380

	AIM Global Health Care Fund - Investor Class
	Contracts in accumulation period:
	ING MAP PLUS NP14	389.519	$ 31.99	$ 12,461
	ING MAP PLUS NP15	1,059.713	31.96	33,868
	ING MAP PLUS NP21	804.104	31.82	25,587
	ING MAP PLUS NP22	79.852	31.80	2,539
	ING MAP PLUS NP23	2.293	31.77	73
	ING MAP PLUS NP26	792.049	31.70	25,108
	ING MAP PLUS NP28	181.660	31.66	5,751
	ING MAP PLUS NP30	263.661	31.61	8,334
		3,572.851		$ 113,721

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	9,352.795	$6.42 to $12.21	$ 64,828
Contracts in accumulation period:
ING Custom Choice 65	7,767.550	12.36	96,007
Qualified VI	1,344,907.092	10.41	14,000,483
Qualified VIII	1,582.620	10.40	16,459
Qualified X (1.15)	20,384.261	10.49	213,831
Qualified X (1.25)	138,735.213	10.41	1,444,234
Qualified XII (0.05)	4,304.364	11.05	47,563
Qualified XII (0.35)	1,791.060	11.16	19,988
Qualified XII (0.50)	23,326.837	11.03	257,295
Qualified XII (0.55)	29,708.336	10.99	326,495
Qualified XII (0.60)	28,794.584	10.94	315,013
Qualified XII (0.65)	9,881.525	10.90	107,709
Qualified XII (0.70)	79,449.431	10.86	862,821
Qualified XII (0.75)	40,655.095	10.82	439,888
Qualified XII (0.80)	123,351.782	10.78	1,329,732
Qualified XII (0.85)	209,088.466	10.73	2,243,519
Qualified XII (0.90)	10,980.155	10.69	117,378
Qualified XII (0.95)	185,632.601	10.65	1,976,987
Qualified XII (1.00)	289,199.861	10.61	3,068,411
Qualified XII (1.05)	63,038.395	10.57	666,316
Qualified XII (1.10)	43,960.623	10.53	462,905
Qualified XII (1.15)	39,917.884	10.49	418,739
Qualified XII (1.20)	43,185.252	10.45	451,286
Qualified XII (1.25)	47,127.855	10.41	490,601
Qualified XII (1.30)	5,146.900	10.37	53,373
Qualified XII (1.35)	9,819.380	10.33	101,434
Qualified XII (1.40)	12,793.931	10.29	131,650
Qualified XII (1.45)	2,504.214	10.25	25,668
Qualified XII (1.50)	1,683.438	10.21	17,188
Qualified XV	12,287.303	10.62	130,491
Qualified XVI	34,535.380	10.21	352,606
Qualified XVII	558.781	10.41	5,817
Qualified XVIII	4,158.873	10.41	43,294
Qualified XXI	21,966.861	10.75	236,144
Qualified XXV	9,888.506	10.74	106,203
Qualified XXVI	12,933.030	10.64	137,607
Qualified XXVII	323,718.135	6.54	2,117,117
Qualified XXXII	2,361.731	12.18	28,766
Qualified XXXVI	6,036.511	12.01	72,498
	3,256,516.611		$ 32,998,344

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	1,301.998	$ 13.28	$ 17,291
Contracts in accumulation period:
ING Custom Choice 65	9,383.484	12.67	118,889
Qualified VI	2,116,658.043	9.96	21,081,914
Qualified VIII	4.083	9.95	41
Qualified X (1.15)	43,719.892	10.03	438,511
Qualified X (1.25)	142,529.391	9.96	1,419,593
Qualified XII (0.05)	13,665.275	10.57	144,442
Qualified XII (0.25)	77,518.714	10.75	833,326
Qualified XII (0.35)	2,151.790	10.67	22,960
Qualified XII (0.50)	19,517.270	10.55	205,907
Qualified XII (0.55)	72,305.550	10.51	759,931
Qualified XII (0.60)	97,804.278	10.47	1,024,011
Qualified XII (0.65)	13,763.294	10.43	143,551
Qualified XII (0.70)	103,954.752	10.39	1,080,090
Qualified XII (0.75)	61,296.167	10.35	634,415
Qualified XII (0.80)	245,794.021	10.31	2,534,136
Qualified XII (0.85)	234,070.249	10.27	2,403,901
Qualified XII (0.90)	10,710.270	10.23	109,566
Qualified XII (0.95)	196,000.908	10.19	1,997,249
Qualified XII (1.00)	590,772.884	10.15	5,996,345
Qualified XII (1.05)	127,347.033	10.11	1,287,479
Qualified XII (1.10)	68,773.557	10.07	692,550
Qualified XII (1.15)	62,589.013	10.03	627,768
Qualified XII (1.20)	61,962.700	9.99	619,007
Qualified XII (1.25)	61,914.080	9.96	616,664
Qualified XII (1.30)	2,377.206	9.92	23,582
Qualified XII (1.35)	10,249.870	9.88	101,269
Qualified XII (1.40)	23,894.428	9.84	235,121
Qualified XII (1.45)	3,703.404	9.80	36,293
Qualified XII (1.50)	3,170.612	9.77	30,977
Qualified XV	6,773.714	10.16	68,821
Qualified XVI	45,448.939	9.77	444,036
Qualified XVII	4,949.243	9.96	49,294
Qualified XVIII	6,295.276	9.96	62,701
Qualified XXI	11,329.200	10.28	116,464
Qualified XXV	20,977.287	10.27	215,437
Qualified XXVI	18,263.843	10.18	185,926
Qualified XXVII	404,384.674	8.01	3,239,121
Qualified XXXII	1,736.998	13.38	23,241
Qualified XXXIII (0.65)	385.774	13.52	5,216
Qualified XXXVI	5,491.939	13.60	74,690
	5,004,941.103		$ 49,721,726

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AllianceBernstein Growth and Income Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP18	2,627.979	$ 12.76	$ 33,533
ING MAP PLUS NP22	498.099	12.68	6,316
ING MAP PLUS NP24	395.344	12.65	5,001
ING MAP PLUS NP26	1,588.158	12.61	20,027
ING MAP PLUS NP30	45.031	12.54	565
	5,154.611		$ 65,442

AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	12,542.395	$ 13.51	$ 169,448
Qualified X (1.25)	28,042.251	13.48	378,010
Qualified XVIII	718.833	13.56	9,747
	41,303.479		$ 557,205

Allianz NFJ Small-Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	4,226.426	$ 15.50	$ 65,510
ING MAP PLUS NP12	30.776	15.48	476
ING MAP PLUS NP14	2,214.045	15.44	34,185
ING MAP PLUS NP18	16,924.412	15.35	259,790
ING MAP PLUS NP19	969.611	15.32	14,854
ING MAP PLUS NP21	6,684.040	15.28	102,132
	31,049.310		$ 476,947

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	6,516.876	$ 12.12	$ 78,985
ING MAP PLUS NP6	4,098.633	12.11	49,634
ING MAP PLUS NP7	2,227.958	12.09	26,936
ING MAP PLUS NP8	7,355.443	12.07	88,780
ING MAP PLUS NP9	33,890.002	12.05	408,375
ING MAP PLUS NP10	21,336.296	12.04	256,889
ING MAP PLUS NP11	4,231.793	12.02	50,866
ING MAP PLUS NP14	52,108.694	11.97	623,741
ING MAP PLUS NP15	20,392.669	11.95	243,692
ING MAP PLUS NP16	176.566	11.93	2,106
ING MAP PLUS NP17	10,486.543	11.92	125,000
ING MAP PLUS NP18	3,400.416	11.90	40,465
ING MAP PLUS NP19	19,860.464	11.88	235,942
ING MAP PLUS NP20	115,359.775	11.86	1,368,167
ING MAP PLUS NP21	29,681.517	11.85	351,726
ING MAP PLUS NP22	55.188	11.83	653
ING MAP PLUS NP23	2,993.767	11.81	35,356
ING MAP PLUS NP24	8,591.609	11.79	101,295
ING MAP PLUS NP26	5,213.849	11.76	61,315
ING MAP PLUS NP27	58,168.733	11.74	682,901
ING MAP PLUS NP28	8,815.708	11.73	103,408
ING MAP PLUS NP29	3,751.453	11.71	43,930
ING MAP PLUS NP30	2,644.604	11.69	30,915
ING MAP PLUS NP32	269.627	11.66	3,144
	421,628.183		$ 5,014,221

American Century Income & Growth Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	17.615	$ 37.17	$ 655
Qualified XII (1.10)	1,554.266	36.93	57,399
Qualified XXVII	493,913.520	12.01	5,931,901
	495,485.401		$ 5,989,955

Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP13	20.819	$ 12.24	$ 255
ING MAP PLUS NP14	11,422.152	12.22	139,579
ING MAP PLUS NP15	18,087.903	12.21	220,853
ING MAP PLUS NP17	3,544.892	12.17	43,141
ING MAP PLUS NP18	887.605	12.15	10,784
ING MAP PLUS NP19	11,952.824	12.14	145,107
ING MAP PLUS NP23	16.300	12.07	197
ING MAP PLUS NP24	3,037.407	12.05	36,601
ING MAP PLUS NP26	437.802	12.01	5,258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Ariel Appreciation Fund (continued)
ING MAP PLUS NP29	4.447	$ 11.96	$ 53
ING MAP PLUS NP30	2,269.749	11.94	27,101
ING MAP PLUS NP32	33.683	11.91	401
	51,715.583		$ 629,330

Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP8	1,156.738	$ 12.91	$ 14,933
ING MAP PLUS NP12	29.516	12.84	379
ING MAP PLUS NP14	7,073.939	12.80	90,546
ING MAP PLUS NP15	7,301.811	12.78	93,317
ING MAP PLUS NP17	1,053.151	12.75	13,428
ING MAP PLUS NP18	4,029.821	12.73	51,300
ING MAP PLUS NP19	3,321.732	12.71	42,219
ING MAP PLUS NP20	2,752.847	12.69	34,934
ING MAP PLUS NP21	6,068.310	12.67	76,885
ING MAP PLUS NP22	3,771.503	12.65	47,710
ING MAP PLUS NP24	1,976.520	12.62	24,944
ING MAP PLUS NP26	2,079.990	12.58	26,166
ING MAP PLUS NP27	9,855.281	12.56	123,782
ING MAP PLUS NP28	738.969	12.54	9,267
ING MAP PLUS NP29	38.213	12.53	479
ING MAP PLUS NP30	745.337	12.51	9,324
	51,993.678		$ 659,613

Baron Asset Fund
Contracts in accumulation period:
ING MAP PLUS NP6	1,673.207	$ 15.58	$ 26,069
ING MAP PLUS NP8	4,060.521	15.54	63,100
ING MAP PLUS NP9	2,553.588	15.52	39,632
ING MAP PLUS NP10	4,251.222	15.49	65,851
ING MAP PLUS NP11	671.938	15.47	10,395
ING MAP PLUS NP13	8,140.135	15.43	125,602
ING MAP PLUS NP14	7,448.446	15.40	114,706
ING MAP PLUS NP15	2,290.748	15.38	35,232
ING MAP PLUS NP16	4.936	15.36	76
ING MAP PLUS NP17	2,978.735	15.34	45,694
ING MAP PLUS NP18	3,638.771	15.31	55,710
ING MAP PLUS NP21	22,520.498	15.25	343,438
ING MAP PLUS NP22	84.200	15.23	1,282
ING MAP PLUS NP23	2,485.505	15.20	37,780
ING MAP PLUS NP26	360.990	15.14	5,465
ING MAP PLUS NP27	1,808.796	15.12	27,349
ING MAP PLUS NP28	36.326	15.09	548
ING MAP PLUS NP30	1,967.082	15.05	29,605
ING MAP PLUS NP31	122.894	15.03	1,847
	67,098.538		$ 1,029,381

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Baron Growth Fund
Contracts in accumulation period:
ING MAP PLUS NP7	2,009.844	$ 14.65	$ 29,444
ING MAP PLUS NP8	8,033.844	14.63	117,535
ING MAP PLUS NP11	3,937.299	14.57	57,366
ING MAP PLUS NP12	120.197	14.55	1,749
ING MAP PLUS NP14	8,148.457	14.50	118,153
ING MAP PLUS NP18	7,906.239	14.42	114,008
ING MAP PLUS NP19	3,992.235	14.40	57,488
ING MAP PLUS NP20	45,554.661	14.38	655,076
ING MAP PLUS NP21	10,579.310	14.36	151,919
ING MAP PLUS NP23	6,298.850	14.32	90,200
ING MAP PLUS NP24	1,977.983	14.29	28,265
ING MAP PLUS NP27	885.172	14.23	12,596
	99,444.091		$ 1,433,799

Calvert Social Balanced Portfolio
Currently payable annuity contracts:	9,328.693	$ 12.36	$ 115,303
Contracts in accumulation period:
ING Custom Choice 62	797.771	12.12	9,669
ING Custom Choice 65	5,410.810	11.75	63,577
Qualified V	395.892	24.64	9,755
Qualified VI	856,504.780	24.46	20,950,107
Qualified VIII	5,213.225	22.20	115,734
Qualified X (1.15)	4,537.000	12.64	57,348
Qualified X (1.25)	67,654.208	12.53	847,707
Qualified XII (0.05)	6,748.288	26.21	176,873
Qualified XII (0.25)	7,566.138	13.87	104,942
Qualified XII (0.35)	679.510	13.75	9,343
Qualified XII (0.40)	97,690.624	19.14	1,869,799
Qualified XII (0.45)	63.767	13.64	870
Qualified XII (0.50)	13,935.847	13.90	193,708
Qualified XII (0.55)	16,083.849	13.52	217,454
Qualified XII (0.60)	8,536.517	13.46	114,902
Qualified XII (0.65)	9,903.807	13.40	132,711
Qualified XII (0.70)	115,155.230	13.35	1,537,322
Qualified XII (0.75)	106,689.357	13.29	1,417,902
Qualified XII (0.80)	121,470.998	13.93	1,692,091
Qualified XII (0.85)	141,957.861	18.50	2,626,220
Qualified XII (0.90)	15,580.098	13.70	213,447
Qualified XII (0.95)	91,515.521	18.30	1,674,734
Qualified XII (1.00)	404,869.580	18.20	7,368,626
Qualified XII (1.05)	41,874.174	18.11	758,341
Qualified XII (1.10)	35,815.220	18.01	645,032
Qualified XII (1.15)	13,333.688	17.91	238,806
Qualified XII (1.20)	16,044.163	17.82	285,907

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Calvert Social Balanced Portfolio (continued)
Qualified XII (1.25)	26,160.462	$ 17.73	$ 463,825
Qualified XII (1.30)	140.869	17.63	2,484
Qualified XII (1.35)	2,481.502	17.54	43,526
Qualified XII (1.40)	14,936.255	17.44	260,488
Qualified XII (1.45)	1,685.074	17.35	29,236
Qualified XII (1.50)	270.101	17.26	4,662
Qualified XV	3,042.620	25.20	76,674
Qualified XVI	32,690.460	23.87	780,321
Qualified XVII	667.935	24.46	16,338
Qualified XVIII	10,904.272	12.53	136,631
Qualified XXI	3,482.231	25.49	88,762
Qualified XXV	4,743.694	25.23	119,683
Qualified XXVI	1.185	24.99	30
Qualified XXVII	486,324.669	32.97	16,034,124
Qualified XXVIII	117,530.411	32.70	3,843,244
Qualified XXXII	497.600	12.23	6,086
Qualified XXXVI	3,679.475	12.60	46,361
	2,924,595.431		$ 65,400,705

Capital One Mid Cap Equity Fund - Class A
Contracts in accumulation period:
Qualified XII (0.70)	73.058	$ 13.51	$ 987
Qualified XII (0.80)	2,987.200	13.48	40,267
Qualified XII (0.85)	4,089.195	13.46	55,041
	7,149.453		$ 96,295

DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	11,423.183	$ 14.64	$ 167,235
	11,423.183		$ 167,235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP6	22,703.860	$ 16.91	$ 383,922
ING MAP PLUS NP8	26,447.031	16.86	445,897
ING MAP PLUS NP9	8,327.296	16.84	140,232
ING MAP PLUS NP10	9,072.248	16.81	152,504
ING MAP PLUS NP11	17,403.104	16.79	292,198
ING MAP PLUS NP12	12,509.250	16.77	209,780
ING MAP PLUS NP13	155.161	16.74	2,597
ING MAP PLUS NP14	35,702.124	16.72	596,940
ING MAP PLUS NP15	37,353.998	16.69	623,438
ING MAP PLUS NP17	11,417.732	16.64	189,991
ING MAP PLUS NP18	512.310	16.62	8,515
ING MAP PLUS NP19	4,275.026	16.60	70,965
ING MAP PLUS NP21	10,394.076	16.55	172,022
ING MAP PLUS NP22	4,075.251	16.52	67,323
ING MAP PLUS NP23	2,319.878	16.50	38,278
ING MAP PLUS NP24	4,534.255	16.48	74,725
ING MAP PLUS NP25	118.562	16.45	1,950
ING MAP PLUS NP26	2,043.246	16.43	33,571
ING MAP PLUS NP27	471.777	16.40	7,737
ING MAP PLUS NP28	5,106.754	16.38	83,649
ING MAP PLUS NP29	7,371.350	16.36	120,595
ING MAP PLUS NP30	2,699.525	16.33	44,083
ING MAP PLUS NP31	67.586	16.31	1,102
ING MAP PLUS NP32	296.401	16.29	4,828
	225,377.801		$ 3,766,842

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,754.666	$ 17.16	$ 47,270
ING Custom Choice 65	7,072.436	14.91	105,450
Qualified V	2,089.454	16.40	34,267
Qualified VI	2,802,670.905	16.47	46,159,990
Qualified XII (0.00)	8.858	17.03	151
Qualified XII (0.15)	136,908.889	16.96	2,321,975
Qualified XII (0.30)	67.810	16.89	1,145
Qualified XII (0.35)	78,803.879	16.87	1,329,421
Qualified XII (0.40)	9,813.160	16.85	165,352
Qualified XII (0.50)	410,203.168	16.80	6,891,413
Qualified XII (0.55)	5,303.207	16.78	88,988
Qualified XII (0.60)	30,646.391	16.76	513,634
Qualified XII (0.65)	11,920.814	16.74	199,554
Qualified XII (0.70)	236,077.039	16.71	3,944,847
Qualified XII (0.75)	100,139.847	16.69	1,671,334
Qualified XII (0.80)	1,224,388.016	16.67	20,410,548

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XII (0.85)	212,150.178	$ 16.65	$ 3,532,300
Qualified XII (0.90)	17,566.782	16.63	292,136
Qualified XII (0.95)	148,502.305	16.60	2,465,138
Qualified XII (1.00)	1,748,284.336	16.58	28,986,554
Qualified XII (1.05)	93,960.757	16.56	1,555,990
Qualified XII (1.10)	37,909.186	16.54	627,018
Qualified XII (1.15)	60,845.662	16.52	1,005,170
Qualified XII (1.20)	8,646.208	16.49	142,576
Qualified XII (1.25)	48,827.666	16.47	804,192
Qualified XII (1.30)	955.174	16.45	15,713
Qualified XII (1.35)	5,898.561	16.43	96,913
Qualified XII (1.40)	8,991.741	16.41	147,554
Qualified XII (1.45)	1,803.173	16.38	29,536
Qualified XII (1.50)	474.308	16.36	7,760
Qualified XV	2,317.376	16.60	38,468
Qualified XVI	46,481.141	16.36	760,431
Qualified XVII	1,423.820	16.58	23,607
Qualified XXI	7,969.842	16.67	132,857
Qualified XXV	5,129.300	16.72	85,762
Qualified XXVI	11,031.310	16.66	183,782
Qualified XXVII	1,126,137.614	14.58	16,419,086
	8,654,174.979		$ 141,237,882

Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP7	544.676	$ 15.47	$ 8,426
ING MAP PLUS NP8	2,886.478	15.45	44,596
ING MAP PLUS NP15	4,687.443	15.30	71,718
ING MAP PLUS NP17	4,640.862	15.25	70,773
ING MAP PLUS NP18	2,643.053	15.23	40,254
ING MAP PLUS NP21	5,443.879	15.16	82,529
ING MAP PLUS NP25	1,128.621	15.08	17,020
ING MAP PLUS NP26	1,115.407	15.05	16,787
ING MAP PLUS NP27	134.941	15.03	2,028
Qualified V	1,089.479	23.55	25,657
Qualified VI	1,041,048.158	23.79	24,766,536
Qualified XII (0.50)	42,075.983	24.96	1,050,217
Qualified XII (0.55)	9,642.727	24.88	239,911
Qualified XII (0.60)	11,137.088	24.80	276,200
Qualified XII (0.65)	2,697.181	24.72	66,674
Qualified XII (0.70)	60,043.991	24.64	1,479,484
Qualified XII (0.75)	20,013.048	24.56	491,520
Qualified XII (0.80)	74,472.029	24.48	1,823,075
Qualified XII (0.85)	69,703.045	24.41	1,701,451
Qualified XII (0.90)	3,868.771	24.33	94,127

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Evergreen Special Values Fund - Class A (continued)
Qualified XII (0.95)	59,348.046	$ 24.25	$ 1,439,190
Qualified XII (1.00)	652,956.860	24.17	15,781,967
Qualified XII (1.05)	45,659.255	24.10	1,100,388
Qualified XII (1.10)	15,412.863	24.02	370,217
Qualified XII (1.15)	47,470.052	23.94	1,136,433
Qualified XII (1.20)	9,912.612	23.87	236,614
Qualified XII (1.25)	30,174.135	23.79	717,843
Qualified XII (1.30)	2,149.652	23.72	50,990
Qualified XII (1.35)	446.561	23.64	10,557
Qualified XII (1.40)	4,717.141	23.56	111,136
Qualified XII (1.45)	870.547	23.49	20,449
Qualified XII (1.50)	27.984	23.41	655
Qualified XVI	16,999.441	23.41	397,957
Qualified XVII	3,490.037	23.79	83,028
Qualified XXVII	2,175,934.973	23.95	52,113,643
	4,424,587.019		$ 105,940,050

Fidelity® Advisor Mid Cap Fund - Class T
Contracts in accumulation period:
ING MAP PLUS NP7	819.320	$ 13.88	$ 11,372
ING MAP PLUS NP10	12,322.247	13.82	170,293
ING MAP PLUS NP11	4,464.980	13.80	61,617
ING MAP PLUS NP14	8,818.001	13.74	121,159
ING MAP PLUS NP15	9,332.410	13.72	128,041
ING MAP PLUS NP19	3,125.647	13.64	42,634
ING MAP PLUS NP21	2,835.936	13.60	38,569
ING MAP PLUS NP22	3,189.423	13.58	43,312
ING MAP PLUS NP23	1,287.219	13.56	17,455
ING MAP PLUS NP27	149.654	13.48	2,017
ING MAP PLUS NP28	3,969.361	13.46	53,428
ING MAP PLUS NP32	325.780	13.38	4,359
	50,639.978		$ 694,256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	332,279.841	$13.42 to $14.66	$ 4,863,757
Contracts in accumulation period:
ING Custom Choice 62	355.755	14.02	4,988
ING Custom Choice 65	50,382.680	13.30	670,090
ING MAP PLUS NP5	8,247.486	13.76	113,485
ING MAP PLUS NP8	11,564.703	13.70	158,436
ING MAP PLUS NP11	951.718	13.64	12,981
ING MAP PLUS NP12	26,550.283	13.62	361,615
ING MAP PLUS NP17	1,792.361	13.52	24,233
ING MAP PLUS NP18	189.322	13.51	2,558
ING MAP PLUS NP21	8,412.923	13.45	113,154
ING MAP PLUS NP22	412.614	13.43	5,541
ING MAP PLUS NP23	123.038	13.41	1,650
ING MAP PLUS NP26	3,662.453	13.35	48,894
ING MAP PLUS NP29	108.859	13.29	1,447
ING MAP PLUS NP30	3,213.131	13.27	42,638
ING MAP PLUS NP32	1,209.945	13.23	16,008
Qualified V	1,590.005	26.02	41,372
Qualified VI	5,182,052.632	26.59	137,790,779
Qualified VIII	6,316.264	26.48	167,255
Qualified X (1.15)	321,620.678	33.70	10,838,617
Qualified X (1.25)	543,429.352	33.28	18,085,329
Qualified XII (0.00)	2.072	16.82	35
Qualified XII (0.05)	116,517.417	28.49	3,319,581
Qualified XII (0.25)	268,626.162	16.47	4,424,273
Qualified XII (0.35)	25,339.435	16.33	413,793
Qualified XII (0.40)	531,262.978	24.76	13,154,071
Qualified XII (0.45)	220.861	16.19	3,576
Qualified XII (0.50)	682,997.001	16.76	11,447,030
Qualified XII (0.55)	233,513.166	16.05	3,747,886
Qualified XII (0.60)	272,073.314	15.98	4,347,732
Qualified XII (0.65)	90,354.967	15.91	1,437,548
Qualified XII (0.70)	477,515.531	15.84	7,563,846
Qualified XII (0.75)	518,775.852	15.77	8,181,095
Qualified XII (0.80)	1,546,502.500	17.13	26,491,588
Qualified XII (0.85)	504,652.767	23.93	12,076,341
Qualified XII (0.90)	71,701.560	16.71	1,198,133
Qualified XII (0.95)	692,976.616	23.68	16,409,686
Qualified XII (1.00)	1,481,555.750	23.56	34,905,453
Qualified XII (1.05)	258,167.450	23.43	6,048,863
Qualified XII (1.10)	137,309.727	23.31	3,200,690
Qualified XII (1.15)	169,167.068	23.18	3,921,293
Qualified XII (1.20)	62,249.641	23.06	1,435,477
Qualified XII (1.25)	152,763.750	22.94	3,504,400
Qualified XII (1.30)	5,874.753	22.82	134,062

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income
Portfolio - Initial Class (continued)
Qualified XII (1.35)	6,562.819	$ 22.70	$ 148,976
Qualified XII (1.40)	35,555.387	22.57	802,485
Qualified XII (1.45)	8,489.836	22.46	190,682
Qualified XII (1.50)	6,428.816	22.34	143,620
Qualified XV	32,939.799	27.40	902,550
Qualified XVI	164,429.036	25.95	4,266,933
Qualified XVII	10,083.082	26.59	268,109
Qualified XVIII	26,556.456	33.28	883,799
Qualified XXI	44,942.737	27.72	1,245,813
Qualified XXV	25,457.484	27.43	698,299
Qualified XXVI	24,857.135	27.18	675,617
Qualified XXVII	2,330,504.210	28.29	65,929,964
Qualified XXVIII	1,333,953.558	28.06	37,430,737
Qualified XXXII	29,566.057	14.35	424,273
Qualified XXXIII (0.65)	131.731	14.69	1,935
Qualified XXXVI	68,536.241	14.77	1,012,280
	18,953,580.765		$ 455,757,351

Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	19,985.245	$ 11.66	$ 233,028
Contracts in accumulation period:
ING Custom Choice 62	3,714.753	11.78	43,760
ING Custom Choice 65	81,099.809	12.05	977,253
ING MAP PLUS NP5	7,616.359	11.05	84,161
ING MAP PLUS NP8	70.432	11.00	775
ING MAP PLUS NP17	1,480.667	10.86	16,080
ING MAP PLUS NP21	3,987.038	10.79	43,020
ING MAP PLUS NP26	69.099	10.72	741
Qualified V	932.397	18.84	17,566
Qualified VI	6,753,787.804	18.95	127,984,279
Qualified VIII	8,185.509	19.17	156,916
Qualified X (1.15)	346,035.791	26.69	9,235,695
Qualified X (1.25)	556,961.344	26.36	14,681,501
Qualified XII (0.05)	22,612.590	20.31	459,262
Qualified XII (0.25)	482,224.774	13.06	6,297,856
Qualified XII (0.35)	46,498.267	12.95	602,153
Qualified XII (0.45)	524.489	12.84	6,734
Qualified XII (0.50)	451,275.041	13.42	6,056,111
Qualified XII (0.55)	314,560.397	12.73	4,004,354
Qualified XII (0.60)	358,553.628	12.67	4,542,874
Qualified XII (0.65)	237,194.056	12.62	2,993,389
Qualified XII (0.70)	544,267.107	12.56	6,835,995
Qualified XII (0.75)	584,248.331	12.51	7,308,947
Qualified XII (0.80)	922,066.867	13.65	12,586,213
Qualified XII (0.85)	829,269.521	17.93	14,868,803

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XII (0.90)	97,268.677	$ 13.20	$ 1,283,947
Qualified XII (0.95)	647,438.933	17.74	11,485,567
Qualified XII (1.00)	2,034,214.741	17.65	35,903,890
Qualified XII (1.05)	367,212.392	17.56	6,448,250
Qualified XII (1.10)	184,023.777	17.46	3,213,055
Qualified XII (1.15)	144,957.860	17.37	2,517,918
Qualified XII (1.20)	94,278.697	17.28	1,629,136
Qualified XII (1.25)	117,620.860	17.19	2,021,903
Qualified XII (1.30)	8,209.368	17.10	140,380
Qualified XII (1.35)	14,253.944	17.01	242,460
Qualified XII (1.40)	33,722.601	16.92	570,586
Qualified XII (1.45)	7,617.338	16.83	128,200
Qualified XII (1.50)	8,550.553	16.74	143,136
Qualified XV	35,402.089	19.53	691,403
Qualified XVI	190,758.228	18.49	3,527,120
Qualified XVII	8,134.754	18.95	154,154
Qualified XVIII	33,406.206	26.36	880,588
Qualified XXI	83,957.778	19.75	1,658,166
Qualified XXV	53,726.893	19.55	1,050,361
Qualified XXVI	39,141.265	19.37	758,166
Qualified XXXII	30,331.737	11.63	352,758
Qualified XXXIII (0.65)	2,957.034	10.60	31,345
Qualified XXXVI	90,967.329	10.65	968,802
	16,905,374.369		$ 295,838,757

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,818.123	$10.56 to $11.11	$ 86,803
Contracts in accumulation period:
Qualified XXVII	571,769.266	10.12	5,786,305
Qualified XXVIII	187,121.912	10.04	1,878,704
	766,709.301		$ 7,751,812

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	5,787.407	$ 14.63	$ 84,670
Qualified V	504.109	20.16	10,163
Qualified VI	1,067,521.892	20.53	21,916,224
Qualified VIII	794.656	20.51	16,298
Qualified X (1.15)	77,872.401	21.42	1,668,027
Qualified X (1.25)	113,292.590	21.15	2,396,138
Qualified XII (0.05)	29,121.046	22.00	640,663
Qualified XII (0.25)	17,125.648	15.39	263,564
Qualified XII (0.35)	14,218.788	15.26	216,979
Qualified XII (0.45)	15.855	15.13	240
Qualified XII (0.50)	56,984.358	16.25	925,996
Qualified XII (0.55)	43,549.351	15.00	653,240
Qualified XII (0.60)	40,984.325	14.93	611,896
Qualified XII (0.65)	29,808.017	14.87	443,245
Qualified XII (0.70)	49,822.778	14.81	737,875
Qualified XII (0.75)	79,607.442	14.74	1,173,414
Qualified XII (0.80)	214,672.612	16.40	3,520,631
Qualified XII (0.85)	94,692.600	20.47	1,938,358
Qualified XII (0.90)	16,029.387	16.29	261,119
Qualified XII (0.95)	131,283.697	20.25	2,658,495
Qualified XII (1.00)	137,899.567	20.15	2,778,676
Qualified XII (1.05)	32,814.938	20.04	657,611
Qualified XII (1.10)	26,422.169	19.93	526,594
Qualified XII (1.15)	27,613.897	19.83	547,584
Qualified XII (1.20)	15,843.330	19.72	312,430
Qualified XII (1.25)	21,542.708	19.62	422,668
Qualified XII (1.30)	8,612.375	19.51	168,027
Qualified XII (1.35)	3,376.532	19.41	65,538
Qualified XII (1.40)	4,128.883	19.31	79,729
Qualified XII (1.45)	111.174	19.21	2,136
Qualified XII (1.50)	1,135.537	19.10	21,689
Qualified XV	8,158.793	21.16	172,640
Qualified XVI	35,066.308	20.03	702,378
Qualified XVII	2,218.378	20.53	45,543
Qualified XVIII	5,674.130	21.15	120,008
Qualified XXI	7,982.792	21.40	170,832
Qualified XXV	6,348.850	21.18	134,469
Qualified XXVI	5,136.092	20.98	107,755
Qualified XXVII	369,267.052	11.47	4,235,493
Qualified XXXII	3,478.415	16.20	56,350
Qualified XXXIII (0.65)	117.062	16.96	1,985
Qualified XXXVI	14,394.972	17.05	245,434
	2,821,032.913		$ 51,712,804

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	815,717.126	$ 19.95	$ 16,273,557
Qualified XXVIII	105,463.321	19.79	2,087,119
	921,180.447		$ 18,360,676

Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	567,062.454	$ 14.97	$ 8,488,925
Contracts in accumulation period:
ING Custom Choice 62	13,315.924	14.57	194,013
ING Custom Choice 65	91,781.856	13.27	1,217,945
ING MAP PLUS NP5	24,692.664	14.77	364,711
ING MAP PLUS NP6	20,565.197	14.75	303,337
ING MAP PLUS NP7	3,894.949	14.73	57,373
ING MAP PLUS NP8	52,624.241	14.70	773,576
ING MAP PLUS NP9	15,008.550	14.68	220,326
ING MAP PLUS NP10	34,071.695	14.66	499,491
ING MAP PLUS NP11	36,898.266	14.64	540,191
ING MAP PLUS NP12	41,012.630	14.62	599,605
ING MAP PLUS NP13	3,353.245	14.60	48,957
ING MAP PLUS NP14	6,947.064	14.58	101,288
ING MAP PLUS NP15	36,984.411	14.56	538,493
ING MAP PLUS NP16	8,780.350	14.53	127,578
ING MAP PLUS NP17	12,660.411	14.51	183,703
ING MAP PLUS NP18	10,057.547	14.49	145,734
ING MAP PLUS NP19	13,254.430	14.47	191,792
ING MAP PLUS NP20	7,565.379	14.45	109,320
ING MAP PLUS NP21	39,269.525	14.43	566,659
ING MAP PLUS NP22	23,560.229	14.41	339,503
ING MAP PLUS NP23	4,233.348	14.39	60,918
ING MAP PLUS NP24	16,054.530	14.37	230,704
ING MAP PLUS NP25	1,784.261	14.35	25,604
ING MAP PLUS NP26	9,787.825	14.32	140,162
ING MAP PLUS NP27	25,693.166	14.30	367,412
ING MAP PLUS NP28	16,812.302	14.28	240,080
ING MAP PLUS NP29	8,351.691	14.26	119,095
ING MAP PLUS NP30	12,840.790	14.24	182,853
ING MAP PLUS NP31	160.127	14.22	2,277
ING MAP PLUS NP32	4,385.580	14.20	62,275
Qualified V	1,536.406	31.37	48,197
Qualified VI	11,199,575.580	31.73	355,362,533
Qualified VIII	6,525.311	31.91	208,223
Qualified X (1.15)	332,495.174	36.06	11,989,776
Qualified X (1.25)	887,780.023	35.65	31,649,358
Qualified XII (0.00)	656,743.764	12.07	7,926,897
Qualified XII (0.05)	222,882.162	34.00	7,577,994

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund®
Portfolio - Initial Class (continued)
Qualified XII (0.15)	205,067.386	$ 20.32	$ 4,166,969
Qualified XII (0.25)	434,646.308	20.14	8,753,777
Qualified XII (0.30)	225.167	20.06	4,517
Qualified XII (0.35)	146,993.202	19.97	2,935,454
Qualified XII (0.40)	774,715.277	30.86	23,907,713
Qualified XII (0.45)	1,599.122	19.80	31,663
Qualified XII (0.50)	1,082,527.334	20.60	22,300,063
Qualified XII (0.55)	510,357.286	19.63	10,018,314
Qualified XII (0.60)	383,018.549	19.55	7,488,013
Qualified XII (0.65)	235,683.181	19.46	4,586,395
Qualified XII (0.70)	994,100.035	19.38	19,265,659
Qualified XII (0.75)	1,035,000.015	19.30	19,975,500
Qualified XII (0.80)	3,361,869.080	21.12	71,002,675
Qualified XII (0.85)	811,346.246	29.83	24,202,459
Qualified XII (0.90)	216,614.962	20.46	4,431,942
Qualified XII (0.95)	3,947,271.638	29.51	116,483,986
Qualified XII (1.00)	3,678,667.868	29.35	107,968,902
Qualified XII (1.05)	396,000.924	29.20	11,563,227
Qualified XII (1.10)	237,295.234	29.04	6,891,054
Qualified XII (1.15)	516,839.995	28.89	14,931,507
Qualified XII (1.20)	73,889.831	28.74	2,123,594
Qualified XII (1.25)	261,881.307	28.58	7,484,568
Qualified XII (1.30)	5,566.240	28.43	158,248
Qualified XII (1.35)	10,022.930	28.28	283,448
Qualified XII (1.40)	52,830.561	28.13	1,486,124
Qualified XII (1.45)	11,204.573	27.98	313,504
Qualified XII (1.50)	12,425.450	27.83	345,800
Qualified XV	48,809.872	32.70	1,596,083
Qualified XVI	254,136.402	30.96	7,868,063
Qualified XVII	27,818.907	31.73	882,694
Qualified XVIII	32,554.922	35.65	1,160,583
Qualified XXI	142,496.844	33.07	4,712,371
Qualified XXV	51,522.116	32.73	1,686,319
Qualified XXVI	35,028.522	32.42	1,135,625
Qualified XXVII	4,854,925.240	36.46	177,010,574
Qualified XXVIII	1,434,090.878	36.17	51,871,067
Qualified XXXII	43,238.354	15.04	650,305
Qualified XXXIII (0.65)	66,268.402	16.98	1,125,237
Qualified XXXVI	119,282.921	17.07	2,036,159
	40,978,836.138		$ 1,176,647,033

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	4,183,211.700	$ 27.98	$ 117,046,263
Qualified XXVIII	425,449.512	27.75	11,806,224
	4,608,661.212		$ 128,852,487

Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	446,100.784	$ 12.22	$ 5,451,352
	446,100.784		$ 5,451,352

Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP8	10,026.475	$ 16.30	$ 163,432
ING MAP PLUS NP12	15,972.397	16.21	258,913
ING MAP PLUS NP13	6,278.868	16.19	101,655
ING MAP PLUS NP14	14,314.690	16.16	231,325
ING MAP PLUS NP15	175.007	16.14	2,825
ING MAP PLUS NP17	174.872	16.09	2,814
ING MAP PLUS NP18	9,819.568	16.07	157,800
ING MAP PLUS NP19	5,333.104	16.05	85,596
ING MAP PLUS NP20	2,896.794	16.02	46,407
ING MAP PLUS NP21	7,777.789	16.00	124,445
ING MAP PLUS NP23	212.818	15.95	3,394
ING MAP PLUS NP24	985.627	15.93	15,701
ING MAP PLUS NP26	1,262.387	15.88	20,047
ING MAP PLUS NP27	13,920.248	15.86	220,775
ING MAP PLUS NP29	112.546	15.81	1,779
ING MAP PLUS NP30	33.500	15.79	529
ING MAP PLUS NP32	26.886	15.75	423
	89,323.576		$ 1,437,860

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	701.302	$ 12.83	$ 8,998
ING MAP PLUS NP11	8,746.000	12.81	112,036
ING MAP PLUS NP12	222.930	12.79	2,851
ING MAP PLUS NP14	349.735	12.76	4,463
ING MAP PLUS NP15	370.807	12.74	4,724
ING MAP PLUS NP17	308.913	12.70	3,923
ING MAP PLUS NP18	2,510.179	12.68	31,829
ING MAP PLUS NP19	17,782.652	12.67	225,306
ING MAP PLUS NP22	1,847.269	12.61	23,294
ING MAP PLUS NP23	1,084.782	12.59	13,657
ING MAP PLUS NP25	120.252	12.56	1,510
ING MAP PLUS NP26	1,915.533	12.54	24,021
ING MAP PLUS NP28	7,927.048	12.50	99,088
ING MAP PLUS NP29	26.692	12.48	333
ING MAP PLUS NP32	7.861	12.43	98
	43,921.955		$ 556,131

Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	72,871.338	$ 16.01	$ 1,166,670
Contracts in accumulation period:
ING Custom Choice 62	174.956	15.36	2,687
ING Custom Choice 65	5,131.513	13.16	67,531
ING MAP PLUS NP6	2,399.309	15.44	37,045
ING MAP PLUS NP9	4.971	15.38	76
ING MAP PLUS NP11	15,278.099	15.33	234,213
ING MAP PLUS NP12	6,842.110	15.31	104,753
ING MAP PLUS NP13	648.402	15.29	9,914
ING MAP PLUS NP15	1,093.150	15.24	16,660
ING MAP PLUS NP16	2,203.976	15.22	33,545
ING MAP PLUS NP17	2,966.067	15.20	45,084
ING MAP PLUS NP18	2,650.239	15.18	40,231
ING MAP PLUS NP20	19,236.853	15.13	291,054
ING MAP PLUS NP23	426.396	15.07	6,426
ING MAP PLUS NP24	2,427.872	15.05	36,539
ING MAP PLUS NP26	102.365	15.00	1,535
ING MAP PLUS NP27	54.063	14.98	810
ING MAP PLUS NP30	1,402.444	14.91	20,910
ING MAP PLUS NP32	454.089	14.87	6,752
Qualified V	212.313	18.10	3,843
Qualified VI	1,444,904.006	18.25	26,369,498
Qualified VIII	105.458	18.25	1,925
Qualified X (1.15)	65,044.446	18.35	1,193,566
Qualified X (1.25)	169,778.514	18.25	3,098,458
Qualified XII (0.15)	4,150.109	19.38	80,429

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities
Fund - Class 2 (continued)
Qualified XII (0.35)	23,711.019	19.17	454,540
Qualified XII (0.50)	155,794.618	19.01	2,961,656
Qualified XII (0.55)	48,455.522	18.96	918,717
Qualified XII (0.60)	94,814.750	18.91	1,792,947
Qualified XII (0.65)	84,755.971	18.86	1,598,498
Qualified XII (0.70)	87,801.011	18.81	1,651,537
Qualified XII (0.75)	38,569.359	18.76	723,561
Qualified XII (0.80)	111,914.639	18.71	2,093,923
Qualified XII (0.85)	191,900.843	18.66	3,580,870
Qualified XII (0.90)	10,084.735	18.60	187,576
Qualified XII (0.95)	92,783.803	18.55	1,721,140
Qualified XII (1.00)	739,498.536	18.50	13,680,723
Qualified XII (1.05)	51,033.915	18.45	941,576
Qualified XII (1.10)	14,897.534	18.40	274,115
Qualified XII (1.15)	53,377.474	18.35	979,477
Qualified XII (1.20)	9,892.015	18.30	181,024
Qualified XII (1.25)	48,594.602	18.25	886,851
Qualified XII (1.30)	543.205	18.20	9,886
Qualified XII (1.35)	5,208.040	18.15	94,526
Qualified XII (1.40)	7,450.305	18.11	134,925
Qualified XII (1.45)	2,474.927	18.06	44,697
Qualified XII (1.50)	642.902	18.01	11,579
Qualified XV	4,327.156	18.55	80,269
Qualified XVI	38,439.754	18.01	692,300
Qualified XVII	6,456.169	18.25	117,825
Qualified XVIII	5,970.392	18.25	108,960
Qualified XXI	27,736.676	18.71	518,953
Qualified XXV	15,346.854	18.76	287,907
Qualified XXVI	22,774.943	18.60	423,614
Qualified XXVII	360,740.351	20.37	7,348,281
Qualified XXVIII	606,512.182	17.43	10,571,507
Qualified XXXII	3,414.759	15.70	53,612
Qualified XXXIII (0.65)	27,856.140	18.95	527,874
	4,814,338.159		$ 88,525,600

ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	46.203	$ 13.56	$ 627
ING MAP PLUS NP14	3,816.114	13.54	51,670
ING MAP PLUS NP15	1,583.859	13.52	21,414
ING MAP PLUS NP22	35.049	13.39	469
ING MAP PLUS NP28	121.953	13.27	1,618
ING MAP PLUS NP30	588.661	13.23	7,788
	6,191.839		$ 83,586

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	8,866.769	$ 19.45	$ 172,459
ING MAP PLUS NP6	4,180.608	19.42	81,187
ING MAP PLUS NP9	528.393	19.34	10,219
ING MAP PLUS NP10	253.622	19.31	4,897
ING MAP PLUS NP11	6,353.856	19.28	122,502
ING MAP PLUS NP12	9,889.651	19.25	190,376
ING MAP PLUS NP13	6,981.770	19.22	134,190
ING MAP PLUS NP14	6,706.046	19.20	128,756
ING MAP PLUS NP15	4,998.414	19.17	95,820
ING MAP PLUS NP17	1,863.865	19.11	35,618
ING MAP PLUS NP18	21,469.704	19.09	409,857
ING MAP PLUS NP19	1,132.962	19.06	21,594
ING MAP PLUS NP20	12,462.630	19.03	237,164
ING MAP PLUS NP21	15,850.775	19.00	301,165
ING MAP PLUS NP22	1,411.920	18.98	26,798
ING MAP PLUS NP23	2,143.532	18.95	40,620
ING MAP PLUS NP24	1,732.113	18.92	32,772
ING MAP PLUS NP25	1,622.906	18.89	30,657
ING MAP PLUS NP26	336.916	18.87	6,358
ING MAP PLUS NP27	13,438.870	18.84	253,188
ING MAP PLUS NP28	34.686	18.81	652
ING MAP PLUS NP29	110.112	18.78	2,068
ING MAP PLUS NP30	1,041.977	18.76	19,547
ING MAP PLUS NP32	752.443	18.70	14,071
	124,164.540		$ 2,372,535

ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	2,268.564	$ 10.87	$ 24,659
ING MAP PLUS NP7	213.283	10.84	2,312
ING MAP PLUS NP9	11,268.247	10.81	121,810
ING MAP PLUS NP11	4,566.455	10.78	49,226
ING MAP PLUS NP12	2,398.362	10.76	25,806
ING MAP PLUS NP14	11,093.281	10.73	119,031
ING MAP PLUS NP15	1,148.363	10.72	12,310
ING MAP PLUS NP17	13,913.611	10.69	148,737

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GNMA Income Fund - Class A (continued)
ING MAP PLUS NP18	4,398.283	10.67	46,930
ING MAP PLUS NP19	2,117.939	10.66	22,577
ING MAP PLUS NP21	781.707	10.63	8,310
ING MAP PLUS NP22	824.224	10.61	8,745
ING MAP PLUS NP24	1,433.919	10.58	15,171
ING MAP PLUS NP26	1,987.602	10.55	20,969
ING MAP PLUS NP27	17,001.234	10.53	179,023
ING MAP PLUS NP29	8,204.298	10.50	86,145
ING MAP PLUS NP30	3,355.119	10.49	35,195
ING MAP PLUS NP32	1,104.163	10.46	11,550
Qualified XII (1.00)	3,304.249	10.44	34,496
	91,382.903		$ 973,002

ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	17,548.835	$ 10.95	$ 192,160
ING MAP PLUS NP6	9,836.100	10.94	107,607
ING MAP PLUS NP8	4,542.869	10.91	49,563
ING MAP PLUS NP10	28,100.821	10.87	305,456
ING MAP PLUS NP14	1,364.679	10.81	14,752
ING MAP PLUS NP15	17,519.284	10.80	189,208
ING MAP PLUS NP17	10,090.985	10.76	108,579
ING MAP PLUS NP18	17,702.086	10.75	190,297
ING MAP PLUS NP19	18,115.875	10.73	194,383
ING MAP PLUS NP20	3,459.002	10.72	37,081
ING MAP PLUS NP21	8,902.221	10.70	95,254
ING MAP PLUS NP22	967.023	10.69	10,337
ING MAP PLUS NP23	5,244.912	10.67	55,963
ING MAP PLUS NP24	2,753.326	10.66	29,350
ING MAP PLUS NP25	5.833	10.64	62
ING MAP PLUS NP28	4,215.822	10.59	44,646
ING MAP PLUS NP29	316.730	10.58	3,351
ING MAP PLUS NP30	60.480	10.56	639
ING MAP PLUS NP31	138.735	10.55	1,464
ING MAP PLUS NP32	279.812	10.53	2,946
	151,165.430		$ 1,633,098

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	263,223.410	$ 11.05	$ 2,908,619
	263,223.410		$ 2,908,619

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
ING Custom Choice 65	5,696.641	$ 11.02	$ 62,777
Qualified VI	361,368.024	11.25	4,065,390
Qualified X (1.15)	29,468.807	11.26	331,819
Qualified X (1.25)	60,646.692	11.25	682,275
Qualified XII (0.25)	19,367.468	11.91	230,667
Qualified XII (0.50)	43,149.171	11.78	508,297
Qualified XII (0.80)	5,128.160	11.61	59,538
Qualified XII (0.85)	80.331	11.59	931
Qualified XII (0.95)	9,359.332	11.53	107,913
Qualified XII (1.00)	10,943.106	11.51	125,955
Qualified XII (1.05)	54,664.161	11.48	627,545
Qualified XII (1.10)	11,325.543	11.45	129,677
Qualified XII (1.15)	199.045	11.43	2,275
Qualified XII (1.20)	6,145.292	11.40	70,056
Qualified XII (1.25)	104,847.847	11.37	1,192,120
Qualified XII (1.35)	1,328.407	11.32	15,038
Qualified XII (1.40)	35,159.353	11.29	396,949
Qualified XII (1.45)	1,365.508	11.27	15,389
Qualified XVI	6,616.878	11.12	73,580
Qualified XVIII	8,122.655	11.26	91,461
Qualified XXI	174.271	11.49	2,002
Qualified XXV	439.844	11.59	5,098
Qualified XXVII	120,762.373	11.38	1,374,276
Qualified XXXII	1,375.266	10.74	14,770
Qualified XXXVI	5,820.114	11.71	68,154
	903,554.289		$ 10,253,952

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	142,606.481	$ 12.53	$ 1,786,859
Qualified XII (0.50)	6,894.956	12.69	87,497
Qualified XII (0.55)	174.524	12.68	2,213
Qualified XII (0.60)	12,319.200	12.67	156,084
Qualified XII (0.65)	233.681	12.66	2,958
Qualified XII (0.70)	5,773.009	12.65	73,029
Qualified XII (0.75)	4,594.134	12.64	58,070
Qualified XII (0.80)	2,200.102	12.63	27,787

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class (continued)
Qualified XII (0.85)	21,592.810	12.62	272,501
Qualified XII (0.90)	1,159.818	12.61	14,625
Qualified XII (0.95)	3,556.684	12.60	44,814
Qualified XII (1.00)	36,117.742	12.58	454,361
Qualified XII (1.05)	783.381	12.57	9,847
Qualified XII (1.10)	3,075.201	12.56	38,625
Qualified XII (1.15)	5,452.774	12.55	68,432
Qualified XII (1.20)	689.971	12.54	8,652
Qualified XII (1.25)	3,018.196	12.53	37,818
Qualified XII (1.35)	8.710	12.51	109
Qualified XII (1.40)	269.993	12.50	3,375
Qualified XII (1.45)	10.837	12.49	135
Qualified XII (1.50)	571.267	12.48	7,129
Qualified XVI	3,653.280	12.48	45,593
Qualified XVII	4,245.945	12.53	53,202
Qualified XXI	1,587.567	12.63	20,051
Qualified XXV	482.144	12.64	6,094
Qualified XXVI	463.471	12.61	5,844
	261,535.878		$ 3,285,704

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	1.951	$ 11.40	$ 22
	1.951		$ 22

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	335.077	$ 12.60	$ 4,222
ING Custom Choice 65	748.829	12.83	9,607
ING MAP PLUS NP11	2,581.589	12.74	32,889
ING MAP PLUS NP12	9,985.890	12.73	127,120
ING MAP PLUS NP13	501.457	12.72	6,379
ING MAP PLUS NP15	182.204	12.70	2,314
ING MAP PLUS NP17	905.683	12.68	11,484
Qualified VI	163,855.073	12.60	2,064,574
Qualified XII (0.00)	7.101	12.87	91
Qualified XII (0.50)	7,873.778	12.76	100,469
Qualified XII (0.55)	2,021.395	12.75	25,773
Qualified XII (0.60)	9,428.160	12.74	120,115
Qualified XII (0.65)	428.650	12.73	5,457
Qualified XII (0.70)	22,179.243	12.72	282,120
Qualified XII (0.75)	5,435.533	12.71	69,086
Qualified XII (0.80)	13,845.210	12.70	175,834
Qualified XII (0.85)	9,702.782	12.69	123,128
Qualified XII (0.90)	2,610.759	12.68	33,104
Qualified XII (0.95)	12,324.341	12.67	156,149
Qualified XII (1.00)	62,966.472	12.66	797,156
Qualified XII (1.05)	3,510.938	12.65	44,413
Qualified XII (1.10)	2,067.153	12.64	26,129
Qualified XII (1.15)	4,093.238	12.63	51,698
Qualified XII (1.20)	1,393.374	12.61	17,570
Qualified XII (1.25)	5,597.025	12.60	70,523
Qualified XII (1.30)	83.751	12.59	1,054
Qualified XII (1.35)	144.421	12.58	1,817
Qualified XII (1.40)	505.134	12.57	6,350
Qualified XII (1.45)	1.009	12.56	13
Qualified XV	321.620	12.67	4,075
Qualified XVI	2,893.326	12.55	36,311
Qualified XXI	1,817.398	12.70	23,081
Qualified XXV	381.748	12.71	4,852
Qualified XXVI	383.297	12.68	4,860
	351,112.658		$ 4,439,817

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	136.431	$ 13.31	$ 1,816
ING MAP PLUS NP6	19,722.191	13.27	261,713
ING MAP PLUS NP8	9,268.114	13.24	122,710
ING MAP PLUS NP11	4,824.650	13.21	63,734
ING MAP PLUS NP13	10,041.372	13.19	132,446
ING MAP PLUS NP15	5,471.353	13.17	72,058
ING MAP PLUS NP17	1,976.816	13.14	25,975
ING MAP PLUS NP18	1,646.938	13.13	21,624
ING MAP PLUS NP22	2,397.752	13.09	31,387
ING MAP PLUS NP24	7,418.744	13.07	96,963
ING MAP PLUS NP25	162.964	13.06	2,128
ING MAP PLUS NP30	2,051.847	13.00	26,674
Qualified VI	571,175.572	13.07	7,465,265
Qualified XII (0.40)	144.067	13.25	1,909
Qualified XII (0.50)	47,840.346	13.23	632,928
Qualified XII (0.55)	235.877	13.22	3,118
Qualified XII (0.60)	5,701.383	13.21	75,315
Qualified XII (0.65)	949.815	13.20	12,538
Qualified XII (0.70)	12,522.122	13.19	165,167
Qualified XII (0.75)	4,122.989	13.18	54,341
Qualified XII (0.80)	19,565.841	13.17	257,682
Qualified XII (0.85)	33,125.805	13.15	435,604
Qualified XII (0.90)	1,196.371	13.14	15,720
Qualified XII (0.95)	26,450.058	13.13	347,289
Qualified XII (1.00)	255,629.758	13.12	3,353,862
Qualified XII (1.05)	9,776.867	13.11	128,175
Qualified XII (1.10)	8,094.549	13.10	106,039
Qualified XII (1.15)	20,811.892	13.09	272,428
Qualified XII (1.20)	135.824	13.08	1,777
Qualified XII (1.25)	10,388.902	13.07	135,783
Qualified XII (1.30)	521.505	13.06	6,811
Qualified XII (1.35)	1,658.521	13.05	21,644
Qualified XII (1.40)	344.886	13.03	4,494
Qualified XV	350.149	13.13	4,597
Qualified XVI	13,842.916	13.01	180,096
Qualified XXI	3,387.259	13.17	44,610
Qualified XXVI	1,427.429	13.14	18,756
	1,114,519.875		$ 14,605,176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Large Cap Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified VI	12,165.285	$ 9.87	$ 120,071
Qualified X (1.25)	171.669	9.87	1,694
Qualified XII (0.50)	662.221	9.92	6,569
Qualified XII (0.75)	0.845	9.90	8
Qualified XII (0.95)	396.354	9.89	3,920
Qualified XII (1.00)	2.301	9.89	23
Qualified XII (1.05)	0.627	9.88	6
Qualified XII (1.10)	798.682	9.88	7,891
Qualified XVI	31.670	9.85	312
Qualified XXVII	2,171.985	9.93	21,568
	16,401.639		$ 162,062

ING JPMorgan Emerging Markets Equity
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,890.606	$ 14.67	$ 57,075
	3,890.606		$ 57,075

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	979,896.866	$ 15.35	$ 15,041,417
Qualified XXVIII	920,631.296	15.35	14,131,690
	1,900,528.162		$ 29,173,107

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,186.930	$ 18.30	$ 21,721
ING MAP PLUS NP26	673.486	11.43	7,698
Qualified VI	667,561.042	17.98	12,002,748
Qualified VIII	194.391	17.97	3,493
Qualified XII (0.50)	6,592.027	18.20	119,975
Qualified XII (0.55)	4,757.085	18.19	86,531
Qualified XII (0.60)	20,736.945	18.17	376,790
Qualified XII (0.65)	1,027.933	18.16	18,667
Qualified XII (0.70)	17,893.224	18.14	324,583
Qualified XII (0.75)	11,402.010	18.13	206,718
Qualified XII (0.80)	60,707.016	18.11	1,099,404
Qualified XII (0.85)	55,276.294	18.10	1,000,501
Qualified XII (0.90)	7,002.791	18.08	126,610
Qualified XII (0.95)	29,475.407	18.07	532,621
Qualified XII (1.00)	195,944.843	18.05	3,536,804
Qualified XII (1.05)	10,504.754	18.04	189,506

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class (continued)
Qualified XII (1.10)	9,723.192	$ 18.02	$ 175,212
Qualified XII (1.15)	21,219.212	18.01	382,158
Qualified XII (1.20)	2,323.090	17.99	41,792
Qualified XII (1.25)	15,244.266	17.98	274,092
Qualified XII (1.30)	16.297	17.96	293
Qualified XII (1.35)	1,019.435	17.95	18,299
Qualified XII (1.40)	3,485.927	17.93	62,503
Qualified XII (1.45)	195.920	17.92	3,511
Qualified XII (1.50)	350.530	17.90	6,274
Qualified XV	3,527.722	18.07	63,746
Qualified XVI	20,050.843	17.90	358,910
Qualified XVII	745.066	17.98	13,396
Qualified XXI	12,050.390	18.11	218,233
Qualified XXV	10,040.494	18.13	182,034
Qualified XXVI	8,663.845	18.08	156,642
	1,199,592.407		$ 21,611,465

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	675.643	$ 13.25	$ 8,952
Qualified VI	64,572.286	13.01	840,085
Qualified XII (0.50)	7,333.397	13.17	96,581
Qualified XII (0.55)	179.268	13.16	2,359
Qualified XII (0.60)	3,460.551	13.15	45,506
Qualified XII (0.65)	176.557	13.14	2,320
Qualified XII (0.70)	1,452.379	13.13	19,070
Qualified XII (0.75)	2,574.355	13.12	33,776
Qualified XII (0.80)	8,516.718	13.11	111,654
Qualified XII (0.85)	6,724.197	13.10	88,087
Qualified XII (0.90)	334.040	13.09	4,373
Qualified XII (0.95)	3,640.206	13.08	47,614
Qualified XII (1.00)	17,725.814	13.06	231,499
Qualified XII (1.05)	1,317.884	13.05	17,198
Qualified XII (1.10)	2,373.392	13.04	30,949
Qualified XII (1.15)	1,527.450	13.03	19,903
Qualified XII (1.20)	47.472	13.02	618
Qualified XII (1.25)	900.934	13.01	11,721
Qualified XII (1.35)	19.701	12.99	256
Qualified XII (1.40)	152.713	12.98	1,982
Qualified XVI	995.157	12.96	12,897
Qualified XXI	958.700	13.11	12,569
Qualified XXV	118.310	13.12	1,552
Qualified XXVI	132.539	13.09	1,735
	125,909.663		$ 1,643,256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified X (1.15)	119.282	$ 11.30	$ 1,348
Qualified X (1.25)	2,151.273	11.29	24,288
	2,270.555		$ 25,636

ING JPMorgan Value Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	26,843.943	$ 11.26	$ 302,263
Qualified XII (0.50)	24,185.377	11.32	273,778
Qualified XII (0.60)	194.237	11.31	2,197
Qualified XII (0.65)	372.092	11.31	4,208
Qualified XII (0.70)	178.872	11.31	2,023
Qualified XII (0.75)	711.396	11.30	8,039
Qualified XII (0.80)	980.519	11.30	11,080
Qualified XII (0.85)	424.329	11.29	4,791
Qualified XII (0.90)	942.097	11.29	10,636
Qualified XII (0.95)	2,523.242	11.29	28,487
Qualified XII (1.00)	2,753.596	11.28	31,061
Qualified XII (1.05)	1,136.957	11.28	12,825
Qualified XII (1.10)	1,195.573	11.28	13,486
Qualified XII (1.15)	1,046.020	11.27	11,789
Qualified XII (1.20)	21.635	11.27	244
Qualified XII (1.25)	1,170.581	11.26	13,181
Qualified XV	9.647	11.29	109
Qualified XVI	7,895.571	11.24	88,746
Qualified XXI	3.988	11.30	45
Qualified XXV	353.638	11.30	3,996
Qualified XXVI	79.678	11.29	900
	73,022.988		$ 823,884

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,272.350	$ 17.79	$ 22,635
ING Custom Choice 65	906.657	15.30	13,872
Qualified VI	890,412.641	16.98	15,119,207
Qualified X (1.15)	18,512.395	17.67	327,114
Qualified X (1.25)	70,954.423	17.63	1,250,926
Qualified XII (0.00)	2.663	17.56	47
Qualified XII (0.30)	68.901	17.42	1,200
Qualified XII (0.50)	29,038.571	17.32	502,948
Qualified XII (0.55)	14,691.440	17.30	254,162
Qualified XII (0.60)	22,196.685	17.28	383,559
Qualified XII (0.65)	2,111.735	17.25	36,427
Qualified XII (0.70)	36,830.608	17.23	634,591
Qualified XII (0.75)	8,062.985	17.21	138,764
Qualified XII (0.80)	64,604.785	17.19	1,110,556
Qualified XII (0.85)	37,385.822	17.16	641,541
Qualified XII (0.90)	2,669.277	17.14	45,751
Qualified XII (0.95)	29,032.210	17.12	497,031
Qualified XII (1.00)	419,853.419	17.09	7,175,295
Qualified XII (1.05)	13,827.447	17.07	236,035
Qualified XII (1.10)	5,832.591	17.05	99,446
Qualified XII (1.15)	17,080.146	17.03	290,875
Qualified XII (1.20)	4,468.119	17.00	75,958
Qualified XII (1.25)	22,729.088	16.98	385,940
Qualified XII (1.30)	5.943	16.96	101
Qualified XII (1.35)	943.304	16.93	15,970
Qualified XII (1.40)	1,455.096	16.91	24,606
Qualified XII (1.45)	3,967.483	16.89	67,011
Qualified XII (1.50)	538.773	16.87	9,089
Qualified XV	1,336.716	17.12	22,885
Qualified XVI	13,629.146	16.87	229,924
Qualified XVII	4,616.804	17.09	78,901
Qualified XVIII	12,345.990	17.73	218,894
Qualified XXI	2,359.616	17.19	40,562
Qualified XXV	6,957.924	17.23	119,885
Qualified XXVI	245.792	17.18	4,223
Qualified XXXII	5,248.812	17.63	92,537
	1,766,196.357		$ 30,168,468

ING Legg Mason Partners All Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	3,114.127	$ 11.35	$ 35,345
	3,114.127		$ 35,345

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	2,889.058	$ 12.30	$ 35,535
ING MAP PLUS NP13	9,403.256	12.19	114,626
ING MAP PLUS NP15	111.544	12.17	1,357
ING MAP PLUS NP18	2.099	12.14	25
ING MAP PLUS NP19	13.132	12.13	159
ING MAP PLUS NP23	230.701	12.09	2,789
ING MAP PLUS NP30	890.926	12.02	10,709
Qualified VI	158,654.898	12.08	1,916,551
Qualified XII (0.30)	20.581	12.27	253
Qualified XII (0.50)	6,809.195	12.23	83,276
Qualified XII (0.60)	815.929	12.21	9,962
Qualified XII (0.65)	9,846.575	12.20	120,128
Qualified XII (0.70)	4,537.443	12.19	55,311
Qualified XII (0.75)	29.431	12.18	358
Qualified XII (0.85)	6,530.306	12.16	79,409
Qualified XII (0.90)	8,288.360	12.15	100,704
Qualified XII (0.95)	7,619.998	12.14	92,507
Qualified XII (1.00)	38,634.936	12.13	468,642
Qualified XII (1.05)	6,014.224	12.12	72,892
Qualified XII (1.10)	2,665.483	12.11	32,279
Qualified XII (1.15)	6,478.504	12.10	78,390
Qualified XII (1.20)	769.148	12.09	9,299
Qualified XII (1.25)	2,829.517	12.08	34,181
Qualified XII (1.30)	15.680	12.07	189
Qualified XII (1.40)	2,730.829	12.05	32,906
Qualified XII (1.45)	104.836	12.04	1,262
Qualified XII (1.50)	563.855	12.03	6,783
Qualified XVI	2,594.310	12.03	31,210
Qualified XXI	1,955.624	12.17	23,800
	282,050.378		$ 3,415,492

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Institutional Class
Currently payable annuity contracts:	2,354.159	$ 10.81	$ 25,448
Contracts in accumulation period:
Qualified VI	50,763.440	10.79	547,738
Qualified X (1.25)	2,037.026	10.79	21,980
Qualified XII (0.50)	74.499	10.85	808
Qualified XII (0.60)	1,527.881	10.84	16,562
Qualified XII (0.65)	20.331	10.84	220
Qualified XII (0.70)	4,226.657	10.83	45,775
Qualified XII (0.80)	16,139.222	10.83	174,788
Qualified XII (0.85)	134.618	10.82	1,457
Qualified XII (0.90)	9.481	10.82	103
Qualified XII (0.95)	1,000.657	10.81	10,817
Qualified XII (1.00)	8,144.305	10.81	88,040
Qualified XII (1.10)	1,230.876	10.80	13,293
Qualified XII (1.15)	717.208	10.80	7,746
Qualified XII (1.20)	1.994	10.80	22
Qualified XII (1.25)	3,100.032	10.79	33,449
Qualified XII (1.40)	376.534	10.78	4,059
Qualified XVI	28.712	10.77	309
Qualified XXV	6,821.197	10.83	73,874
Qualified XXVI	150.004	10.82	1,623
	98,858.833		$ 1,068,111

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,363.366	$ 12.01	$ 16,374
ING MAP PLUS NP13	13,650.901	11.91	162,582
ING MAP PLUS NP15	78.881	11.89	938
ING MAP PLUS NP21	664.959	11.83	7,866
Qualified VI	104,134.195	11.80	1,228,784
Qualified X (1.15)	3,160.752	10.11	31,955
Qualified X (1.25)	1,241.280	10.11	12,549
Qualified XII (0.00)	1.923	12.05	23
Qualified XII (0.50)	6,724.844	11.95	80,362
Qualified XII (0.55)	2,599.209	11.94	31,035
Qualified XII (0.60)	5,180.618	11.93	61,805
Qualified XII (0.65)	1,932.030	11.92	23,030
Qualified XII (0.70)	2,338.018	11.91	27,846
Qualified XII (0.75)	3,339.414	11.90	39,739
Qualified XII (0.80)	21,069.349	11.89	250,515
Qualified XII (0.85)	2,487.150	11.88	29,547
Qualified XII (0.90)	94.990	11.87	1,128

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service Class (continued)
Qualified XII (0.95)	2,521.094	11.86	29,900
Qualified XII (1.00)	45,579.452	11.85	540,117
Qualified XII (1.05)	23.196	11.84	275
Qualified XII (1.10)	1,131.364	11.83	13,384
Qualified XII (1.15)	4,117.198	11.82	48,665
Qualified XII (1.20)	141.566	11.81	1,672
Qualified XII (1.25)	3,000.148	11.80	35,402
Qualified XII (1.30)	131.870	11.79	1,555
Qualified XII (1.35)	447.868	11.78	5,276
Qualified XII (1.40)	15.230	11.77	179
Qualified XII (1.45)	195.654	11.76	2,301
Qualified XV	619.618	11.86	7,349
Qualified XVI	83.991	11.75	987
Qualified XXI	4,084.671	11.89	48,567
Qualified XXVI	161.922	11.87	1,922
Qualified XXXII	325.020	10.11	3,286
	232,641.741		$ 2,746,915

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	25.710	$ 15.22	$ 391
ING Custom Choice 65	1,703.284	15.50	26,401
ING MAP PLUS NP18	119.003	15.30	1,821
ING MAP PLUS NP25	224.119	15.21	3,409
Qualified VI	212,074.890	15.22	3,227,780
Qualified XII (0.50)	27,545.968	15.42	424,759
Qualified XII (0.55)	1,607.523	15.40	24,756
Qualified XII (0.60)	4,043.648	15.39	62,232
Qualified XII (0.65)	368.151	15.38	5,662
Qualified XII (0.70)	6,034.232	15.37	92,746
Qualified XII (0.75)	1,499.683	15.35	23,020
Qualified XII (0.80)	70,327.336	15.34	1,078,821
Qualified XII (0.85)	18,762.975	15.33	287,636
Qualified XII (0.90)	448.312	15.31	6,864
Qualified XII (0.95)	10,929.184	15.30	167,217
Qualified XII (1.00)	81,655.903	15.29	1,248,519
Qualified XII (1.05)	4,782.521	15.28	73,077
Qualified XII (1.10)	5,301.279	15.26	80,898
Qualified XII (1.15)	2,888.930	15.25	44,056
Qualified XII (1.20)	1,310.078	15.24	19,966
Qualified XII (1.25)	2,815.832	15.22	42,857
Qualified XII (1.35)	73.832	15.20	1,122
Qualified XII (1.40)	3.897	15.19	59
Qualified XV	447.357	15.30	6,845

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities
Portfolio - Service Class (continued)
Qualified XVI	12,058.631	$ 15.16	$ 182,809
Qualified XXI	5,256.630	15.34	80,637
Qualified XXV	765.975	15.35	11,758
Qualified XXVI	5,245.794	15.31	80,313
	478,320.677		$ 7,306,431

ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,968.950	$ 11.30	$ 44,849
	3,968.950		$ 44,849

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	13,849.877	$ 10.78	$ 149,302
Qualified XXVIII	11,089.811	10.78	119,548
	24,939.688		$ 268,850

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,640.377	$ 12.53	$ 20,554
ING Custom Choice 65	3,594.262	11.69	42,017
ING MAP PLUS NP5	84.109	12.47	1,049
ING MAP PLUS NP12	2,430.690	12.34	29,995
ING MAP PLUS NP13	5,699.491	12.33	70,275
ING MAP PLUS NP14	32,544.153	12.31	400,619
ING MAP PLUS NP17	195.735	12.26	2,400
ING MAP PLUS NP19	1.628	12.22	20
ING MAP PLUS NP20	21,492.448	12.20	262,208
ING MAP PLUS NP26	16.375	12.10	198
ING MAP PLUS NP32	1,012.506	11.99	12,140
Qualified V	230.313	13.84	3,188
Qualified VI	1,203,758.069	14.50	17,454,492
Qualified X (1.15)	6,004.530	12.37	74,276
Qualified X (1.25)	69,296.571	12.34	855,120
Qualified XII (0.40)	1,731.023	15.23	26,363
Qualified XII (0.50)	95,123.718	15.16	1,442,076
Qualified XII (0.55)	5,364.886	15.15	81,278
Qualified XII (0.60)	15,954.792	15.12	241,236
Qualified XII (0.65)	10,909.317	15.10	164,731
Qualified XII (0.70)	36,419.518	15.07	548,842
Qualified XII (0.75)	12,869.469	15.04	193,557
Qualified XII (0.80)	122,325.743	14.99	1,833,663
Qualified XII (0.85)	74,083.618	14.95	1,107,550
Qualified XII (0.90)	15,600.754	14.94	233,075
Qualified XII (0.95)	110,953.083	14.89	1,652,091

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class (continued)
Qualified XII (1.00)	383,790.082	$ 14.87	$ 5,706,959
Qualified XII (1.05)	21,234.699	14.84	315,123
Qualified XII (1.10)	59,559.951	14.82	882,678
Qualified XII (1.15)	30,811.834	14.79	455,707
Qualified XII (1.20)	15,388.504	14.76	227,134
Qualified XII (1.25)	73,279.581	14.74	1,080,141
Qualified XII (1.30)	4,659.283	14.71	68,538
Qualified XII (1.35)	2,805.536	14.69	41,213
Qualified XII (1.40)	3,847.057	14.66	56,398
Qualified XII (1.45)	1,282.865	14.64	18,781
Qualified XII (1.50)	262.845	14.61	3,840
Qualified XVI	28,083.914	14.37	403,566
Qualified XVII	9,397.864	13.92	130,818
Qualified XXI	4,235.361	14.15	59,930
Qualified XXV	441.273	14.17	6,253
Qualified XXVI	22,910.887	14.10	323,044
Qualified XXXII	2,234.796	12.34	27,577
Qualified XXXVI	9.132	14.31	131
	2,513,572.642		$ 36,560,844

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	498.988	$ 14.74	$ 7,355
ING Custom Choice 65	2,188.986	15.01	32,857
Qualified V	287.850	14.70	4,231
Qualified VI	506,370.783	14.74	7,463,905
Qualified XII (0.40)	101.111	14.95	1,512
Qualified XII (0.50)	16,460.615	14.92	245,592
Qualified XII (0.55)	205.215	14.91	3,060
Qualified XII (0.60)	13,220.574	14.90	196,987
Qualified XII (0.65)	431.300	14.89	6,422
Qualified XII (0.70)	20,126.649	14.87	299,283
Qualified XII (0.75)	7,192.231	14.86	106,877
Qualified XII (0.80)	57,317.708	14.85	851,168
Qualified XII (0.85)	25,174.127	14.84	373,584
Qualified XII (0.90)	3,431.911	14.83	50,895
Qualified XII (0.95)	20,425.874	14.81	302,507
Qualified XII (1.00)	139,896.080	14.80	2,070,462
Qualified XII (1.05)	7,133.848	14.79	105,510
Qualified XII (1.10)	1,840.470	14.78	27,202
Qualified XII (1.15)	15,471.450	14.76	228,359
Qualified XII (1.20)	1,788.192	14.75	26,376
Qualified XII (1.25)	10,348.513	14.74	152,537
Qualified XII (1.35)	590.047	14.71	8,680
Qualified XII (1.40)	506.452	14.70	7,445
Qualified XII (1.45)	105.410	14.69	1,548
Qualified XII (1.50)	325.230	14.68	4,774
Qualified XV	269.115	14.81	3,986
Qualified XVI	8,247.453	14.68	121,073
Qualified XVII	1,381.214	14.74	20,359
Qualified XXI	7,565.747	14.85	112,351
Qualified XXV	8,894.444	14.86	132,171
Qualified XXVI	3,652.260	14.83	54,163
	881,449.847		$ 13,023,231

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
ING MAP PLUS NP22	544.847	$ 10.76	$ 5,863
ING MAP PLUS NP29	74.626	10.73	801
Qualified VI	32,525.056	12.46	405,262
Qualified XII (0.50)	4,137.865	12.62	52,220
Qualified XII (0.60)	1,704.494	12.60	21,477
Qualified XII (0.65)	609.376	12.59	7,672
Qualified XII (0.70)	1,964.010	12.58	24,707
Qualified XII (0.75)	985.326	12.57	12,386
Qualified XII (0.80)	1,028.721	12.56	12,921
Qualified XII (0.85)	2,254.994	12.55	28,300
Qualified XII (0.90)	331.781	12.53	4,157
Qualified XII (0.95)	1,360.632	12.52	17,035
Qualified XII (1.00)	5,439.699	12.51	68,051
Qualified XII (1.05)	947.446	12.50	11,843
Qualified XII (1.10)	3,934.319	12.49	49,140
Qualified XII (1.15)	37.476	12.48	468
Qualified XII (1.20)	1,277.373	12.47	15,929
Qualified XII (1.25)	2,010.863	12.46	25,055
Qualified XII (1.30)	22.486	12.45	280
Qualified XII (1.40)	43.045	12.43	535
Qualified XII (1.45)	24.907	12.42	309
Qualified XII (1.50)	688.067	12.41	8,539
Qualified XVI	4,165.366	12.41	51,692
Qualified XXVI	0.652	12.53	8
	66,113.427		$ 824,650

ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	18,758.364	$ 10.58	$ 198,463
Qualified XXVIII	4,583.561	10.58	48,494
	23,341.925		$ 246,957

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	109.566	$ 11.28	$ 1,236
ING Custom Choice 65	1,627.643	11.48	18,685
ING MAP PLUS NP11	1,708.300	10.61	18,125
ING MAP PLUS NP26	570.309	10.56	6,022
Qualified VI	202,022.343	11.28	2,278,812
Qualified XII (0.00)	16.325	11.52	188
Qualified XII (0.50)	17,762.694	11.42	202,850
Qualified XII (0.55)	398.436	11.41	4,546
Qualified XII (0.60)	4,769.351	11.40	54,371
Qualified XII (0.65)	2,123.971	11.39	24,192
Qualified XII (0.70)	15,287.539	11.38	173,972
Qualified XII (0.75)	2,229.586	11.37	25,350
Qualified XII (0.80)	29,325.028	11.36	333,132
Qualified XII (0.85)	32,047.255	11.35	363,736
Qualified XII (0.90)	1,758.100	11.34	19,937
Qualified XII (0.95)	13,165.220	11.33	149,162
Qualified XII (1.00)	79,070.911	11.33	895,873
Qualified XII (1.05)	9,103.458	11.32	103,051
Qualified XII (1.10)	4,006.584	11.31	45,314
Qualified XII (1.15)	11,288.070	11.30	127,555
Qualified XII (1.20)	523.253	11.29	5,908
Qualified XII (1.25)	4,932.293	11.28	55,636
Qualified XII (1.30)	30.790	11.27	347
Qualified XII (1.35)	7.755	11.26	87
Qualified XII (1.40)	1,580.276	11.25	17,778
Qualified XII (1.45)	527.083	11.24	5,924
Qualified XV	1,626.171	11.33	18,425
Qualified XVI	6,966.927	11.23	78,239
Qualified XXI	2,009.227	11.36	22,825
Qualified XXV	1,543.963	11.37	17,555
Qualified XXVI	90.935	11.34	1,031
	448,229.362		$ 5,069,864

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	3,627.151	$ 11.98	$ 43,453
Contracts in accumulation period:
ING Custom Choice 65	913.606	10.87	9,931
Qualified VI	83,138.574	10.79	897,065
Qualified VIII	439.703	10.79	4,744
Qualified X (1.15)	3,209.119	10.80	34,658
Qualified X (1.25)	8,819.596	10.79	95,163
Qualified XII (0.00)	6.324	10.88	69
Qualified XII (0.40)	117.851	10.86	1,280
Qualified XII (0.50)	49,009.740	10.85	531,756
Qualified XII (0.60)	900.758	10.84	9,764
Qualified XII (0.65)	308.069	10.84	3,339
Qualified XII (0.70)	8,424.408	10.83	91,236
Qualified XII (0.75)	1,004.285	10.83	10,876
Qualified XII (0.80)	2,870.519	10.83	31,088
Qualified XII (0.85)	5,748.657	10.82	62,200
Qualified XII (0.90)	861.333	10.82	9,320
Qualified XII (0.95)	2,367.304	10.82	25,614
Qualified XII (1.00)	30,878.298	10.81	333,794
Qualified XII (1.05)	2,554.712	10.81	27,616
Qualified XII (1.10)	5.631	10.80	61
Qualified XII (1.15)	18,007.620	10.80	194,482
Qualified XII (1.20)	5.548	10.80	60
Qualified XII (1.25)	125.735	10.79	1,357
Qualified XII (1.40)	1.161	10.78	13
Qualified XV	2,130.930	10.82	23,057
Qualified XVI	4,748.788	10.78	51,192
Qualified XXI	303.873	10.83	3,291
Qualified XXV	190.003	10.83	2,058
Qualified XXVI	25.479	10.82	276
Qualified XXXII	953.844	10.79	10,292

	231,698.619		$ 2,509,105

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	2,297.381	$ 10.80	$ 24,812

	2,297.381		$ 24,812

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	1,620.852	$ 10.62	$ 17,213
Contracts in accumulation period:
ING Custom Choice 62	233.771	10.60	2,478
Qualified VI	19,747.491	10.60	209,323
Qualified X (1.25)	3,278.698	10.60	34,754
Qualified XII (0.50)	15,116.600	10.65	160,992
Qualified XII (0.60)	299.866	10.65	3,194
Qualified XII (0.70)	969.088	10.64	10,311
Qualified XII (0.75)	509.810	10.63	5,419
Qualified XII (0.80)	13,978.467	10.63	148,591
Qualified XII (0.85)	984.188	10.63	10,462
Qualified XII (0.90)	40.476	10.62	430
Qualified XII (0.95)	115.470	10.62	1,226
Qualified XII (1.00)	7,034.087	10.62	74,702
Qualified XII (1.05)	584.326	10.61	6,200
Qualified XII (1.10)	153.659	10.61	1,630
Qualified XII (1.15)	730.657	10.61	7,752
Qualified XII (1.25)	277.227	10.60	2,939
Qualified XVI	456.172	10.58	4,826
Qualified XXI	34.475	10.63	366
Qualified XXVII	7,611.429	10.54	80,224
	73,776.809		$ 783,032

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP17	562.032	$ 10.61	$ 5,963
	562.032		$ 5,963

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,513.701	$ 13.13	$ 19,875
Qualified XII (0.15)	182,806.259	13.30	2,431,323
Qualified XII (0.35)	61,036.751	13.23	807,516
Qualified XII (0.75)	123.176	13.09	1,612
Qualified XII (0.80)	27,855.138	13.07	364,067
Qualified XII (1.00)	24.245	13.00	315
	273,359.270		$ 3,624,708

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation
Contracts in accumulation period:
ING Custom Choice 62	31,060.605	$ 12.38	$ 384,530
ING Custom Choice 65	9,373.012	12.60	118,100
ING MAP PLUS NP5	45,423.016	12.58	571,422
ING MAP PLUS NP6	6,920.694	12.57	86,993
ING MAP PLUS NP8	24,304.569	12.55	305,022
ING MAP PLUS NP13	18,374.427	12.49	229,497
ING MAP PLUS NP14	474.147	12.48	5,917
ING MAP PLUS NP15	15,682.034	12.47	195,555
ING MAP PLUS NP17	37.096	12.45	462
ING MAP PLUS NP18	2,420.923	12.44	30,116
ING MAP PLUS NP19	28.207	12.43	351
ING MAP PLUS NP21	29,716.857	12.41	368,786
ING MAP PLUS NP22	415.033	12.40	5,146
ING MAP PLUS NP23	1,638.275	12.39	20,298
ING MAP PLUS NP24	15.087	12.38	187
ING MAP PLUS NP25	397.154	12.37	4,913
ING MAP PLUS NP26	1,893.999	12.36	23,410
ING MAP PLUS NP29	7.747	12.33	96
ING MAP PLUS NP30	691.074	12.32	8,514
Qualified V	1,036.029	12.35	12,795
Qualified VI	3,476,645.067	12.38	43,040,866
Qualified VIII	3,558.275	12.38	44,051
Qualified XII (0.30)	108.279	12.58	1,362
Qualified XII (0.50)	39,912.389	12.53	500,102
Qualified XII (0.55)	4,340.313	12.52	54,341
Qualified XII (0.60)	28,614.156	12.51	357,963
Qualified XII (0.65)	3,045.668	12.50	38,071
Qualified XII (0.70)	60,959.494	12.49	761,384
Qualified XII (0.75)	24,333.859	12.48	303,687
Qualified XII (0.80)	532,258.725	12.47	6,637,266
Qualified XII (0.85)	146,112.410	12.46	1,820,561
Qualified XII (0.90)	29,611.400	12.45	368,662
Qualified XII (0.95)	104,198.314	12.44	1,296,227
Qualified XII (1.00)	1,887,389.042	12.43	23,460,246
Qualified XII (1.05)	122,324.000	12.42	1,519,264
Qualified XII (1.10)	19,551.863	12.41	242,639
Qualified XII (1.15)	64,899.096	12.40	804,749

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class (continued)
Qualified XII (1.20)	3,182.707	$ 12.39	$ 39,434
Qualified XII (1.25)	129,516.790	12.38	1,603,418
Qualified XII (1.30)	348.062	12.37	4,306
Qualified XII (1.35)	158.345	12.36	1,957
Qualified XII (1.40)	9,003.726	12.35	111,196
Qualified XII (1.45)	4,539.203	12.34	56,014
Qualified XII (1.50)	1,813.417	12.33	22,359
Qualified XV	5,450.485	12.44	67,804
Qualified XVI	44,302.890	12.33	546,255
Qualified XVII	1,070.397	12.38	13,252
Qualified XXI	11,468.393	12.47	143,011
Qualified XXV	45,279.701	12.48	565,091
Qualified XXVI	10,578.951	12.45	131,708
	7,004,485.402		$ 86,929,356

ING T. Rowe Price Equity Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	17,769.922	$ 12.09	$ 214,838
	17,769.922		$ 214,838

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,425.908	$ 13.85	$ 47,449
ING Custom Choice 65	2,408.240	12.72	30,633
ING MAP PLUS NP6	26,511.088	13.82	366,383
ING MAP PLUS NP9	4,075.286	13.76	56,076
ING MAP PLUS NP10	2,905.668	13.74	39,924
ING MAP PLUS NP11	6,681.934	13.72	91,676
ING MAP PLUS NP13	4,921.234	13.69	67,372
ING MAP PLUS NP15	15,000.624	13.65	204,759
ING MAP PLUS NP18	294.458	13.59	4,002
ING MAP PLUS NP19	40.084	13.57	544
ING MAP PLUS NP20	35,830.472	13.55	485,503
ING MAP PLUS NP26	2,802.911	13.43	37,643
ING MAP PLUS NP27	1,007.147	13.41	13,506
ING MAP PLUS NP28	13,084.708	13.39	175,204
ING MAP PLUS NP29	51.828	13.37	693
ING MAP PLUS NP30	257.022	13.35	3,431
ING MAP PLUS NP32	1,577.757	13.31	21,000
Qualified V	701.642	16.58	11,633
Qualified VI	1,003,993.747	17.74	17,810,849
Qualified VIII	340.607	16.67	5,678
Qualified X (1.15)	4,982.279	13.72	68,357

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income
Portfolio - Service Class (continued)
Qualified X (1.25)	55,979.767	$ 13.69	$ 766,363
Qualified XII (0.15)	77,108.311	18.46	1,423,419
Qualified XII (0.30)	75.901	18.36	1,394
Qualified XII (0.35)	45,876.276	18.33	840,912
Qualified XII (0.40)	588.533	18.30	10,770
Qualified XII (0.50)	61,343.227	18.22	1,117,674
Qualified XII (0.55)	9,178.947	18.20	167,057
Qualified XII (0.60)	17,403.742	18.17	316,226
Qualified XII (0.65)	10,048.697	18.14	182,283
Qualified XII (0.70)	49,026.323	18.11	887,867
Qualified XII (0.75)	15,941.160	18.08	288,216
Qualified XII (0.80)	57,789.082	18.02	1,041,359
Qualified XII (0.85)	53,266.933	17.96	956,674
Qualified XII (0.90)	7,735.033	17.95	138,844
Qualified XII (0.95)	2,884,289.830	17.90	51,628,788
Qualified XII (1.00)	274,171.661	17.87	4,899,448
Qualified XII (1.05)	20,491.835	17.83	365,369
Qualified XII (1.10)	28,963.965	17.80	515,559
Qualified XII (1.15)	46,251.010	17.77	821,880
Qualified XII (1.20)	11,672.657	17.74	207,073
Qualified XII (1.25)	35,062.401	17.71	620,955
Qualified XII (1.30)	139.682	17.68	2,470
Qualified XII (1.35)	1,531.947	17.65	27,039
Qualified XII (1.40)	4,499.201	17.62	79,276
Qualified XII (1.45)	100.642	17.59	1,770
Qualified XII (1.50)	229.577	17.56	4,031
Qualified XV	3,620.440	16.86	61,041
Qualified XVI	20,093.515	17.57	353,043
Qualified XVII	6,370.337	16.68	106,257
Qualified XVIII	2,638.691	13.77	36,335
Qualified XXI	14,819.155	16.95	251,185
Qualified XXV	979.200	16.98	16,627
Qualified XXVI	4,810.205	16.89	81,244
Qualified XXXII	2,911.718	13.69	39,861
Qualified XXXVI	9.177	17.15	157

	4,955,913.422		$ 87,800,781

ING Templeton Global Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (1.00)	4.144	$ 16.50	$ 68

	4.144		$ 68

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	71,340.943	$ 11.06	$ 789,031
Qualified XII (0.50)	80.428	11.11	894
Qualified XII (0.60)	658.193	11.11	7,313
Qualified XII (0.65)	101.586	11.10	1,128
Qualified XII (0.70)	418.305	11.10	4,643
Qualified XII (0.75)	912.747	11.10	10,131
Qualified XII (0.80)	654.880	11.09	7,263
Qualified XII (0.85)	9,079.537	11.09	100,692
Qualified XII (0.90)	167.673	11.08	1,858
Qualified XII (0.95)	8,136.771	11.08	90,155
Qualified XII (1.00)	21,588.030	11.08	239,195
Qualified XII (1.10)	668.618	11.07	7,402
Qualified XII (1.15)	2,935.193	11.07	32,493
Qualified XII (1.20)	3.605	11.06	40
Qualified XII (1.25)	2,343.373	11.06	25,918
Qualified XII (1.35)	19.076	11.05	211
Qualified XII (1.40)	151.893	11.05	1,678
Qualified XV	6.697	11.08	74
Qualified XVI	1,709.097	11.04	18,868
Qualified XVII	1,350.224	11.06	14,933
Qualified XXI	1,586.905	11.09	17,599
Qualified XXV	4,351.077	11.10	48,297
Qualified XXVI	94.211	11.08	1,044
	128,359.062		$ 1,420,860

ING Van Kampen Equity Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	1,234.215	$ 11.32	$ 13,971
	1,234.215		$ 13,971

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	310.466	$ 12.65	$ 3,927
ING Custom Choice 65	1,711.127	12.88	22,039
Qualified VI	562,227.798	12.65	7,112,182
Qualified XII (0.50)	79,372.338	12.81	1,016,760
Qualified XII (0.55)	164.060	12.80	2,100
Qualified XII (0.60)	11,888.599	12.79	152,055
Qualified XII (0.65)	800.480	12.78	10,230
Qualified XII (0.70)	21,331.127	12.77	272,398
Qualified XII (0.75)	8,864.241	12.76	113,108
Qualified XII (0.80)	171,628.190	12.75	2,188,259
Qualified XII (0.85)	18,828.335	12.73	239,685
Qualified XII (0.90)	3,213.820	12.72	40,880
Qualified XII (0.95)	21,748.853	12.71	276,428
Qualified XII (1.00)	266,046.106	12.70	3,378,786
Qualified XII (1.05)	2,247.353	12.69	28,519
Qualified XII (1.10)	6,786.007	12.68	86,047
Qualified XII (1.15)	15,541.672	12.67	196,913
Qualified XII (1.20)	865.061	12.66	10,952
Qualified XII (1.25)	14,573.867	12.65	184,359
Qualified XII (1.30)	835.620	12.64	10,562
Qualified XII (1.35)	1,197.815	12.63	15,128
Qualified XII (1.40)	776.481	12.62	9,799
Qualified XV	47.488	12.71	604
Qualified XVI	15,081.254	12.60	190,024
Qualified XVII	2,773.149	12.65	35,080
Qualified XXI	4,224.628	12.75	53,864
Qualified XXV	4,138.609	12.76	52,809
Qualified XXVI	151.277	12.72	1,924
	1,237,375.821		$ 15,705,421

ING Van Kampen Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	61,112.870	$ 12.34	$ 754,133
	61,112.870		$ 754,133

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	8,447.553	$ 12.39	$ 104,665
ING MAP PLUS NP8	12,480.088	12.37	154,379
ING MAP PLUS NP11	17,241.416	12.36	213,104
ING MAP PLUS NP15	262.566	12.34	3,240
ING MAP PLUS NP18	1,171.414	12.33	14,444
ING MAP PLUS NP26	1,239.818	12.30	15,250
Qualified V	343.021	12.28	4,212
Qualified VI	609,850.077	12.30	7,501,156
Qualified XII (0.40)	4,012.243	12.37	49,631
Qualified XII (0.50)	183,195.481	12.36	2,264,296
Qualified XII (0.55)	6,698.681	12.36	82,796
Qualified XII (0.60)	33,883.787	12.35	418,465
Qualified XII (0.65)	583.967	12.35	7,212
Qualified XII (0.70)	15,513.330	12.34	191,434
Qualified XII (0.75)	11,100.092	12.34	136,975
Qualified XII (0.80)	106,260.826	12.34	1,311,259
Qualified XII (0.85)	32,918.603	12.33	405,886
Qualified XII (0.90)	1,950.276	12.33	24,047
Qualified XII (0.95)	36,387.686	12.32	448,296
Qualified XII (1.00)	178,148.651	12.32	2,194,791
Qualified XII (1.05)	7,461.799	12.31	91,855
Qualified XII (1.10)	15,093.950	12.31	185,807
Qualified XII (1.15)	17,213.184	12.31	211,894
Qualified XII (1.20)	6,189.677	12.30	76,133
Qualified XII (1.25)	17,184.161	12.30	211,365
Qualified XII (1.35)	136.474	12.29	1,677
Qualified XII (1.40)	874.206	12.29	10,744
Qualified XII (1.50)	12.926	12.28	159
Qualified XV	4,104.390	12.32	50,566
Qualified XVI	8,911.474	12.28	109,433
Qualified XVII	4,406.876	12.30	54,205
Qualified XXI	12,851.976	12.34	158,593
Qualified XXV	8,438.276	12.34	104,128
Qualified XXVI	7,571.378	12.33	93,355
Qualified XXXVI	15.409	12.36	190
	1,372,155.732		$ 16,905,642

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	870.029	$ 10.94	$ 9,518
Qualified VI	70,106.183	10.86	761,353
Qualified X (1.15)	10,426.602	10.87	113,337
Qualified X (1.25)	12,075.944	10.86	131,145
Qualified XII (0.50)	392.310	10.92	4,284
Qualified XII (0.55)	340.062	10.92	3,713
Qualified XII (0.60)	4,798.736	10.91	52,354
Qualified XII (0.70)	165.412	10.91	1,805
Qualified XII (0.75)	1,095.993	10.90	11,946
Qualified XII (0.80)	2,451.716	10.90	26,724
Qualified XII (0.85)	3,530.134	10.89	38,443
Qualified XII (0.90)	5.896	10.89	64
Qualified XII (0.95)	5,288.533	10.89	57,592
Qualified XII (1.00)	33,847.854	10.88	368,265
Qualified XII (1.05)	621.521	10.88	6,762
Qualified XII (1.10)	289.246	10.88	3,147
Qualified XII (1.15)	7,480.091	10.87	81,309
Qualified XII (1.20)	299.339	10.87	3,254
Qualified XII (1.25)	1,030.645	10.86	11,193
Qualified XII (1.30)	16.077	10.86	175
Qualified XII (1.40)	822.858	10.85	8,928
Qualified XVI	972.642	10.85	10,553
Qualified XVIII	10,335.050	10.88	112,445
Qualified XXI	801.558	10.90	8,737
Qualified XXV	191.832	10.90	2,091
Qualified XXVI	2,555.112	10.89	27,825
Qualified XXVII	61,162.363	11.10	678,902
Qualified XXXII	139.919	10.86	1,520
	232,113.657		$ 2,537,384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP26	139.330	$ 10.75	$ 1,498
Qualified VI	13,057.532	10.75	140,368
Qualified XII (0.50)	13,645.357	10.81	147,506
Qualified XII (0.60)	905.952	10.80	9,784
Qualified XII (0.65)	11,449.844	10.80	123,658
Qualified XII (0.70)	1,395.350	10.79	15,056
Qualified XII (0.75)	0.415	10.79	4
Qualified XII (0.80)	4,190.929	10.79	45,220
Qualified XII (0.85)	3,341.751	10.78	36,024
Qualified XII (0.90)	77.880	10.78	840
Qualified XII (0.95)	1,491.327	10.78	16,077
Qualified XII (1.00)	17,217.316	10.77	185,430
Qualified XII (1.10)	903.984	10.77	9,736
Qualified XII (1.15)	2,286.707	10.76	24,605
Qualified XII (1.20)	4.706	10.76	51
Qualified XII (1.25)	443.878	10.75	4,772
Qualified XII (1.40)	94.299	10.74	1,013
Qualified XVI	33.437	10.74	359
Qualified XXI	382.657	10.79	4,129
Qualified XXV	37.875	10.79	409
	71,100.526		$ 766,539

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	27,395.550	$ 10.51	$ 287,927
Qualified XII (0.50)	22,274.436	10.56	235,218
Qualified XII (0.60)	747.012	10.56	7,888
Qualified XII (0.70)	46.002	10.55	485
Qualified XII (0.75)	158.288	10.55	1,670
Qualified XII (0.80)	1,449.472	10.54	15,277
Qualified XII (0.85)	564.788	10.54	5,953
Qualified XII (0.95)	1,255.917	10.53	13,225
Qualified XII (1.00)	10,983.287	10.53	115,654
Qualified XII (1.05)	1,352.659	10.53	14,243
Qualified XII (1.10)	203.614	10.52	2,142
Qualified XII (1.15)	109.362	10.52	1,150
Qualified XII (1.25)	1,352.827	10.51	14,218
Qualified XVI	2.276	10.49	24
Qualified XXI	829.168	10.54	8,739
Qualified XXV	102.267	10.55	1,079
Qualified XXVII	39,942.853	10.42	416,205
	108,769.778		$ 1,141,097

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Fund - Class Q
Contracts in accumulation period:
ING MAP PLUS NP26	430.523	$ 14.88	$ 6,406
ING MAP PLUS NP29	14.901	14.81	221
	445.424		$ 6,627

ING International SmallCap Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	4,919.116	$ 18.40	$ 90,512
ING MAP PLUS NP8	7,128.377	18.35	130,806
ING MAP PLUS NP10	2,438.571	18.29	44,601
ING MAP PLUS NP14	1,635.150	18.19	29,743
ING MAP PLUS NP17	791.010	18.11	14,325
ING MAP PLUS NP18	1,034.968	18.08	18,712
ING MAP PLUS NP20	25,946.043	18.03	467,807
ING MAP PLUS NP22	60.443	17.98	1,087
ING MAP PLUS NP26	4.300	17.87	77
ING MAP PLUS NP28	311.095	17.82	5,544
ING MAP PLUS NP30	1,878.576	17.77	33,382
	46,147.649		$ 836,596

ING American Century Large Company Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	719.433	$ 12.06	$ 8,676
	719.433		$ 8,676

ING American Century Large Company Value
Portfolio - Service Class
Currently payable annuity contracts:	1,751.681	$ 13.55	$ 23,735
Contracts in accumulation period:
ING Custom Choice 62	525.937	13.16	6,921
ING Custom Choice 65	1,734.013	12.66	21,953
Qualified VI	151,500.610	16.30	2,469,460
Qualified X (1.15)	20,532.907	13.05	267,954
Qualified X (1.25)	46,390.965	12.66	587,310
Qualified XII (0.50)	1,467.558	16.94	24,860
Qualified XII (0.55)	2,314.107	16.90	39,108
Qualified XII (0.60)	3,339.388	16.85	56,269
Qualified XII (0.65)	6,853.151	16.81	115,201
Qualified XII (0.70)	3,135.616	16.77	52,584
Qualified XII (0.75)	2,400.177	16.72	40,131
Qualified XII (0.80)	4,711.573	16.68	78,589
Qualified XII (0.85)	9,743.695	16.64	162,135
Qualified XII (0.90)	676.247	16.59	11,219

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Large Company Value
Portfolio - Service Class (continued)
Qualified XII (0.95)	13,947.786	$ 16.55	$ 230,836
Qualified XII (1.00)	35,070.249	16.51	579,010
Qualified XII (1.05)	2,415.270	16.47	39,779
Qualified XII (1.10)	2,692.023	16.42	44,203
Qualified XII (1.15)	5,684.361	16.38	93,110
Qualified XII (1.20)	503.772	16.34	8,232
Qualified XII (1.25)	5,794.268	16.30	94,447
Qualified XII (1.30)	393.438	16.26	6,397
Qualified XII (1.35)	697.120	16.21	11,300
Qualified XII (1.40)	1,885.022	16.17	30,481
Qualified XII (1.45)	2.759	16.13	45
Qualified XV	1,269.398	16.55	21,009
Qualified XVI	2,885.861	16.09	46,434
Qualified XVII	2,733.156	16.30	44,550
Qualified XVIII	782.514	13.14	10,282
Qualified XXI	1,311.429	16.68	21,875
Qualified XXV	1,328.858	16.72	22,219
Qualified XXVI	1,712.705	16.59	28,414
	338,187.614		$ 5,290,052

ING American Century Select Portfolio - Initial Class
Currently payable annuity contracts:	27,424.692	$10.13 to $10.23	$ 279,046
Contracts in accumulation period:
ING Custom Choice 65	23,399.997	10.72	250,848
Qualified V	619.561	9.84	6,096
Qualified VI	5,195,090.752	9.87	51,275,546
Qualified VIII	3,034.379	9.87	29,949
Qualified X (1.15)	137,226.506	9.89	1,357,170
Qualified X (1.25)	413,128.182	9.87	4,077,575
Qualified XII (0.05)	32,231.509	10.11	325,861
Qualified XII (0.25)	1,048.247	10.06	10,545
Qualified XII (0.35)	25,568.265	10.04	256,705
Qualified XII (0.40)	518,895.372	10.03	5,204,521
Qualified XII (0.45)	1,186.993	10.02	11,894
Qualified XII (0.50)	163,326.720	10.01	1,634,900
Qualified XII (0.55)	104,337.772	10.00	1,043,378
Qualified XII (0.60)	133,296.993	9.99	1,331,637
Qualified XII (0.65)	45,624.994	9.98	455,337
Qualified XII (0.70)	197,600.068	9.97	1,970,073
Qualified XII (0.75)	240,681.063	9.96	2,397,183
Qualified XII (0.80)	404,275.675	9.96	4,026,586
Qualified XII (0.85)	478,713.583	9.95	4,763,200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select
Portfolio - Initial Class (continued)
Qualified XII (0.90)	40,393.784	$ 9.94	$ 401,514
Qualified XII (0.95)	336,354.463	9.93	3,340,000
Qualified XII (1.00)	1,157,995.411	9.92	11,487,314
Qualified XII (1.05)	179,868.456	9.91	1,782,496
Qualified XII (1.10)	128,313.123	9.90	1,270,300
Qualified XII (1.15)	97,702.729	9.89	966,280
Qualified XII (1.20)	44,699.984	9.88	441,636
Qualified XII (1.25)	69,667.342	9.87	687,617
Qualified XII (1.30)	8,163.505	9.86	80,492
Qualified XII (1.35)	6,739.966	9.85	66,389
Qualified XII (1.40)	21,955.615	9.84	216,043
Qualified XII (1.45)	4,232.498	9.83	41,605
Qualified XII (1.50)	7,706.191	9.82	75,675
Qualified XV	36,684.807	9.93	364,280
Qualified XVI	132,379.214	9.82	1,299,964
Qualified XVII	6,956.084	9.87	68,657
Qualified XVIII	22,058.573	9.87	217,718
Qualified XXI	76,801.480	9.96	764,943
Qualified XXII	486.202	10.02	4,872
Qualified XXV	59,287.695	9.96	590,505
Qualified XXVI	29,613.793	9.94	294,361
Qualified XXVII	2,117,829.464	10.22	21,644,217
Qualified XXVIII	387,272.529	10.22	3,957,925
Qualified XXXII	24,525.903	9.87	242,071
Qualified XXXIII (0.65)	2,071.586	9.98	20,674
Qualified XXXVI	52,978.972	10.00	529,790
	13,199,450.692		$ 131,565,388

ING American Century Select Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	14.680	$ 8.60	$ 126
	14.680		$ 126

ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,860.158	$ 11.74	$ 21,838
	1,860.158		$ 21,838

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Currently payable annuity contracts:	32,997.594	$ 15.21	$ 501,893
Contracts in accumulation period:
ING Custom Choice 62	234.171	14.30	3,349
ING Custom Choice 65	3,482.603	13.07	45,518
ING MAP PLUS NP10	5,423.003	14.48	78,525
ING MAP PLUS NP15	4,376.420	14.38	62,933
ING MAP PLUS NP22	199.765	14.23	2,843
ING MAP PLUS NP26	125.362	14.15	1,774
ING MAP PLUS NP28	6,266.855	14.11	88,425
ING MAP PLUS NP29	7.118	14.09	100
Qualified V	107.771	15.62	1,683
Qualified VI	401,981.616	15.74	6,327,191
Qualified X (1.15)	25,086.327	15.81	396,615
Qualified X (1.25)	43,778.233	15.74	689,069
Qualified XII (0.05)	24,720.680	16.49	407,644
Qualified XII (0.35)	2,150.018	16.41	35,282
Qualified XII (0.50)	18,387.237	16.30	299,712
Qualified XII (0.55)	15,310.927	16.26	248,956
Qualified XII (0.60)	16,572.621	16.22	268,808
Qualified XII (0.65)	5,740.201	16.19	92,934
Qualified XII (0.70)	34,265.305	16.15	553,385
Qualified XII (0.75)	5,263.408	16.11	84,794
Qualified XII (0.80)	77,637.374	16.07	1,247,633
Qualified XII (0.85)	31,381.381	16.03	503,044
Qualified XII (0.90)	1,720.527	16.00	27,528
Qualified XII (0.95)	1,090,948.201	15.96	17,411,533
Qualified XII (1.00)	203,040.895	15.92	3,232,411
Qualified XII (1.05)	4,995.266	15.89	79,375
Qualified XII (1.10)	10,729.746	15.85	170,066
Qualified XII (1.15)	10,553.045	15.81	166,844
Qualified XII (1.20)	4,969.447	15.77	78,368
Qualified XII (1.25)	15,798.162	15.74	248,663
Qualified XII (1.30)	207.610	15.70	3,259
Qualified XII (1.35)	284.637	15.66	4,457
Qualified XII (1.40)	5,055.879	15.63	79,023
Qualified XII (1.45)	37.747	15.59	588
Qualified XV	708.312	15.96	11,305
Qualified XVI	9,590.022	15.55	149,125
Qualified XVII	5,192.207	15.74	81,725
Qualified XVIII	1,175.589	15.92	18,715
Qualified XXI	4,748.073	16.07	76,302
Qualified XXV	1,111.891	16.11	17,913
Qualified XXVI	1,104.265	16.00	17,668
Qualified XXXII	765.519	14.92	11,422
	2,128,233.030		$ 33,828,400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	10,967.965	$ 10.09	$ 110,667
Qualified XII (0.50)	7,424.851	10.14	75,288
Qualified XII (0.60)	38.722	10.13	392
Qualified XII (0.70)	50.150	10.13	508
Qualified XII (0.75)	137.318	10.12	1,390
Qualified XII (0.80)	326.197	10.12	3,301
Qualified XII (0.85)	375.884	10.12	3,804
Qualified XII (0.90)	23.985	10.11	242
Qualified XII (0.95)	2,731.767	10.11	27,618
Qualified XII (1.00)	6,823.220	10.11	68,983
Qualified XII (1.05)	2.244	10.10	23
Qualified XII (1.10)	158.062	10.10	1,596
Qualified XII (1.15)	857.504	10.10	8,661
Qualified XV	3.200	10.11	32
Qualified XVI	347.504	10.07	3,499
	30,268.573		$ 306,004

ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	5,339.482	$ 11.77	$ 62,846
	5,339.482		$ 62,846

ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	32,742.111	$ 15.52	$ 508,158
Contracts in accumulation period:
ING Custom Choice 62	955.484	14.66	14,007
ING Custom Choice 65	3,422.034	12.61	43,152
ING MAP PLUS NP5	6,232.544	15.08	93,987
ING MAP PLUS NP6	4,458.431	15.06	67,144
ING MAP PLUS NP8	8,320.170	15.02	124,969
ING MAP PLUS NP9	1,674.574	15.00	25,119
ING MAP PLUS NP11	4,837.447	14.95	72,320
ING MAP PLUS NP12	6,425.823	14.93	95,938
ING MAP PLUS NP13	3,566.936	14.91	53,183
ING MAP PLUS NP14	4,319.604	14.89	64,319
ING MAP PLUS NP15	15,352.348	14.87	228,289
ING MAP PLUS NP17	5,705.552	14.82	84,556
ING MAP PLUS NP18	12,273.978	14.80	181,655
ING MAP PLUS NP20	26,315.430	14.76	388,416
ING MAP PLUS NP21	2,492.386	14.74	36,738
ING MAP PLUS NP22	149.423	14.72	2,200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth
Portfolio - Service Class (continued)
ING MAP PLUS NP23	1,169.803	$ 14.69	$ 17,184
ING MAP PLUS NP26	579.697	14.63	8,481
ING MAP PLUS NP28	4,043.006	14.59	58,987
ING MAP PLUS NP29	7.828	14.57	114
ING MAP PLUS NP30	17.113	14.55	249
ING MAP PLUS NP31	85.342	14.52	1,239
ING MAP PLUS NP32	1,229.353	14.50	17,826
Qualified VI	1,447,101.478	17.46	25,266,392
Qualified X (1.15)	58,046.152	17.54	1,018,130
Qualified X (1.25)	153,320.395	17.46	2,676,974
Qualified XII (0.05)	38,234.919	18.29	699,317
Qualified XII (0.30)	90.883	18.25	1,659
Qualified XII (0.35)	4,663.422	18.21	84,921
Qualified XII (0.50)	129,970.708	18.08	2,349,870
Qualified XII (0.55)	9,599.604	18.04	173,177
Qualified XII (0.60)	83,323.049	18.00	1,499,815
Qualified XII (0.65)	29,393.653	17.95	527,616
Qualified XII (0.70)	40,252.468	17.91	720,922
Qualified XII (0.75)	25,932.159	17.87	463,408
Qualified XII (0.80)	362,027.372	17.83	6,454,948
Qualified XII (0.85)	116,579.205	17.79	2,073,944
Qualified XII (0.90)	15,081.674	17.75	267,700
Qualified XII (0.95)	1,130,535.919	17.70	20,010,486
Qualified XII (1.00)	546,079.604	17.66	9,643,766
Qualified XII (1.05)	42,829.928	17.62	754,663
Qualified XII (1.10)	14,489.829	17.58	254,731
Qualified XII (1.15)	50,548.750	17.54	886,625
Qualified XII (1.20)	13,408.781	17.50	234,654
Qualified XII (1.25)	35,472.340	17.46	619,347
Qualified XII (1.30)	1,081.671	17.42	18,843
Qualified XII (1.35)	6,111.300	17.38	106,214
Qualified XII (1.40)	6,106.695	17.33	105,829
Qualified XII (1.45)	859.944	17.29	14,868
Qualified XII (1.50)	3.992	17.25	69
Qualified XV	2,797.264	17.70	49,512
Qualified XVI	30,624.093	17.25	528,266
Qualified XVII	2,718.018	17.46	47,457
Qualified XVIII	1,780.964	17.66	31,452
Qualified XXI	23,478.610	17.83	418,624
Qualified XXV	12,527.975	17.87	223,875
Qualified XXVI	5,710.746	17.75	101,366
Qualified XXVII	536,100.924	20.02	10,732,740
Qualified XXXII	947.871	15.60	14,787
Qualified XXXIII (0.40)	10,482.606	18.22	190,993
	5,134,691.382		$ 91,456,190

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	1,268.187	$ 10.06	$ 12,758
Qualified XII (0.55)	214.996	10.11	2,174
Qualified XII (0.65)	263.288	10.11	2,662
Qualified XII (0.75)	487.378	10.10	4,923
Qualified XII (0.85)	429.367	10.09	4,332
Qualified XII (0.95)	28.470	10.09	287
Qualified XII (1.00)	159.875	10.08	1,612
Qualified XII (1.05)	16.916	10.08	171
Qualified XII (1.10)	210.417	10.07	2,119
Qualified XII (1.15)	19.546	10.07	197
Qualified XII (1.25)	178.188	10.06	1,793
Qualified XVI	629.240	10.05	6,324
	3,905.868		$ 39,352

ING Davis Venture Value Portfolio - Service Class
Currently payable annuity contracts:	4,745.520	$ 12.96	$ 61,502
Contracts in accumulation period:
ING Custom Choice 62	66.165	12.68	839
ING Custom Choice 65	295.631	12.61	3,728
ING MAP PLUS NP11	5,309.600	12.22	64,883
ING MAP PLUS NP15	4,483.772	12.15	54,478
ING MAP PLUS NP17	3,391.816	12.12	41,109
ING MAP PLUS NP18	327.288	12.10	3,960
ING MAP PLUS NP22	823.141	12.03	9,902
ING MAP PLUS NP24	46.979	11.99	563
ING MAP PLUS NP26	327.931	11.96	3,922
ING MAP PLUS NP29	180.542	11.91	2,150
Qualified VI	231,523.666	20.42	4,727,713
Qualified X (1.15)	12,322.358	13.21	162,778
Qualified X (1.25)	32,851.178	12.83	421,481
Qualified XII (0.50)	13,728.792	21.23	291,462
Qualified XII (0.55)	1,901.449	21.17	40,254
Qualified XII (0.60)	4,187.849	21.12	88,447
Qualified XII (0.65)	5,273.588	21.06	111,062
Qualified XII (0.70)	8,831.729	21.01	185,555
Qualified XII (0.75)	1,959.444	20.95	41,050
Qualified XII (0.80)	19,869.575	20.90	415,274
Qualified XII (0.85)	14,515.958	20.85	302,658
Qualified XII (0.90)	1,335.127	20.79	27,757
Qualified XII (0.95)	19,911.012	20.74	412,954
Qualified XII (1.00)	50,615.696	20.69	1,047,239
Qualified XII (1.05)	6,471.052	20.63	133,498

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis Venture Value
Portfolio - Service Class (continued)
Qualified XII (1.10)	2,660.917	$ 20.58	$ 54,762
Qualified XII (1.15)	4,416.997	20.53	90,681
Qualified XII (1.20)	1,038.497	20.48	21,268
Qualified XII (1.25)	8,449.984	20.42	172,549
Qualified XII (1.30)	289.629	20.37	5,900
Qualified XII (1.35)	267.589	20.32	5,437
Qualified XII (1.40)	919.542	20.27	18,639
Qualified XII (1.45)	62.318	20.21	1,259
Qualified XV	1,233.286	20.74	25,578
Qualified XVI	4,796.841	20.16	96,704
Qualified XVII	1,570.885	20.42	32,077
Qualified XVIII	736.414	13.30	9,794
Qualified XXI	1,696.894	20.90	35,465
Qualified XXV	7,908.026	20.95	165,673
Qualified XXVI	3,716.678	20.79	77,270
	485,061.355		$ 9,469,274

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	10,207.326	$ 10.74	$ 109,627
	10,207.326		$ 109,627

ING Fundamental Research Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	414.427	$ 11.49	$ 4,762
	414.427		$ 4,762

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	12.746	$ 12.39	$ 158
Qualified VI	83,809.050	9.80	821,329
Qualified X (1.15)	3,395.818	12.76	43,331
Qualified X (1.25)	5,993.749	12.06	72,285
Qualified XII (0.50)	455.675	10.18	4,639
Qualified XII (0.60)	1,883.737	10.13	19,082
Qualified XII (0.65)	1,130.890	10.10	11,422
Qualified XII (0.70)	1,298.273	10.08	13,087
Qualified XII (0.75)	1,046.886	10.05	10,521
Qualified XII (0.80)	5,519.223	10.02	55,303
Qualified XII (0.85)	2,783.359	10.00	27,834
Qualified XII (0.90)	384.033	9.97	3,829
Qualified XII (0.95)	5,038.650	9.95	50,135
Qualified XII (1.00)	26,613.483	9.92	264,006
Qualified XII (1.05)	3,945.036	9.90	39,056
Qualified XII (1.10)	381.383	9.87	3,764

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research
Portfolio - Service Class (continued)
Qualified XII (1.15)	1,021.009	9.85	10,057
Qualified XII (1.20)	2,959.704	9.82	29,064
Qualified XII (1.25)	1,639.617	9.80	16,068
Qualified XII (1.30)	664.345	9.77	6,491
Qualified XII (1.40)	210.991	9.72	2,051
Qualified XII (1.45)	6.845	9.70	66
Qualified XVI	387.929	9.67	3,751
Qualified XXI	157.496	10.02	1,578
Qualified XXV	102.131	10.08	1,029
Qualified XXVI	49.596	9.97	494
	150,891.654		$ 1,510,430

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
Currently payable annuity contracts:	6,666.025	$ 12.18	$ 81,192
Contracts in accumulation period:
ING Custom Choice 65	256.393	12.05	3,090
Qualified VI	66,414.689	11.69	776,388
Qualified X (1.15)	5,649.738	11.43	64,577
Qualified X (1.25)	23,649.041	10.75	254,227
Qualified XII (0.50)	2,350.667	12.15	28,561
Qualified XII (0.60)	3,328.320	12.09	40,239
Qualified XII (0.65)	3,903.731	12.05	47,040
Qualified XII (0.70)	16,242.499	12.02	195,235
Qualified XII (0.75)	1,748.679	11.99	20,967
Qualified XII (0.80)	8,338.385	11.96	99,727
Qualified XII (0.85)	5,124.377	11.93	61,134
Qualified XII (0.90)	1,203.099	11.90	14,317
Qualified XII (0.95)	3,870.937	11.87	45,948
Qualified XII (1.00)	15,336.880	11.84	181,589
Qualified XII (1.05)	125.123	11.81	1,478
Qualified XII (1.10)	3,904.205	11.78	45,992
Qualified XII (1.15)	1,043.443	11.75	12,260
Qualified XII (1.20)	1,707.212	11.72	20,009
Qualified XII (1.25)	5,665.050	11.69	66,224
Qualified XII (1.30)	35.621	11.66	415
Qualified XII (1.35)	476.507	11.63	5,542
Qualified XII (1.40)	1,839.972	11.60	21,344
Qualified XII (1.45)	302.110	11.57	3,495
Qualified XII (1.50)	119.025	11.54	1,374
Qualified XV	672.955	11.87	7,988
Qualified XVI	1,176.937	11.54	13,582
Qualified XVIII	669.096	11.51	7,701
Qualified XXI	592.597	11.96	7,087
Qualified XXV	2,358.375	11.99	28,277
	184,771.688		$ 2,156,999

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Goldman Sachs® Structured Equity
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	136.776	$ 11.50	$ 1,573
	136.776		$ 1,573

ING JPMorgan International Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,592.313	$ 12.52	$ 19,936
	1,592.313		$ 19,936

ING JPMorgan International Portfolio - Initial Class
Currently payable annuity contracts:	107,094.450	$10.25 to $17.49	$ 1,713,845
Contracts in accumulation period:
ING Custom Choice 65	3,148.263	13.79	43,415
Qualified V	364.256	27.78	10,119
Qualified VI	1,490,787.975	28.53	42,532,181
Qualified VIII	11,676.649	24.02	280,473
Qualified X (1.15)	125,407.446	28.90	3,624,275
Qualified X (1.25)	111,529.381	28.53	3,181,933
Qualified XII (0.05)	17,548.673	30.57	536,463
Qualified XII (0.25)	11,384.939	15.17	172,710
Qualified XII (0.35)	9,089.099	15.04	136,700
Qualified XII (0.45)	153.538	14.92	2,291
Qualified XII (0.50)	99,858.483	16.37	1,634,683
Qualified XII (0.55)	80,222.690	14.79	1,186,494
Qualified XII (0.60)	72,724.567	14.72	1,070,506
Qualified XII (0.65)	72,606.132	14.66	1,064,406
Qualified XII (0.70)	254,288.642	14.60	3,712,614
Qualified XII (0.75)	176,389.712	14.53	2,562,943
Qualified XII (0.80)	280,543.253	16.34	4,584,077
Qualified XII (0.85)	340,449.518	20.09	6,839,631
Qualified XII (0.90)	20,115.302	16.19	325,667
Qualified XII (0.95)	226,058.641	19.88	4,494,046
Qualified XII (1.00)	1,052,409.130	19.77	20,806,129
Qualified XII (1.05)	86,618.855	19.67	1,703,793
Qualified XII (1.10)	25,625.226	19.56	501,229
Qualified XII (1.15)	40,449.158	19.46	787,141
Qualified XII (1.20)	10,654.564	19.36	206,272
Qualified XII (1.25)	19,649.009	19.25	378,243
Qualified XII (1.30)	391.404	19.15	7,495
Qualified XII (1.35)	47.414	19.05	903
Qualified XII (1.40)	4,236.409	18.95	80,280
Qualified XII (1.45)	1,165.737	18.85	21,974
Qualified XII (1.50)	1,959.225	18.75	36,735
Qualified XV	19,801.763	29.40	582,172

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International
Portfolio - Initial Class (continued)
Qualified XVI	34,310.014	$ 27.84	$ 955,191
Qualified XVII	281.846	28.53	8,041
Qualified XVIII	7,423.127	28.53	211,782
Qualified XXI	20,616.918	29.74	613,147
Qualified XXV	2,201.191	29.43	64,781
Qualified XXVI	1,933.074	29.15	56,349
Qualified XXVII	1,223,493.816	30.21	36,961,748
Qualified XXVIII	184,942.947	30.11	5,568,632
Qualified XXXII	29,518.085	16.21	478,488
Qualified XXXIII (0.65)	2,055.392	14.99	30,810
Qualified XXXVI	29,287.360	15.07	441,361
	6,310,513.273		$ 150,212,168

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	659.623	$ 15.38	$ 10,145
ING MAP PLUS NP23	362.291	14.98	5,427
	1,021.914		$ 15,572

ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,650.524	$ 11.93	$ 91,271
	7,650.524		$ 91,271

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	65,217.944	$ 15.10	$ 984,791
Contracts in accumulation period:
ING Custom Choice 65	5,255.592	12.72	66,851
ING MAP PLUS NP5	6,185.300	14.81	91,604
ING MAP PLUS NP8	2,064.387	14.74	30,429
ING MAP PLUS NP11	3,682.008	14.68	54,052
ING MAP PLUS NP13	467.242	14.64	6,840
ING MAP PLUS NP15	480.891	14.59	7,016
ING MAP PLUS NP17	3,049.469	14.55	44,370
ING MAP PLUS NP20	53,135.989	14.49	769,940
ING MAP PLUS NP21	5,231.536	14.47	75,700
ING MAP PLUS NP23	573.513	14.43	8,276
ING MAP PLUS NP27	1,426.190	14.34	20,452
ING MAP PLUS NP32	84.999	14.24	1,210
Qualified VI	726,952.271	17.29	12,569,005
Qualified X (1.15)	34,396.657	17.37	597,470
Qualified X (1.25)	180,209.285	17.29	3,115,819

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value
Portfolio - Service Class (continued)
Qualified XII (0.05)	42,587.661	$ 18.11	$ 771,263
Qualified XII (0.35)	2,132.292	18.03	38,445
Qualified XII (0.50)	41,969.497	17.91	751,674
Qualified XII (0.55)	24,895.344	17.87	444,880
Qualified XII (0.60)	49,023.425	17.82	873,597
Qualified XII (0.65)	6,637.393	17.78	118,013
Qualified XII (0.70)	53,618.515	17.74	951,192
Qualified XII (0.75)	13,387.698	17.70	236,962
Qualified XII (0.80)	29,219.781	17.66	516,021
Qualified XII (0.85)	49,539.624	17.62	872,888
Qualified XII (0.90)	11,185.052	17.58	196,633
Qualified XII (0.95)	59,139.512	17.53	1,036,716
Qualified XII (1.00)	296,417.894	17.49	5,184,349
Qualified XII (1.05)	27,635.637	17.45	482,242
Qualified XII (1.10)	13,439.414	17.41	233,980
Qualified XII (1.15)	17,947.440	17.37	311,747
Qualified XII (1.20)	7,599.494	17.33	131,699
Qualified XII (1.25)	16,290.174	17.29	281,657
Qualified XII (1.35)	158.155	17.21	2,722
Qualified XII (1.40)	3,141.281	17.17	53,936
Qualified XII (1.45)	820.489	17.13	14,055
Qualified XV	1,455.419	17.53	25,513
Qualified XVI	13,589.590	17.09	232,246
Qualified XVII	1,333.098	17.29	23,049
Qualified XVIII	1,358.626	17.49	23,762
Qualified XXI	6,966.531	17.66	123,029
Qualified XXV	6,758.369	17.70	119,623
Qualified XXVI	3,471.245	17.58	61,024
Qualified XXXII	1,573.781	15.04	23,670
	1,891,705.704		$ 32,580,412

ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,522.881	$ 11.18	$ 17,026
	1,522.881		$ 17,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
Currently payable annuity contracts:	12,752.069	$13.70 to $16.76	$ 192,373
Contracts in accumulation period:
ING Custom Choice 65	38,472.039	13.20	507,831
Qualified V	1,245.432	16.48	20,525
Qualified VI	4,760,299.511	16.76	79,782,620
Qualified VIII	7,079.702	17.54	124,178
Qualified X (1.15)	352,120.190	16.98	5,979,001
Qualified X (1.25)	306,231.951	16.76	5,132,447
Qualified XII (0.00)	1.122	10.69	12
Qualified XII (0.05)	67,185.486	17.96	1,206,651
Qualified XII (0.25)	5,016.072	10.46	52,468
Qualified XII (0.35)	32,281.475	10.37	334,759
Qualified XII (0.40)	357,093.128	11.99	4,281,547
Qualified XII (0.45)	869.923	10.28	8,943
Qualified XII (0.50)	285,288.620	10.09	2,878,562
Qualified XII (0.55)	87,303.765	10.19	889,625
Qualified XII (0.60)	197,475.011	10.15	2,004,371
Qualified XII (0.65)	50,828.383	10.11	513,875
Qualified XII (0.70)	502,477.255	10.06	5,054,921
Qualified XII (0.75)	525,292.227	10.02	5,263,428
Qualified XII (0.80)	855,439.320	10.77	9,213,081
Qualified XII (0.85)	717,497.487	11.59	8,315,796
Qualified XII (0.90)	44,645.408	10.33	461,187
Qualified XII (0.95)	470,101.767	11.46	5,387,366
Qualified XII (1.00)	2,250,202.217	11.40	25,652,305
Qualified XII (1.05)	254,688.059	11.34	2,888,163
Qualified XII (1.10)	87,543.706	11.28	987,493
Qualified XII (1.15)	135,011.974	11.22	1,514,834
Qualified XII (1.20)	25,298.057	11.16	282,326
Qualified XII (1.25)	62,516.024	11.10	693,928
Qualified XII (1.30)	3,227.607	11.04	35,633
Qualified XII (1.35)	3,179.278	10.99	34,940
Qualified XII (1.40)	23,137.261	10.93	252,890
Qualified XII (1.45)	1,955.708	10.87	21,259
Qualified XII (1.50)	7,273.415	10.81	78,626
Qualified XV	16,449.605	17.27	284,085
Qualified XVI	87,340.245	16.35	1,428,013
Qualified XVII	5,817.238	16.76	97,497
Qualified XVIII	8,551.430	16.76	143,322
Qualified XXI	83,164.458	17.47	1,452,883
Qualified XXII	126.441	17.76	2,246
Qualified XXV	30,355.540	17.29	524,847
Qualified XXVI	15,640.336	17.13	267,919
Qualified XXVII	1,364,568.150	17.16	23,415,989
Qualified XXVIII	289,521.906	17.10	4,950,825
Qualified XXXII	13,020.527	13.66	177,860
Qualified XXXVI	85,780.545	11.95	1,025,078
	14,531,367.070		$ 203,818,528

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	186.045	$ 12.63	$ 2,350
ING MAP PLUS NP10	640.042	12.54	8,026
ING MAP PLUS NP17	4,679.768	12.41	58,076
ING MAP PLUS NP26	1,114.000	12.25	13,647
	6,619.855		$ 82,099

ING Legg Mason Partners Large Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,128.996	$ 10.55	$ 33,011
	3,128.996		$ 33,011

ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Qualified X (1.15)	7,914.702	$ 11.07	$ 87,616
Qualified X (1.25)	32,640.005	11.05	360,672
Qualified XII (0.80)	285.768	11.15	3,186
Qualified XII (0.95)	49,808.580	11.12	553,871
Qualified XII (1.10)	20,841.325	11.08	230,922
Qualified XVIII	2,999.573	11.05	33,145
Qualified XXVII	222,276.219	11.61	2,580,627
	336,766.172		$ 3,850,039

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	4,824.069	$ 10.47	$ 50,508
Qualified XII (0.50)	1,789.709	10.53	18,846
Qualified XII (0.70)	554.020	10.51	5,823
Qualified XII (0.75)	113.167	10.51	1,189
Qualified XII (0.85)	1,188.857	10.50	12,483
Qualified XII (0.90)	8.811	10.50	93
Qualified XII (0.95)	273.466	10.49	2,869
Qualified XII (1.00)	11,007.969	10.49	115,474
Qualified XII (1.05)	531.797	10.49	5,579
Qualified XII (1.10)	731.721	10.48	7,668
Qualified XII (1.15)	69.838	10.48	732
Qualified XII (1.30)	1,018.511	10.47	10,664
	22,111.935		$ 231,928

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	130.559	$ 11.22	$ 1,465
	130.559		$ 1,465

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING OpCap Balanced Value Portfolio - Service Class
Currently payable annuity contracts:	25,678.543	$11.82 to $12.52	$ 320,622
Contracts in accumulation period:
ING Custom Choice 62	75.012	12.15	911
Qualified VI	380,663.598	14.94	5,687,114
Qualified VIII	891.133	14.93	13,305
Qualified X (1.15)	13,120.511	13.00	170,567
Qualified X (1.25)	97,235.909	12.40	1,205,725
Qualified XII (0.50)	36,063.446	15.52	559,705
Qualified XII (0.55)	3,679.747	15.48	56,962
Qualified XII (0.60)	4,482.937	15.44	69,217
Qualified XII (0.65)	5,230.801	15.40	80,554
Qualified XII (0.70)	17,102.818	15.36	262,699
Qualified XII (0.75)	16,313.069	15.32	249,916
Qualified XII (0.80)	8,146.169	15.28	124,473
Qualified XII (0.85)	26,873.023	15.25	409,814
Qualified XII (0.90)	6,637.020	15.21	100,949
Qualified XII (0.95)	36,224.980	15.17	549,533
Qualified XII (1.00)	177,628.486	15.13	2,687,519
Qualified XII (1.05)	5,645.645	15.09	85,193
Qualified XII (1.10)	11,134.654	15.05	167,577
Qualified XII (1.15)	6,767.071	15.01	101,574
Qualified XII (1.20)	1,475.155	14.97	22,083
Qualified XII (1.25)	16,666.961	14.94	249,004
Qualified XII (1.30)	29.181	14.90	435
Qualified XII (1.35)	312.657	14.86	4,646
Qualified XII (1.40)	1,659.252	14.82	24,590
Qualified XII (1.45)	144.843	14.78	2,141
Qualified XII (1.50)	38.520	14.74	568
Qualified XV	624.230	15.17	9,470
Qualified XVI	9,831.771	14.74	144,920
Qualified XVII	1,913.009	14.94	28,580
Qualified XVIII	1,058.027	13.09	13,850
Qualified XXI	3,192.311	15.28	48,779
Qualified XXV	1,084.522	15.32	16,615
Qualified XXVI	744.177	15.21	11,319
Qualified XXXII	1,407.012	12.43	17,489
	919,776.200		$ 13,498,418

ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,824.752	$ 12.26	$ 95,931
	7,824.752		$ 95,931

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	192,146.213	$13.50 to $13.63	$ 2,615,119
Contracts in accumulation period:
ING Custom Choice 62	3,667.977	13.57	49,774
ING Custom Choice 65	140,304.814	14.14	1,983,910
ING MAP PLUS NP5	10,091.398	13.81	139,362
ING MAP PLUS NP6	5,405.192	13.79	74,538
ING MAP PLUS NP8	6,104.147	13.77	84,054
ING MAP PLUS NP10	18,663.551	13.74	256,437
ING MAP PLUS NP11	15,151.884	13.73	208,035
ING MAP PLUS NP12	10,932.553	13.72	149,995
ING MAP PLUS NP13	1,086.491	13.70	14,885
ING MAP PLUS NP14	473.114	13.69	6,477
ING MAP PLUS NP15	37,600.422	13.68	514,374
ING MAP PLUS NP16	4,464.034	13.67	61,023
ING MAP PLUS NP17	8,014.155	13.65	109,393
ING MAP PLUS NP18	14,060.601	13.64	191,787
ING MAP PLUS NP19	14,323.387	13.63	195,228
ING MAP PLUS NP20	44,868.978	13.61	610,667
ING MAP PLUS NP21	3,931.674	13.60	53,471
ING MAP PLUS NP23	7,050.711	13.58	95,749
ING MAP PLUS NP24	3,521.553	13.56	47,752
ING MAP PLUS NP25	83.959	13.55	1,138
ING MAP PLUS NP26	2,225.500	13.54	30,133
ING MAP PLUS NP27	2,929.089	13.52	39,601
ING MAP PLUS NP28	651.016	13.51	8,795
ING MAP PLUS NP29	6,906.399	13.50	93,236
ING MAP PLUS NP30	4,102.004	13.49	55,336
ING MAP PLUS NP32	2,733.442	13.46	36,792
Qualified V	3,573.159	13.53	48,345
Qualified VI	23,257,569.060	13.57	315,605,212
Qualified VIII	17,383.356	13.57	235,892
Qualified X (1.15)	699,965.349	13.60	9,519,529
Qualified X (1.25)	2,108,050.325	13.57	28,606,243
Qualified XII (0.05)	480,117.345	14.50	6,961,702
Qualified XII (0.15)	16,753.842	14.40	241,255
Qualified XII (0.25)	445,063.427	13.83	6,155,227
Qualified XII (0.30)	18.268	13.82	252
Qualified XII (0.35)	129,996.330	13.81	1,795,249
Qualified XII (0.40)	764,197.450	14.32	10,943,307
Qualified XII (0.45)	2,750.219	13.78	37,898
Qualified XII (0.50)	1,129,666.062	14.35	16,210,708
Qualified XII (0.55)	224,971.724	14.26	3,208,097
Qualified XII (0.55)	485,350.603	14.26	6,921,100

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global
Portfolio - Initial Class (continued)
Qualified XII (0.60)	680,411.382	$ 13.74	$ 9,348,852
Qualified XII (0.65)	337,775.019	13.73	4,637,651
Qualified XII (0.70)	1,015,148.761	13.72	13,927,841
Qualified XII (0.75)	1,839,328.935	13.70	25,198,806
Qualified XII (0.80)	4,138,977.590	14.26	59,021,820
Qualified XII (0.85)	2,140,393.700	13.68	29,280,586
Qualified XII (0.90)	176,432.155	14.23	2,510,630
Qualified XII (0.95)	1,776,077.007	13.65	24,243,451
Qualified XII (1.00)	7,528,235.212	13.64	102,685,128
Qualified XII (1.05)	946,570.623	13.63	12,901,758
Qualified XII (1.10)	484,189.316	13.61	6,589,817
Qualified XII (1.15)	503,672.233	14.15	7,126,962
Qualified XII (1.20)	206,257.834	13.59	2,803,044
Qualified XII (1.25)	382,245.094	14.12	5,397,301
Qualified XII (1.30)	12,182.574	14.11	171,896
Qualified XII (1.35)	40,348.722	13.55	546,725
Qualified XII (1.40)	109,286.295	13.54	1,479,736
Qualified XII (1.45)	22,249.656	13.52	300,815
Qualified XII (1.50)	24,167.007	13.51	326,496
Qualified XV	137,982.227	13.65	1,883,457
Qualified XVI	574,314.573	13.51	7,758,990
Qualified XVII	62,549.063	13.57	848,791
Qualified XVIII	72,615.824	13.57	985,397
Qualified XXI	335,930.412	13.69	4,598,887
Qualified XXII	1,816.467	13.78	25,031
Qualified XXV	193,627.153	13.70	2,652,692
Qualified XXVI	121,764.996	13.66	1,663,310
Qualified XXVII	9,479,603.484	13.62	129,112,199
Qualified XXVIII	3,302,549.410	13.62	44,980,723
Qualified XXXII	72,126.997	13.57	978,763
Qualified XXXIII (0.65)	43,000.645	13.73	590,399
Qualified XXXVI	188,202.553	13.75	2,587,785
	67,276,953.696		$ 921,382,816

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.877	$ 15.98	$ 14
Qualified X (1.15)	3,379.595	16.06	54,276
Qualified X (1.25)	4,809.039	15.98	76,848
Qualified XII (1.00)	3,036.662	16.17	49,103
	11,226.173		$ 180,241

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	11,651.635	$ 10.88	$ 126,770
	11,651.635		$ 126,770

ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:	144,450.379	$10.71 to $10.90	$ 1,571,510
Contracts in accumulation period:
ING Custom Choice 65	23,633.392	11.01	260,204
Qualified V	2,659.537	10.68	28,404
Qualified VI	3,448,907.387	10.72	36,972,287
Qualified VIII	2,153.143	10.71	23,060
Qualified X (1.15)	111,708.010	10.74	1,199,744
Qualified X (1.25)	313,406.219	10.72	3,359,715
Qualified XII (0.00)	8.153	10.97	89
Qualified XII (0.05)	118,895.741	11.11	1,320,932
Qualified XII (0.25)	124,183.875	10.92	1,356,088
Qualified XII (0.35)	8,167.531	10.90	89,026
Qualified XII (0.40)	569,481.536	11.01	6,269,992
Qualified XII (0.45)	10.653	10.88	116
Qualified XII (0.50)	240,768.882	10.99	2,646,050
Qualified XII (0.55)	168,266.605	10.86	1,827,375
Qualified XII (0.60)	122,435.647	10.85	1,328,427
Qualified XII (0.65)	68,831.419	10.94	753,016
Qualified XII (0.70)	275,969.460	10.83	2,988,749
Qualified XII (0.75)	244,612.003	10.91	2,668,717
Qualified XII (0.80)	547,902.973	10.92	5,983,100
Qualified XII (0.85)	428,034.911	10.91	4,669,861
Qualified XII (0.90)	62,147.228	10.90	677,405
Qualified XII (0.95)	449,204.686	10.78	4,842,427
Qualified XII (1.00)	1,245,768.414	10.88	13,553,960
Qualified XII (1.05)	132,596.114	10.76	1,426,734
Qualified XII (1.10)	108,133.935	10.75	1,162,440
Qualified XII (1.15)	98,485.703	10.84	1,067,585
Qualified XII (1.20)	65,198.951	10.83	706,105
Qualified XII (1.25)	127,633.420	10.82	1,380,994
Qualified XII (1.30)	10,233.799	10.81	110,627
Qualified XII (1.35)	17,225.832	10.70	184,316
Qualified XII (1.40)	31,039.861	10.83	336,162
Qualified XII (1.45)	11,423.653	10.68	122,005
Qualified XII (1.50)	1,060.012	10.67	11,310
Qualified XV	18,642.506	10.78	200,966
Qualified XVI	89,383.306	10.67	953,720

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income
Portfolio - Initial Class (continued)
Qualified XVII	10,309.972	$ 10.72	$ 110,523
Qualified XVIII	8,699.763	10.72	93,261
Qualified XXI	30,773.253	10.81	332,659
Qualified XXV	14,881.264	10.82	161,015
Qualified XXVI	22,203.333	10.79	239,574
Qualified XXVII	685,844.707	10.89	7,468,849
Qualified XXVIII	159,601.520	10.89	1,738,061
Qualified XXXII	8,771.236	10.72	94,028
Qualified XXXIII (0.65)	16,375.416	10.84	177,510
Qualified XXXVI	39,656.535	10.86	430,670
	10,429,781.875		$ 112,899,368

ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,596.651	$ 10.51	$ 269,021
	25,596.651		$ 269,021

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	65,924.741	$ 10.89	$ 717,920
Contracts in accumulation period:
ING Custom Choice 62	1,440.117	10.80	15,553
ING Custom Choice 65	21,348.544	10.52	224,587
ING MAP PLUS NP5	169.216	10.92	1,848
ING MAP PLUS NP6	16,926.071	10.90	184,494
ING MAP PLUS NP8	67.131	10.87	730
ING MAP PLUS NP10	26,370.832	10.84	285,860
ING MAP PLUS NP11	29,286.282	10.82	316,878
ING MAP PLUS NP12	26,195.954	10.81	283,178
ING MAP PLUS NP13	8,917.082	10.79	96,215
ING MAP PLUS NP14	23,802.216	10.78	256,588
ING MAP PLUS NP15	38,338.550	10.76	412,523
ING MAP PLUS NP16	1,186.525	10.75	12,755
ING MAP PLUS NP17	1,566.761	10.73	16,811
ING MAP PLUS NP18	22,054.141	10.71	236,200
ING MAP PLUS NP20	64,234.077	10.68	686,020
ING MAP PLUS NP21	9,805.827	10.67	104,628
ING MAP PLUS NP22	602.869	10.65	6,421
ING MAP PLUS NP23	3,056.493	10.64	32,521
ING MAP PLUS NP24	339.685	10.62	3,607
ING MAP PLUS NP26	12,372.641	10.59	131,026
ING MAP PLUS NP27	9,474.443	10.58	100,240
ING MAP PLUS NP28	9,009.121	10.56	95,136

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return
Portfolio - Service Class (continued)
ING MAP PLUS NP29	44.163	$ 10.55	$ 466
ING MAP PLUS NP30	6,874.483	10.53	72,388
ING MAP PLUS NP32	3,586.064	10.50	37,654
Qualified VI	1,745,604.755	11.75	20,510,856
Qualified VIII	730.804	11.74	8,580
Qualified X (1.15)	33,117.553	11.80	390,787
Qualified X (1.25)	144,933.535	11.75	1,702,969
Qualified XII (0.35)	1,919.299	12.25	23,511
Qualified XII (0.50)	88,336.465	12.17	1,075,055
Qualified XII (0.55)	14,458.610	12.14	175,528
Qualified XII (0.60)	46,473.901	12.11	562,799
Qualified XII (0.65)	167,215.018	12.08	2,019,957
Qualified XII (0.70)	152,071.335	12.05	1,832,460
Qualified XII (0.75)	82,833.706	12.03	996,489
Qualified XII (0.80)	204,493.312	12.00	2,453,920
Qualified XII (0.85)	126,953.283	11.97	1,519,631
Qualified XII (0.90)	42,707.955	11.94	509,933
Qualified XII (0.95)	259,804.530	11.91	3,094,272
Qualified XII (1.00)	622,697.632	11.89	7,403,875
Qualified XII (1.05)	127,859.421	11.86	1,516,413
Qualified XII (1.10)	34,960.366	11.83	413,581
Qualified XII (1.15)	33,799.881	11.80	398,839
Qualified XII (1.20)	23,365.239	11.78	275,243
Qualified XII (1.25)	69,752.510	11.75	819,592
Qualified XII (1.30)	1,369.166	11.72	16,047
Qualified XII (1.35)	11,059.444	11.69	129,285
Qualified XII (1.40)	16,540.846	11.67	193,032
Qualified XII (1.45)	9,813.757	11.64	114,232
Qualified XII (1.50)	4,056.140	11.61	47,092
Qualified XV	9,477.815	11.91	112,881
Qualified XVI	41,378.259	11.61	480,402
Qualified XVII	3,487.328	11.75	40,976
Qualified XVIII	837.727	11.89	9,961
Qualified XXI	8,008.520	12.00	96,102
Qualified XXV	8,157.347	12.03	98,133
Qualified XXVI	7,974.653	11.94	95,217
Qualified XXVII	600,663.163	10.89	6,541,222
Qualified XXVIII	224,513.657	11.89	2,669,467
Qualified XXXII	1,087.650	10.69	11,627
Qualified XXXIII (0.40)	19,114.440	12.26	234,343
	5,394,623.051		$ 62,926,556

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	112.436	$ 10.65	$ 1,197
Qualified VI	45,396.717	10.58	480,297
Qualified X (1.15)	394.129	10.58	4,170
Qualified X (1.25)	2,336.017	10.58	24,715
Qualified XII (0.00)	2.090	10.66	22
Qualified XII (0.40)	199.597	10.64	2,124
Qualified XII (0.50)	17,939.275	10.63	190,694
Qualified XII (0.65)	8.933	10.62	95
Qualified XII (0.70)	1,562.202	10.61	16,575
Qualified XII (0.75)	22.603	10.61	240
Qualified XII (0.80)	4.776	10.61	51
Qualified XII (0.85)	152.453	10.60	1,616
Qualified XII (0.90)	29.461	10.60	312
Qualified XII (0.95)	2,268.199	10.60	24,043
Qualified XII (1.00)	18,525.456	10.59	196,185
Qualified XII (1.05)	2,756.411	10.59	29,190
Qualified XII (1.10)	1,034.483	10.59	10,955
Qualified XII (1.15)	63.539	10.58	672
Qualified XII (1.20)	471.176	10.58	4,985
Qualified XII (1.25)	615.523	10.58	6,512
Qualified XII (1.35)	23.464	10.57	248
Qualified XII (1.40)	120.692	10.56	1,275
Qualified XVI	277.746	10.56	2,933
Qualified XXI	1.889	10.61	20
Qualified XXVI	48.854	10.60	518
	94,368.121		$ 999,644

ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	194.185	$ 10.60	$ 2,058
ING MAP PLUS NP22	218.687	10.57	2,312
ING MAP PLUS NP25	178.012	10.56	1,880
	590.884		$ 6,250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	5,920.597	$ 11.83	$ 70,041
ING MAP PLUS NP6	14,466.649	11.82	170,996
ING MAP PLUS NP8	39,035.706	11.80	460,621
ING MAP PLUS NP9	17,279.302	11.79	203,723
ING MAP PLUS NP10	3,936.684	11.78	46,374
ING MAP PLUS NP11	8,030.449	11.77	94,518
ING MAP PLUS NP14	4,711.735	11.74	55,316
ING MAP PLUS NP15	63,224.156	11.73	741,619
ING MAP PLUS NP16	3,437.453	11.72	40,287
ING MAP PLUS NP17	12,542.412	11.71	146,872
ING MAP PLUS NP18	2,518.326	11.70	29,464
ING MAP PLUS NP19	429.428	11.70	5,024
ING MAP PLUS NP21	32,412.650	11.68	378,580
ING MAP PLUS NP22	26,167.470	11.67	305,374
ING MAP PLUS NP23	6.070	11.66	71
ING MAP PLUS NP25	344.122	11.64	4,006
ING MAP PLUS NP26	1,100.389	11.63	12,798
ING MAP PLUS NP28	2,295.595	11.61	26,652
ING MAP PLUS NP29	1,812.395	11.60	21,024
ING MAP PLUS NP32	15.486	11.57	179
Qualified XXXV	3,225.580	11.27	36,352
	242,912.654		$ 2,849,891

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	8,675.374	$ 11.90	$ 103,237
Qualified VI	317,056.316	11.68	3,703,218
Qualified X (1.15)	49,511.445	11.70	579,284
Qualified X (1.25)	63,729.099	11.68	744,356
Qualified XII (0.00)	1.877	11.93	22
Qualified XII (0.05)	14,941.811	11.93	178,256
Qualified XII (0.15)	15,185.959	11.90	180,713
Qualified XII (0.35)	159,880.640	11.86	1,896,184
Qualified XII (0.50)	44,451.846	11.83	525,865
Qualified XII (0.55)	138,732.407	11.82	1,639,817
Qualified XII (0.60)	74,710.396	11.81	882,330
Qualified XII (0.65)	1,169.553	11.80	13,801
Qualified XII (0.70)	5,274.357	11.79	62,185
Qualified XII (0.75)	74,166.909	11.78	873,686
Qualified XII (0.80)	394.977	11.77	4,649
Qualified XII (0.85)	37,316.832	11.76	438,846

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Service Class (continued)
Qualified XII (0.90)	56,247.206	$ 11.75	$ 660,905
Qualified XII (0.95)	87,654.130	11.74	1,029,059
Qualified XII (1.00)	25,145.592	11.73	294,958
Qualified XII (1.05)	12,403.085	11.72	145,364
Qualified XII (1.10)	5,346.738	11.71	62,610
Qualified XII (1.15)	28,239.526	11.70	330,402
Qualified XII (1.20)	351.755	11.69	4,112
Qualified XII (1.25)	9,286.991	11.68	108,472
Qualified XII (1.30)	499.380	11.67	5,828
Qualified XII (1.35)	1,232.744	11.67	14,386
Qualified XII (1.40)	2,470.574	11.66	28,807
Qualified XII (1.45)	35.606	11.65	415
Qualified XV	11,030.357	11.74	129,496
Qualified XVI	9,030.977	11.64	105,121
Qualified XVII	12,433.397	11.68	145,222
Qualified XVIII	6,124.209	11.68	71,531
Qualified XXI	5,713.348	11.77	67,246
Qualified XXVI	24.374	11.75	286
Qualified XXXII	3,091.578	11.68	36,110
Qualified XXXVI	12,037.747	11.82	142,286
	1,293,599.112		$ 15,209,065

ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	39,447.854	$ 12.29	$ 484,814
ING MAP PLUS NP6	16,627.036	12.28	204,180
ING MAP PLUS NP8	38,697.546	12.25	474,045
ING MAP PLUS NP9	2,151.029	12.24	26,329
ING MAP PLUS NP10	432.750	12.23	5,293
ING MAP PLUS NP11	19,999.498	12.22	244,394
ING MAP PLUS NP14	9,014.007	12.19	109,881
ING MAP PLUS NP15	117,762.750	12.18	1,434,350
ING MAP PLUS NP17	14,835.387	12.16	180,398
ING MAP PLUS NP18	3,876.069	12.15	47,094
ING MAP PLUS NP19	21,894.017	12.14	265,793
ING MAP PLUS NP21	26,835.406	12.12	325,245
ING MAP PLUS NP22	35,484.174	12.11	429,713
ING MAP PLUS NP23	708.629	12.10	8,574
ING MAP PLUS NP26	1,838.633	12.07	22,192
ING MAP PLUS NP28	526.387	12.05	6,343
ING MAP PLUS NP29	3,805.357	12.04	45,816
ING MAP PLUS NP31	1,211.773	12.02	14,566
ING MAP PLUS NP32	5,085.674	12.01	61,079
	360,233.976		$ 4,390,099

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,916.381	$ 12.35	$ 23,667
Qualified VI	382,745.594	12.13	4,642,704
Qualified X (1.15)	4,687.426	12.15	56,952
Qualified X (1.25)	46,778.582	12.13	567,424
Qualified XII (0.05)	3,032.328	12.38	37,540
Qualified XII (0.15)	217,848.385	12.35	2,690,428
Qualified XII (0.35)	182,203.916	12.31	2,242,930
Qualified XII (0.50)	25,973.157	12.28	318,950
Qualified XII (0.55)	72,194.358	12.27	885,825
Qualified XII (0.60)	105,386.023	12.26	1,292,033
Qualified XII (0.65)	7,747.180	12.25	94,903
Qualified XII (0.70)	23,474.609	12.24	287,329
Qualified XII (0.75)	54,160.615	12.23	662,384
Qualified XII (0.80)	5,852.034	12.22	71,512
Qualified XII (0.85)	20,669.251	12.21	252,372
Qualified XII (0.90)	41,050.938	12.20	500,821
Qualified XII (0.95)	113,866.436	12.19	1,388,032
Qualified XII (1.00)	55,397.604	12.18	674,743
Qualified XII (1.05)	17,886.404	12.17	217,678
Qualified XII (1.10)	15,282.607	12.16	185,837
Qualified XII (1.15)	16,553.063	12.15	201,120
Qualified XII (1.20)	5,561.777	12.14	67,520
Qualified XII (1.25)	3,473.824	12.13	42,137
Qualified XII (1.30)	2,596.455	12.12	31,469
Qualified XII (1.35)	55.539	12.11	673
Qualified XII (1.40)	5,026.031	12.10	60,815
Qualified XII (1.45)	951.888	12.09	11,508
Qualified XII (1.50)	1,452.217	12.08	17,543
Qualified XV	215.844	12.19	2,631
Qualified XVI	7,127.397	12.08	86,099
Qualified XVII	10,607.690	12.13	128,671
Qualified XXI	21,571.539	12.22	263,604
Qualified XXVI	140.939	12.20	1,719
Qualified XXXII	989.214	12.13	11,999
Qualified XXXVI	13,234.795	12.27	162,391
	1,487,712.040		$ 18,183,963

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	11,262.076	$ 12.64	$ 142,353
ING MAP PLUS NP6	27,240.884	12.63	344,052
ING MAP PLUS NP8	37,888.413	12.60	477,394
ING MAP PLUS NP9	4,513.229	12.59	56,822
ING MAP PLUS NP11	34,518.902	12.57	433,903
ING MAP PLUS NP14	7,289.242	12.54	91,407
ING MAP PLUS NP15	92,491.725	12.53	1,158,921
ING MAP PLUS NP17	19,962.323	12.51	249,729
ING MAP PLUS NP18	5,174.545	12.50	64,682
ING MAP PLUS NP21	10,791.222	12.47	134,567
ING MAP PLUS NP22	46,655.253	12.46	581,324
ING MAP PLUS NP25	163.505	12.43	2,032
ING MAP PLUS NP26	1,440.039	12.42	17,885
ING MAP PLUS NP28	1,254.754	12.40	15,559
ING MAP PLUS NP29	4,217.462	12.39	52,254
ING MAP PLUS NP30	578.078	12.37	7,151
ING MAP PLUS NP32	972.651	12.35	12,012
Qualified XXXV	1,003.883	11.69	11,735
	307,418.186		$ 3,853,782

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	3,670.441	$ 12.70	$ 46,615
Qualified VI	270,076.246	12.47	3,367,851
Qualified X (1.15)	2,766.604	12.49	34,555
Qualified X (1.25)	5,619.910	12.47	70,080
Qualified XII (0.05)	7,883.601	12.74	100,437
Qualified XII (0.15)	7,111.443	12.70	90,315
Qualified XII (0.35)	221,134.444	12.66	2,799,562
Qualified XII (0.50)	31,163.769	12.63	393,598
Qualified XII (0.55)	62,393.316	12.62	787,404
Qualified XII (0.60)	48,992.188	12.61	617,791
Qualified XII (0.65)	4,364.171	12.60	54,989
Qualified XII (0.70)	12,390.357	12.59	155,995
Qualified XII (0.75)	34,727.766	12.58	436,875
Qualified XII (0.80)	724.842	12.57	9,111
Qualified XII (0.85)	8,500.693	12.56	106,769

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2035 Portfolio - Service Class (continued)
Qualified XII (0.90)	17,858.284	$ 12.55	$ 224,121
Qualified XII (0.95)	98,929.044	12.54	1,240,570
Qualified XII (1.00)	37,686.724	12.53	472,215
Qualified XII (1.05)	23,120.810	12.52	289,473
Qualified XII (1.10)	2,582.403	12.50	32,280
Qualified XII (1.15)	23,517.289	12.49	293,731
Qualified XII (1.20)	2,549.560	12.48	31,819
Qualified XII (1.25)	11,636.468	12.47	145,107
Qualified XII (1.30)	316.571	12.46	3,944
Qualified XII (1.40)	7,592.908	12.44	94,456
Qualified XII (1.45)	77.451	12.43	963
Qualified XII (1.50)	424.878	12.42	5,277
Qualified XVI	1,702.301	12.42	21,143
Qualified XXI	4,566.622	12.57	57,402
Qualified XXV	46.880	12.58	590
Qualified XXVI	29.743	12.55	373
Qualified XXXVI	1,714.005	12.62	21,631
	955,871.732		$ 12,007,042

ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	997.613	$ 12.99	$ 12,959
ING MAP PLUS NP6	17,947.481	12.98	232,958
ING MAP PLUS NP8	25,563.610	12.96	331,304
ING MAP PLUS NP9	5,266.135	12.95	68,196
ING MAP PLUS NP10	367.100	12.93	4,747
ING MAP PLUS NP11	12,541.266	12.92	162,033
ING MAP PLUS NP13	9,885.129	12.90	127,518
ING MAP PLUS NP14	1,839.947	12.89	23,717
ING MAP PLUS NP15	79,684.605	12.88	1,026,338
ING MAP PLUS NP16	5.860	12.87	75
ING MAP PLUS NP17	10,046.122	12.86	129,193
ING MAP PLUS NP18	1,398.299	12.85	17,968
ING MAP PLUS NP19	101.174	12.84	1,299
ING MAP PLUS NP21	1,370.419	12.82	17,569
ING MAP PLUS NP22	1,890.351	12.81	24,215
ING MAP PLUS NP25	1.287	12.77	16
ING MAP PLUS NP26	175.158	12.76	2,235
ING MAP PLUS NP28	2,894.883	12.74	36,881
ING MAP PLUS NP29	786.271	12.73	10,009
ING MAP PLUS NP30	192.616	12.72	2,450
ING MAP PLUS NP31	787.382	12.71	10,008
ING MAP PLUS NP32	624.039	12.70	7,925
	174,366.747		$ 2,249,613

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	14,143.492	$ 13.04	$ 184,431
Qualified VI	192,260.362	12.81	2,462,855
Qualified X (1.15)	6,682.315	12.83	85,734
Qualified X (1.25)	17,138.511	12.81	219,544
Qualified XII (0.05)	7,199.277	13.08	94,167
Qualified XII (0.15)	19,579.812	13.05	255,517
Qualified XII (0.35)	67,196.115	13.01	874,221
Qualified XII (0.50)	15,262.950	12.97	197,960
Qualified XII (0.55)	22,035.790	12.96	285,584
Qualified XII (0.60)	22,333.377	12.95	289,217
Qualified XII (0.65)	2,319.243	12.94	30,011
Qualified XII (0.70)	3,580.295	12.93	46,293
Qualified XII (0.75)	21,097.783	12.92	272,583
Qualified XII (0.80)	5,315.021	12.91	68,617
Qualified XII (0.85)	7,939.786	12.90	102,423
Qualified XII (0.90)	9,507.279	12.89	122,549
Qualified XII (0.95)	40,245.227	12.88	518,359
Qualified XII (1.00)	66,361.043	12.87	854,067
Qualified XII (1.05)	15,839.138	12.85	203,533
Qualified XII (1.10)	4,649.546	12.84	59,700
Qualified XII (1.15)	5,417.272	12.83	69,504
Qualified XII (1.20)	2,224.653	12.82	28,520
Qualified XII (1.25)	4,297.892	12.81	55,056
Qualified XII (1.30)	130.666	12.80	1,673
Qualified XII (1.35)	18.808	12.79	241
Qualified XII (1.40)	5,998.155	12.78	76,656
Qualified XII (1.45)	35.774	12.77	457
Qualified XVI	6,472.878	12.76	82,594
Qualified XXI	3,166.227	12.91	40,876
Qualified XXVI	4.689	12.89	60
Qualified XXXVI	195.475	12.96	2,533
	588,648.851		$ 7,585,535

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	3,967.984	$ 11.07	$ 43,926
ING MAP PLUS NP6	36,059.297	11.06	398,816
ING MAP PLUS NP8	70,931.283	11.04	783,081
ING MAP PLUS NP11	4,424.775	11.01	48,717
ING MAP PLUS NP14	158.808	10.99	1,745
ING MAP PLUS NP15	28,808.256	10.98	316,315
ING MAP PLUS NP17	61.806	10.96	677
ING MAP PLUS NP18	708.321	10.95	7,756
ING MAP PLUS NP21	4,889.614	10.92	53,395
ING MAP PLUS NP22	0.916	10.91	10
ING MAP PLUS NP25	7.463	10.89	81
ING MAP PLUS NP26	112.950	10.88	1,229
ING MAP PLUS NP28	8.370	10.86	91
ING MAP PLUS NP29	68.652	10.85	745
	150,208.495		$ 1,656,584

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	81,540.626	$ 10.92	$ 890,424
Qualified X (1.15)	7,039.343	10.94	77,010
Qualified X (1.25)	41,194.821	10.92	449,847
Qualified XII (0.15)	4,158.268	11.13	46,282
Qualified XII (0.35)	30,470.796	11.09	337,921
Qualified XII (0.50)	45,575.773	11.06	504,068
Qualified XII (0.55)	6,209.577	11.05	68,616
Qualified XII (0.60)	597.883	11.04	6,601
Qualified XII (0.65)	66.928	11.03	738
Qualified XII (0.70)	446.387	11.03	4,924
Qualified XII (0.75)	4,759.019	11.02	52,444
Qualified XII (0.80)	152.238	11.01	1,676
Qualified XII (0.85)	139.889	11.00	1,539
Qualified XII (0.90)	8,586.471	10.99	94,365
Qualified XII (0.95)	2,825.437	10.98	31,023
Qualified XII (1.00)	8,772.326	10.97	96,232
Qualified XII (1.05)	1,816.696	10.96	19,911
Qualified XII (1.10)	350.957	10.95	3,843
Qualified XII (1.20)	128.767	10.93	1,407
Qualified XII (1.25)	3,215.336	10.92	35,111
Qualified XII (1.40)	108.817	10.90	1,186
Qualified XII (1.45)	8.111	10.89	88
Qualified XVI	1,883.313	10.88	20,490
	250,047.779		$ 2,745,746

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,450.098	$ 11.31	$ 39,021
	3,450.098		$ 39,021

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts:	28,899.566	$ 12.10	$ 349,685
Contracts in accumulation period:
ING Custom Choice 65	110,006.954	12.72	1,399,288
ING MAP PLUS NP8	113.084	10.71	1,211
ING MAP PLUS NP12	20.223	10.69	216
ING MAP PLUS NP15	6.369	10.67	68
ING MAP PLUS NP18	1,015.834	10.65	10,819
ING MAP PLUS NP20	444.388	10.64	4,728
ING MAP PLUS NP29	77.808	10.59	824
Qualified V	1,691.314	11.92	20,160
Qualified VI	13,974,045.620	11.95	166,989,845
Qualified VIII	16,106.323	11.95	192,471
Qualified X (1.15)	393,556.570	11.98	4,714,808
Qualified X (1.25)	950,248.891	11.95	11,355,474
Qualified XII (0.05)	183,785.620	12.65	2,324,888
Qualified XII (0.25)	228,420.971	12.18	2,782,167
Qualified XII (0.35)	63,034.521	12.16	766,500
Qualified XII (0.45)	951.592	12.14	11,552
Qualified XII (0.50)	565,760.829	12.52	7,083,326
Qualified XII (0.55)	89,103.715	12.11	1,079,046
Qualified XII (0.55)	163,498.801	12.11	1,979,970
Qualified XII (0.60)	614,774.260	12.10	7,438,769
Qualified XII (0.65)	145,786.495	12.09	1,762,559
Qualified XII (0.70)	564,689.136	12.08	6,821,445
Qualified XII (0.75)	726,267.387	12.07	8,766,047
Qualified XII (0.80)	1,312,088.473	12.44	16,322,381
Qualified XII (0.85)	1,236,768.785	12.04	14,890,696
Qualified XII (0.90)	97,619.177	12.42	1,212,430
Qualified XII (0.95)	1,147,116.245	12.02	13,788,337
Qualified XII (1.00)	3,007,898.578	12.01	36,124,862
Qualified XII (1.05)	411,710.762	12.00	4,940,529
Qualified XII (1.10)	272,768.391	11.99	3,270,493
Qualified XII (1.15)	272,350.037	12.35	3,363,523
Qualified XII (1.20)	121,511.075	11.97	1,454,488
Qualified XII (1.25)	139,017.888	12.32	1,712,700
Qualified XII (1.30)	8,139.003	12.31	100,191

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class (continued)
Qualified XII (1.35)	28,554.281	11.93	340,653
Qualified XII (1.40)	62,135.786	11.92	740,659
Qualified XII (1.45)	5,425.647	11.91	64,619
Qualified XII (1.50)	14,603.170	11.90	173,778
Qualified XV	130,682.156	12.02	1,570,800
Qualified XVI	321,463.710	11.90	3,825,418
Qualified XVII	17,771.835	11.95	212,373
Qualified XVIII	38,008.696	11.95	454,204
Qualified XXI	298,591.329	12.06	3,601,011
Qualified XXII	95.188	12.14	1,156
Qualified XXV	192,168.880	12.07	2,319,478
Qualified XXVI	138,137.086	12.03	1,661,789
Qualified XXVII	4,225,985.690	12.09	51,092,167
Qualified XXVIII	435,740.063	12.09	5,268,097
Qualified XXXII	23,875.425	11.95	285,311
Qualified XXXVI	219,788.707	12.11	2,661,641
	33,002,322.334		$ 397,309,650

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	3,650.086	$ 12.27	$ 44,787
ING MAP PLUS NP8	1,329.132	12.21	16,229
ING MAP PLUS NP12	6,126.581	12.14	74,377
ING MAP PLUS NP15	10,118.275	12.09	122,330
ING MAP PLUS NP20	12,275.619	12.00	147,307
ING MAP PLUS NP23	570.495	11.95	6,817
ING MAP PLUS NP26	28.089	11.90	334
Qualified VI	22.438	8.90	200
Qualified XII (1.00)	1,347.893	9.01	12,145
	35,468.608		$ 424,526

ING T. Rowe Price Growth Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,367.864	$ 11.53	$ 142,601
	12,367.864		$ 142,601

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	78,578.640	$9.60 to $15.98	$ 1,102,743
Contracts in accumulation period:
ING Custom Choice 62	1,792.785	13.10	23,485
ING Custom Choice 65	64,666.563	12.90	834,199
Qualified V	1,507.597	24.03	36,228
Qualified VI	4,049,154.545	23.96	97,017,743
Qualified VIII	3,558.360	24.45	87,002
Qualified X (1.15)	174,505.834	27.15	4,737,833
Qualified X (1.25)	288,298.715	26.84	7,737,938
Qualified XII (0.05)	24,116.511	25.68	619,312
Qualified XII (0.25)	2,491.797	15.83	39,445
Qualified XII (0.30)	70.664	15.77	1,114
Qualified XII (0.35)	27,673.909	15.70	434,480
Qualified XII (0.40)	222,140.437	23.83	5,293,607
Qualified XII (0.45)	558.249	15.56	8,686
Qualified XII (0.50)	424,529.145	16.20	6,877,372
Qualified XII (0.55)	120,195.389	15.43	1,854,615
Qualified XII (0.60)	179,278.653	15.36	2,753,720
Qualified XII (0.65)	175,551.097	15.30	2,685,932
Qualified XII (0.70)	331,351.568	15.23	5,046,484
Qualified XII (0.75)	439,097.723	15.17	6,661,112
Qualified XII (0.80)	578,885.195	16.64	9,632,650
Qualified XII (0.85)	339,736.870	23.04	7,827,537
Qualified XII (0.90)	26,957.771	16.01	431,594
Qualified XII (0.95)	779,166.300	22.79	17,757,200
Qualified XII (1.00)	1,002,605.768	22.67	22,729,073
Qualified XII (1.05)	130,093.805	22.55	2,933,615
Qualified XII (1.10)	62,740.826	22.43	1,407,277
Qualified XII (1.15)	81,984.866	22.31	1,829,082
Qualified XII (1.20)	27,031.837	22.19	599,836
Qualified XII (1.25)	69,188.676	22.08	1,527,686
Qualified XII (1.30)	3,560.700	21.96	78,193
Qualified XII (1.35)	12,834.586	21.84	280,307
Qualified XII (1.40)	17,140.624	21.73	372,466
Qualified XII (1.45)	2,136.436	21.61	46,168
Qualified XII (1.50)	1,236.706	21.50	26,589
Qualified XV	12,348.451	24.69	304,883
Qualified XVI	116,940.550	23.39	2,735,239
Qualified XVII	16,010.911	23.96	383,621
Qualified XVIII	13,023.485	26.84	349,550
Qualified XXI	53,822.556	24.98	1,344,487
Qualified XXII	51.385	25.39	1,305
Qualified XXV	15,001.464	24.72	370,836
Qualified XXVI	24,903.873	24.49	609,896
Qualified XXVII	1,417,849.514	28.07	39,799,036

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
(continued)
Qualified XXVIII	843,113.818	$ 27.98	$ 23,590,325
Qualified XXXII	14,060.671	13.23	186,023
Qualified XXXIII (0.65)	6,338.645	13.43	85,128
Qualified XXXVI	33,622.370	13.50	453,902
	12,311,506.840		$ 281,546,554

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	7,009.929	$ 12.82	$ 89,867
ING MAP PLUS NP10	15,364.268	12.73	195,587
ING MAP PLUS NP13	752.356	12.67	9,532
ING MAP PLUS NP15	17,966.507	12.64	227,097
ING MAP PLUS NP16	1,777.944	12.62	22,438
ING MAP PLUS NP17	4,154.291	12.60	52,344
ING MAP PLUS NP23	5,143.300	12.49	64,240
ING MAP PLUS NP25	252.953	12.45	3,149
ING MAP PLUS NP26	1,810.287	12.44	22,520
ING MAP PLUS NP27	1,448.587	12.42	17,991
ING MAP PLUS NP28	1,141.162	12.40	14,150
ING MAP PLUS NP30	234.049	12.36	2,893
ING MAP PLUS NP31	126.642	12.35	1,564
ING MAP PLUS NP32	271.753	12.33	3,351
Qualified XII (1.00)	9,856.767	14.27	140,656
	67,310.795		$ 867,379

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	14,186.036	$ 11.18	$ 158,600
Qualified XII (0.50)	672.910	11.23	7,557
Qualified XII (0.60)	208.502	11.22	2,339
Qualified XII (0.65)	247.340	11.22	2,775
Qualified XII (0.70)	69.963	11.22	785
Qualified XII (0.75)	2,060.890	11.21	23,103
Qualified XII (0.80)	314.916	11.21	3,530
Qualified XII (0.85)	769.870	11.21	8,630
Qualified XII (0.90)	83.430	11.20	934
Qualified XII (0.95)	436.601	11.20	4,890
Qualified XII (1.00)	6,797.903	11.19	76,069
Qualified XII (1.05)	287.029	11.19	3,212
Qualified XII (1.10)	468.004	11.19	5,237
Qualified XII (1.15)	19.840	11.18	222
Qualified XII (1.20)	0.992	11.18	11
Qualified XII (1.25)	48.400	11.18	541
Qualified XII (1.40)	261.066	11.16	2,913
Qualified XVI	2.215	11.16	25
Qualified XXI	28.925	11.21	324
	26,964.832		$ 301,697

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	4,521.843	$ 11.85	$ 53,584
	4,521.843		$ 53,584

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	21,862.088	$7.15 to $27.63	$ 319,462
Contracts in accumulation period:
ING Custom Choice 65	9,697.446	12.59	122,091
Qualified V	272.981	27.17	7,417
Qualified VI	1,196,909.648	27.63	33,070,614
Qualified VIII	4,122.341	23.74	97,864
Qualified X (1.15)	38,176.073	12.11	462,312
Qualified X (1.25)	138,136.826	12.01	1,659,023
Qualified XII (0.05)	8,014.906	29.61	237,321
Qualified XII (0.25)	1,317.266	13.25	17,454
Qualified XII (0.35)	4,908.913	13.13	64,454
Qualified XII (0.40)	121,359.201	19.20	2,330,097
Qualified XII (0.45)	78.451	13.02	1,021
Qualified XII (0.50)	69,751.845	13.75	959,088
Qualified XII (0.55)	57,468.925	12.91	741,924
Qualified XII (0.60)	48,016.932	12.85	617,018
Qualified XII (0.65)	17,273.544	12.80	221,101
Qualified XII (0.70)	151,622.476	12.74	1,931,670
Qualified XII (0.75)	112,115.295	12.69	1,422,743
Qualified XII (0.80)	169,428.927	14.30	2,422,834
Qualified XII (0.85)	281,687.401	18.56	5,228,118
Qualified XII (0.90)	18,923.937	13.71	259,447
Qualified XII (0.95)	170,795.035	18.36	3,135,797
Qualified XII (1.00)	905,678.767	18.26	16,537,694
Qualified XII (1.05)	56,833.159	18.17	1,032,658
Qualified XII (1.10)	40,272.331	18.07	727,721
Qualified XII (1.15)	50,052.430	17.97	899,442
Qualified XII (1.20)	13,279.971	17.88	237,446
Qualified XII (1.25)	18,312.503	17.78	325,596
Qualified XII (1.30)	1,157.800	17.69	20,481
Qualified XII (1.35)	1,102.590	17.60	19,406
Qualified XII (1.40)	14,659.120	17.50	256,535
Qualified XII (1.45)	1,214.075	17.41	21,137
Qualified XII (1.50)	628.749	17.32	10,890
Qualified XV	13,953.367	28.48	397,392
Qualified XVI	25,118.342	26.97	677,442
Qualified XVII	568.591	27.63	15,710

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XVIII	4,191.792	12.01	50,343
Qualified XXI	12,777.350	28.80	367,988
Qualified XXV	6,117.620	28.51	174,413
Qualified XXVI	4,138.978	28.24	116,885
Qualified XXVII	1,062,399.742	34.10	36,227,831
Qualified XXVIII	108,046.743	34.00	3,673,589
Qualified XXXII	3,557.843	13.35	47,497
Qualified XXXVI	17,011.063	11.51	195,797
	5,003,013.383		$ 117,362,763

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	103,927.624	$13.58 to $14.52	$ 1,490,076
Contracts in accumulation period:
ING Custom Choice 62	317.044	13.99	4,435
ING Custom Choice 65	42,867.681	12.91	553,422
Qualified V	739.311	18.74	13,855
Qualified VI	3,259,525.464	19.17	62,485,103
Qualified VII	60,397.233	16.25	981,455
Qualified VIII	8,229.871	16.16	132,995
Qualified IX	2,665.650	16.25	43,317
Qualified X (1.15)	91,910.633	19.43	1,785,824
Qualified X (1.25)	250,024.750	19.17	4,792,974
Qualified XII (0.05)	18,829.019	20.55	386,936
Qualified XII (0.25)	5,132.519	13.13	67,390
Qualified XII (0.35)	7,581.081	13.01	98,630
Qualified XII (0.40)	106,062.124	13.03	1,381,989
Qualified XII (0.45)	850.598	12.90	10,973
Qualified XII (0.50)	136,454.354	13.52	1,844,863
Qualified XII (0.55)	54,312.113	12.79	694,652
Qualified XII (0.60)	130,674.979	12.74	1,664,799
Qualified XII (0.65)	36,134.099	12.68	458,180
Qualified XII (0.70)	165,286.778	12.63	2,087,572
Qualified XII (0.75)	214,135.369	12.57	2,691,682
Qualified XII (0.80)	340,345.279	13.86	4,717,186
Qualified XII (0.85)	491,808.767	12.59	6,191,872
Qualified XII (0.90)	22,157.280	13.38	296,464
Qualified XII (0.95)	286,179.215	12.46	3,565,793
Qualified XII (1.00)	839,607.518	12.39	10,402,737
Qualified XII (1.05)	63,926.520	12.33	788,214
Qualified XII (1.10)	44,742.068	12.26	548,538
Qualified XII (1.15)	105,153.436	12.20	1,282,872
Qualified XII (1.20)	9,745.892	12.13	118,218

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity
Portfolio - Initial Class (continued)
Qualified XII (1.25)	30,367.258	12.07	366,533
Qualified XII (1.30)	769.142	12.00	9,230
Qualified XII (1.35)	6,998.102	11.94	83,557
Qualified XII (1.40)	9,649.298	11.88	114,634
Qualified XII (1.45)	2,145.113	11.81	25,334
Qualified XII (1.50)	1,013.319	11.75	11,906
Qualified XV	14,727.646	19.76	291,018
Qualified XVI	78,042.881	18.71	1,460,182
Qualified XVII	41,846.478	19.17	802,197
Qualified XVIII	16,189.940	19.17	310,361
Qualified XIX	1,625.054	12.63	20,524
Qualified XX	1,317.200	16.62	21,892
Qualified XXI	33,806.872	19.99	675,799
Qualified XXV	7,356.109	19.78	145,504
Qualified XXVI	8,853.528	19.59	173,441
Qualified XXVII	754,937.881	18.47	13,943,703
Qualified XXVIII	129,701.819	18.41	2,387,810
Qualified XXIX	3,383.576	16.62	56,235
Qualified XXX	37,424.422	16.37	612,638
Qualified XXXII	90,207.948	14.31	1,290,876
Qualified XXXVI	68,910.263	13.09	902,035
	8,238,998.118		$ 135,288,425

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	291.545	$ 11.05	$ 3,222
	291.545		$ 3,222

ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	1,176.428	$ 9.70	$ 11,411
Qualified XII (0.40)	500.849	9.76	4,888
Qualified XII (0.70)	263.641	9.74	2,568
Qualified XII (0.80)	42.513	9.73	414
Qualified XII (0.95)	211.461	9.72	2,055
Qualified XII (1.00)	3.660	9.72	36
Qualified XII (1.10)	203.645	9.71	1,977
Qualified XII (1.25)	85.731	9.70	832
	2,487.928		$ 24,181

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,566.406	$ 11.98	$ 150,546
	12,566.406		$ 150,546

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	136,588.008	$13.23 to $14.40	$ 1,936,200
Contracts in accumulation period:
ING Custom Choice 62	2,284.635	13.56	30,980
ING Custom Choice 65	5,086.270	12.38	62,968
ING MAP PLUS NP11	5,955.879	13.40	79,809
ING MAP PLUS NP13	739.332	13.36	9,877
ING MAP PLUS NP15	85,102.815	13.32	1,133,569
ING MAP PLUS NP16	3,629.985	13.30	48,279
ING MAP PLUS NP17	11,128.842	13.28	147,791
ING MAP PLUS NP18	1.932	13.27	26
ING MAP PLUS NP19	1,994.014	13.25	26,421
ING MAP PLUS NP21	2,483.852	13.21	32,812
ING MAP PLUS NP22	534.701	13.19	7,053
ING MAP PLUS NP23	1,198.448	13.17	15,784
ING MAP PLUS NP24	7,830.458	13.15	102,971
ING MAP PLUS NP26	6.069	13.11	80
ING MAP PLUS NP27	740.611	13.09	9,695
ING MAP PLUS NP28	508.196	13.07	6,642
ING MAP PLUS NP31	118.852	13.02	1,547
Qualified V	332.657	14.23	4,734
Qualified VI	2,244,782.203	14.34	32,190,177
Qualified X (1.15)	75,477.745	14.41	1,087,634
Qualified X (1.25)	309,788.235	14.34	4,442,363
Qualified XII (0.30)	75.225	14.99	1,128
Qualified XII (0.35)	191.322	14.96	2,862
Qualified XII (0.50)	152,559.877	14.85	2,265,514
Qualified XII (0.55)	12,798.634	14.82	189,676
Qualified XII (0.60)	59,420.660	14.78	878,237
Qualified XII (0.65)	11,448.961	14.75	168,872
Qualified XII (0.70)	77,053.146	14.71	1,133,452
Qualified XII (0.75)	98,981.393	14.68	1,453,047
Qualified XII (0.80)	317,132.789	14.65	4,645,995
Qualified XII (0.85)	210,807.045	14.61	3,079,891
Qualified XII (0.90)	35,209.656	14.58	513,357
Qualified XII (0.95)	215,373.387	14.54	3,131,529
Qualified XII (1.00)	1,327,633.675	14.51	19,263,965
Qualified XII (1.05)	63,369.117	14.48	917,585
Qualified XII (1.10)	15,118.898	14.44	218,317
Qualified XII (1.15)	24,864.254	14.41	358,294
Qualified XII (1.20)	8,121.132	14.37	116,701
Qualified XII (1.25)	71,554.798	14.34	1,026,096
Qualified XII (1.30)	458.363	14.31	6,559

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock
Portfolio - Service Class (continued)
Qualified XII (1.35)	2,121.552	$ 14.27	$ 30,275
Qualified XII (1.40)	3,181.220	14.24	45,301
Qualified XII (1.45)	1,909.331	14.21	27,132
Qualified XII (1.50)	333.682	14.17	4,728
Qualified XV	5,138.477	14.54	74,713
Qualified XVI	25,346.649	14.17	359,162
Qualified XVII	11,327.713	14.34	162,439
Qualified XVIII	7,686.784	14.51	111,535
Qualified XXI	9,042.904	14.65	132,479
Qualified XXV	6,641.659	14.68	97,500
Qualified XXVI	1,221.848	14.58	17,815
Qualified XXVII	1,075,447.726	16.94	18,218,084
Qualified XXXII	5,024.504	14.10	70,846
Qualified XXXIII (0.40)	9,784.057	14.97	146,467
	6,762,694.177		$ 100,246,965

ING Van Kampen Equity and Income
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,884.238	$ 11.38	$ 21,443
	1,884.238		$ 21,443

ING Van Kampen Equity and Income
Portfolio - Initial Class
Currently payable annuity contracts:	146,606.790	$11.77 to $11.98	$ 1,750,160
Contracts in accumulation period:
ING Custom Choice 62	79.975	11.89	951
ING Custom Choice 65	51,529.171	12.29	633,294
Qualified V	2,817.581	11.86	33,417
Qualified VI	11,899,869.560	11.89	141,489,449
Qualified VIII	14,815.102	11.89	176,152
Qualified X (1.15)	476,388.509	11.91	5,673,787
Qualified X (1.25)	1,328,864.013	11.89	15,800,193
Qualified XII (0.05)	113,897.743	12.63	1,438,528
Qualified XII (0.25)	773,134.008	12.12	9,370,384
Qualified XII (0.30)	132.285	12.11	1,602
Qualified XII (0.35)	39,629.106	12.09	479,116
Qualified XII (0.40)	1,425,457.167	12.48	17,789,705
Qualified XII (0.45)	182.851	12.07	2,207
Qualified XII (0.50)	534,406.104	12.50	6,680,076
Qualified XII (0.55)	175,934.551	12.05	2,120,011
Qualified XII (0.55)	725,802.761	12.05	8,745,923
Qualified XII (0.60)	408,718.376	12.04	4,920,969
Qualified XII (0.65)	372,013.750	12.03	4,475,325
Qualified XII (0.70)	439,900.816	12.02	5,287,608
Qualified XII (0.75)	958,188.313	12.00	11,498,260
Qualified XII (0.80)	1,370,748.633	12.42	17,024,698

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income
Portfolio - Initial Class (continued)
Qualified XII (0.85)	1,124,602.808	$ 11.98	$ 13,472,742
Qualified XII (0.90)	65,225.503	12.40	808,796
Qualified XII (0.95)	879,941.640	11.96	10,524,102
Qualified XII (1.00)	3,855,108.784	11.95	46,068,550
Qualified XII (1.05)	587,280.058	11.94	7,012,124
Qualified XII (1.10)	250,896.246	11.93	2,993,192
Qualified XII (1.15)	236,757.380	12.33	2,919,218
Qualified XII (1.20)	153,266.027	11.90	1,823,866
Qualified XII (1.25)	299,370.816	12.31	3,685,255
Qualified XII (1.30)	12,529.574	12.29	153,988
Qualified XII (1.35)	26,429.878	11.87	313,723
Qualified XII (1.40)	72,543.407	11.86	860,365
Qualified XII (1.45)	14,293.781	11.85	169,381
Qualified XII (1.50)	7,362.783	11.84	87,175
Qualified XV	43,020.431	11.96	514,524
Qualified XVI	278,531.436	11.84	3,297,812
Qualified XVII	7,472.714	11.89	88,851
Qualified XVIII	62,318.976	11.89	740,973
Qualified XXI	126,104.238	11.99	1,511,990
Qualified XXV	165,288.094	12.00	1,983,457
Qualified XXVI	43,012.533	11.97	514,860
Qualified XXVII	1,816,695.997	11.97	21,745,851
Qualified XXXII	35,175.378	11.89	418,235
Qualified XXXIII (0.65)	12,528.251	12.03	150,715
Qualified XXXVI	110,104.362	12.05	1,326,758
	31,544,978.260		$ 378,578,318

ING Van Kampen Equity and Income
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.071	$ 38.19	$ 3
Qualified X (1.25)	1,075.939	12.33	13,266
Qualified XII (0.60)	7.053	39.49	279
Qualified XII (1.00)	1,974.634	38.69	76,399
	3,057.697		$ 89,947

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative
Portfolio - Class I
Currently payable annuity contracts:	63,701.150	$11.45 to $18.66	$ 803,830
Contracts in accumulation period:
ING Custom Choice 65	9,480.345	11.41	108,171
ING MAP PLUS NP5	1,602.849	11.84	18,978
ING MAP PLUS NP7	1,371.044	11.80	16,178
ING MAP PLUS NP10	2,805.146	11.75	32,960
ING MAP PLUS NP11	1,062.199	11.73	12,460
ING MAP PLUS NP12	16,506.637	11.72	193,458
ING MAP PLUS NP14	3,880.303	11.68	45,322
ING MAP PLUS NP15	130,557.726	11.67	1,523,609
ING MAP PLUS NP17	43.055	11.63	501
ING MAP PLUS NP18	5,185.584	11.61	60,205
ING MAP PLUS NP19	3,154.637	11.60	36,594
ING MAP PLUS NP20	16,615.292	11.58	192,405
ING MAP PLUS NP21	22,353.302	11.56	258,404
ING MAP PLUS NP22	1,240.731	11.55	14,330
ING MAP PLUS NP23	123.154	11.53	1,420
ING MAP PLUS NP24	1,334.323	11.51	15,358
ING MAP PLUS NP26	3,394.960	11.48	38,974
ING MAP PLUS NP28	1,693.654	11.45	19,392
ING MAP PLUS NP29	85.891	11.43	982
ING MAP PLUS NP30	2,336.729	11.41	26,662
Qualified V	97.314	18.33	1,784
Qualified VI	636,203.103	18.66	11,871,550
Qualified X (1.15)	52,255.043	18.96	990,756
Qualified X (1.25)	73,884.813	18.74	1,384,601
Qualified XII (0.00)	12.532	14.62	183
Qualified XII (0.05)	11,237.202	20.00	224,744
Qualified XII (0.25)	103.729	14.31	1,484
Qualified XII (0.35)	734.016	14.19	10,416
Qualified XII (0.40)	113,363.824	18.38	2,083,627
Qualified XII (0.45)	20.575	14.06	289
Qualified XII (0.50)	13,310.161	14.31	190,468
Qualified XII (0.55)	18,283.733	13.94	254,875
Qualified XII (0.60)	42,681.626	13.88	592,421
Qualified XII (0.65)	1,901.405	13.82	26,277
Qualified XII (0.70)	63,260.671	13.76	870,467
Qualified XII (0.75)	52,965.186	13.71	726,153
Qualified XII (0.80)	91,758.132	14.15	1,298,378
Qualified XII (0.85)	38,641.193	17.77	686,654
Qualified XII (0.90)	3,859.110	13.94	53,796
Qualified XII (0.95)	72,182.342	17.58	1,268,966

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative
Portfolio - Class I (continued)
Qualified XII (1.00)	316,488.780	$ 17.48	$ 5,532,224
Qualified XII (1.05)	40,537.876	17.39	704,954
Qualified XII (1.10)	47,213.138	17.30	816,787
Qualified XII (1.15)	42,794.223	17.21	736,489
Qualified XII (1.20)	6,302.834	17.12	107,905
Qualified XII (1.25)	13,450.414	17.03	229,061
Qualified XII (1.30)	4,061.920	16.94	68,809
Qualified XII (1.35)	63.928	16.85	1,077
Qualified XII (1.40)	7,952.739	16.76	133,288
Qualified XII (1.45)	917.312	16.67	15,292
Qualified XII (1.50)	248.995	16.58	4,128
Qualified XV	786.530	19.23	15,125
Qualified XVI	17,521.766	18.21	319,071
Qualified XVII	12,396.304	19.30	239,249
Qualified XVIII	32,993.510	19.38	639,414
Qualified XXI	4,794.604	19.45	93,255
Qualified XXV	6,555.385	19.44	127,437
Qualified XXVI	1,084.561	19.25	20,878
Qualified XXVII	97,184.222	18.96	1,842,613
Qualified XXVIII	91,489.524	18.90	1,729,152
Qualified XXXII	6,496.775	11.91	77,377
Qualified XXXIII (0.65)	2,573.615	12.76	32,839
Qualified XXXVI	6,007.208	12.84	77,133
	2,335,200.584		$ 39,521,639

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	34,303.790	$11.07 to $14.31	$ 457,511
Contracts in accumulation period:
ING Custom Choice 65	25,405.580	12.44	316,045
ING MAP PLUS NP5	6,443.870	13.06	84,157
ING MAP PLUS NP7	553.457	13.03	7,212
ING MAP PLUS NP10	2,126.625	12.97	27,582
ING MAP PLUS NP11	27,295.776	12.95	353,480
ING MAP PLUS NP12	19,123.035	12.93	247,261
ING MAP PLUS NP13	3,746.308	12.91	48,365
ING MAP PLUS NP14	1,961.871	12.89	25,289
ING MAP PLUS NP15	15,013.627	12.88	193,376
ING MAP PLUS NP17	242.455	12.84	3,113
ING MAP PLUS NP18	201.051	12.82	2,577
ING MAP PLUS NP19	3,942.419	12.80	50,463
ING MAP PLUS NP20	32,721.406	12.78	418,180
ING MAP PLUS NP21	35,524.415	12.76	453,292

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth
Portfolio - Class I (continued)
ING MAP PLUS NP22	2,306.641	12.75	29,410
ING MAP PLUS NP23	948.706	12.73	12,077
ING MAP PLUS NP26	3,894.470	12.67	49,343
ING MAP PLUS NP28	5,631.639	12.64	71,184
ING MAP PLUS NP29	29.113	12.62	367
ING MAP PLUS NP30	1,408.365	12.60	17,745
Qualified V	235.971	20.48	4,833
Qualified VI	1,757,978.867	20.86	36,671,439
Qualified VIII	8.582	20.84	179
Qualified X (1.15)	75,152.543	21.70	1,630,810
Qualified X (1.25)	166,555.181	21.45	3,572,609
Qualified XII (0.00)	0.877	13.85	12
Qualified XII (0.05)	7,998.067	22.35	178,757
Qualified XII (0.25)	1,440.266	13.55	19,516
Qualified XII (0.35)	8,061.404	13.44	108,345
Qualified XII (0.40)	136,574.671	19.79	2,702,813
Qualified XII (0.50)	38,454.312	13.73	527,978
Qualified XII (0.55)	58,054.233	13.21	766,896
Qualified XII (0.60)	49,500.729	13.15	650,935
Qualified XII (0.65)	7,638.429	13.10	100,063
Qualified XII (0.70)	181,503.643	13.04	2,366,808
Qualified XII (0.75)	190,980.989	12.98	2,478,933
Qualified XII (0.80)	191,012.443	13.75	2,626,421
Qualified XII (0.85)	115,492.382	19.13	2,209,369
Qualified XII (0.90)	24,534.695	13.44	329,746
Qualified XII (0.95)	114,464.740	18.93	2,166,818
Qualified XII (1.00)	596,799.537	18.83	11,237,735
Qualified XII (1.05)	163,468.247	18.73	3,061,760
Qualified XII (1.10)	72,441.440	18.63	1,349,584
Qualified XII (1.15)	88,680.193	18.53	1,643,244
Qualified XII (1.20)	21,194.227	18.43	390,610
Qualified XII (1.25)	38,767.286	18.33	710,604
Qualified XII (1.30)	9,355.861	18.24	170,651
Qualified XII (1.35)	186.819	18.14	3,389
Qualified XII (1.40)	11,759.899	18.04	212,149
Qualified XII (1.45)	513.897	17.95	9,224
Qualified XII (1.50)	2,872.387	17.85	51,272
Qualified XV	4,908.394	21.49	105,481
Qualified XVI	33,504.153	20.35	681,810
Qualified XVIII	5,087.015	22.18	112,830
Qualified XXI	11,975.285	21.74	260,343
Qualified XXII	1,446.195	22.10	31,961
Qualified XXV	7,253.322	21.72	157,542
Qualified XXVI	319.774	21.51	6,878

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth
Portfolio - Class I (continued)
Qualified XXVII	136,097.245	$ 21.18	$ 2,882,540
Qualified XXVIII	149,556.178	21.12	3,158,626
Qualified XXXII	6,724.487	13.37	89,906
Qualified XXXIII (0.65)	515.920	13.67	7,053
Qualified XXXVI	20,364.390	13.75	280,010
	4,732,259.794		$ 88,596,511

ING VP Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	75,472.849	$11.34 to $13.90	$ 968,791
Contracts in accumulation period:
ING Custom Choice 65	15,611.647	11.94	186,403
ING MAP PLUS NP5	3,676.170	12.47	45,842
ING MAP PLUS NP7	37.780	12.43	470
ING MAP PLUS NP10	959.821	12.38	11,883
ING MAP PLUS NP11	9,582.998	12.36	118,446
ING MAP PLUS NP12	22,537.241	12.34	278,110
ING MAP PLUS NP13	4,630.539	12.32	57,048
ING MAP PLUS NP14	12,744.275	12.31	156,882
ING MAP PLUS NP15	57,009.524	12.29	700,647
ING MAP PLUS NP17	603.167	12.25	7,389
ING MAP PLUS NP18	26,738.758	12.23	327,015
ING MAP PLUS NP19	301.633	12.22	3,686
ING MAP PLUS NP20	26,620.772	12.20	324,773
ING MAP PLUS NP21	18,041.699	12.18	219,748
ING MAP PLUS NP22	3,947.479	12.16	48,001
ING MAP PLUS NP23	1,518.030	12.15	18,444
ING MAP PLUS NP26	29,895.080	12.09	361,432
ING MAP PLUS NP28	6,388.105	12.06	77,041
ING MAP PLUS NP29	20.808	12.04	251
ING MAP PLUS NP30	3,011.177	12.02	36,194
Qualified V	357.357	19.18	6,854
Qualified VI	1,391,337.693	19.53	27,172,825
Qualified X (1.15)	46,989.308	20.22	950,124
Qualified X (1.25)	145,254.571	19.99	2,903,639
Qualified XII (0.00)	71.075	14.03	997
Qualified XII (0.05)	15,919.850	20.93	333,202
Qualified XII (0.25)	747.689	13.73	10,266
Qualified XII (0.35)	3,904.937	13.61	53,146
Qualified XII (0.40)	340,525.442	18.84	6,415,499
Qualified XII (0.45)	33.551	13.49	453
Qualified XII (0.50)	94,487.320	13.83	1,306,760
Qualified XII (0.55)	41,633.453	13.38	557,056
Qualified XII (0.60)	69,643.102	13.32	927,646
Qualified XII (0.65)	3,365.299	13.26	44,624
Qualified XII (0.70)	169,716.614	13.21	2,241,956

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Moderate
Portfolio - Class I (continued)
Qualified XII (0.75)	188,885.754	$ 13.15	$ 2,483,848
Qualified XII (0.80)	205,513.861	13.81	2,838,146
Qualified XII (0.85)	75,524.257	18.21	1,375,297
Qualified XII (0.90)	11,345.467	13.52	153,391
Qualified XII (0.95)	139,533.606	18.02	2,514,396
Qualified XII (1.00)	534,641.272	17.92	9,580,772
Qualified XII (1.05)	352,445.446	17.83	6,284,102
Qualified XII (1.10)	67,304.623	17.73	1,193,311
Qualified XII (1.15)	95,782.842	17.64	1,689,609
Qualified XII (1.20)	18,293.563	17.54	320,869
Qualified XII (1.25)	39,860.600	17.45	695,567
Qualified XII (1.30)	11,053.098	17.36	191,882
Qualified XII (1.35)	1,035.442	17.27	17,882
Qualified XII (1.40)	24,061.220	17.17	413,131
Qualified XII (1.45)	983.656	17.08	16,801
Qualified XII (1.50)	3,433.815	16.99	58,341
Qualified XV	3,356.068	20.13	67,558
Qualified XVI	29,784.278	19.06	567,688
Qualified XVIII	15,275.095	20.67	315,736
Qualified XXI	6,465.686	20.36	131,641
Qualified XXII	509.130	20.69	10,534
Qualified XXV	2,698.690	20.34	54,891
Qualified XXVI	309.627	20.15	6,239
Qualified XXVII	129,551.761	19.84	2,570,307
Qualified XXVIII	112,329.618	19.78	2,221,880
Qualified XXXII	3,127.985	12.66	39,600
Qualified XXXIII (0.65)	528.832	13.23	6,996
Qualified XXXVI	8,875.384	13.31	118,131
	4,725,847.489		$ 82,812,089

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,654,381.262	$12.65 to $325.50	$ 153,704,252
Contracts in accumulation period:
ING Custom Choice 62	2,407.291	13.21	31,800
ING Custom Choice 65	332,591.332	12.72	4,230,562
Qualified I	35,616.029	317.14	11,295,267
Qualified V	830.305	24.15	20,052
Qualified VI	34,440,079.050	24.52	844,470,738
Qualified VII	2,999,205.537	23.23	69,671,545
Qualified VIII	39,238.335	22.75	892,672
Qualified IX	6,422.819	23.72	152,349
Qualified X (1.15)	1,034,648.087	24.84	25,700,658
Qualified X (1.25)	5,131,357.707	24.52	125,820,891
Qualified XII (0.05)	171,207.929	26.27	4,497,632
Qualified XII (0.25)	75,267.551	10.76	809,879
Qualified XII (0.35)	152,431.424	10.67	1,626,443
Qualified XII (0.40)	232,597.929	17.51	4,072,790
Qualified XII (0.45)	3,604.807	10.57	38,103
Qualified XII (0.50)	1,720,871.648	11.06	19,032,840
Qualified XII (0.55)	668,812.573	10.48	7,009,156
Qualified XII (0.60)	1,860,530.970	10.44	19,423,943
Qualified XII (0.65)	148,346.258	10.39	1,541,318
Qualified XII (0.70)	1,310,593.063	10.35	13,564,638
Qualified XII (0.75)	2,472,116.819	10.30	25,462,803
Qualified XII (0.80)	4,061,970.944	11.25	45,697,173
Qualified XII (0.85)	3,838,456.216	16.93	64,985,064
Qualified XII (0.90)	338,057.804	10.86	3,671,308
Qualified XII (0.95)	1,400,434.451	16.75	23,457,277
Qualified XII (1.00)	7,001,728.107	16.66	116,648,790
Qualified XII (1.05)	519,176.293	16.57	8,602,751
Qualified XII (1.10)	325,909.065	16.48	5,370,981
Qualified XII (1.15)	895,372.414	16.40	14,684,108
Qualified XII (1.20)	63,530.462	16.31	1,036,182
Qualified XII (1.25)	120,422.183	16.22	1,953,248
Qualified XII (1.30)	3,227.621	16.14	52,094
Qualified XII (1.35)	861.399	16.05	13,825
Qualified XII (1.40)	47,214.456	15.97	754,015
Qualified XII (1.45)	600.214	15.88	9,531
Qualified XII (1.50)	8,084.828	15.80	127,740
Qualified XV	282,822.727	25.27	7,146,930
Qualified XVI	629,335.834	23.93	15,060,007
Qualified XVII	1,838,625.238	25.11	46,167,880
Qualified XVIII	2,113,961.550	25.11	53,081,575

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I (continued)
Qualified XIX	13,075.338	$ 324.81	$ 4,247,001
Qualified XX	43,234.043	245.94	10,632,981
Qualified XXI	212,795.532	25.56	5,439,054
Qualified XXII	782.940	25.98	20,341
Qualified XXV	93,221.499	25.53	2,379,945
Qualified XXVI	62,501.052	25.29	1,580,652
Qualified XXVII	618,830.730	243.92	150,945,192
Qualified XXVIII	9,645.382	243.15	2,345,275
Qualified XXIX	1,683.188	240.13	404,184
Qualified XXX	33,995.677	236.51	8,040,318
Qualified XXXII	582,194.564	13.48	7,847,983
Qualified XXXVI	405,586.532	11.92	4,834,591
	80,060,497.008		$ 1,940,308,327

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Qualified XXVII	88,766.236	$ 11.21	$ 995,070
	88,766.236		$ 995,070

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Qualified VI	99,429.380	$ 10.71	$ 1,064,889
Qualified XII (0.80)	52,875.052	10.86	574,223
Qualified XII (0.95)	0.569	10.81	6
Qualified XII (1.00)	331,745.861	10.79	3,579,538
Qualified XII (1.10)	3,209.218	10.75	34,499
Qualified XVII	15,326.003	10.71	164,141
Qualified XXVII	49,214.985	10.79	531,030
Qualified XXVIII	152,649.420	10.86	1,657,773
	704,450.488		$ 7,606,099

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Qualified VI	764,104.947	$ 10.38	$ 7,931,409
Qualified X (1.15)	152,063.184	10.31	1,567,771
Qualified X (1.25)	335,113.421	10.36	3,471,775
Qualified XII (0.80)	256,691.511	10.51	2,697,828
Qualified XII (0.85)	25,931.715	10.49	272,024
Qualified XII (0.95)	7,176.554	10.46	75,067
Qualified XII (1.00)	351,132.245	10.44	3,665,821
Qualified XII (1.10)	5,457.886	10.41	56,817
Qualified XII (1.15)	75,021.959	10.39	779,478
Qualified XVI	638.045	10.30	6,572
Qualified XVIII	44,292.267	10.32	457,096
Qualified XXVII	610,185.211	10.46	6,382,537
Qualified XXVIII	25,106.795	10.52	264,123
Qualified XXXII	25,129.766	10.31	259,088
	2,678,045.506		$ 27,887,406

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.15)	7,114.285	$ 11.55	$ 82,170
Qualified X (1.25)	33,373.288	11.55	385,461
Qualified XXXII	18,831.804	11.55	217,507
	59,319.377		$ 685,138

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	129,908.932	$ 11.04	$ 1,434,195
Qualified X (1.25)	161,311.047	11.04	1,780,874
Qualified XVIII	36,871.169	11.05	407,426
Qualified XXXII	27,929.940	11.04	308,347
	356,021.088		$ 3,930,842

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	60,355.727	$ 10.90	$ 657,877
Qualified X (1.25)	64,693.084	10.90	705,155
Qualified XVIII	48,321.915	10.91	527,192
Qualified XXVII	102,658.367	11.01	1,130,269
Qualified XXVIII	43,666.426	11.05	482,514
Qualified XXXII	4,824.586	10.90	52,588
	324,520.105		$ 3,555,595

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	42,568.132	$ 10.99	$ 467,824
Qualified X (1.25)	68,002.849	10.98	746,671
Qualified XVIII	25,851.720	10.99	284,110
Qualified XXXII	764.398	10.98	8,393
	137,187.099		$ 1,506,998

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	3,405.527	$ 10.79	$ 36,746
Qualified X (1.25)	11,216.478	10.79	121,026
Qualified XVIII	781.930	10.80	8,445
Qualified XXXII	150.875	10.79	1,628
	15,554.810		$ 167,845

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.25)	7,036.925	$ 10.76	$ 75,717
	7,036.925		$ 75,717

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	141.322	$ 10.62	$ 1,501
Qualified X (1.25)	4,278.845	10.62	45,441
	4,420.167		$ 46,942

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	5,338.093	$ 13.50	$ 72,064
ING MAP PLUS NP6	428.455	11.37	4,872
ING MAP PLUS NP13	1,682.537	11.26	18,945
ING MAP PLUS NP14	952.948	11.24	10,711
ING MAP PLUS NP15	2,565.815	11.23	28,814
ING MAP PLUS NP19	41.918	11.16	468
ING MAP PLUS NP21	1,613.524	11.13	17,959
ING MAP PLUS NP22	83.775	11.11	931
ING MAP PLUS NP26	403.401	11.05	4,458
ING MAP PLUS NP28	403.913	11.02	4,451
ING MAP PLUS NP30	133.611	10.99	1,468
Qualified V	2,125.261	4.17	8,862
Qualified VI	3,308,839.615	4.21	13,930,215
Qualified VIII	1,744.466	4.21	7,344
Qualified X (1.15)	57,633.540	4.24	244,366
Qualified X (1.25)	198,802.439	4.21	836,958
Qualified XII (0.05)	102,088.632	4.46	455,315
Qualified XII (0.50)	171,422.474	4.43	759,402
Qualified XII (0.55)	145,211.524	4.41	640,383
Qualified XII (0.60)	131,548.839	4.40	578,815
Qualified XII (0.65)	57,695.614	4.38	252,707
Qualified XII (0.70)	253,575.263	4.37	1,108,124
Qualified XII (0.75)	182,138.749	4.35	792,304
Qualified XII (0.80)	837,706.210	4.34	3,635,645
Qualified XII (0.85)	356,502.406	4.33	1,543,655

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Science and Technology
Portfolio - Class I (continued)
Qualified XII (0.90)	28,216.522	$ 4.31	$ 121,613
Qualified XII (0.95)	327,408.435	4.30	1,407,856
Qualified XII (1.00)	1,025,967.208	4.28	4,391,140
Qualified XII (1.05)	95,516.150	4.27	407,854
Qualified XII (1.10)	43,128.031	4.25	183,294
Qualified XII (1.15)	39,142.323	4.24	165,963
Qualified XII (1.20)	31,230.501	4.23	132,105
Qualified XII (1.25)	63,626.691	4.21	267,868
Qualified XII (1.30)	2,696.940	4.20	11,327
Qualified XII (1.35)	17,621.993	4.18	73,660
Qualified XII (1.40)	17,078.173	4.17	71,216
Qualified XII (1.45)	2,056.234	4.15	8,533
Qualified XV	18,223.263	4.30	78,360
Qualified XVI	62,466.027	4.14	258,609
Qualified XVII	5,138.645	4.28	21,993
Qualified XVIII	7,537.923	4.28	32,262
Qualified XXI	174,065.795	4.34	755,446
Qualified XXV	29,731.847	4.39	130,523
Qualified XXVI	16,968.225	4.35	73,812
Qualified XXVII	914,445.833	4.19	3,831,528
Qualified XXXII	1,524.686	11.69	17,824
Qualified XXXVI	18,424.676	10.55	194,380
	8,762,899.143		$ 37,596,402

ING VP Growth Portfolio - Class I
Currently payable annuity contracts:	34,318.852	$5.88 to $15.66	$ 274,423
Contracts in accumulation period:
ING Custom Choice 65	14,155.118	11.91	168,587
Qualified VI	1,719,952.037	15.66	26,934,449
Qualified VIII	413.492	15.65	6,471
Qualified X (1.15)	49,338.044	15.82	780,528
Qualified X (1.25)	201,088.744	15.66	3,149,050
Qualified XII (0.05)	11,751.118	16.77	197,066
Qualified XII (0.25)	55,349.996	10.88	602,208
Qualified XII (0.35)	10,257.468	10.79	110,678
Qualified XII (0.40)	398,447.862	16.86	6,717,831
Qualified XII (0.45)	77.848	10.69	832
Qualified XII (0.50)	47,257.802	11.51	543,937
Qualified XII (0.55)	47,597.057	10.60	504,529
Qualified XII (0.60)	98,724.952	10.56	1,042,535
Qualified XII (0.65)	6,795.475	10.51	71,420
Qualified XII (0.70)	153,980.472	10.46	1,610,636

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I (continued)
Qualified XII (0.75)	177,702.256	$ 10.42	$ 1,851,658
Qualified XII (0.80)	225,635.723	11.81	2,664,758
Qualified XII (0.85)	121,661.649	16.28	1,980,652
Qualified XII (0.90)	18,563.510	11.40	211,624
Qualified XII (0.95)	108,160.063	16.13	1,744,622
Qualified XII (1.00)	626,000.576	16.05	10,047,309
Qualified XII (1.05)	44,795.622	15.97	715,386
Qualified XII (1.10)	37,483.734	15.89	595,617
Qualified XII (1.15)	35,322.186	15.82	558,797
Qualified XII (1.20)	8,251.899	15.74	129,885
Qualified XII (1.25)	29,334.173	15.66	459,373
Qualified XII (1.30)	1,265.922	15.59	19,736
Qualified XII (1.35)	1,102.128	15.51	17,094
Qualified XII (1.40)	9,698.695	15.44	149,748
Qualified XII (1.45)	2,545.820	15.36	39,104
Qualified XII (1.50)	787.177	15.29	12,036
Qualified XV	8,632.565	16.13	139,243
Qualified XVI	46,140.519	15.29	705,489
Qualified XVII	5,053.368	15.66	79,136
Qualified XVIII	27,319.257	16.20	442,572
Qualified XXI	28,119.169	16.31	458,624
Qualified XXV	10,771.849	16.31	175,689
Qualified XXVI	11,842.015	16.16	191,367
Qualified XXVII	224,524.585	5.91	1,326,940
Qualified XXXII	6,557.334	11.97	78,491
Qualified XXXVI	31,573.529	10.47	330,575
	4,698,351.660		$ 67,840,705

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	378,449.912	$9.36 to $21.84	$ 5,227,532
Contracts in accumulation period:
ING Custom Choice 62	7,394.000	13.15	97,231
ING Custom Choice 65	88,681.984	12.60	1,117,393
ING MAP PLUS NP5	7,718.764	12.89	99,495
ING MAP PLUS NP6	2,782.763	12.87	35,814
ING MAP PLUS NP7	2,444.481	12.86	31,436
ING MAP PLUS NP9	7,766.627	12.82	99,568
ING MAP PLUS NP10	11,170.016	12.80	142,976
ING MAP PLUS NP11	2,490.466	12.78	31,828
ING MAP PLUS NP13	9,357.167	12.74	119,210
ING MAP PLUS NP14	17,467.497	12.73	222,361
ING MAP PLUS NP15	12,614.859	12.71	160,335
ING MAP PLUS NP16	1,413.502	12.69	17,937
ING MAP PLUS NP17	4,709.556	12.67	59,670
ING MAP PLUS NP18	5,307.014	12.65	67,134
ING MAP PLUS NP20	27,897.310	12.62	352,064
ING MAP PLUS NP21	9,138.968	12.60	115,151
ING MAP PLUS NP23	4,005.103	12.56	50,304
ING MAP PLUS NP24	310.734	12.54	3,897
ING MAP PLUS NP26	1,752.661	12.51	21,926
ING MAP PLUS NP27	563.027	12.49	7,032
ING MAP PLUS NP28	10,853.128	12.47	135,339
ING MAP PLUS NP29	17.687	12.45	220
ING MAP PLUS NP30	347.790	12.43	4,323
ING MAP PLUS NP32	183.685	12.40	2,278
Qualified V	73.470	21.48	1,578
Qualified VI	9,473,650.825	21.84	206,904,534
Qualified VIII	3,887.137	21.82	84,817
Qualified X (1.15)	278,461.435	22.06	6,142,859
Qualified X (1.25)	887,824.289	21.84	19,390,082
Qualified XII (0.05)	230,630.013	23.40	5,396,742
Qualified XII (0.25)	246,213.864	14.26	3,511,010
Qualified XII (0.35)	46,236.236	14.14	653,780
Qualified XII (0.40)	518,308.445	23.55	12,206,164
Qualified XII (0.45)	730.287	14.02	10,239
Qualified XII (0.50)	342,527.868	14.85	5,086,539
Qualified XII (0.55)	356,780.897	13.90	4,959,254
Qualified XII (0.60)	380,672.258	13.84	5,268,504
Qualified XII (0.65)	112,469.038	13.78	1,549,823
Qualified XII (0.70)	580,790.386	13.72	7,968,444
Qualified XII (0.75)	837,325.649	13.66	11,437,868
Qualified XII (0.80)	1,941,934.812	15.18	29,478,570

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I (continued)
Qualified XII (0.85)	790,125.331	$ 22.75	$ 17,975,351
Qualified XII (0.90)	135,541.124	14.60	1,978,900
Qualified XII (0.95)	597,206.435	22.52	13,449,089
Qualified XII (1.00)	3,772,711.547	22.41	84,546,466
Qualified XII (1.05)	254,587.252	22.29	5,674,750
Qualified XII (1.10)	138,038.489	22.18	3,061,694
Qualified XII (1.15)	312,929.750	22.06	6,903,230
Qualified XII (1.20)	70,760.651	21.95	1,553,196
Qualified XII (1.25)	145,258.652	21.84	3,172,449
Qualified XII (1.30)	8,143.631	21.72	176,880
Qualified XII (1.35)	3,078.073	21.61	66,517
Qualified XII (1.40)	34,684.918	21.50	745,726
Qualified XII (1.45)	5,695.347	21.39	121,823
Qualified XII (1.50)	4,509.837	21.28	95,969
Qualified XV	40,434.648	22.50	909,780
Qualified XVI	147,958.606	21.31	3,152,998
Qualified XVII	50,558.546	22.05	1,114,816
Qualified XVIII	52,004.689	22.58	1,174,266
Qualified XXI	136,755.645	22.76	3,112,558
Qualified XXV	27,690.940	22.74	629,692
Qualified XXVI	23,164.257	22.53	521,891
Qualified XXVII	2,024,732.884	22.18	44,908,575
Qualified XXVIII	606,506.501	22.11	13,409,859
Qualified XXXII	51,799.436	13.36	692,040
Qualified XXXIII (0.65)	7,330.585	12.71	93,172
Qualified XXXVI	153,886.494	12.79	1,968,208
	26,449,449.878		$ 539,483,156

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	606.875	$ 11.63	$ 7,058
	606.875		$ 7,058

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	103,886.205	$ 13.87	$ 1,440,902
Contracts in accumulation period:
ING Custom Choice 62	6,753.913	13.88	93,744
ING Custom Choice 65	65,711.292	12.68	833,219
ING MAP PLUS NP5	6,879.769	13.64	93,840
ING MAP PLUS NP6	2,102.761	13.62	28,640
ING MAP PLUS NP7	882.595	13.60	12,003
ING MAP PLUS NP8	15,677.063	13.58	212,895
ING MAP PLUS NP9	84.055	13.56	1,140
ING MAP PLUS NP10	1,630.066	13.54	22,071
ING MAP PLUS NP11	659.044	13.52	8,910
ING MAP PLUS NP12	11,909.153	13.50	160,774
ING MAP PLUS NP14	3,033.205	13.46	40,827
ING MAP PLUS NP15	4,334.929	13.44	58,261
ING MAP PLUS NP16	459.250	13.42	6,163
ING MAP PLUS NP17	2,580.789	13.40	34,583
ING MAP PLUS NP18	3,078.912	13.38	41,196
ING MAP PLUS NP21	1,285.328	13.33	17,133
ING MAP PLUS NP22	19.908	13.31	265
ING MAP PLUS NP23	884.496	13.29	11,755
ING MAP PLUS NP24	3,846.425	13.27	51,042
ING MAP PLUS NP26	1,682.824	13.23	22,264
ING MAP PLUS NP28	3,238.140	13.19	42,711
ING MAP PLUS NP29	6,554.904	13.17	86,328
ING MAP PLUS NP30	2,417.657	13.15	31,792
ING MAP PLUS NP32	1,309.780	13.11	17,171
Qualified V	1,456.151	21.99	32,021
Qualified VI	5,155,750.263	22.30	114,973,231
Qualified VIII	1,674.739	22.28	37,313
Qualified X (1.15)	126,099.167	22.49	2,835,970
Qualified X (1.25)	419,126.696	22.30	9,346,525
Qualified XII (0.05)	190,581.714	23.79	4,533,939
Qualified XII (0.15)	19,631.843	25.09	492,563
Qualified XII (0.25)	179,476.567	24.88	4,465,377
Qualified XII (0.35)	36,706.700	24.66	905,187
Qualified XII (0.40)	247,354.229	23.93	5,919,187
Qualified XII (0.50)	432,042.956	23.80	10,282,622
Qualified XII (0.55)	167,492.509	24.24	4,060,018
Qualified XII (0.60)	136,774.504	24.14	3,301,737
Qualified XII (0.65)	136,329.493	24.03	3,275,998
Qualified XII (0.70)	270,615.180	23.93	6,475,821
Qualified XII (0.75)	327,731.893	23.83	7,809,851

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.80)	1,786,510.885	$ 23.18	$ 41,411,322
Qualified XII (0.85)	509,522.790	23.08	11,759,786
Qualified XII (0.90)	67,608.710	22.98	1,553,648
Qualified XII (0.95)	1,799,490.764	22.88	41,172,349
Qualified XII (1.00)	2,003,739.432	22.78	45,645,184
Qualified XII (1.05)	229,461.419	22.69	5,206,480
Qualified XII (1.10)	103,878.421	22.59	2,346,614
Qualified XII (1.15)	180,400.760	22.49	4,057,213
Qualified XII (1.20)	55,277.403	22.39	1,237,661
Qualified XII (1.25)	149,157.791	22.30	3,326,219
Qualified XII (1.30)	4,107.359	22.20	91,183
Qualified XII (1.35)	10,235.322	22.10	226,201
Qualified XII (1.40)	33,680.064	22.01	741,298
Qualified XII (1.45)	8,063.915	21.91	176,680
Qualified XII (1.50)	5,352.767	21.82	116,797
Qualified XV	18,171.133	22.88	415,756
Qualified XVI	98,978.752	21.82	2,159,716
Qualified XVII	12,981.960	22.30	289,498
Qualified XVIII	22,950.132	22.30	511,788
Qualified XXI	62,234.035	23.15	1,440,718
Qualified XXV	39,559.963	23.22	918,582
Qualified XXVI	35,739.229	23.00	822,002
Qualified XXVII	1,947,853.569	23.58	45,930,387
Qualified XXVIII	1,110,554.572	23.50	26,098,032
Qualified XXXII	13,482.803	13.90	187,411
Qualified XXXIII (0.65)	6,135.805	16.35	100,320
Qualified XXXVI	102,803.884	16.45	1,691,124
	18,517,680.706		$ 421,750,958

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	3,850.631	$ 11.19	$ 43,089
	3,850.631		$ 43,089

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	88,932.674	$ 14.74	$ 1,310,868
Contracts in accumulation period:
ING Custom Choice 62	6,011.931	14.59	87,714
ING Custom Choice 65	43,181.771	13.03	562,658
ING MAP PLUS NP5	2,021.016	14.30	28,901
ING MAP PLUS NP6	5,444.688	14.28	77,750
ING MAP PLUS NP8	3,311.837	14.24	47,161
ING MAP PLUS NP9	3,375.340	14.22	47,997
ING MAP PLUS NP10	4,305.945	14.20	61,144
ING MAP PLUS NP11	490.090	14.18	6,949
ING MAP PLUS NP12	11,485.158	14.16	162,630
ING MAP PLUS NP14	893.043	14.12	12,610
ING MAP PLUS NP15	27,055.333	14.10	381,480
ING MAP PLUS NP16	185.994	14.08	2,619
ING MAP PLUS NP17	5,890.649	14.06	82,823
ING MAP PLUS NP18	3,011.226	14.04	42,278
ING MAP PLUS NP19	5,381.166	14.02	75,444
ING MAP PLUS NP21	3,791.790	13.98	53,009
ING MAP PLUS NP22	44.528	13.95	621
ING MAP PLUS NP24	2,204.452	13.91	30,664
ING MAP PLUS NP26	242.420	13.87	3,362
ING MAP PLUS NP28	773.734	13.83	10,701
ING MAP PLUS NP30	728.054	13.79	10,040
ING MAP PLUS NP32	1,555.526	13.75	21,388
Qualified V	907.935	17.32	15,725
Qualified VI	2,836,623.898	17.56	49,811,116
Qualified VIII	760.790	17.55	13,352
Qualified X (1.15)	71,415.276	17.71	1,264,765
Qualified X (1.25)	272,258.724	17.56	4,780,863
Qualified XII (0.05)	152,177.709	18.74	2,851,810
Qualified XII (0.15)	1,054.050	20.09	21,176
Qualified XII (0.25)	116,439.299	19.92	2,319,471
Qualified XII (0.30)	103.788	19.83	2,058
Qualified XII (0.35)	22,671.422	19.75	447,761
Qualified XII (0.40)	1,593.540	18.85	30,038
Qualified XII (0.50)	387,809.596	18.74	7,267,552
Qualified XII (0.55)	71,347.414	19.41	1,384,853
Qualified XII (0.60)	98,943.622	19.33	1,912,580
Qualified XII (0.65)	71,032.576	19.24	1,366,667
Qualified XII (0.70)	181,029.899	19.16	3,468,533
Qualified XII (0.75)	235,604.111	19.08	4,495,326
Qualified XII (0.80)	1,173,654.627	18.26	21,430,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (0.85)	286,765.658	18.18	5,213,400
Qualified XII (0.90)	54,260.425	18.10	982,114
Qualified XII (0.95)	241,472.137	18.02	4,351,328
Qualified XII (1.00)	1,223,100.418	17.95	21,954,653
Qualified XII (1.05)	79,275.724	17.87	1,416,657
Qualified XII (1.10)	48,711.752	17.79	866,582
Qualified XII (1.15)	127,954.756	17.71	2,266,079
Qualified XII (1.20)	24,854.916	17.64	438,441
Qualified XII (1.25)	98,473.085	17.56	1,729,187
Qualified XII (1.30)	843.433	17.49	14,752
Qualified XII (1.35)	1,403.990	17.41	24,443
Qualified XII (1.40)	18,739.783	17.33	324,760
Qualified XII (1.45)	1,856.758	17.26	32,048
Qualified XII (1.50)	979.699	17.18	16,831
Qualified XV	21,117.254	18.02	380,533
Qualified XVI	62,443.101	17.18	1,072,772
Qualified XVII	7,602.482	17.56	133,500
Qualified XVIII	15,960.503	17.56	280,266
Qualified XXI	15,669.724	18.23	285,659
Qualified XXV	9,049.334	18.29	165,512
Qualified XXVI	13,776.794	18.12	249,636
Qualified XXVII	1,363,094.002	18.53	25,258,132
Qualified XXVIII	847,298.287	18.47	15,649,599
Qualified XXXII	3,854.813	14.69	56,627
Qualified XXXIII (0.65)	5,325.951	17.68	94,163
Qualified XXXVI	35,044.251	17.79	623,437
	10,524,675.671		$ 189,886,501

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	4,545.954	$ 11.44	$ 52,006
	4,545.954		$ 52,006

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class I
Currently payable annuity contracts:	67,204.400	$15.12 to $17.15	$ 1,148,230
Contracts in accumulation period:
ING Custom Choice 62	249.522	16.74	4,177
ING Custom Choice 65	191.829	14.76	2,831
Qualified VI	568,307.895	13.28	7,547,129
Qualified VIII	12.993	13.27	172
Qualified X (1.15)	14,982.596	13.39	200,617
Qualified X (1.25)	100,913.616	13.28	1,340,133
Qualified XII (0.05)	13,676.834	14.17	193,801
Qualified XII (0.25)	9,967.124	14.11	140,636
Qualified XII (0.30)	9.157	14.05	129
Qualified XII (0.35)	281.021	13.99	3,931
Qualified XII (0.40)	132,407.414	14.25	1,886,806
Qualified XII (0.50)	23,384.570	14.17	331,359
Qualified XII (0.55)	10,015.820	13.75	137,718
Qualified XII (0.60)	17,577.977	13.69	240,643
Qualified XII (0.65)	2,176.245	13.63	29,662
Qualified XII (0.70)	41,958.723	13.57	569,380
Qualified XII (0.75)	47,674.515	13.52	644,559
Qualified XII (0.80)	75,706.538	13.81	1,045,507
Qualified XII (0.85)	79,526.511	13.75	1,093,490
Qualified XII (0.90)	4,746.317	13.69	64,977
Qualified XII (0.95)	88,506.048	13.63	1,206,337
Qualified XII (1.00)	121,376.401	13.57	1,647,078
Qualified XII (1.05)	13,807.642	13.51	186,541
Qualified XII (1.10)	10,953.216	13.45	147,321
Qualified XII (1.15)	25,046.020	13.39	335,366
Qualified XII (1.20)	4,181.253	13.34	55,778
Qualified XII (1.25)	10,484.354	13.28	139,232
Qualified XII (1.35)	59.740	13.16	786
Qualified XII (1.40)	4,406.677	13.11	57,772
Qualified XII (1.45)	292.236	13.05	3,814
Qualified XII (1.50)	71.834	12.99	933
Qualified XV	11,040.488	13.63	150,482
Qualified XVI	11,495.240	12.99	149,323
Qualified XVIII	3,844.755	13.28	51,058
Qualified XXI	11,518.263	13.78	158,722
Qualified XXV	1,205.309	13.83	16,669
Qualified XXVI	390.432	13.70	5,349
Qualified XXVII	164,312.700	9.49	1,559,328
Qualified XXXII	1,187.968	17.14	20,362
Qualified XXXVI	6,856.206	15.84	108,602
	1,702,008.399		$ 22,626,740

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,399.972	$ 12.96	$ 18,144
	1,399.972		$ 18,144

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:	54,107.031	$13.75 to $27.86	$ 976,083
Contracts in accumulation period:
ING Custom Choice 62	92.392	14.87	1,374
ING Custom Choice 65	22,979.350	13.84	318,034
ING MAP PLUS NP14	2,301.178	14.07	32,378
ING MAP PLUS NP16	5.446	14.03	76
ING MAP PLUS NP26	267.842	13.83	3,704
ING MAP PLUS NP27	113.274	13.81	1,564
ING MAP PLUS NP29	3.826	13.77	53
Qualified V	161.443	27.43	4,428
Qualified VI	1,927,277.754	27.86	53,693,958
Qualified VIII	231.655	27.83	6,447
Qualified X (1.15)	64,559.777	28.13	1,816,067
Qualified X (1.25)	226,733.794	27.86	6,316,804
Qualified XII (0.05)	32,642.801	29.82	973,408
Qualified XII (0.25)	35,527.875	20.33	722,282
Qualified XII (0.35)	14,864.461	20.16	299,668
Qualified XII (0.40)	264,699.560	29.99	7,938,340
Qualified XII (0.45)	454.151	19.99	9,078
Qualified XII (0.50)	91,466.742	20.20	1,847,628
Qualified XII (0.55)	89,954.220	19.82	1,782,893
Qualified XII (0.60)	143,056.821	19.73	2,822,511
Qualified XII (0.65)	26,632.631	19.65	523,331
Qualified XII (0.70)	178,677.179	19.56	3,494,926
Qualified XII (0.75)	254,505.791	19.48	4,957,773
Qualified XII (0.80)	1,224,186.270	20.68	25,316,172
Qualified XII (0.85)	199,460.535	28.96	5,776,377
Qualified XII (0.90)	27,545.187	19.99	550,628
Qualified XII (0.95)	117,019.394	28.68	3,356,116
Qualified XII (1.00)	892,199.108	28.54	25,463,363
Qualified XII (1.05)	102,124.826	28.40	2,900,345
Qualified XII (1.10)	36,970.819	28.26	1,044,795
Qualified XII (1.15)	74,968.662	28.13	2,108,868
Qualified XII (1.20)	14,749.002	27.99	412,825
Qualified XII (1.25)	38,681.614	27.86	1,077,670
Qualified XII (1.30)	4,188.259	27.72	116,099
Qualified XII (1.35)	3,942.213	27.59	108,766

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company Portfolio - Class I (continued)
Qualified XII (1.40)	16,611.478	$ 27.45	$ 455,985
Qualified XII (1.45)	2,088.756	27.32	57,065
Qualified XII (1.50)	2,829.011	27.19	76,921
Qualified XV	10,562.956	28.68	302,946
Qualified XVI	54,302.892	27.19	1,476,496
Qualified XVII	4,383.320	27.86	122,119
Qualified XVIII	13,388.239	28.80	385,581
Qualified XXI	25,658.256	29.01	744,346
Qualified XXV	14,657.652	29.01	425,218
Qualified XXVI	9,302.787	28.74	267,362
Qualified XXVII	450,154.036	13.92	6,266,144
Qualified XXVIII	72,192.681	14.82	1,069,896
Qualified XXXII	6,171.573	14.48	89,364
Qualified XXXIII (0.65)	2,009.050	15.78	31,703
Qualified XXXVI	34,638.290	15.88	550,056
	6,886,303.860		$ 169,096,034

ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	922.383	$ 11.80	$ 10,884
	922.383		$ 10,884

ING VP Value Opportunity Portfolio - Class I
Currently payable annuity contracts:	3,617.867	$ 13.80	$ 49,927
Contracts in accumulation period:
ING Custom Choice 65	16,171.553	12.94	209,260
ING MAP PLUS NP18	189.480	13.07	2,477
ING MAP PLUS NP30	9.426	12.84	121
Qualified V	67.156	21.46	1,441
Qualified VI	1,409,865.081	21.80	30,735,059
Qualified VIII	643.477	21.78	14,015
Qualified X (1.15)	63,050.789	22.01	1,387,748
Qualified X (1.25)	120,654.967	21.80	2,630,278
Qualified XII (0.05)	26,891.071	23.34	627,638
Qualified XII (0.25)	158.419	15.69	2,486
Qualified XII (0.35)	5,676.025	15.56	88,319
Qualified XII (0.45)	60.564	15.42	934
Qualified XII (0.50)	45,769.485	16.41	751,077
Qualified XII (0.55)	208,629.434	15.29	3,189,944
Qualified XII (0.60)	67,430.877	15.23	1,026,972
Qualified XII (0.65)	15,657.676	15.16	237,370
Qualified XII (0.70)	135,592.060	15.09	2,046,084

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I (continued)
Qualified XII (0.75)	232,079.544	15.03	3,488,156
Qualified XII (0.80)	403,393.034	16.48	6,647,917
Qualified XII (0.85)	152,141.256	22.66	3,447,521
Qualified XII (0.90)	28,568.314	16.03	457,950
Qualified XII (0.95)	124,340.120	22.44	2,790,192
Qualified XII (1.00)	623,918.318	22.33	13,932,096
Qualified XII (1.05)	63,430.761	22.22	1,409,432
Qualified XII (1.10)	19,655.270	22.12	434,775
Qualified XII (1.15)	48,861.318	22.01	1,075,438
Qualified XII (1.20)	35,875.968	21.90	785,684
Qualified XII (1.25)	31,056.750	21.80	677,037
Qualified XII (1.30)	2,001.795	21.69	43,419
Qualified XII (1.35)	753.371	21.59	16,265
Qualified XII (1.40)	8,692.832	21.48	186,722
Qualified XII (1.45)	1,579.363	21.38	33,767
Qualified XII (1.50)	1,683.014	21.27	35,798
Qualified XV	2,361.602	22.44	52,994
Qualified XVI	28,691.349	21.27	610,265
Qualified XVII	4,428.177	21.80	96,534
Qualified XVIII	3,841.319	22.54	86,583
Qualified XXI	22,815.699	22.70	517,916
Qualified XXV	17,836.884	22.70	404,897
Qualified XXVI	7,086.492	22.49	159,375
Qualified XXVII	578,587.626	16.70	9,662,413
Qualified XXVIII	378,826.786	16.64	6,303,678
Qualified XXXII	5,127.896	13.71	70,303
Qualified XXXIII (0.65)	474.225	11.84	5,615
Qualified XXXVI	31,958.291	11.91	380,623
	4,980,202.781		$ 96,814,515

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	836.562	$ 13.72	$ 11,478
Qualified VI	132,395.844	13.73	1,817,795
Qualified X (1.15)	672.324	14.15	9,513
Qualified X (1.25)	5,172.613	14.12	73,037
Qualified XII (0.50)	9,896.247	14.00	138,547
Qualified XII (0.55)	602.886	13.98	8,428
Qualified XII (0.60)	4,467.024	13.97	62,404
Qualified XII (0.65)	458.518	13.95	6,396
Qualified XII (0.70)	2,739.914	13.93	38,167
Qualified XII (0.75)	1,266.777	13.91	17,621

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class I (continued)
Qualified XII (0.80)	18,176.525	$ 13.89	$ 252,472
Qualified XII (0.85)	5,336.950	13.87	74,023
Qualified XII (0.90)	2,906.368	13.85	40,253
Qualified XII (0.95)	9,913.655	13.84	137,205
Qualified XII (1.00)	34,859.313	13.82	481,756
Qualified XII (1.05)	3,730.476	13.80	51,481
Qualified XII (1.10)	1,025.583	13.78	14,133
Qualified XII (1.15)	10,096.969	13.76	138,934
Qualified XII (1.20)	2,866.726	13.74	39,389
Qualified XII (1.25)	3,287.168	13.73	45,133
Qualified XII (1.40)	361.574	13.67	4,943
Qualified XII (1.45)	3.115	13.65	43
Qualified XV	3,008.301	13.84	41,635
Qualified XVI	5,132.166	13.63	69,951
Qualified XVIII	805.402	14.20	11,437
Qualified XXI	314.829	13.89	4,373
Qualified XXV	319.215	13.97	4,459
Qualified XXVI	1,864.912	13.91	25,941
	262,517.956		$ 3,620,947

ING VP International Value Portfolio - Class I
Currently payable annuity contracts:	124,147.989	$ 16.92	$ 2,100,584
Contracts in accumulation period:
ING Custom Choice 62	903.931	16.44	14,861
ING Custom Choice 65	14,102.353	14.78	208,433
ING MAP PLUS NP7	1,178.209	16.32	19,228
ING MAP PLUS NP10	32.678	16.25	531
ING MAP PLUS NP15	5,065.897	16.14	81,764
ING MAP PLUS NP16	580.759	16.11	9,356
ING MAP PLUS NP21	3,349.069	16.00	53,585
ING MAP PLUS NP26	86.836	15.88	1,379
ING MAP PLUS NP27	1,046.877	15.86	16,603
ING MAP PLUS NP30	38.061	15.79	601
ING MAP PLUS NP32	188.036	15.74	2,960
Qualified V	310.884	16.25	5,052
Qualified VI	1,141,765.869	16.39	18,713,543
Qualified X (1.15)	81,053.471	16.48	1,335,761
Qualified X (1.25)	281,412.506	16.39	4,612,351
Qualified XII (0.30)	7.428	17.26	128
Qualified XII (0.40)	233,173.717	17.17	4,003,593
Qualified XII (0.50)	72,092.104	17.08	1,231,333
Qualified XII (0.55)	52,807.322	17.03	899,309

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class I (continued)
Qualified XII (0.60)	39,906.405	16.98	677,611
Qualified XII (0.65)	105,504.937	16.94	1,787,254
Qualified XII (0.70)	82,905.164	16.89	1,400,268
Qualified XII (0.75)	45,801.240	16.85	771,751
Qualified XII (0.80)	591,171.161	16.80	9,931,676
Qualified XII (0.85)	84,487.399	16.75	1,415,164
Qualified XII (0.90)	9,475.203	16.71	158,331
Qualified XII (0.95)	3,106,128.294	16.66	51,748,097
Qualified XII (1.00)	463,296.652	16.62	7,699,990
Qualified XII (1.05)	33,438.229	16.57	554,071
Qualified XII (1.10)	8,660.777	16.53	143,163
Qualified XII (1.15)	100,267.310	16.48	1,652,405
Qualified XII (1.20)	4,690.720	16.44	77,115
Qualified XII (1.25)	34,798.850	16.39	570,353
Qualified XII (1.30)	487.231	16.35	7,966
Qualified XII (1.35)	654.387	16.30	10,667
Qualified XII (1.40)	6,617.889	16.26	107,607
Qualified XII (1.45)	1,205.039	16.22	19,546
Qualified XII (1.50)	885.816	16.17	14,324
Qualified XV	3,368.673	16.66	56,122
Qualified XVI	24,232.651	16.17	391,842
Qualified XVII	3,696.543	16.39	60,586
Qualified XVIII	20,473.983	16.39	335,569
Qualified XXI	7,575.707	16.80	127,272
Qualified XXV	2,064.516	16.96	35,014
Qualified XXVI	5,259.843	16.74	88,050
Qualified XXVIII	551,162.050	18.51	10,202,010
Qualified XXXII	3,438.836	16.81	57,807
Qualified XXXIII (0.65)	20,602.118	16.85	347,146
	7,375,601.619		$ 123,759,732

ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	4,508.599	$ 13.36	$ 60,235
	4,508.599		$ 60,235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	918.866	$ 12.55	$ 11,532
Qualified VI	194,640.540	11.93	2,322,062
Qualified X (1.15)	11,536.761	11.99	138,326
Qualified X (1.25)	35,829.507	11.93	427,446
Qualified XII (0.50)	4,432.982	12.43	55,102
Qualified XII (0.55)	14,504.674	12.39	179,713
Qualified XII (0.60)	4,151.701	12.36	51,315
Qualified XII (0.65)	6,088.611	12.33	75,073
Qualified XII (0.70)	7,994.668	12.29	98,254
Qualified XII (0.75)	7,509.493	12.26	92,066
Qualified XII (0.80)	74,667.483	12.23	913,183
Qualified XII (0.85)	21,490.656	12.19	261,971
Qualified XII (0.90)	2,667.225	12.16	32,433
Qualified XII (0.95)	33,120.735	12.13	401,755
Qualified XII (1.00)	46,789.642	12.09	565,687
Qualified XII (1.05)	2,244.935	12.06	27,074
Qualified XII (1.10)	8,043.273	12.03	96,761
Qualified XII (1.15)	5,706.952	11.99	68,426
Qualified XII (1.20)	2,702.418	11.96	32,321
Qualified XII (1.25)	7,346.285	11.93	87,641
Qualified XII (1.30)	893.125	11.90	10,628
Qualified XII (1.35)	13.791	11.86	164
Qualified XII (1.40)	1,550.520	11.83	18,343
Qualified XII (1.45)	198.384	11.80	2,341
Qualified XII (1.50)	152.264	11.77	1,792
Qualified XV	163.399	12.13	1,982
Qualified XVI	5,310.962	11.77	62,510
Qualified XVIII	4,694.434	11.93	56,005
Qualified XXI	2,143.476	12.23	26,215
Qualified XXV	148.378	12.34	1,831
Qualified XXVI	1,703.667	12.18	20,751
	509,359.807		$ 6,140,703

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	242.710	$ 11.20	$ 2,718
	242.710		$ 2,718

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	260.358	$ 20.23	$ 5,267
ING Custom Choice 65	2,829.236	16.05	45,409
Qualified V	346.550	20.66	7,160
Qualified VI	1,455,293.701	20.74	30,182,791
Qualified X (1.15)	23,497.122	20.80	488,740
Qualified X (1.25)	96,956.186	20.74	2,010,871
Qualified XII (0.30)	11.920	21.28	254
Qualified XII (0.40)	5,639.156	21.22	119,663
Qualified XII (0.50)	78,133.646	21.16	1,653,308
Qualified XII (0.55)	6,526.873	21.14	137,978
Qualified XII (0.60)	11,171.146	21.11	235,823
Qualified XII (0.65)	1,367.860	21.08	28,834
Qualified XII (0.70)	73,521.338	21.05	1,547,624
Qualified XII (0.75)	21,609.688	21.02	454,236
Qualified XII (0.80)	714,507.069	21.00	15,004,648
Qualified XII (0.85)	134,630.561	20.97	2,823,203
Qualified XII (0.90)	11,101.522	20.94	232,466
Qualified XII (0.95)	39,289.459	20.91	821,543
Qualified XII (1.00)	744,527.601	20.88	15,545,736
Qualified XII (1.05)	26,632.985	20.86	555,564
Qualified XII (1.10)	23,037.897	20.83	479,879
Qualified XII (1.15)	33,924.037	20.80	705,620
Qualified XII (1.20)	5,725.469	20.77	118,918
Qualified XII (1.25)	23,947.338	20.74	496,668
Qualified XII (1.30)	47.082	20.72	976
Qualified XII (1.35)	1,092.788	20.69	22,610
Qualified XII (1.40)	5,838.000	20.66	120,613
Qualified XII (1.45)	1,489.671	20.63	30,732
Qualified XII (1.50)	478.293	20.61	9,858
Qualified XV	2,378.452	20.91	49,733
Qualified XVI	13,265.005	20.61	273,392
Qualified XVII	849.105	20.88	17,729
Qualified XVIII	3,146.812	20.74	65,265
Qualified XXI	3,950.881	21.00	82,969
Qualified XXV	10,188.515	21.11	215,080
Qualified XXVI	7,289.054	21.02	153,216
Qualified XXVII	570,375.643	20.88	11,909,443
Qualified XXXII	2,690.701	20.74	55,805
Qualified XXXIII (0.65)	75.821	20.55	1,558
	4,157,644.541		$ 86,711,182

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	157.484	$ 13.46	$ 2,120
Qualified V	67.914	8.81	598
Qualified VI	257,895.292	8.89	2,292,689
Qualified VIII	126.432	8.89	1,124
Qualified X (1.15)	13,356.996	8.94	119,412
Qualified X (1.25)	49,367.119	8.89	438,874
Qualified XII (0.40)	54,941.989	9.31	511,510
Qualified XII (0.50)	1,809.363	9.26	16,755
Qualified XII (0.55)	392,017.455	9.23	3,618,321
Qualified XII (0.60)	10,644.839	9.21	98,039
Qualified XII (0.65)	24,253.230	9.18	222,645
Qualified XII (0.70)	10,349.238	9.16	94,799
Qualified XII (0.75)	7,428.563	9.13	67,823
Qualified XII (0.80)	91,622.059	9.11	834,677
Qualified XII (0.85)	19,993.296	9.08	181,539
Qualified XII (0.90)	1,065.153	9.06	9,650
Qualified XII (0.95)	14,035.206	9.04	126,878
Qualified XII (1.00)	112,478.244	9.01	1,013,429
Qualified XII (1.05)	8,082.445	8.99	72,661
Qualified XII (1.10)	9,466.042	8.96	84,816
Qualified XII (1.15)	3,719.563	8.94	33,253
Qualified XII (1.20)	3,844.806	8.91	34,257
Qualified XII (1.25)	11,517.717	8.89	102,393
Qualified XII (1.35)	173.313	8.84	1,532
Qualified XII (1.40)	2,915.785	8.82	25,717
Qualified XII (1.45)	1,010.549	8.79	8,883
Qualified XV	753.376	9.04	6,811
Qualified XVI	6,021.756	8.77	52,811
Qualified XVIII	3,357.754	8.89	29,850
Qualified XXI	2,104.046	9.11	19,168
Qualified XXV	6,728.390	9.20	61,901
Qualified XXVI	618.216	9.08	5,613
	1,121,923.630		$ 10,190,548

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	847.413	$ 11.50	$ 9,745
	847.413		$ 9,745

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	1,019,264.311	$11.83 to $38.35	$ 28,275,606
Contracts in accumulation period:
ING Custom Choice 65	77,197.218	11.74	906,295
ING MAP PLUS NP5	1,202.081	12.17	14,629
ING MAP PLUS NP14	3,296.067	12.01	39,586
ING MAP PLUS NP25	57.537	11.82	680
ING MAP PLUS NP26	938.703	11.80	11,077
Qualified I	25,550.273	37.76	964,778
Qualified V	374.220	28.00	10,478
Qualified VI	8,919,426.710	28.45	253,757,690
Qualified VII	145,036.896	27.51	3,989,965
Qualified VIII	2,233.434	26.39	58,940
Qualified IX	1,556.428	27.63	43,004
Qualified X (1.15)	344,016.952	28.83	9,918,009
Qualified X (1.25)	1,638,937.658	28.45	46,627,776
Qualified XII (0.05)	74,779.644	30.49	2,280,031
Qualified XII (0.25)	46,963.664	15.15	711,500
Qualified XII (0.35)	14,972.275	15.02	224,884
Qualified XII (0.40)	231,588.271	21.49	4,976,832
Qualified XII (0.45)	38.505	14.89	573
Qualified XII (0.50)	612,966.017	15.40	9,439,677
Qualified XII (0.55)	219,573.584	14.77	3,243,102
Qualified XII (0.60)	465,727.484	14.70	6,846,194
Qualified XII (0.65)	69,738.302	14.64	1,020,969
Qualified XII (0.70)	333,481.153	14.58	4,862,155
Qualified XII (0.75)	608,169.373	14.52	8,830,619
Qualified XII (0.80)	1,789,302.811	15.42	27,591,049
Qualified XII (0.85)	1,129,839.587	20.77	23,466,768
Qualified XII (0.90)	177,825.035	15.03	2,672,710
Qualified XII (0.95)	643,741.236	20.55	13,228,882
Qualified XII (1.00)	2,196,236.696	20.44	44,891,078
Qualified XII (1.05)	198,119.744	20.34	4,029,756
Qualified XII (1.10)	210,712.881	20.23	4,262,722
Qualified XII (1.15)	397,173.300	20.12	7,991,127
Qualified XII (1.20)	32,683.351	20.01	653,994
Qualified XII (1.25)	87,399.775	19.91	1,740,130
Qualified XII (1.30)	4,361.758	19.80	86,363
Qualified XII (1.35)	1,625.646	19.70	32,025
Qualified XII (1.40)	19,749.750	19.59	386,898
Qualified XII (1.45)	527.889	19.49	10,289
Qualified XII (1.50)	844.106	19.38	16,359
Qualified XV	46,226.805	29.32	1,355,370

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I (continued)
Qualified XVI	187,136.449	$ 27.77	$ 5,196,779
Qualified XVII	135,887.583	29.14	3,959,764
Qualified XVIII	208,976.896	29.14	6,089,587
Qualified XIX	11,592.179	38.67	448,270
Qualified XX	23,881.491	38.26	913,706
Qualified XXI	69,428.019	29.66	2,059,235
Qualified XXV	48,979.744	29.63	1,451,270
Qualified XXVI	20,721.280	29.35	608,170
Qualified XXVII	992,418.864	37.95	37,662,296
Qualified XXVIII	104,149.655	37.83	3,939,981
Qualified XXIX	786.469	37.36	29,382
Qualified XXX	52,039.198	36.80	1,915,042
Qualified XXXII	287,884.283	12.35	3,555,371
Qualified XXXIII (0.65)	3,240.260	13.17	42,674
Qualified XXXVI	79,825.271	13.25	1,057,685
	24,020,404.771		$ 588,399,781

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	306,445.635	$10.60 to $87.81	$ 6,798,386
Contracts in accumulation period:
ING Custom Choice 62	3,404.237	10.97	37,344
ING Custom Choice 65	73,059.910	10.62	775,896
ING MAP PLUS NP5	28,485.760	10.95	311,919
ING MAP PLUS NP7	1,244.553	10.92	13,591
ING MAP PLUS NP8	24,523.672	10.91	267,553
ING MAP PLUS NP9	26,446.085	10.89	287,998
ING MAP PLUS NP11	11,929.787	10.86	129,557
ING MAP PLUS NP12	43,588.835	10.84	472,503
ING MAP PLUS NP13	203.492	10.83	2,204
ING MAP PLUS NP15	92,039.911	10.80	994,031
ING MAP PLUS NP16	2,271.190	10.78	24,483
ING MAP PLUS NP17	4,851.077	10.77	52,246
ING MAP PLUS NP18	6.602	10.75	71
ING MAP PLUS NP19	1,076.810	10.73	11,554
ING MAP PLUS NP20	8,943.611	10.72	95,876
ING MAP PLUS NP21	1,338.269	10.70	14,319
ING MAP PLUS NP22	2,954.655	10.69	31,585
ING MAP PLUS NP24	9,270.528	10.66	98,824
ING MAP PLUS NP25	278.672	10.64	2,965
ING MAP PLUS NP26	357.470	10.63	3,800
ING MAP PLUS NP27	856.774	10.61	9,090
ING MAP PLUS NP28	828.511	10.59	8,774

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I (continued)
ING MAP PLUS NP29	9,384.666	$ 10.58	$ 99,290
ING MAP PLUS NP30	2,826.235	10.56	29,845
Qualified I	6,192.273	77.41	479,344
Qualified V	319.804	19.58	6,262
Qualified VI	6,748,054.088	19.63	132,464,302
Qualified VII	77,415.805	18.25	1,412,838
Qualified VIII	8,377.693	18.06	151,301
Qualified IX	559.602	18.95	10,604
Qualified X (1.15)	255,125.815	19.89	5,074,452
Qualified X (1.25)	993,778.337	19.63	19,507,869
Qualified XII (0.00)	4.184	16.19	68
Qualified XII (0.05)	117,383.476	21.03	2,468,575
Qualified XII (0.15)	59,511.106	15.98	950,987
Qualified XII (0.25)	179,852.000	15.84	2,848,856
Qualified XII (0.30)	133.147	15.77	2,100
Qualified XII (0.35)	39,814.300	15.70	625,085
Qualified XII (0.40)	2,902.340	17.95	52,097
Qualified XII (0.45)	745.362	15.57	11,605
Qualified XII (0.50)	299,042.120	15.72	4,700,942
Qualified XII (0.55)	136,970.246	15.44	2,114,821
Qualified XII (0.60)	312,992.275	15.37	4,810,691
Qualified XII (0.65)	144,331.384	15.30	2,208,270
Qualified XII (0.70)	436,561.166	15.24	6,653,192
Qualified XII (0.75)	367,107.619	15.17	5,569,023
Qualified XII (0.80)	1,245,873.137	15.33	19,099,235
Qualified XII (0.85)	777,013.085	17.35	13,481,177
Qualified XII (0.90)	86,964.676	15.21	1,322,733
Qualified XII (0.95)	1,814,045.449	17.16	31,129,020
Qualified XII (1.00)	2,187,158.899	17.07	37,334,802
Qualified XII (1.05)	300,212.609	16.98	5,097,610
Qualified XII (1.10)	121,215.509	16.89	2,047,330
Qualified XII (1.15)	176,238.189	16.80	2,960,802
Qualified XII (1.20)	66,886.460	16.71	1,117,673
Qualified XII (1.25)	98,872.567	16.62	1,643,262
Qualified XII (1.30)	6,279.016	16.54	103,855
Qualified XII (1.35)	4,802.104	16.45	78,995
Qualified XII (1.40)	37,072.314	16.36	606,503
Qualified XII (1.45)	10,778.299	16.27	175,363
Qualified XII (1.50)	976.882	16.19	15,816
Qualified XV	11,894.217	20.23	240,620
Qualified XVI	156,611.117	19.15	2,999,103
Qualified XVII	155,701.937	19.91	3,100,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I (continued)
Qualified XVIII	232,776.886	19.91	4,634,588
Qualified XIX	1,106.155	78.53	86,866
Qualified XX	7,565.345	77.20	584,045
Qualified XXI	26,043.070	20.46	532,841
Qualified XXV	25,315.970	20.44	517,458
Qualified XXVI	22,289.352	20.25	451,359
Qualified XXVII	685,422.315	77.30	52,983,145
Qualified XXVIII	146,563.559	77.06	11,294,188
Qualified XXIX	1,169.363	76.10	88,989
Qualified XXX	17,893.301	74.96	1,341,282
Qualified XXXII	110,379.029	10.88	1,200,924
Qualified XXXIII (0.65)	24,874.616	12.88	320,385
Qualified XXXVI	68,028.805	12.96	881,653
	19,471,815.321		$ 400,168,636

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,194.559	$ 10.05	$ 12,005
	1,194.559		$ 12,005

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:	122,722.406	$10.61 to $12.33	$ 1,313,931
Contracts in accumulation period:
ING Custom Choice 62	83,342.007	10.54	878,425
ING Custom Choice 65	15,816.579	10.72	169,554
ING MAP PLUS NP5	13.999	10.69	150
Qualified I	6,937.612	51.47	357,079
Qualified V	10,601.251	14.36	152,234
Qualified VI	4,497,051.285	14.65	65,881,801
Qualified VII	114,136.541	14.63	1,669,818
Qualified VIII	3,532.993	14.10	49,815
Qualified IX	967.640	14.83	14,350
Qualified X (1.15)	255,510.633	14.84	3,791,778
Qualified X (1.25)	834,247.502	14.65	12,221,726
Qualified XII (0.00)	23.435	13.44	315
Qualified XII (0.05)	33,655.144	15.70	528,386
Qualified XII (0.25)	1,706.341	13.15	22,438
Qualified XII (0.35)	27,460.370	13.04	358,083
Qualified XII (0.45)	54.283	12.93	702
Qualified XII (0.50)	214,602.186	12.99	2,787,682
Qualified XII (0.55)	282,542.715	12.81	3,619,372
Qualified XII (0.60)	81,828.344	12.76	1,044,130
Qualified XII (0.65)	402,564.115	12.71	5,116,590
Qualified XII (0.70)	1,145,842.682	12.65	14,494,910
Qualified XII (0.75)	534,136.717	12.60	6,730,123
Qualified XII (0.80)	1,765,402.303	12.70	22,420,609
Qualified XII (0.85)	502,169.197	13.67	6,864,653

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I (continued)
Qualified XII (0.90)	85,411.217	$ 12.56	$ 1,072,765
Qualified XII (0.95)	1,307,563.067	13.52	17,678,253
Qualified XII (1.00)	2,584,991.050	13.45	34,768,130
Qualified XII (1.05)	275,898.507	13.38	3,691,522
Qualified XII (1.10)	171,087.151	13.31	2,277,170
Qualified XII (1.15)	185,983.965	13.24	2,462,428
Qualified XII (1.20)	90,226.803	13.17	1,188,287
Qualified XII (1.25)	293,490.616	13.10	3,844,727
Qualified XII (1.30)	8,582.434	13.03	111,829
Qualified XII (1.35)	14,215.591	12.96	184,234
Qualified XII (1.40)	30,484.673	12.89	392,947
Qualified XII (1.45)	20,706.253	12.82	265,454
Qualified XII (1.50)	592.191	12.75	7,550
Qualified XV	10,286.367	15.10	155,324
Qualified XVI	100,066.801	14.30	1,430,955
Qualified XVII	167,740.836	14.65	2,457,403
Qualified XVIII	292,612.817	14.65	4,286,778
Qualified XIX	2,013.404	51.47	103,630
Qualified XX	14,897.565	50.47	751,880
Qualified XXI	33,694.291	15.27	514,512
Qualified XXV	67,642.404	15.25	1,031,547
Qualified XXVI	38,625.869	15.11	583,637
Qualified XXVII	2,061,958.423	53.71	110,747,787
Qualified XXVIII	397,732.545	52.68	20,952,550
Qualified XXIX	1,059.446	50.47	53,470
Qualified XXX	4,303.015	49.71	213,903
Qualified XXXII	29,918.014	10.51	314,438
Qualified XXXIII (0.65)	15,836.259	11.05	174,991
Qualified XXXV	27,138.797	10.51	285,229
Qualified XXXVI	26,619.342	11.12	296,007
	19,298,247.993		$ 362,787,991

ING VP Natural Resources Trust
Contracts in accumulation period:
ING Custom Choice 62	2,886.874	$ 21.17	$ 61,115
ING Custom Choice 65	6,122.348	16.33	99,978
Qualified V	13.231	32.17	426
Qualified VI	955,153.344	31.73	30,307,016
Qualified VIII	533.838	27.49	14,675
Qualified XII (0.05)	8,360.997	34.00	284,274

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Natural Resources Trust (continued)
Qualified XII (0.25)	620.014	$ 21.51	$ 13,337
Qualified XII (0.30)	11.949	21.42	256
Qualified XII (0.35)	1,019.308	21.33	21,742
Qualified XII (0.45)	189.130	21.14	3,998
Qualified XII (0.50)	46,961.129	22.36	1,050,051
Qualified XII (0.55)	16,968.562	20.96	355,661
Qualified XII (0.60)	37,714.548	20.87	787,103
Qualified XII (0.65)	5,242.415	20.78	108,937
Qualified XII (0.70)	102,937.757	20.69	2,129,782
Qualified XII (0.75)	56,112.261	20.60	1,155,913
Qualified XII (0.80)	221,346.090	22.44	4,967,006
Qualified XII (0.85)	83,848.605	25.61	2,147,363
Qualified XII (0.90)	14,208.984	22.25	316,150
Qualified XII (0.95)	104,149.985	25.34	2,639,161
Qualified XII (1.00)	337,413.132	25.21	8,506,185
Qualified XII (1.05)	20,923.123	25.07	524,543
Qualified XII (1.10)	16,329.123	24.94	407,248
Qualified XII (1.15)	25,567.175	24.81	634,322
Qualified XII (1.20)	9,515.519	24.68	234,843
Qualified XII (1.25)	16,705.728	24.55	410,126
Qualified XII (1.30)	543.882	24.42	13,282
Qualified XII (1.35)	1,890.245	24.29	45,914
Qualified XII (1.40)	5,854.692	24.16	141,449
Qualified XII (1.45)	368.571	24.03	8,857
Qualified XV	7,614.065	32.70	248,980
Qualified XVI	20,964.498	30.97	649,271
Qualified XVII	4,227.582	31.73	134,141
Qualified XXI	10,312.583	33.08	341,140
Qualified XXV	12,951.509	32.95	426,752
Qualified XXVI	5,299.099	32.48	172,115
Qualified XXVII	357,257.868	29.87	10,671,293
Qualified XXVIII	94,907.806	29.78	2,826,354
Qualified XXXVI	5,040.070	24.69	124,439
	2,618,087.639		$ 72,985,198

Janus Adviser Balanced Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	46.423	$ 13.28	$ 616
	46.423		$ 616

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
ING Custom Choice 65	652.205	$ 12.22	$ 7,970
Qualified VI	10,331.165	29.45	304,253
Qualified XII (0.50)	150.377	19.50	2,932
Qualified XII (0.65)	15.041	18.31	275
Qualified XII (0.70)	433.866	18.23	7,909
Qualified XII (0.75)	16.020	18.16	291
Qualified XII (0.80)	60.113	19.54	1,175
Qualified XII (0.85)	8.758	27.35	240
Qualified XII (0.90)	749.034	19.00	14,232
Qualified XII (0.95)	33.356	27.06	903
Qualified XII (1.00)	1,225.889	26.92	33,001
Qualified XII (1.05)	348.901	26.78	9,344
Qualified XII (1.15)	15.258	26.49	404
Qualified XII (1.45)	15.288	25.66	392
Qualified XVII	367.087	29.45	10,811
	14,422.358		$ 394,132

Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	4,151.859	$ 21.18	$ 87,936
Qualified X (1.25)	8.136	14.25	116
Qualified XII (0.50)	25.210	15.45	389
Qualified XII (0.55)	18.028	15.10	272
Qualified XII (0.70)	409.966	14.90	6,108
Qualified XII (0.80)	51.249	15.08	773
Qualified XII (0.85)	4.622	18.46	85
Qualified XII (1.00)	512.583	18.17	9,314
Qualified XII (1.05)	9.308	18.07	168
Qualified XII (1.15)	513.123	17.88	9,175
	5,704.084		$ 114,336

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	5,392.228	$ 20.34	$ 109,678
Qualified X (1.15)	38.082	22.00	838
Qualified X (1.25)	19.369	21.75	421
Qualified XII (0.50)	137.538	12.96	1,782
Qualified XII (0.70)	1,032.634	12.01	12,402
Qualified XII (0.75)	22.936	11.96	274
Qualified XII (0.80)	38.053	13.10	498
Qualified XII (0.85)	49.610	18.14	900
Qualified XII (0.90)	525.747	12.62	6,635
Qualified XII (0.95)	72.004	17.95	1,292
Qualified XII (1.00)	740.876	17.85	13,225
Qualified XII (1.40)	4.421	17.11	76
Qualified XVII	7.865	20.34	160
	8,081.363		$ 148,181

Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	14,612.886	$ 26.46	$ 386,657
Qualified X (1.15)	24.353	25.84	629
Qualified XII (0.25)	326.847	16.62	5,432
Qualified XII (0.45)	0.050	16.33	1
Qualified XII (0.50)	137.830	16.82	2,318
Qualified XII (0.65)	15.002	16.06	241
Qualified XII (0.70)	1,496.893	15.99	23,935
Qualified XII (0.75)	23.711	15.92	377
Qualified XII (0.80)	0.406	17.09	7
Qualified XII (0.85)	801.639	18.46	14,798
Qualified XII (0.90)	423.142	16.67	7,054
Qualified XII (0.95)	92.923	18.26	1,697
Qualified XII (1.00)	362.279	18.16	6,579
Qualified XII (1.10)	379.170	17.97	6,814
Qualified XII (1.15)	288.757	17.88	5,163
Qualified XII (1.40)	103.912	17.41	1,809
Qualified XII (1.45)	26.566	17.31	460
Qualified XVII	79.085	26.46	2,093
	19,195.451		$ 466,064

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	11,015.370	$ 25.10	$ 276,486
Qualified X (1.15)	109.684	28.51	3,127
Qualified XII (0.45)	0.093	12.86	1
Qualified XII (0.50)	58.870	14.38	847
Qualified XII (0.65)	14.977	12.64	189
Qualified XII (0.70)	1,735.548	12.59	21,851
Qualified XII (0.75)	185.556	12.54	2,327
Qualified XII (0.80)	10.645	14.68	156
Qualified XII (0.85)	349.406	21.44	7,491
Qualified XII (0.90)	565.632	14.24	8,055
Qualified XII (0.95)	51.258	21.21	1,087
Qualified XII (1.00)	723.828	21.10	15,273
Qualified XII (1.05)	13.628	20.99	286
Qualified XII (1.10)	95.508	20.88	1,994
Qualified XII (1.15)	158.336	20.77	3,289
Qualified XVII	411.135	25.10	10,319
	15,499.474		$ 352,778

Legg Mason Value Trust, Inc. - Primary Class
Contracts in accumulation period:
ING MAP PLUS NP20	125,369.350	$ 12.08	$ 1,514,462
	125,369.350		$ 1,514,462

LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (0.90)	16,844.429	$ 10.87	$ 183,099
	16,844.429		$ 183,099

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Affiliated Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	7,092.032	$ 13.39	$ 94,962
ING MAP PLUS NP8	652.084	13.35	8,705
ING MAP PLUS NP11	3,493.861	13.29	46,433
ING MAP PLUS NP12	223.968	13.27	2,972
ING MAP PLUS NP13	3,055.970	13.25	40,492
ING MAP PLUS NP14	312.414	13.23	4,133
ING MAP PLUS NP15	1,913.992	13.21	25,284
ING MAP PLUS NP18	53,707.763	13.16	706,794
ING MAP PLUS NP20	4,663.211	13.12	61,181
ING MAP PLUS NP21	2,666.469	13.10	34,931
ING MAP PLUS NP22	3,911.846	13.08	51,167
ING MAP PLUS NP23	546.730	13.06	7,140
ING MAP PLUS NP24	6,645.480	13.04	86,657
ING MAP PLUS NP25	91.171	13.02	1,187
ING MAP PLUS NP26	1,878.609	13.00	24,422
ING MAP PLUS NP28	20.173	12.97	262
ING MAP PLUS NP29	8.920	12.95	116
ING MAP PLUS NP30	2,588.022	12.93	33,463
ING MAP PLUS NP32	1,046.510	12.89	13,490
	94,519.225		$ 1,243,791

Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP7	1,558.732	$ 14.48	$ 22,570
ING MAP PLUS NP12	13,482.469	14.38	193,878
ING MAP PLUS NP14	6,456.087	14.33	92,516
ING MAP PLUS NP15	3,867.859	14.31	55,349
ING MAP PLUS NP16	3,786.932	14.29	54,115
ING MAP PLUS NP17	357.649	14.27	5,104
ING MAP PLUS NP20	1,881.246	14.21	26,733
ING MAP PLUS NP21	8,942.759	14.19	126,898
ING MAP PLUS NP22	7,062.553	14.17	100,076
ING MAP PLUS NP23	5,341.366	14.15	75,580
ING MAP PLUS NP24	5,943.948	14.13	83,988
ING MAP PLUS NP26	198.238	14.09	2,793
ING MAP PLUS NP28	9,120.435	14.05	128,142
ING MAP PLUS NP29	6.986	14.03	98
ING MAP PLUS NP30	1,299.909	14.01	18,212
ING MAP PLUS NP32	791.908	13.96	11,055
Qualified XII (1.00)	4,923.528	16.97	83,552
	75,022.604		$ 1,080,659

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	17,820.239	$ 15.91	$ 283,520
ING MAP PLUS NP12	4,909.318	15.89	78,009
ING MAP PLUS NP14	10,634.327	15.84	168,448
ING MAP PLUS NP15	10,315.501	15.82	163,191
ING MAP PLUS NP17	112.983	15.78	1,783
ING MAP PLUS NP19	2,203.928	15.73	34,668
ING MAP PLUS NP21	16,207.919	15.68	254,140
ING MAP PLUS NP22	3,177.618	15.66	49,761
ING MAP PLUS NP23	953.696	15.64	14,916
ING MAP PLUS NP26	177.234	15.57	2,760
ING MAP PLUS NP27	11,644.520	15.55	181,072
ING MAP PLUS NP28	104.557	15.53	1,624
ING MAP PLUS NP29	5,552.703	15.50	86,067
ING MAP PLUS NP30	3,487.902	15.48	53,993
ING MAP PLUS NP32	327.035	15.44	5,049
	87,629.480		$ 1,379,001

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Currently payable annuity contracts:	102,892.261	$12.89 to $13.93	1,425,230
Contracts in accumulation period:
ING Custom Choice 62	1,164.373	13.47	15,684
ING Custom Choice 65	56,429.583	12.67	714,963
Qualified V	2,101.981	13.24	27,830
Qualified VI	3,972,086.909	13.35	53,027,360
Qualified VIII	4,394.301	13.35	58,664
Qualified X (1.15)	195,968.161	13.42	2,629,893
Qualified X (1.25)	627,950.984	13.35	8,383,146
Qualified XII (0.45)	795.875	13.95	11,102
Qualified XII (0.50)	330,415.982	13.91	4,596,086
Qualified XII (0.55)	224,531.353	13.87	3,114,250
Qualified XII (0.60)	114,980.952	13.83	1,590,187
Qualified XII (0.65)	218,126.591	13.80	3,010,147
Qualified XII (0.70)	289,512.507	13.76	3,983,692
Qualified XII (0.75)	229,111.599	13.72	3,143,411
Qualified XII (0.80)	414,381.043	13.68	5,668,733
Qualified XII (0.85)	495,395.312	13.65	6,762,146
Qualified XII (0.90)	31,446.921	13.61	427,993
Qualified XII (0.95)	281,765.657	13.57	3,823,560
Qualified XII (1.00)	2,063,191.830	13.53	27,914,985
Qualified XII (1.05)	183,986.721	13.50	2,483,821
Qualified XII (1.10)	49,883.135	13.46	671,427
Qualified XII (1.15)	83,274.877	13.42	1,117,549
Qualified XII (1.20)	23,995.610	13.39	321,301
Qualified XII (1.25)	149,724.642	13.35	1,998,824
Qualified XII (1.30)	1,958.672	13.32	26,090
Qualified XII (1.35)	11,593.288	13.28	153,959
Qualified XII (1.40)	39,242.401	13.24	519,569
Qualified XII (1.45)	7,042.534	13.21	93,032
Qualified XII (1.50)	8,060.275	13.17	106,154
Qualified XV	21,737.234	13.57	294,974
Qualified XVI	111,752.768	13.17	1,471,784
Qualified XVII	13,008.205	13.35	173,660
Qualified XVIII	23,476.755	13.35	313,415
Qualified XXI	72,072.909	13.68	985,957
Qualified XXV	62,156.718	13.72	852,790
Qualified XXVI	16,134.270	13.61	219,587
Qualified XXXII	6,593.540	13.71	90,397
	10,542,338.729		$ 142,223,352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
Currently payable annuity contracts:	78,598.627	$ 15.24	$ 1,197,843
Contracts in accumulation period:
ING Custom Choice 62	1,533.295	14.33	21,972
ING Custom Choice 65	6,976.253	12.72	88,738
Qualified VI	2,555,514.278	14.88	38,026,052
Qualified X (1.15)	133,150.355	14.96	1,991,929
Qualified X (1.25)	342,103.656	14.88	5,090,502
Qualified XII (0.25)	93,847.403	15.71	1,474,343
Qualified XII (0.30)	134.551	15.67	2,108
Qualified XII (0.35)	5,928.331	15.63	92,660
Qualified XII (0.50)	124,246.879	15.50	1,925,827
Qualified XII (0.55)	189,560.586	15.46	2,930,607
Qualified XII (0.60)	85,412.132	15.42	1,317,055
Qualified XII (0.65)	14,823.531	15.38	227,986
Qualified XII (0.70)	120,994.661	15.33	1,854,848
Qualified XII (0.75)	87,225.228	15.29	1,333,674
Qualified XII (0.80)	279,291.043	15.25	4,259,188
Qualified XII (0.85)	232,217.394	15.21	3,532,027
Qualified XII (0.90)	31,189.770	15.17	473,149
Qualified XII (0.95)	1,878,475.210	15.13	28,421,330
Qualified XII (1.00)	1,192,809.263	15.08	17,987,564
Qualified XII (1.05)	90,240.284	15.04	1,357,214
Qualified XII (1.10)	37,123.381	15.00	556,851
Qualified XII (1.15)	76,389.908	14.96	1,142,793
Qualified XII (1.20)	17,462.410	14.92	260,539
Qualified XII (1.25)	87,367.712	14.88	1,300,032
Qualified XII (1.30)	2,316.962	14.84	34,384
Qualified XII (1.35)	6,228.255	14.80	92,178
Qualified XII (1.40)	18,992.699	14.76	280,332
Qualified XII (1.45)	2,899.158	14.72	42,676
Qualified XII (1.50)	1,279.157	14.68	18,778
Qualified XV	10,842.988	15.13	164,054
Qualified XVI	58,774.963	14.68	862,816
Qualified XVII	3,085.005	14.88	45,905
Qualified XVIII	7,504.685	14.88	111,670
Qualified XXI	89,562.499	15.25	1,365,828
Qualified XXV	40,131.404	15.29	613,609
Qualified XXVI	14,166.742	15.17	214,909
Qualified XXVII	961,268.229	18.67	17,946,878
Qualified XXVIII	1,053,748.222	16.16	17,028,571
Qualified XXXII	10,678.052	14.99	160,064
Qualified XXXIII (0.65)	22,848.251	17.21	393,218
	10,066,943.412		$ 156,242,701

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	19,180.326	$ 11.61	$ 222,684
ING MAP PLUS NP14	14,016.640	11.58	162,313
ING MAP PLUS NP17	504.450	11.53	5,816
ING MAP PLUS NP20	17,850.634	11.48	204,925
ING MAP PLUS NP26	52.822	11.38	601
	51,604.872		$ 596,339

MFS® Total Return Series - Initial Class
Contracts in accumulation period:
Qualified XXVII	2,475,154.727	$ 16.40	$ 40,592,538
Qualified XXVIII	2,486,615.354	16.26	40,432,366
	4,961,770.081		$ 81,024,904

Moderate Allocation Portfolio
ING Custom Choice 41	1,936.889	$ 12.71	$ 24,618
	1,936.889		$ 24,618

Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING Custom Choice 65	17.711	$ 10.77	$ 191
ING MAP PLUS NP18	594.299	10.72	6,371
Qualified VI	26,097.531	10.69	278,983
Qualified XII (0.50)	724.549	10.75	7,789
Qualified XII (0.70)	109.991	10.73	1,180
Qualified XII (0.75)	315.418	10.73	3,384
Qualified XII (0.85)	660.952	10.72	7,085
Qualified XII (0.90)	12.836	10.72	138
Qualified XII (0.95)	9,477.957	10.72	101,604
Qualified XII (1.00)	7,870.151	10.71	84,289
Qualified XII (1.05)	1,406.536	10.71	15,064
Qualified XII (1.10)	82.631	10.70	884
Qualified XII (1.20)	400.156	10.70	4,282
Qualified XII (1.25)	49.952	10.69	534
Qualified XVI	148.069	10.68	1,581
Qualified XXI	146.383	10.73	1,571
Qualified XXV	166.041	10.73	1,782
Qualified XXVI	83.395	10.72	894
Qualified XXXVI	88.342	10.74	949
	48,452.900		$ 518,555

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	6,696.579	$ 14.75	$ 98,775
ING MAP PLUS NP6	6,369.029	14.73	93,816
ING MAP PLUS NP7	2,300.141	14.71	33,835
ING MAP PLUS NP8	2,496.531	14.69	36,674
ING MAP PLUS NP9	634.952	14.66	9,308
ING MAP PLUS NP11	14,642.838	14.62	214,078
ING MAP PLUS NP14	16,516.644	14.56	240,482
ING MAP PLUS NP15	5.600	14.54	81
ING MAP PLUS NP17	7,471.937	14.50	108,343
ING MAP PLUS NP18	13,528.440	14.47	195,757
ING MAP PLUS NP21	10,424.313	14.41	150,214
ING MAP PLUS NP23	967.024	14.37	13,896
ING MAP PLUS NP32	604.563	14.18	8,573
	82,658.591		$ 1,203,832

New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	376.467	$ 15.13	$ 5,696
ING Custom Choice 65	373.293	13.90	5,189
Qualified VI	658,349.713	14.72	9,690,908
Qualified XII (0.30)	87.755	15.10	1,325
Qualified XII (0.40)	10,731.414	15.06	161,615
Qualified XII (0.50)	163,750.465	15.02	2,459,532
Qualified XII (0.55)	12,486.744	15.00	187,301
Qualified XII (0.60)	15,663.596	14.98	234,641
Qualified XII (0.65)	1,222.650	14.96	18,291
Qualified XII (0.70)	43,555.518	14.94	650,719
Qualified XII (0.75)	32,355.551	14.92	482,745
Qualified XII (0.80)	277,481.356	14.90	4,134,472
Qualified XII (0.85)	65,794.349	14.88	979,020
Qualified XII (0.90)	6,167.152	14.86	91,644
Qualified XII (0.95)	40,699.449	14.84	603,980
Qualified XII (1.00)	330,652.306	14.82	4,900,267
Qualified XII (1.05)	16,951.523	14.80	250,883
Qualified XII (1.10)	10,097.735	14.78	149,245
Qualified XII (1.15)	20,029.243	14.76	295,632
Qualified XII (1.20)	5,026.412	14.74	74,089
Qualified XII (1.25)	27,000.965	14.72	397,454
Qualified XII (1.30)	27.302	14.70	401
Qualified XII (1.35)	361.515	14.68	5,307
Qualified XII (1.40)	6,439.911	14.66	94,409
Qualified XII (1.45)	542.626	14.64	7,944

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XV	947.227	14.84	14,057
Qualified XVI	4,948.390	14.62	72,345
Qualified XVII	13.835	14.82	205
Qualified XXI	1,861.538	14.90	27,737
Qualified XXV	2,255.328	14.94	33,695
Qualified XXVI	739.545	14.89	11,012
Qualified XXVII	138,929.912	13.57	1,885,279
	1,895,920.785		$ 27,927,039

Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	490.831	$ 11.54	$ 5,664
ING MAP PLUS NP11	494.789	11.49	5,685
ING MAP PLUS NP12	6,916.210	11.48	79,398
ING MAP PLUS NP14	609.122	11.44	6,968
ING MAP PLUS NP15	2,901.545	11.43	33,165
ING MAP PLUS NP18	18,737.196	11.38	213,229
ING MAP PLUS NP24	5,096.550	11.28	57,489
ING MAP PLUS NP26	1,061.850	11.24	11,935
	36,308.093		$ 413,533

Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	1,954.401	$ 24.79	$ 48,450
ING Custom Choice 65	19,573.243	17.39	340,379
ING MAP PLUS NP5	19,879.206	22.95	456,228
ING MAP PLUS NP8	3,075.550	22.85	70,276
ING MAP PLUS NP12	15,870.497	22.72	360,578
ING MAP PLUS NP13	9,695.477	22.69	219,990
ING MAP PLUS NP14	3,134.077	22.66	71,018
ING MAP PLUS NP15	1,772.805	22.62	40,101
ING MAP PLUS NP17	1,948.823	22.56	43,965
ING MAP PLUS NP18	4,032.032	22.52	90,801
ING MAP PLUS NP19	27,740.244	22.49	623,878
ING MAP PLUS NP21	17,828.209	22.43	399,887
ING MAP PLUS NP22	9,254.256	22.39	207,203
ING MAP PLUS NP23	836.196	22.36	18,697
ING MAP PLUS NP24	747.419	22.33	16,690
ING MAP PLUS NP25	1,066.294	22.30	23,778
ING MAP PLUS NP26	1,403.542	22.27	31,257
ING MAP PLUS NP28	0.291	22.20	6
ING MAP PLUS NP30	2,826.209	22.14	62,572

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Developing Markets
Fund - Class A (continued)
ING MAP PLUS NP32	500.539	$ 22.07	$ 11,047
Qualified V	163.969	49.15	8,059
Qualified VI	1,259,576.549	49.65	62,537,976
Qualified XII (0.30)	23.371	52.76	1,233
Qualified XII (0.50)	44,018.953	52.09	2,292,947
Qualified XII (0.55)	5,866.692	51.92	304,599
Qualified XII (0.60)	18,906.628	51.76	978,607
Qualified XII (0.65)	6,158.506	51.59	317,717
Qualified XII (0.70)	132,433.977	51.43	6,811,079
Qualified XII (0.75)	40,216.857	51.26	2,061,516
Qualified XII (0.80)	89,018.829	51.10	4,548,862
Qualified XII (0.85)	103,606.628	50.94	5,277,722
Qualified XII (0.90)	13,279.684	50.77	674,210
Qualified XII (0.95)	57,799.573	50.61	2,925,236
Qualified XII (1.00)	441,135.508	50.45	22,255,286
Qualified XII (1.05)	27,689.190	50.29	1,392,489
Qualified XII (1.10)	20,234.002	50.13	1,014,331
Qualified XII (1.15)	53,109.706	49.97	2,653,892
Qualified XII (1.20)	5,761.188	49.81	286,965
Qualified XII (1.25)	29,258.277	49.65	1,452,673
Qualified XII (1.30)	1,797.307	49.49	88,949
Qualified XII (1.35)	553.371	49.34	27,303
Qualified XII (1.40)	5,989.103	49.18	294,544
Qualified XII (1.45)	1,635.168	49.02	80,156
Qualified XII (1.50)	614.460	48.87	30,029
Qualified XV	2,847.993	50.61	144,137
Qualified XVI	24,696.490	48.87	1,206,917
Qualified XVII	6,855.450	49.65	340,373
Qualified XXI	7,493.651	51.10	382,926
Qualified XXV	17,197.677	51.23	881,037
Qualified XXVI	8,878.802	50.75	450,599
Qualified XXVII	1,173,366.633	33.26	39,026,174
Qualified XXXVI	139.620	50.50	7,051
	3,743,463.122		$ 163,892,395

Oppenheimer Global Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	6,808.145	$ 19.08	$ 129,899
	6,808.145		$ 129,899

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	3,804.299	$ 12.85	$ 48,885
ING MAP PLUS NP14	2,395.129	12.70	30,418
ING MAP PLUS NP15	6,180.190	12.68	78,365
ING MAP PLUS NP17	406.017	12.65	5,136
ING MAP PLUS NP19	545.796	12.61	6,882
ING MAP PLUS NP26	395.909	12.48	4,941
ING MAP PLUS NP32	5.746	12.37	71
	13,733.086		$ 174,698

Oppenheimer Aggressive Growth Fund/VA
Currently payable annuity contracts:	132.064	$ 10.42	$ 1,376
	132.064		$ 1,376

Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP23	124.843	$ 14.87	$ 1,856
ING MAP PLUS NP29	0.050	14.74	1
Qualified VI	21,550.193	23.71	510,955
Qualified X (1.25)	1,642.916	23.71	38,954
Qualified XII (0.45)	2.478	25.34	63
Qualified XII (0.50)	96.851	25.31	2,451
Qualified XII (0.60)	5.485	25.02	137
Qualified XII (0.70)	3,371.081	24.80	83,603
Qualified XII (0.75)	110.002	24.70	2,717
Qualified XII (0.80)	643.490	24.66	15,868
Qualified XII (0.85)	368.553	24.55	9,048
Qualified XII (0.90)	120.334	24.44	2,941
Qualified XII (0.95)	25.810	24.34	628
Qualified XII (1.00)	2,467.823	24.23	59,795
Qualified XII (1.05)	18.338	24.13	442
Qualified XII (1.10)	56.435	24.02	1,356
Qualified XII (1.15)	336.170	23.92	8,041
Qualified XII (1.25)	87.175	23.71	2,067
Qualified XII (1.40)	110.668	23.40	2,590
Qualified XVII	918.539	23.71	21,779
	32,057.234		$ 765,292

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	12,583.031	$9.60 to $10.78	$ 122,850
	12,583.031		$ 122,850

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	28.133	$ 13.32	$ 375
ING Custom Choice 65	1,460.450	13.56	19,804
Qualified VI	201,229.789	13.32	2,680,381
Qualified X (1.15)	3,403.135	15.21	51,762
Qualified X (1.25)	17,539.392	15.17	266,073
Qualified XII (0.30)	82.928	13.53	1,122
Qualified XII (0.50)	1,408.516	13.48	18,987
Qualified XII (0.55)	1,951.062	13.47	26,281
Qualified XII (0.60)	3,743.366	13.46	50,386
Qualified XII (0.65)	3,666.759	13.45	49,318
Qualified XII (0.70)	5,910.231	13.44	79,434
Qualified XII (0.75)	2,641.647	13.43	35,477
Qualified XII (0.80)	6,756.907	13.42	90,678
Qualified XII (0.85)	15,401.484	13.40	206,380
Qualified XII (0.90)	1,228.100	13.39	16,444
Qualified XII (0.95)	6,922.874	13.38	92,628
Qualified XII (1.00)	38,101.950	13.37	509,423
Qualified XII (1.05)	3,802.429	13.36	50,800
Qualified XII (1.10)	3,172.987	13.35	42,359
Qualified XII (1.15)	7,787.267	13.34	103,882
Qualified XII (1.20)	369.228	13.33	4,922
Qualified XII (1.25)	3,535.829	13.32	47,097
Qualified XII (1.35)	2,943.991	13.29	39,126
Qualified XII (1.40)	245.802	13.28	3,264
Qualified XII (1.45)	578.706	13.27	7,679
Qualified XII (1.50)	307.314	13.26	4,075
Qualified XV	2,871.706	13.38	38,423
Qualified XVI	5,862.427	13.26	77,736
Qualified XVII	1,715.188	13.32	22,846
Qualified XVIII	1,041.974	15.26	15,901
Qualified XXI	3,818.541	13.42	51,245
Qualified XXV	505.052	13.43	6,783
Qualified XXVI	827.724	13.39	11,083
	350,862.888		$ 4,722,174

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	3,766.685	$ 15.07	$ 56,764
Qualified X (1.25)	308.345	15.07	4,647
Qualified XII (0.55)	8.404	16.02	135
Qualified XII (0.65)	0.303	15.89	5
Qualified XII (0.70)	3,687.977	15.82	58,344
Qualified XII (0.75)	20.912	15.75	329
Qualified XII (0.85)	234.025	15.61	3,653
Qualified XII (1.00)	198.128	15.40	3,051
Qualified XII (1.05)	71.907	15.34	1,103
Qualified XII (1.45)	24.874	14.81	368
	8,321.560		$ 128,399

Pax World Balanced Fund, Inc.
Contracts in accumulation period:
ING Custom Choice 62	2,148.097	$ 12.86	$ 27,625
ING Custom Choice 65	350.117	11.99	4,198
ING MAP PLUS NP5	10,216.734	12.90	131,796
ING MAP PLUS NP8	11,482.089	12.85	147,545
ING MAP PLUS NP11	5,564.101	12.79	71,165
ING MAP PLUS NP12	12,039.797	12.77	153,748
ING MAP PLUS NP15	14,447.049	12.72	183,766
ING MAP PLUS NP16	8,660.004	12.70	109,982
ING MAP PLUS NP17	249.152	12.68	3,159
ING MAP PLUS NP18	1,188.643	12.66	15,048
ING MAP PLUS NP19	4.737	12.64	60
ING MAP PLUS NP21	7,743.248	12.61	97,642
ING MAP PLUS NP22	21.276	12.59	268
ING MAP PLUS NP23	1,289.941	12.57	16,215
ING MAP PLUS NP25	506.739	12.53	6,349
ING MAP PLUS NP32	260.450	12.41	3,232
Qualified V	260.097	11.90	3,095
Qualified VI	1,334,311.579	12.02	16,038,425
Qualified XII (0.30)	85.856	12.77	1,096
Qualified XII (0.50)	17,954.597	12.61	226,407
Qualified XII (0.55)	18,193.998	12.57	228,699
Qualified XII (0.60)	2,942.049	12.53	36,864
Qualified XII (0.65)	611.174	12.49	7,634
Qualified XII (0.70)	231,678.155	12.45	2,884,393
Qualified XII (0.75)	49,545.606	12.41	614,861
Qualified XII (0.80)	75,704.917	12.37	936,470
Qualified XII (0.85)	121,693.976	12.33	1,500,487

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pax World Balanced Fund, Inc. (continued)
Qualified XII (0.90)	5,839.657	$ 12.29	$ 71,769
Qualified XII (0.95)	27,690.492	12.25	339,209
Qualified XII (1.00)	1,100,688.334	12.21	13,439,405
Qualified XII (1.05)	94,631.638	12.18	1,152,613
Qualified XII (1.10)	11,720.079	12.14	142,282
Qualified XII (1.15)	61,839.640	12.10	748,260
Qualified XII (1.20)	5,752.515	12.06	69,375
Qualified XII (1.25)	41,375.798	12.02	497,337
Qualified XII (1.30)	2,856.824	11.98	34,225
Qualified XII (1.35)	2,257.054	11.94	26,949
Qualified XII (1.40)	9,534.595	11.91	113,557
Qualified XII (1.45)	203.040	11.87	2,410
Qualified XII (1.50)	63.557	11.83	752
Qualified XVI	21,998.933	11.83	260,247
Qualified XVII	2,513.971	12.02	30,218
Qualified XXI	591.828	12.37	7,321
Qualified XXV	253.496	12.40	3,143
Qualified XXVI	2,501.293	12.29	30,741
Qualified XXVII	790,821.419	12.24	9,679,654
	4,112,288.341		$ 50,099,696

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	1,536.272	$ 10.61	$ 16,300
ING Custom Choice 65	24,101.637	10.15	244,632
Qualified VI	763,468.140	10.83	8,268,360
Qualified X (1.15)	12,782.495	10.50	134,216
Qualified X (1.25)	37,102.958	10.48	388,839
Qualified XII (0.00)	5.973	11.19	67
Qualified XII (0.15)	45,274.202	11.15	504,807
Qualified XII (0.35)	73,265.942	11.09	812,519
Qualified XII (0.40)	1,461.189	11.07	16,175
Qualified XII (0.50)	62,665.861	11.04	691,831
Qualified XII (0.55)	2,614.921	11.03	28,843
Qualified XII (0.60)	5,071.277	11.01	55,835
Qualified XII (0.65)	1,834.042	11.00	20,174
Qualified XII (0.70)	116,095.911	10.99	1,275,894
Qualified XII (0.75)	27,157.180	10.97	297,914
Qualified XII (0.80)	92,702.646	10.96	1,016,021
Qualified XII (0.85)	84,571.349	10.94	925,211
Qualified XII (0.90)	10,465.080	10.93	114,383
Qualified XII (0.95)	64,562.447	10.91	704,376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return
Portfolio - Administrative Class (continued)
Qualified XII (1.00)	772,131.731	$ 10.90	$ 8,416,236
Qualified XII (1.05)	22,704.574	10.88	247,026
Qualified XII (1.10)	16,253.005	10.87	176,670
Qualified XII (1.15)	23,309.606	10.85	252,909
Qualified XII (1.20)	6,893.226	10.84	74,723
Qualified XII (1.25)	30,507.957	10.83	330,401
Qualified XII (1.30)	1,489.965	10.81	16,107
Qualified XII (1.35)	3,392.574	10.80	36,640
Qualified XII (1.40)	6,646.914	10.78	71,654
Qualified XII (1.45)	165.073	10.77	1,778
Qualified XII (1.50)	3.688	10.75	40
Qualified XVI	21,793.539	10.75	234,281
Qualified XXI	1,182.573	10.96	12,961
Qualified XXV	1,829.477	10.99	20,106
Qualified XXVI	2,653.799	10.95	29,059
Qualified XXXII	8.096	10.48	85
	2,337,705.319		$ 25,437,073

Pioneer Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,986.558	$ 15.26	$ 45,575
	2,986.558		$ 45,575

Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	25,988.201	$ 11.78	$ 306,141
ING MAP PLUS NP6	22,031.593	11.77	259,312
ING MAP PLUS NP8	13,578.584	11.73	159,277
ING MAP PLUS NP9	6,251.892	11.72	73,272
ING MAP PLUS NP10	15,795.891	11.70	184,812
ING MAP PLUS NP11	7,380.927	11.68	86,209
ING MAP PLUS NP12	1,489.118	11.66	17,363
ING MAP PLUS NP13	1,330.933	11.65	15,505
ING MAP PLUS NP14	5,238.392	11.63	60,922
ING MAP PLUS NP15	15,381.757	11.61	178,582
ING MAP PLUS NP16	6.089	11.60	71
ING MAP PLUS NP17	167.400	11.58	1,938
ING MAP PLUS NP18	13,994.272	11.56	161,774
ING MAP PLUS NP19	4,062.716	11.55	46,924
ING MAP PLUS NP20	718.498	11.53	8,284
ING MAP PLUS NP21	15,438.207	11.51	177,694
ING MAP PLUS NP22	723.201	11.50	8,317
ING MAP PLUS NP23	4,672.362	11.48	53,639

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer High Yield Fund - Class A (continued)
ING MAP PLUS NP24	3,316.744	$ 11.46	$ 38,010
ING MAP PLUS NP25	324.479	11.45	3,715
ING MAP PLUS NP26	12.465	11.43	142
ING MAP PLUS NP27	1,211.980	11.41	13,829
ING MAP PLUS NP28	56.167	11.40	640
ING MAP PLUS NP30	832.651	11.36	9,459
ING MAP PLUS NP31	132.897	11.35	1,508
ING MAP PLUS NP32	1,137.209	11.33	12,885
	161,274.625		$ 1,880,224

Pioneer Equity Income VCT Portfolio - Class I
Currently payable annuity contracts:	197,681.618	$14.24 to $15.32	$ 2,995,133
Contracts in accumulation period:
ING Custom Choice 62	671.912	14.69	9,870
ING Custom Choice 65	10,875.229	13.06	142,030
ING MAP PLUS NP5	4,961.540	14.62	72,538
ING MAP PLUS NP8	14,814.034	14.55	215,544
ING MAP PLUS NP14	1,753.046	14.43	25,296
ING MAP PLUS NP21	5,484.296	14.28	78,316
ING MAP PLUS NP23	645.367	14.24	9,190
ING MAP PLUS NP25	1,948.106	14.20	27,663
ING MAP PLUS NP26	218.610	14.18	3,100
ING MAP PLUS NP30	37.235	14.10	525
ING MAP PLUS NP32	23.706	14.06	333
Qualified VI	2,548,852.374	14.04	35,785,887
Qualified VIII	4,587.545	14.03	64,363
Qualified X (1.15)	92,522.538	14.12	1,306,418
Qualified X (1.25)	250,032.014	14.04	3,510,449
Qualified XII (0.35)	13,570.493	14.74	200,029
Qualified XII (0.50)	201,842.793	14.62	2,950,942
Qualified XII (0.55)	144,131.914	14.58	2,101,443
Qualified XII (0.60)	31,700.860	14.54	460,931
Qualified XII (0.65)	86,448.989	14.50	1,253,510
Qualified XII (0.70)	167,031.142	14.47	2,416,941
Qualified XII (0.75)	79,539.842	14.43	1,147,760
Qualified XII (0.80)	1,112,500.071	14.39	16,008,876
Qualified XII (0.85)	146,776.808	14.35	2,106,247
Qualified XII (0.90)	23,032.517	14.31	329,595
Qualified XII (0.95)	172,171.338	14.27	2,456,885
Qualified XII (1.00)	1,177,573.266	14.23	16,756,868
Qualified XII (1.05)	88,222.712	14.19	1,251,880
Qualified XII (1.10)	28,728.286	14.15	406,505

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Equity Income VCT Portfolio - Class I (continued)
Qualified XII (1.15)	133,239.550	$ 14.12	$ 1,881,342
Qualified XII (1.20)	14,113.454	14.08	198,717
Qualified XII (1.25)	56,134.561	14.04	788,129
Qualified XII (1.30)	3,119.399	14.00	43,672
Qualified XII (1.35)	2,404.511	13.96	33,567
Qualified XII (1.40)	11,084.345	13.92	154,294
Qualified XII (1.45)	3,160.654	13.89	43,901
Qualified XII (1.50)	221.292	13.85	3,065
Qualified XV	1,845.285	14.27	26,332
Qualified XVI	40,055.560	13.85	554,770
Qualified XVII	16,326.566	14.04	229,225
Qualified XVIII	15,776.233	14.04	221,498
Qualified XXI	28,912.752	14.39	416,055
Qualified XXV	32,547.473	14.43	469,660
Qualified XXVI	17,748.721	14.31	253,984
Qualified XXVII	1,068,757.295	17.75	18,970,442
Qualified XXXII	4,199.864	15.05	63,208
Qualified XXXIII (0.65)	58,067.027	14.94	867,521
	8,116,094.743		$ 119,314,449

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Fund VCT Portfolio - Class I
Currently payable annuity contracts:	14,346.282	$ 13.90	$ 199,413
Contracts in accumulation period:
ING Custom Choice 65	571.744	12.81	7,324
ING MAP PLUS NP8	20,965.478	13.38	280,518
ING MAP PLUS NP12	8,883.726	13.30	118,154
ING MAP PLUS NP14	2,572.459	13.26	34,111
ING MAP PLUS NP15	4,477.438	13.24	59,281
ING MAP PLUS NP17	938.124	13.20	12,383
ING MAP PLUS NP18	1,719.545	13.19	22,681
ING MAP PLUS NP23	131.471	13.09	1,721
ING MAP PLUS NP28	802.359	13.00	10,431
Qualified VI	174,786.294	12.22	2,135,889
Qualified X (1.15)	21,948.332	12.28	269,526
Qualified X (1.25)	35,640.993	12.22	435,533
Qualified XII (0.15)	125,187.608	12.97	1,623,683
Qualified XII (0.35)	24,759.390	12.83	317,663
Qualified XII (0.50)	33,490.111	12.73	426,329
Qualified XII (0.55)	3,633.292	12.69	46,106
Qualified XII (0.60)	1,612.777	12.66	20,418
Qualified XII (0.65)	69,475.021	12.62	876,775
Qualified XII (0.70)	28,641.564	12.59	360,597
Qualified XII (0.75)	3,733.590	12.55	46,857
Qualified XII (0.80)	37,429.600	12.52	468,619
Qualified XII (0.85)	19,998.367	12.49	249,780
Qualified XII (0.90)	1,953.555	12.45	24,322
Qualified XII (0.95)	39,354.024	12.42	488,777
Qualified XII (1.00)	46,775.603	12.38	579,082
Qualified XII (1.05)	10,780.840	12.35	133,143
Qualified XII (1.10)	3,945.220	12.32	48,605
Qualified XII (1.15)	13,979.974	12.28	171,674
Qualified XII (1.20)	2,214.702	12.25	27,130
Qualified XII (1.25)	6,210.488	12.22	75,892
Qualified XII (1.30)	13.886	12.18	169
Qualified XII (1.35)	55.395	12.15	673
Qualified XII (1.40)	1,077.407	12.12	13,058
Qualified XII (1.45)	215.998	12.08	2,609
Qualified XV	12.839	12.42	159
Qualified XVI	3,550.609	12.05	42,785
Qualified XVII	1,856.213	12.22	22,683
Qualified XVIII	1,214.498	12.22	14,841
Qualified XXI	1,018.105	12.52	12,747
Qualified XXV	1,522.394	12.55	19,106
Qualified XXVI	926.560	12.45	11,536
	772,423.875		$ 9,712,783

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	4,061.732	$ 11.36	$ 46,141
Qualified V	130.046	11.43	1,486
Qualified VI	299,696.413	11.48	3,440,515
Qualified X (1.15)	14,528.514	11.57	168,095
Qualified X (1.25)	30,232.471	11.54	348,883
Qualified XII (0.40)	128.740	11.75	1,513
Qualified XII (0.50)	34,940.646	11.72	409,504
Qualified XII (0.55)	1,954.072	11.70	22,863
Qualified XII (0.60)	31,076.188	11.68	362,970
Qualified XII (0.65)	613.416	11.67	7,159
Qualified XII (0.70)	22,875.020	11.65	266,494
Qualified XII (0.75)	4,436.815	11.64	51,645
Qualified XII (0.80)	22,461.471	11.62	261,002
Qualified XII (0.85)	26,195.588	11.61	304,131
Qualified XII (0.90)	4,874.378	11.59	56,494
Qualified XII (0.95)	22,004.844	11.58	254,816
Qualified XII (1.00)	468,954.022	11.56	5,421,108
Qualified XII (1.05)	14,702.975	11.54	169,672
Qualified XII (1.10)	3,706.944	11.53	42,741
Qualified XII (1.15)	18,322.574	11.51	210,893
Qualified XII (1.20)	1,078.162	11.50	12,399
Qualified XII (1.25)	15,110.428	11.48	173,468
Qualified XII (1.30)	61.115	11.47	701
Qualified XII (1.35)	219.139	11.45	2,509
Qualified XII (1.40)	3,343.626	11.44	38,251
Qualified XII (1.45)	777.106	11.42	8,875
Qualified XII (1.50)	1,094.080	11.41	12,483
Qualified XV	116.016	11.58	1,343
Qualified XVI	13,396.483	11.41	152,854
Qualified XVIII	1,794.071	11.61	20,829
Qualified XXI	1,366.817	11.62	15,882
Qualified XXVI	686.639	11.62	7,979
Qualified XXXII	209.514	11.54	2,418
	1,065,150.065		$ 12,298,116

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Mid Cap Value VCT Portfolio - Class I
Currently payable annuity contracts:	75,590.124	$ 14.80	$ 1,118,734
Contracts in accumulation period:
ING Custom Choice 62	166.010	14.25	2,366
ING Custom Choice 65	1,688.408	12.36	20,869
ING MAP PLUS NP5	5,903.993	14.16	83,601
ING MAP PLUS NP6	1,067.081	14.14	15,089
ING MAP PLUS NP11	10,225.708	14.03	143,467
ING MAP PLUS NP12	3,804.842	14.01	53,306
ING MAP PLUS NP13	5,525.959	13.99	77,308
ING MAP PLUS NP14	2,873.281	13.97	40,140
ING MAP PLUS NP15	6,600.075	13.95	92,071
ING MAP PLUS NP18	301.163	13.89	4,183
ING MAP PLUS NP22	955.500	13.81	13,195
ING MAP PLUS NP23	135.438	13.79	1,868
ING MAP PLUS NP25	228.759	13.75	3,145
ING MAP PLUS NP26	144.892	13.73	1,989
ING MAP PLUS NP27	147.516	13.71	2,022
ING MAP PLUS NP28	807.148	13.69	11,050
ING MAP PLUS NP29	37.450	13.67	512
ING MAP PLUS NP30	81.176	13.65	1,108
Qualified V	189.474	16.80	3,183
Qualified VI	1,524,422.063	16.94	25,823,710
Qualified VIII	951.580	16.94	16,120
Qualified X (1.15)	63,235.272	17.04	1,077,529
Qualified X (1.25)	130,211.989	16.94	2,205,791
Qualified XII (0.15)	12,911.884	17.99	232,285
Qualified XII (0.35)	14,949.690	17.80	266,104
Qualified XII (0.40)	10,979.406	17.75	194,884
Qualified XII (0.50)	51,514.397	17.65	909,229
Qualified XII (0.55)	33,708.734	17.60	593,274
Qualified XII (0.60)	35,529.568	17.55	623,544
Qualified XII (0.65)	122,145.714	17.51	2,138,771
Qualified XII (0.70)	67,738.033	17.46	1,182,706
Qualified XII (0.75)	42,729.192	17.41	743,915
Qualified XII (0.80)	747,923.697	17.36	12,983,955
Qualified XII (0.85)	118,874.779	17.32	2,058,911
Qualified XII (0.90)	13,003.690	17.27	224,574
Qualified XII (0.95)	69,003.646	17.22	1,188,243
Qualified XII (1.00)	802,447.020	17.18	13,786,040
Qualified XII (1.05)	40,197.823	17.13	688,589
Qualified XII (1.10)	22,158.872	17.08	378,474
Qualified XII (1.15)	30,475.640	17.04	519,305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Mid Cap Value VCT Portfolio - Class I (continued)
Qualified XII (1.20)	12,366.660	$ 16.99	$ 210,110
Qualified XII (1.25)	46,315.907	16.94	784,591
Qualified XII (1.30)	1,322.942	16.90	22,358
Qualified XII (1.35)	1,819.101	16.85	30,652
Qualified XII (1.40)	15,265.935	16.81	256,620
Qualified XII (1.45)	9,328.650	16.76	156,348
Qualified XII (1.50)	6.774	16.71	113
Qualified XV	4,716.737	17.22	81,222
Qualified XVI	56,544.225	16.71	944,854
Qualified XVII	2,489.433	16.94	42,171
Qualified XVIII	2,697.590	16.94	45,697
Qualified XXI	14,004.213	17.36	243,113
Qualified XXV	12,645.287	17.41	220,154
Qualified XXVI	28,072.373	17.27	484,810
Qualified XXVII	407,217.336	19.37	7,887,800
Qualified XXXII	6,103.421	14.67	89,537
Qualified XXXIII (0.65)	16,061.303	17.81	286,052
	4,708,564.573		$ 81,311,361

T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP8	6,793.785	$ 14.85	$ 100,888
ING MAP PLUS NP11	7,996.380	14.79	118,266
ING MAP PLUS NP12	259.132	14.77	3,827
ING MAP PLUS NP14	16,917.839	14.72	249,031
ING MAP PLUS NP15	1,706.550	14.70	25,086
ING MAP PLUS NP18	10,314.357	14.64	151,002
ING MAP PLUS NP19	7,212.491	14.62	105,447
ING MAP PLUS NP26	1,026.896	14.47	14,859
ING MAP PLUS NP27	16,477.770	14.45	238,104
ING MAP PLUS NP32	234.661	14.34	3,365
	68,939.861		$ 1,009,875

T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	2,645.661	$ 11.45	$ 30,293
	2,645.661		$ 30,293

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	6,410.892	$ 15.06	$ 96,548
ING MAP PLUS NP11	13,973.190	14.99	209,458
ING MAP PLUS NP12	8,309.714	14.97	124,396
ING MAP PLUS NP13	966.367	14.95	14,447
ING MAP PLUS NP18	12,236.910	14.84	181,596
ING MAP PLUS NP20	1,578.618	14.80	23,364
ING MAP PLUS NP22	1,216.190	14.76	17,951
ING MAP PLUS NP24	3,827.441	14.71	56,302
ING MAP PLUS NP26	621.024	14.67	9,110
ING MAP PLUS NP28	8,059.193	14.63	117,906
ING MAP PLUS NP29	10.884	14.61	159
ING MAP PLUS NP30	19.875	14.59	290
ING MAP PLUS NP32	1,697.159	14.54	24,677
	58,927.457		$ 876,204

Templeton Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP14	418.742	$ 14.66	$ 6,139
ING MAP PLUS NP15	1,384.796	14.64	20,273
ING MAP PLUS NP17	2,868.062	14.60	41,874
ING MAP PLUS NP18	4,529.799	14.58	66,044
ING MAP PLUS NP19	2,025.589	14.56	29,493
ING MAP PLUS NP20	28,088.664	14.53	408,128
ING MAP PLUS NP21	2,595.162	14.51	37,656
ING MAP PLUS NP22	2,979.871	14.49	43,178
ING MAP PLUS NP24	1,272.032	14.45	18,381
ING MAP PLUS NP26	1,252.153	14.41	18,044
ING MAP PLUS NP28	36.793	14.37	529
ING MAP PLUS NP31	77.312	14.30	1,106
Qualified XII (1.00)	216.506	11.63	2,518
	47,745.481		$ 693,363

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	820.206	$ 12.65	$ 10,376
ING Custom Choice 65	1,855.314	11.13	20,650
Qualified V	18,329.790	12.40	227,289
Qualified VI	1,078,606.701	12.45	13,428,653
Qualified XII (0.00)	5.178	19.67	102
Qualified XII (0.50)	70,439.404	19.14	1,348,210
Qualified XII (0.55)	2,145.320	19.09	40,954
Qualified XII (0.60)	13,417.795	19.04	255,475
Qualified XII (0.65)	1,620.476	18.99	30,773
Qualified XII (0.70)	66,512.068	18.93	1,259,073
Qualified XII (0.75)	13,061.091	18.88	246,593
Qualified XII (0.80)	62,115.243	18.83	1,169,630
Qualified XII (0.85)	67,124.123	12.58	844,421
Qualified XII (0.90)	10,989.014	18.73	205,824
Qualified XII (0.95)	74,255.333	12.55	931,904
Qualified XII (1.00)	853,274.298	12.53	10,691,527
Qualified XII (1.05)	41,604.538	12.52	520,889
Qualified XII (1.10)	16,265.188	12.50	203,315
Qualified XII (1.15)	53,829.341	12.48	671,790
Qualified XII (1.20)	6,150.226	12.47	76,693
Qualified XII (1.25)	27,114.721	12.45	337,578
Qualified XII (1.30)	916.848	12.43	11,396
Qualified XII (1.35)	212.695	12.42	2,642
Qualified XII (1.40)	3,803.142	12.40	47,159
Qualified XII (1.45)	676.490	12.38	8,375
Qualified XII (1.50)	570.398	12.37	7,056
Qualified XV	13.245	12.55	166
Qualified XVI	23,581.817	12.37	291,707
Qualified XVII	1,513.069	12.53	18,959
Qualified XXI	2,659.584	12.60	33,511
Qualified XXV	3,999.338	12.63	50,512
Qualified XXVI	4,986.949	12.60	62,836
	2,522,468.943		$ 33,056,038

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	17,487.095	$ 13.63	$ 238,349
ING MAP PLUS NP6	27,273.323	13.61	371,190
ING MAP PLUS NP7	1,926.120	13.59	26,176
ING MAP PLUS NP8	34,998.110	13.58	475,274
ING MAP PLUS NP9	13,627.530	13.56	184,789
ING MAP PLUS NP11	47,230.922	13.52	638,562
ING MAP PLUS NP12	27,333.767	13.50	369,006
ING MAP PLUS NP13	14,880.125	13.48	200,584
ING MAP PLUS NP14	89,547.635	13.46	1,205,311
ING MAP PLUS NP15	42,715.966	13.44	574,103
ING MAP PLUS NP17	15,143.849	13.40	202,928
ING MAP PLUS NP18	53,059.845	13.38	709,941
ING MAP PLUS NP19	15,725.507	13.36	210,093
ING MAP PLUS NP20	45,614.491	13.34	608,497
ING MAP PLUS NP21	39,886.983	13.32	531,295
ING MAP PLUS NP22	9,185.854	13.30	122,172
ING MAP PLUS NP23	9,181.532	13.28	121,931
ING MAP PLUS NP24	6,643.646	13.26	88,095
ING MAP PLUS NP25	234.290	13.24	3,102
ING MAP PLUS NP26	7,788.476	13.23	103,042
ING MAP PLUS NP27	15,578.985	13.21	205,798
ING MAP PLUS NP28	25,195.569	13.19	332,330
ING MAP PLUS NP29	8,191.208	13.17	107,878
ING MAP PLUS NP30	5,405.468	13.15	71,082
ING MAP PLUS NP31	127.471	13.13	1,674
ING MAP PLUS NP32	1,792.002	13.11	23,493
Qualified XII (1.00)	8,115.963	10.67	86,597
	583,891.732		$ 7,813,292

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	5,970.538	$ 13.73	$ 81,975
ING Custom Choice 65	1,323.097	13.15	17,399
Qualified V	4,579.494	13.31	60,953
Qualified VI	4,627,282.251	13.37	61,866,764
Qualified XII (0.30)	231.417	13.71	3,173
Qualified XII (0.35)	409.343	13.69	5,604
Qualified XII (0.40)	12,388.344	13.67	169,349
Qualified XII (0.50)	759,533.194	13.64	10,360,033
Qualified XII (0.55)	54,735.716	13.62	745,500
Qualified XII (0.60)	122,429.563	13.60	1,665,042

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.65)	25,590.767	$ 13.58	$ 347,523
Qualified XII (0.70)	333,927.859	13.56	4,528,062
Qualified XII (0.75)	242,445.634	13.54	3,282,714
Qualified XII (0.80)	2,852,010.684	13.53	38,587,705
Qualified XII (0.85)	426,366.438	13.51	5,760,211
Qualified XII (0.90)	56,290.776	13.49	759,363
Qualified XII (0.95)	180,282.198	13.47	2,428,401
Qualified XII (1.00)	3,009,516.291	13.45	40,477,994
Qualified XII (1.05)	244,820.271	13.44	3,290,384
Qualified XII (1.10)	87,290.212	13.42	1,171,435
Qualified XII (1.15)	154,499.271	13.40	2,070,290
Qualified XII (1.20)	20,425.903	13.38	273,299
Qualified XII (1.25)	158,071.001	13.37	2,113,409
Qualified XII (1.30)	3,476.643	13.35	46,413
Qualified XII (1.35)	2,677.748	13.33	35,694
Qualified XII (1.40)	19,537.883	13.31	260,049
Qualified XII (1.45)	7,390.403	13.29	98,218
Qualified XII (1.50)	1,172.092	13.28	15,565
Qualified XV	10,085.498	13.47	135,852
Qualified XVI	77,637.120	13.28	1,031,021
Qualified XVII	25,787.467	13.45	346,841
Qualified XXI	9,312.926	13.53	126,004
Qualified XXV	21,420.895	13.56	290,467
Qualified XXVI	6,933.548	13.52	93,742
Qualified XXVII	1,088,938.860	12.90	14,047,311
Qualified XXXVI	58.236	13.62	793
	14,654,849.581		$ 196,594,552

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	4,936.855	$ 13.65	$ 67,388
ING MAP PLUS NP6	2,000.340	13.63	27,265
ING MAP PLUS NP7	938.417	13.61	12,772
ING MAP PLUS NP8	2,145.389	13.59	29,156
ING MAP PLUS NP10	6,223.922	13.55	84,334
ING MAP PLUS NP12	16,742.326	13.51	226,189
ING MAP PLUS NP13	763.457	13.49	10,299
ING MAP PLUS NP15	9,492.726	13.45	127,677
ING MAP PLUS NP17	7,481.075	13.41	100,321
ING MAP PLUS NP19	2,587.881	13.37	34,600
ING MAP PLUS NP20	6,486.354	13.35	86,593
ING MAP PLUS NP22	95.839	13.31	1,276
ING MAP PLUS NP23	34.050	13.29	453
ING MAP PLUS NP25	1,528.315	13.26	20,265
ING MAP PLUS NP26	2,204.622	13.24	29,189
ING MAP PLUS NP27	4,867.736	13.22	64,351
ING MAP PLUS NP28	5,132.489	13.20	67,749
ING MAP PLUS NP30	3,153.229	13.16	41,496
ING MAP PLUS NP32	61.738	13.12	810
	76,876.760		$ 1,032,183

UBS U.S. Small Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	7,693.222	$ 12.16	$ 93,550
ING MAP PLUS NP15	7,681.703	12.09	92,872
ING MAP PLUS NP17	363.122	12.06	4,379
ING MAP PLUS NP24	5,693.239	11.94	67,977
ING MAP PLUS NP26	475.675	11.90	5,661
ING MAP PLUS NP27	12.492	11.88	148
	21,919.453		$ 264,587

Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	6,630.163	$ 14.49	$ 96,071
ING MAP PLUS NP29	269.925	14.09	3,803
	6,900.088		$ 99,874

Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	15,938.687	$ 13.81	$ 220,113
ING MAP PLUS NP24	576.584	13.57	7,824
ING MAP PLUS NP29	498.504	13.48	6,720
	17,013.775		$ 234,657

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	119.499	$ 12.86	$ 1,537
ING MAP PLUS NP29	1,322.739	12.51	16,547
	1,442.238		$ 18,084

Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	809.389	$ 15.18	$ 12,287
ING Custom Choice 65	2,622.975	14.45	37,902
Qualified VI	625,494.995	14.72	9,207,286
Qualified X (1.15)	6,209.409	15.32	95,128
Qualified X (1.25)	37,415.103	15.28	571,703
Qualified XII (0.15)	106,285.622	15.15	1,610,227
Qualified XII (0.35)	43,101.600	15.07	649,541
Qualified XII (0.50)	102,387.264	15.01	1,536,833
Qualified XII (0.55)	1,620.213	14.99	24,287
Qualified XII (0.60)	12,645.575	14.97	189,304
Qualified XII (0.65)	46,023.858	14.95	688,057
Qualified XII (0.70)	39,537.411	14.93	590,294
Qualified XII (0.75)	13,489.596	14.91	201,130
Qualified XII (0.80)	71,537.567	14.89	1,065,194
Qualified XII (0.85)	54,743.833	14.87	814,041
Qualified XII (0.90)	3,261.352	14.85	48,431
Qualified XII (0.95)	29,181.976	14.83	432,769
Qualified XII (1.00)	429,155.338	14.81	6,355,791
Qualified XII (1.05)	31,001.653	14.79	458,514
Qualified XII (1.10)	8,699.580	14.77	128,493
Qualified XII (1.15)	36,889.556	14.76	544,490
Qualified XII (1.20)	4,581.623	14.74	67,533
Qualified XII (1.25)	17,560.959	14.72	258,497
Qualified XII (1.30)	103.767	14.70	1,525
Qualified XII (1.35)	29.452	14.68	432
Qualified XII (1.40)	1,562.836	14.66	22,911
Qualified XII (1.45)	51.343	14.64	752
Qualified XII (1.50)	717.046	14.62	10,483
Qualified XV	1,765.791	14.83	26,187
Qualified XVI	10,083.778	14.62	147,425
Qualified XVII	2,557.534	14.81	37,877
Qualified XVIII	122.849	15.37	1,888
Qualified XXI	4,148.443	14.89	61,770
Qualified XXV	4,091.558	14.93	61,087
Qualified XXVI	4,079.680	14.89	60,746
Qualified XXXII	2,122.693	15.28	32,435
	1,755,693.217		$ 26,053,250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger U.S. Smaller Companies
Contracts in accumulation period:
ING Custom Choice 62	1,762.155	$ 13.78	$ 24,282
ING Custom Choice 65	1,124.106	12.52	14,074
Qualified VI	489,041.786	13.55	6,626,516
Qualified X (1.15)	3,776.398	14.22	53,700
Qualified X (1.25)	22,573.189	14.19	320,314
Qualified XII (0.15)	4,630.420	13.95	64,594
Qualified XII (0.35)	30,654.371	13.88	425,483
Qualified XII (0.50)	68,572.426	13.82	947,671
Qualified XII (0.55)	14,278.398	13.80	197,042
Qualified XII (0.60)	12,085.443	13.78	166,537
Qualified XII (0.65)	790.252	13.77	10,882
Qualified XII (0.70)	59,963.114	13.75	824,493
Qualified XII (0.75)	21,032.829	13.73	288,781
Qualified XII (0.80)	18,611.962	13.71	255,170
Qualified XII (0.85)	52,586.857	13.69	719,914
Qualified XII (0.90)	3,181.203	13.67	43,487
Qualified XII (0.95)	18,943.017	13.66	258,762
Qualified XII (1.00)	322,348.279	13.64	4,396,831
Qualified XII (1.05)	8,690.910	13.62	118,370
Qualified XII (1.10)	14,363.434	13.60	195,343
Qualified XII (1.15)	15,593.415	13.58	211,759
Qualified XII (1.20)	5,996.721	13.56	81,316
Qualified XII (1.25)	16,265.736	13.55	220,401
Qualified XII (1.30)	393.424	13.53	5,323
Qualified XII (1.35)	300.420	13.51	4,059
Qualified XII (1.40)	5,426.100	13.49	73,198
Qualified XII (1.45)	3,259.412	13.47	43,904
Qualified XII (1.50)	324.235	13.46	4,364
Qualified XV	1,396.326	13.66	19,074
Qualified XVI	14,851.152	13.46	199,897
Qualified XVII	72.877	13.64	994
Qualified XVIII	63.438	14.27	905
Qualified XXI	2,743.214	13.71	37,609
Qualified XXV	9,566.370	13.75	131,538
Qualified XXVI	7,657.805	13.71	104,989
Qualified XXXII	1,397.436	14.19	19,830
Qualified XXXVI	12.879	13.80	178
	1,254,331.509		$ 17,111,584

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	13,910.461	$ 13.02	$ 181,114
ING MAP PLUS NP6	11,846.721	13.00	154,007
ING MAP PLUS NP7	1,281.647	12.99	16,649
ING MAP PLUS NP8	4,395.510	12.97	57,010
ING MAP PLUS NP9	2,028.967	12.95	26,275
ING MAP PLUS NP11	25,929.555	12.91	334,751
ING MAP PLUS NP12	18,101.474	12.89	233,328
ING MAP PLUS NP13	10,988.225	12.87	141,418
ING MAP PLUS NP14	72,169.782	12.85	927,382
ING MAP PLUS NP15	17,709.365	12.84	227,388
ING MAP PLUS NP17	8,439.516	12.80	108,026
ING MAP PLUS NP18	8,016.439	12.78	102,450
ING MAP PLUS NP19	9,015.174	12.76	115,034
ING MAP PLUS NP20	28,386.750	12.74	361,647
ING MAP PLUS NP21	15,844.499	12.72	201,542
ING MAP PLUS NP22	1,697.731	12.71	21,578
ING MAP PLUS NP23	1,883.871	12.69	23,906
ING MAP PLUS NP24	6,544.289	12.67	82,916
ING MAP PLUS NP26	1,253.599	12.63	15,833
ING MAP PLUS NP27	25,205.354	12.61	317,840
ING MAP PLUS NP28	4,105.523	12.60	51,730
ING MAP PLUS NP29	5,971.563	12.58	75,122
ING MAP PLUS NP30	4,719.803	12.56	59,281
ING MAP PLUS NP32	1,778.699	12.52	22,269
	301,224.517		$ 3,858,496

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	1,779.458	$ 13.15	$ 23,400
ING Custom Choice 65	6,249.422	12.60	78,743
Qualified V	2,170.363	12.82	27,824
Qualified VI	2,302,633.047	12.88	29,657,914
Qualified XII (0.30)	84.709	13.21	1,119
Qualified XII (0.40)	1,659.381	13.17	21,854
Qualified XII (0.50)	141,425.319	13.14	1,858,329
Qualified XII (0.55)	6,866.079	13.12	90,083
Qualified XII (0.60)	46,364.053	13.10	607,369
Qualified XII (0.65)	1,908.989	13.08	24,970
Qualified XII (0.70)	136,031.381	13.07	1,777,930
Qualified XII (0.75)	145,839.680	13.05	1,903,208
Qualified XII (0.80)	1,490,193.658	13.03	19,417,223
Qualified XII (0.85)	234,783.889	13.01	3,054,538
Qualified XII (0.90)	26,669.896	13.00	346,709
Qualified XII (0.95)	107,251.044	12.98	1,392,119
Qualified XII (1.00)	1,219,006.566	12.96	15,798,325
Qualified XII (1.05)	76,719.745	12.94	992,754
Qualified XII (1.10)	53,141.503	12.93	687,120
Qualified XII (1.15)	73,233.686	12.91	945,447
Qualified XII (1.20)	18,845.719	12.89	242,921
Qualified XII (1.25)	106,492.008	12.88	1,371,617
Qualified XII (1.30)	408.338	12.86	5,251
Qualified XII (1.35)	3,417.030	12.84	43,875
Qualified XII (1.40)	15,301.496	12.82	196,165
Qualified XII (1.45)	3,366.698	12.81	43,127
Qualified XII (1.50)	133.139	12.79	1,703
Qualified XV	926.262	12.98	12,023
Qualified XVI	41,360.657	12.79	529,003
Qualified XVII	32,562.985	12.96	422,016
Qualified XXI	3,288.879	13.03	42,854
Qualified XXV	3,856.700	13.07	50,407
Qualified XXVI	2,825.725	13.03	36,819
Qualified XXVII	521,512.172	12.38	6,456,321
	6,828,309.676		$ 88,161,080

Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	1,929.699	$ 10.70	$ 20,648
	1,929.699		$ 20,648

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457(f) Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.40 and 0.65 basis points.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.55 and 0.80 basis points.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Financial Highlights

	A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of
	underlying funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002,
	follows:

					Investment
		Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

	AIM Mid Cap Core Equity Fund - Class A
	2006	18	$12.67 to $14.87	$ 234	0.76%	0.65% to 1.70%	9.99% to 10.40%
	2005	16	$11.62 to $13.52	188	-	0.65% to 1.60%	5.73% to 6.77%
	2004	18	$10.99 to $11.08	196	(c)	0.65% to 1.60%	(c)
	2003	(c)	(c)	(c)	(c)	(c)	(c)
	2002	(c)	(c)	(c)	(c)	(c)	(c)
	AIM Small Cap Growth Fund - Class A
	2006	1	$13.01	17	0.00%	1.00%	13.23%
	2005	1	$11.49	8	0.25%	1.00%	7.18%
	2004	-	$10.72	-	(c)	1.00%	(c)
	2003	(c)	(c)	(c)	(c)	(c)	(c)
	2002	(c)	(c)	(c)	(c)	(c)	(c)
	AIM Global Health Care Fund - Investor Class
	2006	4	$31.61 to $31.99	114	0.00%	0.90% to 1.70%	3.36% to 3.43%
	2005	2	$30.81 to $30.93	68	(d)	0.90% to 1.65%	(d)
	2004	(d)	(d)	(d)	(d)	(d)	(d)
	2003	(d)	(d)	(d)	(d)	(d)	(d)
	2002	(d)	(d)	(d)	(d)	(d)	(d)
	AIM V.I. Capital Appreciation Fund - Series I Shares
	2006	3,257	$6.42 to $12.36	32,996	0.07%	0.00% to 1.50%	4.72% to 6.35%
	2005	2,001	$6.22 to $11.61	19,374	0.06%	0.00% to 1.50%	0.10% to 8.80%
	2004	2,282	$5.77 to $10.80	20,524	-	0.00% to 1.50%	4.97% to 14.62%
	2003	2,409	$5.47 to $10.25	20,562	-	0.25% to 1.50%	27.54% to 29.11%
	2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Core Equity Fund - Series I Shares
2006	5,005	$8.01 to $13.60	$ 49,719	0.66%	0.00% to 1.50%	15.02% to 16.80%
2005	3,691	$6.93 to $11.81	31,783	1.36%	0.00% to 1.50%	3.66% to 5.23%
2004	4,620	$6.65 to $11.18	38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	42,522	1.00%	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33%	0.00% to 1.50%	-16.84% to -15.71%
AllianceBernstein Growth and Income Fund, Inc. - Class A
2006	5	$12.54 to $12.76	65	1.35%	1.05% to 1.65%	15.48%
2005	4	$10.98 to $10.99	42	(f)	1.20% to 1.25%	(f)
2004	2	$10.75	22	(c)	0.95%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
AllianceBernstein Growth and Income Portfolio - Class A
2006	41	$13.48 to $13.56	557	1.74%	1.00% to 1.25%	15.91% to 15.97%
2005	22	$11.63 to $11.65	260	1.29%	1.15% to 1.25%	3.56%
2004	4	$11.23	50	(c)	1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Allianz NFJ Small-Cap Value - Class A
2006	31	$15.28 to $15.50	477	1.87%	0.70% to 1.20%	17.18% to 17.59%
2005	30	$13.04 to $13.14	398	3.10%	0.80% to 1.20%	9.33%
2004	4	$12.00	53	(c)	0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
American Balanced Fund® - Class R-3
2006	422	$11.66 to $12.12	5,014	2.18%	0.20% to 1.55%	9.69% to 11.20%
2005	340	$10.63 to $10.89	3,656	2.07%	0.25% to 1.55%	1.43% to 2.54%
2004	120	$10.50 to $10.61	1,269	(c)	0.30% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

American Century Income & Growth Fund - Advisor Class
2006	495	$12.01 to $37.17	$ 5,990	1.59%	1.00% to 1.10%	15.59% to 15.70%
2005	539	$10.38 to $31.95	5,629	1.78%	1.00% to 1.10%	3.36% to 3.49%
2004	433	$10.03 to $30.91	4,389	1.83%	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	2,491	1.48%	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30%	1.00% to 1.10%	-20.84% to -20.40%
Ariel Appreciation Fund
2006	52	$11.91 to $12.24	629	0.05%	0.95% to 1.90%	8.87% to 9.87%
2005	35	$10.94 to $11.16	394	0.34%	0.85% to 1.90%	1.47% to 2.01%
2004	18	$10.88 to $10.94	192	(c)	0.85% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Ariel Fund
2006	52	$12.51 to $12.91	660	0.00%	0.70% to 1.80%	8.48% to 9.22%
2005	46	$11.56 to $11.73	537	0.58%	0.95% to 1.70%	-0.43% to -0.34%
2004	13	$11.66 to $11.70	154	(c)	1.25% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Baron Asset Fund
2006	67	$15.03 to $15.58	1,029	0.00%	0.45% to 1.70%	12.86% to 14.06%
2005	30	$13.37 to $13.66	403	-	0.45% to 1.55%	11.29% to 11.52%
2004	11	$12.11 to $12.18	135	(c)	0.60% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Baron Growth Fund
2006	99	$14.23 to $14.65	1,434	0.00%	0.50% to 1.50%	13.75% to 14.90%
2005	82	$12.49 to $12.75	1,034	-	0.50% to 1.60%	4.16% to 5.20%
2004	32	$12.01 to $12.12	392	-	0.50% to 1.50%	0.00%
2003	-	$12.91	-	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Calvert Social Balanced Portfolio
2006	2,925	$11.75 to $32.97	$ 65,397	2.25%	0.00% to 1.50%	7.14% to 8.80%
2005	3,274	$11.39 to $30.61	66,533	1.77%	0.00% to 1.50%	4.07% to 5.61%
2004	3,412	$10.91 to $29.27	66,170	1.71%	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	60,576	1.94%	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70%	0.00% to 1.50%	-13.46% to -12.46%
Capital One Mid Cap Equity Fund - Class A
2006	7	$13.46 to $13.51	96	0.02%	0.70% to 0.85%	9.52% to 9.59%
2005	10	$12.29 to $12.30	125	(d)	0.80% to 0.85%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
DWS Equity 500 Index Fund - Class S
2006	11	$14.64	167	1.85%	1.00%	14.46%
2005	5	$12.79	66	-	1.00%	3.65%
2004	-	$12.34	2	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
EuroPacific Growth Fund® - Class R-3
2006	225	$16.29 to $16.91	3,767	1.95%	0.25% to 1.55%	19.60% to 21.13%
2005	87	$13.62 to $13.96	1,208	1.93%	0.25% to 1.55%	19.09% to 20.14%
2004	48	$11.47 to $11.58	553	(c)	0.40% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
EuroPacific Growth Fund® - Class R-4
2006	8,654	$14.58 to $17.16	141,230	2.13%	0.00% to 1.50%	20.03% to 21.40%
2005	4,523	$12.09 to $14.26	61,647	2.63%	0.40% to 1.50%	19.25% to 20.43%
2004	1,426	$11.43 to $11.96	16,360	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Evergreen Special Values Fund - Class A
2006	4,425	$15.03 to $24.96	$ 105,934	0.42%	0.50% to 1.55%	19.54% to 20.78%
2005	3,781	$12.57 to $20.60	75,301	0.93%	0.55% to 1.55%	8.74% to 9.85%
2004	2,610	$11.56 to $18.76	47,554	0.96%	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
Fidelity® Advisor Mid Cap Fund - Class T
2006	51	$13.38 to $13.88	694	0.00%	0.35% to 1.60%	11.50% to 12.66%
2005	48	$12.06 to $12.32	591	-	0.35% to 1.50%	6.63% to 7.79%
2004	37	$11.31 to $11.43	423	(c)	0.35% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	18,954	$13.23 to $33.70	455,731	3.30%	0.00% to 1.95%	17.81% to 20.16%
2005	19,555	$11.23 to $28.36	401,206	1.61%	0.00% to 1.95%	4.15% to 5.90%
2004	21,024	$10.84 to $27.10	405,088	1.43%	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	327,820	1.56%	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66%	0.00% to 1.50%	-18.19% to -17.24%
Fidelity® VIP Growth Portfolio - Initial Class
2006	16,905	$10.60 to $26.69	295,822	0.40%	0.00% to 1.65%	5.20% to 6.89%
2005	19,931	$9.98 to $25.27	329,184	0.51%	0.00% to 1.80%	3.98% to 5.79%
2004	24,025	$9.50 to $24.16	377,338	0.26%	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	380,196	0.24%	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25%	0.00% to 1.50%	-31.15% to -30.35%
Fidelity® VIP High Income Portfolio - Initial Class
2006	767	$10.04 to $11.11	7,752	8.35%	1.00% to 1.50%	9.57% to 10.12%
2005	647	$9.12 to $9.19	6,022	14.48%	1.00% to 1.10%	1.56% to 1.77%
2004	568	$8.98 to $9.03	5,210	9.10%	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	7,292	5.36%	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54%	1.00% to 1.50%	2.31% to 2.41%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2006	2,821	$11.47 to $22.00	$ 51,710	0.89%	0.00% to 1.50%	16.32% to 18.09%
2005	2,828	$9.82 to $18.63	44,759	0.65%	0.00% to 1.50%	5.21% to 19.04%
2004	3,036	$8.33 to $15.65	41,057	1.10%	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	30,341	0.50%	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74%	0.00% to 1.50%	-21.47% to -20.56%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2006	921	$19.79 to $19.95	18,360	2.71%	1.00% to 1.10%	6.17% to 6.29%
2005	994	$18.64 to $18.77	18,646	2.68%	1.00% to 1.10%	2.93% to 2.96%
2004	1,116	$18.11 to $18.23	20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	21,727	3.47%	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97%	1.00% to 1.10%	-9.73% to -9.64%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	40,979	$12.07 to $36.46	1,176,582	1.31%	0.00% to 1.95%	9.57% to 11.73%
2005	37,845	$12.96 to $32.97	1,008,057	0.26%	0.00% to 1.95%	14.84% to 16.95%
2004	32,399	$11.31 to $28.47	743,262	0.31%	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	564,372	0.40%	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79%	0.00% to 1.50%	-10.70% to -9.48%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	4,609	$27.75 to $27.98	128,845	1.65%	1.00% to 1.10%	14.43% to 14.58%
2005	4,779	$24.25 to $24.42	116,615	1.72%	1.00% to 1.10%	3.72% to 3.78%
2004	4,966	$23.38 to $23.53	116,763	1.24%	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	101,046	1.34%	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32%	1.00% to 1.10%	-23.10% to -23.32%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2006	446	$12.22	5,451	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Mutual Discovery Fund - Class R
2006	89	$15.75 to $16.30	$ 1,438	2.06%	0.35% to 1.55%	20.97% to 22.16%
2005	51	$13.02 to $13.27	667	1.41%	0.55% to 1.55%	13.95%
2004	16	$11.54 to $11.60	186	(c)	0.45% to 1.05%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Franklin Small-Mid Cap Growth Fund - Class A
2006	44	$12.43 to $12.83	556	0.00%	0.65% to 1.75%	5.76% to 6.60%
2005	27	$11.80 to $11.98	318	-	0.80% to 1.60%	8.86%
2004	6	$10.84 to $10.91	70	(c)	0.90% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Franklin Small Cap Value Securities Fund - Class 2
2006	4,814	$13.16 to $20.37	88,521	0.64%	0.15% to 1.75%	15.05% to 16.53%
2005	4,489	$12.96 to $17.59	72,308	0.78%	0.35% to 1.65%	7.02% to 8.16%
2004	3,359	$12.11 to $16.33	50,132	0.13%	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	15,883	0.19%	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55%	0.55% to 1.50%	-10.62% to -10.12%
ING Financial Services Fund - Class A
2006	6	$13.23 to $13.56	84	1.20%	0.60% to 1.45%	16.42%
2005	4	$11.63 to $11.66	51	-	0.50% to 0.65%	7.27%
2004	1	$10.87	9	(c)	0.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Real Estate Fund - Class A
2006	124	$18.70 to $19.45	2,373	2.49%	0.20% to 1.55%	34.10% to 35.71%
2005	67	$13.99 to $14.31	954	4.05%	0.25% to 1.45%	10.59% to 11.47%
2004	22	$12.65 to $12.76	282	(c)	0.45% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GNMA Income Fund - Class A
2006	91	$10.44 to $10.87	$ 973	5.45%	0.20% to 1.55%	2.75% to 3.93%
2005	69	$10.11 to $10.44	712	4.48%	0.25% to 1.55%	0.99% to 2.25%
2004	40	$10.10 to $10.20	404	(c)	0.30% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Intermediate Bond Fund - Class A
2006	151	$10.53 to $10.95	1,633	4.65%	0.20% to 1.55%	2.13% to 3.33%
2005	79	$10.31 to $10.52	829	3.96%	0.45% to 1.55%	1.66% to 2.24%
2004	52	$10.20 to $10.29	535	(c)	0.40% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET Fund - Series Q
2006	263	$11.05	2,909	3.88%	1.25%	4.25%
2005	303	$10.60	3,208	3.83%	1.25%	0.28%
2004	364	$10.57	3,849	3.64%	1.25%	0.67%
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28%	1.25%	(b)
ING GET Fund - Series S
2006	904	$10.74 to $11.91	10,253	3.13%	0.25% to 1.75%	5.40% to 7.01%
2005	1,359	$10.19 to $11.13	14,566	2.62%	0.25% to 1.75%	0.09% to 1.38%
2004	2,247	$10.18 to $10.89	23,958	2.65%	0.50% to 1.75%	0.86% to 2.16%
2003	3,106	$10.09 to $10.69	32,661	0.10%	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	(a)	0.25% to 1.75%	(a)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2006	262	$12.48 to $12.69	3,286	0.00%	0.50% to 1.50%	0.24% to 1.20%
2005	88	$12.45 to $12.54	1,096	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Growth Portfolio - Service Class
2006	-	$11.40	$ -	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Service Class
2006	351	$12.55 to $12.87	4,440	0.00%	0.00% to 1.50%	12.15% to 13.32%
2005	129	$11.19 to $11.29	1,446	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2006	1,115	$13.00 to $13.31	14,604	0.00%	0.35% to 1.55%	10.25% to 11.36%
2005	390	$11.80 to $11.88	4,611	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	16	$9.85 to $9.93	162	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2006	4	$14.67	57	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2006	1,901	$15.35	$ 29,171	0.67%	1.00%	34.77%
2005	1,396	$11.39	15,902	(d)	1.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2006	1,200	$11.43 to $18.30	21,610	0.43%	0.40% to 1.50%	33.78% to 35.12%
2005	512	$13.38 to $13.50	6,873	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2006	126	$12.96 to $13.25	1,643	0.00%	0.40% to 1.50%	15.07% to 16.04%
2005	25	$11.28 to $11.38	282	(d)	0.50% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	2	$11.29 to $11.30	26	(e)	1.15% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	73	$11.24 to $11.32	824	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service Class
2006	1,766	$15.30 to $17.79	$ 30,166	0.00%	0.00% to 1.50%	27.32% to 28.85%
2005	658	$13.25 to $13.95	8,790	0.06%	0.30% to 1.50%	13.64% to 14.49%
2004	122	$11.66 to $12.27	1,428	(c)	0.70% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Partners All Cap Portfolio - Service Class
2006	3	$11.35	35	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Value Portfolio - Service Class
2006	282	$12.02 to $12.30	3,415	0.00%	0.30% to 1.55%	4.97% to 5.98%
2005	148	$11.46 to $11.57	1,700	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	99	$10.77 to $10.85	1,068	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2006	233	$10.11 to $12.05	2,747	0.00%	0.00% to 1.50%	3.34% to 4.46%
2005	102	$11.37 to $11.47	1,159	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico International Opportunities Portfolio - Service Class
2006	478	$15.16 to $15.50	$ 7,306	0.03%	0.40% to 1.50%	22.16% to 23.16%
2005	108	$12.41 to $12.48	1,348	(d)	0.70% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Adviser Class
2006	4	$11.30	45	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Institutional Class
2006	25	$10.78	269	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2006	2,514	$11.69 to $15.23	36,559	2.23%	0.30% to 1.65%	10.26% to 11.49%
2005	3,132	$10.95 to $13.66	41,280	2.59%	0.40% to 1.50%	1.38% to 2.33%
2004	2,236	$10.84 to $13.30	29,119	2.74%	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	8,289	(b)	0.55% to 1.50%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2006	881	$14.68 to $15.01	13,022	0.04%	0.40% to 1.50%	28.88% to 30.08%
2005	104	$11.39 to $11.47	1,191	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Main Street Portfolio® - Service Class
2006	66	$10.73 to $12.62	$ 825	0.82%	0.50% to 1.50%	13.23% to 14.16%
2005	19	$10.96 to $11.02	214	(d)	0.70% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Institutional Class
2006	23	$10.58	247	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO High Yield Portfolio - Service Class
2006	448	$10.56 to $11.52	5,070	6.48%	0.00% to 1.50%	7.36% to 8.35%
2005	135	$10.46 to $10.56	1,418	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Institutional Class
2006	232	$10.78 to $11.98	2,509	(e)	0.00% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Service Class
2006	2	$10.80	25	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	74	$10.54 to $10.65	$ 783	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	1	$10.61	6	(e)	0.80%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Stock Index Portfolio - Institutional Class
2006	273	$13.00 to $13.30	3,625	3.36%	0.15% to 1.25%	14.55%
2005	2,166	$11.41 to $11.56	25,037	(d)	0.00% to 0.80%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2006	7,004	$12.32 to $12.60	86,924	1.22%	0.30% to 1.55%	13.00% to 14.01%
2005	1,752	$10.91 to $11.01	19,163	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2006	18	$12.09	215	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Equity Income Portfolio - Service Class
2006	4,956	$12.72 to $18.46	$ 87,796	1.34%	0.15% to 1.65%	17.21% to 18.68%
2005	3,660	$11.39 to $15.47	54,938	1.28%	0.30% to 1.55%	2.34% to 3.36%
2004	2,052	$11.13 to $14.87	30,123	1.48%	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	2,143	(b)	0.55% to 1.50%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Global Growth Portfolio - Institutional Class
2006	-	$16.50	-	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Templeton Global Growth Portfolio - Service Class
2006	128	$11.04 to $11.11	1,421	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity Growth Portfolio - Service Class
2006	1	$11.32	14	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	1,237	$12.60 to $12.88	15,704	1.19%	0.40% to 1.50%	14.34% to 15.41%
2005	759	$11.02 to $11.12	8,388	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate Portfolio - Institutional Class
2006	61	$12.34	$ 754	(e)	0.95%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Real Estate Portfolio - Service Class
2006	1,372	$12.28 to $12.39	16,905	(e)	0.35% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio - Service Class
2006	232	$10.85 to $11.10	2,537	(e)	0.40% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	71	$10.74 to $10.81	767	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	109	$10.42 to $10.56	1,141	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING International Fund - Class Q
2006	-	$14.81 to $14.88	$ 7	1.16%	1.25% to 1.40%	18.47%
2005	-	$12.56	2	(d)	1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING International SmallCap Fund - Class A
2006	46	$17.77 to $18.40	837	0.79%	0.25% to 1.45%	24.53%
2005	20	$14.35 to $14.52	283	(d)	0.60% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Large Company Value Portfolio - Adviser Class
2006	1	$12.06	9	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2006	338	$12.66 to $16.94	5,290	0.25%	0.40% to 1.50%	17.53% to 18.71%
2005	330	$10.74 to $14.47	4,395	0.98%	0.50% to 1.50%	-0.22% to 0.71%
2004	427	$10.74 to $14.14	5,760	0.92%	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	4,019	0.69%	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	(a)	0.60% to 1.40%	(a)
ING American Century Select Portfolio - Initial Class
2006	13,199	$9.82 to $10.72	131,557	1.23%	0.00% to 1.50%	-3.16% to -1.56%
2005	15,428	$10.14 to $10.49	158,146	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Century Select Portfolio - Service Class
2006	-	$8.60	$ -	1.04%	1.25%	-2.93%
2005	2	$8.86 to $9.21	20	-	0.40% to 1.25%	-0.56% to 0.22%
2004	230	$8.84 to $9.95	2,070	-	0.40% to 1.50%	3.15% to 4.31%
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	(a)	0.75% to 1.50%	(a)
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2006	2	$11.74	22	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2006	2,128	$13.07 to $16.49	33,826	0.02%	0.00% to 1.50%	13.67% to 15.48%
2005	2,244	$12.37 to $14.45	31,597	0.19%	0.00% to 1.50%	6.27% to 7.85%
2004	1,961	$11.64 to $13.29	25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	6,307	0.17%	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	(a)	0.55% to 1.50%	(a)
ING Baron Asset Portfolio - Service Class
2006	30	$10.07 to $10.14	306	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Adviser Class
2006	5	$11.77	63	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Small Cap Growth Portfolio - Service Class
2006	5,135	$12.61 to $20.02	$ 91,451	0.00%	0.00% to 1.55%	13.49% to 15.25%
2005	5,042	$12.81 to $17.55	79,169	-	0.00% to 1.50%	5.78% to 7.37%
2004	3,951	$12.10 to $16.51	58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	15,257	-	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	(a)	0.55% to 1.50%	(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2006	4	$10.05 to $10.11	39	(e)	0.55% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Davis Venture Value Portfolio - Service Class
2006	485	$11.91 to $21.23	9,468	0.01%	0.40% to 1.50%	12.12% to 13.29%
2005	418	$10.64 to $19.00	7,330	-	0.50% to 1.50%	2.39% to 3.31%
2004	602	$11.12 to $18.10	10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	9,414	1.39%	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	(a)	0.60% to 1.50%	(a)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2006	10	$10.74	110	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Fundamental Research Portfolio - Adviser Class
2006	-	$11.49	5	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Fundamental Research Portfolio - Service Class
2006	151	$9.67 to $12.76	$ 1,510	0.10%	0.40% to 1.50%	10.51% to 11.62%
2005	170	$8.75 to $11.51	1,536	1.04%	0.50% to 1.50%	4.04% to 5.10%
2004	179	$8.41 to $11.01	1,536	0.68%	0.60% to 1.50%	8.35% to 9.36%
2003	101	$7.76 to $10.13	800	0.65%	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	(a)	0.60% to 1.50%	(a)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2006	185	$10.75 to $12.18	2,157	0.00%	0.40% to 1.50%	6.95% to 8.00%
2005	178	$10.02 to $11.41	2,001	0.29%	0.50% to 1.50%	0.37% to 1.27%
2004	138	$9.96 to $11.06	1,490	0.09%	0.60% to 1.50%	7.17% to 8.11%
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	(a)	0.60% to 1.50%	(a)
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class
2006	-	$11.50	2	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International Portfolio - Adviser Class
2006	2	$12.52	20	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International Portfolio - Initial Class
2006	6,311	$10.25 to $30.57	150,203	0.94%	0.00% to 1.50%	20.36% to 22.23%
2005	7,123	$11.98 to $25.01	139,805	0.72%	0.00% to 1.50%	8.35% to 10.03%
2004	7,709	$10.97 to $22.92	138,552	1.10%	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	126,504	0.98%	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62%	0.00% to 1.50%	-19.30% to -18.37%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan International Portfolio - Service Class
2006	1	$14.98 to $15.38	$ 16	0.19%	0.20% to 1.10%	20.61%
2005	-	$12.42	3	(d)	1.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2006	8	$11.93	91	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2006	1,892	$12.72 to $18.11	32,578	0.01%	0.00% to 1.55%	14.78% to 16.46%
2005	1,597	$12.54 to $15.64	24,333	0.34%	0.00% to 1.50%	6.89% to 8.51%
2004	1,022	$11.71 to $14.33	14,426	0.22%	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	3,999	0.44%	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	(a)	0.60% to 1.50%	(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
2006	2	$11.18	17	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2006	14,531	$10.02 to $17.96	203,807	0.00%	0.00% to 1.50%	8.64% to 10.32%
2005	16,715	$9.15 to $16.28	213,925	-	0.00% to 1.50%	9.77% to 11.43%
2004	19,676	$8.28 to $14.64	228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006	7	$12.25 to $12.63	$ 82	0.00%	0.20% to 1.25%	8.70% to 9.15%
2005	3	$11.27 to $11.37	36	(f)	0.80% to 1.25%	(f)
2004	2	$10.32	16	(c)	0.70%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Partners Large Cap Growth
Portfolio - Adviser Class
2006	3	$10.55	33	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class
2006	337	$11.05 to $11.61	3,850	0.00%	0.80% to 1.25%	2.89% to 3.25%
2005	371	$10.74 to $11.25	4,113	(d)	0.95% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Partners Portfolio - Service Class
2006	22	$10.47 to $10.53	232	(e)	0.50% to 1.30%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Service Class
2006	-	$11.22	1	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING OpCap Balanced Value Portfolio - Service Class
2006	920	$11.82 to $15.52	$ 13,497	0.86%	0.50% to 1.95%	8.24% to 9.92%
2005	1,209	$11.14 to $14.33	16,573	0.38%	0.50% to 1.50%	1.19% to 2.17%
2004	1,519	$11.21 to $13.80	20,474	1.09%	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	9,183	1.63%	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	(a)	0.70% to 1.50%	(a)
ING Oppenheimer Global Portfolio - Adviser Class
2006	8	$12.26	96	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2006	67,277	$13.46 to $14.50	921,330	0.07%	0.00% to 1.80%	10.53% to 17.98%
2005	74,501	$11.62 to $12.29	881,737	(d)	0.00% to 1.80%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Service Class
2006	11	$15.98 to $16.17	180	0.09%	1.00% to 1.25%	16.13%
2005	1	$13.76	20	-	1.25%	11.87%
2004	182	$12.22 to $12.52	2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	1,294	-	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	(a)	0.70% to 1.50%	(a)
ING Oppenheimer Strategic Income Portfolio - Adviser Class
2006	12	$10.88	127	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Initial Class
2006	10,430	$10.67 to $11.11	$ 112,893	0.39%	0.00% to 1.95%	6.22% to 8.39%
2005	11,390	$9.99 to $10.25	116,350	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO Total Return Portfolio - Adviser Class
2006	26	$10.51	269	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2006	5,395	$10.50 to $12.26	62,923	1.70%	0.20% to 1.55%	2.47% to 3.64%
2005	4,813	$10.27 to $11.91	54,953	1.68%	0.35% to 1.50%	0.53% to 1.72%
2004	3,872	$10.21 to $11.64	43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	31,227	3.56%	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(a)	0.55% to 1.50%	(a)
ING Pioneer High Yield Portfolio - Initial Class
2006	94	$10.56 to $10.66	1,000	(e)	0.00% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer High Yield Portfolio - Service Class
2006	1	$10.56 to $10.60	6	(e)	0.70% to 1.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2015 Portfolio - Adviser Class
2006	243	$11.27 to $11.83	$ 2,850	0.17%	0.20% to 1.55%	9.47% to 10.26%
2005	41	$10.66 to $10.72	440	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2015 Portfolio - Service Class
2006	1,294	$11.64 to $11.93	15,208	0.16%	0.00% to 1.50%	9.18% to 10.25%
2005	185	$10.66 to $10.76	1,980	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Adviser Class
2006	360	$12.01 to $12.29	4,390	0.22%	0.20% to 1.55%	11.19% to 12.15%
2005	24	$10.89 to $10.95	266	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2006	1,488	$12.08 to $12.38	18,183	0.24%	0.00% to 1.50%	10.93% to 12.04%
2005	176	$10.89 to $10.99	1,918	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2035 Portfolio - Adviser Class
2006	307	$11.69 to $12.64	3,854	0.11%	0.20% to 1.55%	12.75% to 13.68%
2005	40	$11.05 to $11.11	440	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2035 Portfolio - Service Class
2006	956	$12.42 to $12.74	$ 12,006	0.11%	0.00% to 1.50%	12.40% to 13.58%
2005	106	$11.05 to $11.15	1,176	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Adviser Class
2006	174	$12.70 to $12.99	2,250	0.03%	0.20% to 1.55%	13.66% to 14.56%
2005	23	$11.27 to $11.33	256	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Service Class
2006	589	$12.76 to $13.08	7,586	0.03%	0.00% to 1.50%	13.32% to 14.47%
2005	52	$11.26 to $11.36	586	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Adviser Class
2006	150	$10.85 to $11.07	1,657	0.10%	0.20% to 1.40%	6.12% to 6.50%
2005	4	$10.29 to $10.31	40	(d)	0.70% to 1.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Service Class
2006	250	$10.88 to $11.13	2,746	0.16%	0.15% to 1.50%	5.73% to 6.76%
2005	33	$10.29 to $10.36	341	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2006	3	$11.31	$ 39	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	33,002	$10.59 to $12.72	397,287	0.00%	0.00% to 1.50%	3.11% to 9.05%
2005	38,267	$11.07 to $11.60	429,422	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2006	35	$8.90 to $12.27	425	0.00%	0.20% to 1.25%	7.62% to 8.39%
2005	22	$8.27 to $11.20	230	-	0.55% to 1.25%	7.59% to 7.88%
2004	1,207	$7.62 to $11.27	9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	(a)	0.60% to 1.50%	(a)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2006	12	$11.53	143	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	12,312	$9.60 to $28.07	281,531	0.24%	0.00% to 1.50%	11.63% to 13.33%
2005	13,745	$11.71 to $25.03	282,041	0.48%	0.00% to 1.50%	4.59% to 6.15%
2004	14,985	$11.28 to $23.81	291,385	0.16%	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	246,603	0.15%	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19%	0.00% to 1.50%	-24.44% to -23.64%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Growth Equity Portfolio - Service Class
2006	67	$12.33 to $14.27	$ 867	0.00%	0.20% to 1.55%	11.59% to 12.56%
2005	39	$11.13 to $12.75	446	0.60%	0.45% to 1.30%	4.60% to 5.23%
2004	20	$10.64 to $12.16	219	(c)	0.40% to 1.30%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Templeton Foreign Equity Portfolio - Service Class
2006	27	$11.16 to $11.23	302	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Adviser Class
2006	5	$11.85	54	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Initial Class
2006	5,003	$7.15 to $34.10	117,356	0.47%	0.00% to 1.50%	15.11% to 16.85%
2005	5,863	$9.90 to $29.48	118,725	0.78%	0.00% to 1.50%	0.00% to 1.56%
2004	7,187	$9.80 to $29.32	143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	151,497	0.19%	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	8,239	$11.75 to $20.55	135,280	0.80%	0.00% to 1.95%	12.23% to 14.55%
2005	9,161	$10.42 to $17.94	134,490	0.87%	0.00% to 1.50%	7.49% to 9.39%
2004	10,068	$9.67 to $16.40	135,468	0.78%	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	128,075	0.58%	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20%	0.00% to 1.50%	-26.01% to -25.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio - Service Class
2006	-	$11.05	$ 3	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2006	2	$9.70 to $9.76	24	(e)	0.40% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Adviser Class
2006	13	$11.98	151	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Service Class
2006	6,763	$12.38 to $16.94	100,241	0.74%	0.30% to 1.95%	13.56% to 15.52%
2005	7,429	$11.46 to $14.77	98,136	0.60%	0.00% to 1.50%	1.97% to 3.10%
2004	5,605	$11.21 to $14.42	71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	32,018	0.89%	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	(a)	0.55% to 1.50%	(a)
ING Van Kampen Equity and Income Portfolio - Adviser Class
2006	2	$11.38	21	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2006	31,545	$11.77 to $12.63	$ 378,557	1.93%	0.00% to 1.95%	6.18% to 12.67%
2005	31,676	$10.66 to $11.21	344,729	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income Portfolio - Service Class
2006	3	$12.33 to $39.49	90	2.00%	0.60% to 1.25%	10.98% to 11.31%
2005	-	$11.11 to $34.76	13	-	1.00% to 1.25%	6.42% to 6.69%
2004	105	$10.44 to $33.04	2,372	0.37%	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	911	0.14%	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	(a)	0.60% to 1.50%	(a)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	2,335	$11.41 to $20.00	39,520	2.61%	0.00% to 1.95%	6.22% to 8.40%
2005	4,513	$10.97 to $18.82	73,683	1.50%	0.00% to 1.70%	3.09% to 4.67%
2004	4,481	$10.67 to $18.08	70,666	1.25%	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	58,446	1.48%	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59%	0.00% to 1.50%	-10.89% to -9.85%
ING VP Strategic Allocation Growth Portfolio - Class I
2006	4,732	$11.07 to $22.35	88,592	1.35%	0.00% to 1.95%	11.01% to 13.22%
2005	4,786	$11.29 to $19.77	81,185	1.18%	0.00% to 1.70%	2.45% to 6.19%
2004	5,143	$10.83 to $18.78	81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	69,833	0.88%	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75%	0.00% to 1.50%	-15.04% to -14.06%
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	4,726	$11.34 to $20.93	82,807	1.80%	0.00% to 1.60%	9.37% to 11.21%
2005	2,405	$10.68 to $18.45	39,166	2.10%	0.00% to 1.70%	2.19% to 3.83%
2004	2,282	$10.48 to $17.77	36,460	1.81%	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	33,837	2.30%	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44%	0.00% to 1.50%	-5.77% to -4.68%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth and Income Portfolio - Class I
2006	80,060	$10.30 to $325.50	$ 1,940,188	1.15%	0.00% to 1.95%	12.51% to 14.17%
2005	91,075	$9.09 to $287.09	1,975,255	1.00%	0.00% to 1.50%	6.51% to 8.13%
2004	108,588	$8.47 to $267.99	2,182,323	2.32%	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84%	0.00% to 1.50%	-26.11% to -25.25%
ING GET U.S. Core Portfolio - Series 1
2006	89	$11.21	995	2.42%	1.25%	6.36%
2005	136	$10.54	1,438	2.18%	1.25%	0.29%
2004	212	$10.51	2,224	0.70%	1.25%	2.24%
2003	231	$10.28	2,378	(b)	1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	704	$10.71 to $10.86	7,605	2.96%	1.00% to 1.50%	5.00% to 5.54%
2005	1,090	$10.15 to $10.29	11,168	2.66%	1.00% to 1.65%	-0.78% to -0.10%
2004	1,821	$10.23 to $10.31	18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	20,639	(b)	1.05% to 1.65%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	2,678	$10.30 to $10.52	27,885	2.54%	1.00% to 1.75%	4.46% to 5.31%
2005	3,740	$9.86 to $9.99	37,121	2.01%	1.00% to 1.75%	-1.00% to -0.20%
2004	5,300	$9.95 to $10.02	52,924	-	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	207	(b)	0.80% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 5
2006	59	$11.55	685	1.94%	1.75%	9.27%
2005	61	$10.57	645	0.89%	1.75%	0.96%
2004	66	$10.47	696	(c)	1.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2006	356	$11.04 to $11.05	$ 3,931	2.33%	1.75%	8.55% to 8.65%
2005	454	$10.17	4,616	0.39%	1.75%	0.89%
2004	556	$10.08	5,605	(c)	1.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 7
2006	325	$10.90 to $11.05	3,556	2.41%	1.00% to 1.75%	8.35% to 9.19%
2005	391	$10.06 to $10.12	3,939	0.05%	1.00% to 1.75%	0.60% to 1.10%
2004	402	$10.00	4,017	(c)	1.00% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 8
2006	137	$10.98 to $10.99	1,507	1.77%	1.75%	8.71% to 8.81%
2005	154	$10.10	1,556	(d)	1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 9
2006	16	$10.79 to $10.80	168	1.48%	1.75%	8.22%
2005	22	$9.97 to $9.98	220	(d)	1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 10
2006	7	$10.76	76	0.84%	1.75%	7.82%
2005	11	$9.98	107	(d)	1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2006	4	$10.62	$ 47	0.08%	1.75%	5.99% to 6.09%
2005	8	$10.01 to $10.02	80	(d)	1.15% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Global Science and Technology Portfolio - Class I
2006	8,763	$4.14 to $13.50	37,594	0.00%	0.00% to 1.60%	5.60% to 7.21%
2005	10,034	$3.92 to $11.04	40,552	-	0.00% to 1.50%	10.06% to 11.83%
2004	11,027	$3.56 to $10.00	40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
ING VP Growth Portfolio - Class I
2006	4,698	$5.88 to $16.86	67,837	0.06%	0.00% to 1.50%	1.12% to 2.69%
2005	5,519	$5.81 to $16.49	78,900	0.68%	0.00% to 1.50%	7.77% to 9.38%
2004	6,937	$5.37 to $15.14	89,883	0.12%	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
ING VP Index Plus LargeCap Portfolio - Class I
2006	26,449	$9.36 to $23.55	539,452	1.08%	0.00% to 1.95%	12.29% to 14.59%
2005	29,222	$11.05 to $20.64	532,133	1.22%	0.00% to 1.85%	3.46% to 5.37%
2004	32,461	$10.67 to $19.66	562,520	0.99%	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	503,421	1.04%	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24%	0.00% to 1.50%	-22.70% to -21.80%
ING VP Index Plus LargeCap Portfolio - Class S
2006	1	$11.63	7	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2006	18,518	$12.68 to $25.09	$ 421,728	0.62%	0.00% to 1.95%	7.28% to 9.43%
2005	19,654	$12.22 to $23.22	416,465	0.44%	0.00% to 1.95%	9.08% to 11.15%
2004	18,764	$11.22 to $20.56	361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	233,761	0.39%	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45%	0.00% to 1.50%	-13.40% to -12.40%
ING VP Index Plus MidCap Portfolio - Class S
2006	4	$11.19	43	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus SmallCap Portfolio - Class I
2006	10,525	$13.03 to $20.09	189,877	0.41%	0.00% to 1.95%	11.75% to 13.78%
2005	11,258	$12.34 to $17.88	182,246	0.30%	0.00% to 1.85%	5.65% to 7.65%
2004	10,466	$11.68 to $16.34	158,486	0.15%	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	93,931	17.00%	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17%	0.00% to 1.50%	-14.50% to -13.51%
ING VP Index Plus SmallCap Portfolio - Class S
2006	5	$11.44	52	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Equity Portfolio - Class I
2006	1,702	$9.49 to $17.15	22,626	1.57%	0.00% to 1.50%	21.63% to 23.43%
2005	1,504	$7.77 to $14.05	16,979	0.92%	0.00% to 1.50%	1.92% to 16.90%
2004	1,509	$6.71 to $12.18	14,340	1.20%	0.00% to 1.50%	15.42% to 32.77%
2003	1,451	$5.79 to $10.52	11,933	1.01%	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22%	0.00% to 1.50%	-27.77% to -26.93%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Equity Portfolio - Class S
2006	1	$12.96	$ 18	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Small Company Portfolio - Class I
2006	6,886	$13.75 to $29.99	169,087	0.39%	0.00% to 1.50%	15.06% to 16.80%
2005	7,440	$12.03 to $25.78	158,729	0.14%	0.00% to 1.50%	8.64% to 10.28%
2004	9,070	$11.02 to $23.47	175,779	0.28%	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	167,432	0.25%	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48%	0.00% to 1.50%	-24.37% to -23.50%
ING VP Small Company Portfolio - Class S
2006	1	$11.80	11	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Value Opportunity Portfolio - Class I
2006	4,980	$11.84 to $23.34	96,810	1.43%	0.00% to 1.60%	14.29% to 16.06%
2005	5,822	$10.27 to $20.11	97,980	1.77%	0.00% to 1.50%	5.44% to 7.03%
2004	6,985	$9.66 to $18.79	110,369	0.80%	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	133,176	0.77%	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46%	0.00% to 1.50%	-27.07% to -26.22%
ING VP Financial Services Portfolio - Class I
2006	263	$13.63 to $14.20	3,621	1.26%	0.40% to 1.50%	15.70% to 16.81%
2005	66	$11.78 to $12.17	790	1.22%	0.60% to 1.50%	6.38% to 6.90%
2004	17	$11.12 to $11.44	194	(c)	0.75% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class I
2006	7,376	$14.78 to $18.51	$ 123,753	2.42%	0.30% to 1.55%	27.45% to 29.01%
2005	5,941	$12.35 to $14.45	78,444	2.43%	0.00% to 1.55%	7.82% to 9.15%
2004	4,834	$11.49 to $13.33	58,379	1.23%	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	32,591	1.19%	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86%	0.45% to 1.50%	-16.56% to -16.17%
ING VP International Value Portfolio - Class S
2006	5	$13.36	60	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP MidCap Opportunities Portfolio - Class I
2006	509	$11.77 to $12.55	6,141	0.00%	0.40% to 1.50%	6.21% to 7.25%
2005	467	$11.08 to $12.83	5,277	-	0.50% to 1.50%	0.87% to 9.78%
2004	536	$10.19 to $11.43	5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
ING VP MidCap Opportunities Portfolio - Class S
2006	-	$11.20	3	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Real Estate Portfolio - Class I
2006	4,158	$16.05 to $21.28	86,706	2.35%	0.30% to 1.50%	34.18% to 35.59%
2005	3,048	$15.04 to $15.75	47,193	2.69%	0.00% to 1.50%	10.81% to 11.90%
2004	1,960	$13.58 to $13.95	27,225	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2006	1,122	$8.77 to $13.46	$ 10,191	0.00%	0.40% to 1.50%	10.87% to 12.17%
2005	1,146	$7.91 to $8.97	9,331	-	0.40% to 1.50%	1.86% to 8.64%
2004	1,087	$7.36 to $8.08	8,178	-	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
ING VP SmallCap Opportunities Portfolio - Class S
2006	1	$11.50	10	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Balanced Portfolio - Class I
2006	24,020	$11.74 to $38.67	588,364	2.43%	0.00% to 1.95%	7.84% to 9.99%
2005	27,567	$11.37 to $35.49	637,454	2.34%	0.00% to 1.50%	2.69% to 4.25%
2004	30,971	$11.05 to $34.36	692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	659,370	1.96%	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06%	0.00% to 1.50%	-11.64% to -10.62%
ING VP Intermediate Bond Portfolio - Class I
2006	19,472	$10.56 to $87.81	400,146	3.99%	0.00% to 1.95%	2.02% to 4.12%
2005	19,951	$10.32 to $76.25	405,018	3.79%	0.00% to 1.90%	1.37% to 3.16%
2004	20,579	$10.21 to $74.70	407,745	1.50%	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	408,185	1.72%	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22%	0.00% to 1.50%	6.72% to 7.96%
ING VP Intermediate Bond Portfolio - Class S
2006	1	$10.05	12	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Money Market Portfolio - Class I
2006	19,298	$10.51 to $53.71	$ 362,772	2.23%	0.00% to 1.50%	3.32% to 4.92%
2005	14,234	$10.15 to $51.39	210,711	1.20%	0.00% to 1.50%	1.47% to 3.03%
2004	14,934	$9.98 to $50.07	216,952	1.09%	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	257,477	1.79%	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78%	0.00% to 1.50%	0.11% to 1.27%
ING VP Natural Resources Trust
2006	2,618	$16.33 to $34.00	72,981	0.00%	0.00% to 1.50%	19.95% to 21.73%
2005	2,489	$17.05 to $27.93	57,780	0.04%	0.00% to 1.50%	21.91% to 42.86%
2004	1,267	$12.03 to $19.55	20,790	0.82%	0.00% to 1.50%	11.01% to 30.41%
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18%	0.00% to 1.50%	-3.56% to -2.54%
Janus Adviser Balanced Fund - Class S
2006	-	$13.28	1	1.49%	1.00%	9.30%
2005	-	$12.15	1	-	1.00%	6.58%
2004	-	$11.40	-	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2006	14	$12.22 to $29.45	394	1.90%	0.40% to 1.45%	9.10% to 10.17%
2005	20	$12.45 to $26.93	508	0.01%	0.50% to 1.50%	6.38% to 7.28%
2004	16,735	$10.06 to $26.46	356,943	2.17%	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	385,094	2.22%	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57%	0.00% to 1.50%	-7.84% to -6.77%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2006	6	$14.25 to $21.18	114	4.37%	0.50% to 1.25%	2.97% to 3.71%
2005	7	$14.34 to $20.57	146	0.02%	0.55% to 1.25%	0.73% to 1.39%
2004	4,497	$10.30 to $21.35	78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	89,994	4.83%	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52%	0.00% to 1.50%	8.83% to 10.09%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2006	8	$11.96 to $22.00	$ 148	0.43%	0.50% to 1.40%	9.82% to 10.86%
2005	11	$9.95 to $18.49	185	-	0.30% to 1.40%	2.84% to 3.90%
2004	12,324	$9.60 to $19.79	199,501	0.13%	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	239,988	0.09%	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2006	19	$15.92 to $26.46	466	0.00%	0.25% to 1.45%	11.97% to 13.37%
2005	22	$14.12 to $23.58	489	-	0.25% to 1.50%	10.59% to 11.99%
2004	25,472	$10.94 to $24.72	458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2006	15	$12.54 to $28.51	353	1.61%	0.45% to 1.25%	16.74% to 17.68%
2005	19	$10.68 to $21.50	381	-	0.30% to 1.25%	4.57% to 5.53%
2004	24,107	$9.48 to $23.32	425,591	0.95%	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	536,188	1.06%	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87%	0.00% to 1.50%	-26.61% to -25.61%
Legg Mason Value Trust, Inc. - Primary Class
2006	125	$12.08	1,514	0.00%	1.05%	4.77%
2005	115	$11.53	1,329	(d)	1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
LKCM Aquinas Growth Fund
2006	17	$10.87	183	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Lord Abbett Affiliated Fund - Class A
2006	95	$12.89 to $13.39	$ 1,244	1.35%	0.45% to 1.75%	15.73% to 16.71%
2005	66	$11.19 to $11.37	747	1.86%	0.75% to 1.60%	1.81% to 2.44%
2004	20	$11.02 to $11.10	222	(c)	0.65% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2006	75	$13.96 to $16.97	1,081	0.56%	0.50% to 1.75%	10.36% to 11.81%
2005	63	$12.65 to $15.26	818	0.54%	0.50% to 1.75%	6.47% to 7.65%
2004	24	$11.91 to $14.25	290	(c)	0.50% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Small-Cap Value Fund - Class A
2006	88	$15.44 to $15.91	1,379	0.00%	0.70% to 1.75%	18.40% to 19.56%
2005	74	$13.04 to $13.31	980	-	0.70% to 1.75%	11.41% to 12.42%
2004	45	$11.74 to $11.84	530	(c)	0.65% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2006	10,542	$12.67 to $13.95	142,215	1.27%	0.40% to 1.95%	14.99% to 16.74%
2005	10,457	$11.40 to $12.44	122,782	1.01%	0.45% to 1.50%	0.17% to 2.84%
2004	9,581	$11.21 to $11.85	109,667	1.07%	0.45% to 1.95%	10.99% to 14.71%
2003	4,951	$10.10 to $10.44	50,532	0.93%	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05%	0.55% to 1.50%	-19.17% to -18.81%
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2006	10,067	$12.72 to $18.67	156,234	0.50%	0.25% to 1.50%	10.54% to 11.88%
2005	10,499	$12.93 to $16.80	147,309	0.51%	0.30% to 1.50%	6.67% to 7.94%
2004	7,424	$12.45 to $15.68	96,241	0.40%	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	28,509	0.67%	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08%	0.55% to 1.50%	-10.91% to -10.64%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Massachusetts Investors Growth Stock Fund - Class A
2006	52	$11.38 to $11.61	$ 596	0.00%	0.80% to 1.50%	6.37% to 6.61%
2005	39	$10.79 to $10.89	421	(f)	0.80% to 1.30%	(f)
2004	17	$10.55 to $10.58	180	(c)	0.70% to 0.95%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
MFS® Total Return Series - Initial Class
2006	4,962	$16.26 to $16.40	81,020	2.29%	1.00% to 1.10%	10.69% to 10.81%
2005	5,612	$14.69 to $14.80	82,747	1.99%	1.00% to 1.10%	1.66% to 1.79%
2004	5,159	$14.45 to $14.54	74,758	1.56%	1.00% to 1.10%	10.14% to 10.24%
2003	4,414	$13.12 to $13.19	58,033	1.66%	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50%	1.00% to 1.10%	-6.21% to -6.11%
Moderate Allocation Portfolio
2006	2	$12.71	25	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
Neuberger Berman Socially Responsive Fund® - Trust Class
2006	48	$10.68 to $10.77	519	(e)	0.40% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
New Perspective Fund®, Inc. - Class R-3
2006	83	$14.18 to $14.75	1,204	1.64%	0.20% to 1.55%	18.17% to 19.17%
2005	40	$12.16 to $12.36	486	1.45%	0.25% to 1.10%	9.98% to 10.56%
2004	18	$11.12 to $11.17	204	(c)	0.30% to 0.80%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

New Perspective Fund®, Inc. - Class R-4
2006	1,896	$13.57 to $15.13	$ 27,925	1.55%	0.30% to 1.50%	18.09% to 19.46%
2005	1,760	$11.44 to $12.78	22,033	1.87%	0.00% to 1.50%	9.56% to 10.64%
2004	762	$11.30 to $11.66	8,638	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Capital Appreciation Fund - Class A
2006	36	$11.24 to $11.54	414	0.00%	0.55% to 1.45%	6.62% to 6.79%
2005	30	$10.65 to $10.76	316	0.75%	0.70% to 1.25%	3.40% to 3.96%
2004	21	$10.27 to $10.36	217	(c)	0.65% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Developing Markets Fund - Class A
2006	3,743	$17.39 to $52.76	163,882	1.30%	0.30% to 1.75%	23.14% to 24.56%
2005	3,268	$17.98 to $41.82	115,468	1.74%	0.50% to 1.65%	38.95% to 40.45%
2004	1,557	$12.94 to $29.69	37,377	2.10%	0.55% to 1.65%	31.71%
2003	429	$14.57	6,248	4.56%	1.00%	63.52%
2002	145	$8.91	1,294	2.50%	1.00%	-2.58%
Oppenheimer Global Fund - Class A
2006	7	$19.08	130	0.95%	1.00%	16.20%
2005	3	$16.42	50	-	1.00%	12.70%
2004	-	$14.57	4	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street Fund® - Class A
2006	14	$12.37 to $12.85	175	1.53%	0.45% to 1.75%	13.25% to 13.86%
2005	2	$11.02 to $11.14	22	-	0.90% to 1.45%	4.80%
2004	1	$10.56 to $10.63	13	(c)	0.90% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Oppenheimer Aggressive Growth Fund/VA
2006	-	$10.42	$ 1	0.00%	1.25%	1.66%
2005	-	-	3	-	-	-
2004	-	-	3	-	1.25%	-
2003	-	-	4	-	1.25%	-
2002	-	-	3	(a)	1.25%	(a)
Oppenheimer Global Securities/VA
2006	32	$14.74 to $25.34	765	1.02%	0.45% to 1.80%	16.01% to 17.15%
2005	35	$12.74 to $21.63	711	2.11%	0.45% to 1.85%	12.61% to 13.78%
2004	22,250	$11.36 to $19.26	410,368	1.10%	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	251,043	0.55%	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51%	0.00% to 1.50%	-23.30% to -22.41%
Oppenheimer Main Street Fund®/VA
2006	13	$9.60 to $10.78	123	1.67%	1.25% to 1.50%	13.34% to 13.59%
2005	-	-	41	-	-	-
2004	-	-	43	-	1.25% to 1.50%	-
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	(a)	1.25% to 1.50%	(a)
Oppenheimer Main Street Small Cap Fund®/VA
2006	351	$13.26 to $15.26	4,722	0.10%	0.30% to 1.50%	13.33% to 14.43%
2005	89	$11.70 to $13.40	1,052	2.38%	0.50% to 1.50%	8.62%
2004	-	$12.30	5	(c)	1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Strategic Bond Fund/VA
2006	8	$14.81 to $16.02	128	3.91%	0.55% to 1.45%	5.94% to 6.87%
2005	11	$13.98 to $15.10	154	9.58%	0.45% to 1.45%	1.16% to 2.17%
2004	3,306	$10.88 to $14.98	47,078	4.44%	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	32,607	5.57%	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58%	0.00% to 1.50%	5.84% to 7.07%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pax World Balanced Fund, Inc.
2006	4,112	$11.83 to $12.90	$ 50,097	1.66%	0.30% to 1.75%	9.03% to 10.07%
2005	4,818	$10.85 to $11.76	54,353	1.65%	0.00% to 1.65%	3.72% to 4.87%
2004	1,550	$10.45 to $11.12	16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	3,605	1.04%	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68%	0.85% to 1.25%	-9.77%
PIMCO Real Return Portfolio - Administrative Class
2006	2,338	$10.15 to $11.19	25,436	4.36%	0.00% to 1.50%	-0.74% to 0.36%
2005	2,096	$10.52 to $11.10	22,843	3.20%	0.40% to 1.50%	0.56% to 1.48%
2004	882	$10.43 to $10.83	9,519	(c)	0.60% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Fund - Class A
2006	3	$15.26	46	1.12%	1.00%	15.26%
2005	2	$13.24	25	-	1.00%	5.33%
2004	-	$12.57	1	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer High Yield Fund - Class A
2006	161	$11.33 to $11.78	1,880	4.89%	0.40% to 1.75%	8.63% to 10.10%
2005	70	$10.43 to $10.69	742	4.75%	0.45% to 1.75%	0.67% to 1.72%
2004	42	$10.38 to $10.48	437	(c)	0.60% to 1.65%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Equity Income VCT Portfolio - Class I
2006	8,116	$13.06 to $17.75	119,307	2.59%	0.35% to 1.95%	20.07% to 22.02%
2005	5,640	$11.48 to $14.64	69,926	2.66%	0.30% to 1.60%	3.28% to 5.40%
2004	2,471	$11.02 to $13.99	28,279	2.17%	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	10,691	2.39%	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54%	0.55% to 1.50%	-16.99% to -16.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer Fund VCT Portfolio - Class I
2006	772	$12.05 to $13.90	$ 9,713	1.36%	0.15% to 1.70%	14.87% to 16.00%
2005	409	$10.49 to $11.52	4,548	1.37%	0.50% to 1.50%	4.59% to 5.60%
2004	256	$10.03 to $10.94	2,601	1.16%	0.55% to 1.50%	9.62% to 10.60%
2003	165	$9.15 to $9.37	1,522	1.13%	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24%	0.55% to 1.50%	-20.16% to -19.80%
Pioneer High Yield VCT Portfolio - Class I
2006	1,065	$11.36 to $11.75	12,297	5.72%	0.40% to 1.50%	6.92% to 8.10%
2005	646	$10.67 to $10.94	6,949	5.69%	0.00% to 1.50%	0.38% to 1.31%
2004	419	$10.63 to $11.03	4,468	(c)	0.65% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Mid Cap Value VCT Portfolio - Class I
2006	4,709	$12.36 to $19.37	81,306	1.03%	0.15% to 1.80%	10.82% to 12.13%
2005	4,927	$12.39 to $17.38	77,468	0.33%	0.00% to 1.60%	6.17% to 7.30%
2004	3,402	$11.67 to $16.27	49,664	0.27%	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	11,735	0.16%	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33%	0.55% to 1.50%	-12.53% to -12.05%
T. Rowe Price Mid-Cap Value Fund - R Class
2006	69	$14.34 to $14.85	1,010	0.61%	0.35% to 1.55%	18.15% to 19.08%
2005	63	$12.20 to $12.42	775	0.29%	0.50% to 1.45%	5.72% to 6.70%
2004	53	$11.54 to $11.64	619	(c)	0.50% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
T. Rowe Price Value Fund - Advisor Class
2006	3	$11.45	30	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Templeton Foreign Fund - Class A
2006	59	$14.54 to $15.06	$ 876	2.28%	0.55% to 1.75%	18.01% to 19.06%
2005	51	$12.36 to $12.59	637	1.84%	0.70% to 1.65%	8.80% to 9.86%
2004	39	$11.36 to $11.46	450	(c)	0.65% to 1.65%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Templeton Growth Fund, Inc. - Class A
2006	48	$11.63 to $14.66	693	2.24%	0.85% to 1.70%	19.95% to 20.69%
2005	31	$11.98 to $12.15	371	2.78%	0.80% to 1.55%	6.83% to 7.00%
2004	5	$11.26 to $11.31	61	(c)	0.95% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Templeton Global Bond Fund - Class A
2006	2,522	$11.13 to $19.67	33,054	5.57%	0.00% to 1.50%	11.73% to 12.85%
2005	1,327	$11.07 to $16.96	15,341	5.36%	0.50% to 1.50%	-3.59% to -4.49%
2004	572	$11.59 to $17.55	6,775	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
The Growth Fund of America® - Class R-3
2006	584	$10.67 to $13.63	7,813	0.76%	0.20% to 1.55%	8.89% to 10.29%
2005	319	$12.04 to $12.34	3,894	0.65%	0.25% to 1.55%	12.28% to 13.54%
2004	122	$10.74 to $10.86	1,320	(c)	0.30% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
The Growth Fund of America® - Class R-4
2006	14,655	$12.90 to $13.73	196,584	0.91%	0.30% to 1.50%	9.29% to 10.56%
2005	11,850	$11.74 to $12.54	145,130	0.93%	0.00% to 1.50%	12.50% to 13.63%
2004	4,738	$10.80 to $11.14	51,341	(c)	0.45% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

The Income Fund of America® - Class R-3
2006	77	$13.12 to $13.65	$ 1,032	3.12%	0.20% to 1.55%	18.13% to 19.60%
2005	26	$11.14 to $11.38	295	3.46%	0.30% to 1.45%	1.73% to 2.71%
2004	10	$10.97 to $11.08	110	(c)	0.30% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
UBS U.S. Small Cap Growth Fund - Class A
2006	22	$11.88 to $12.16	265	0.00%	0.70% to 1.50%	7.30% to 7.61%
2005	6	$11.20 to $11.30	73	-	0.70% to 1.20%	5.51%
2004	4	$10.71	48	(c)	0.70%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Diversified Value Portfolio
2006	7	$14.09 to $14.49	100	(g)	0.95% to 2.00%	(g)
2005	5	$12.09 to $12.25	63	(d)	1.25% to 2.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
Equity Income Portfolio
2006	17	$13.48 to $13.81	235	1.93%	1.10% to 2.00%	19.36%
2005	21	$11.39 to $11.57	240	2.23%	1.10% to 2.05%	2.41% to 3.03%
2004	18	$11.19 to $11.23	208	(c)	1.10% to 1.65%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Small Company Growth Portfolio
2006	1	$12.51 to $12.86	18	(g)	0.95% to 2.00%	(g)
2005	-	$11.57 to $11.72	-	(d)	1.25% to 2.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Wanger Select
2006	1,756	$14.45 to $15.37	$ 26,052	0.25%	0.15% to 1.50%	17.90% to 19.00%
2005	559	$12.40 to $12.94	6,985	-	0.60% to 1.50%	8.87% to 9.69%
2004	195	$11.39 to $11.85	2,227	(c)	0.70% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger U.S. Smaller Companies
2006	1,254	$12.52 to $14.27	17,111	0.22%	0.15% to 1.50%	6.31% to 7.30%
2005	725	$12.66 to $13.34	9,257	-	0.00% to 1.50%	9.61% to 10.66%
2004	186	$11.55 to $12.12	2,155	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Washington Mutual Investors FundSM, Inc. - Class R-3
2006	301	$12.52 to $13.02	3,858	1.62%	0.20% to 1.55%	15.82% to 17.24%
2005	198	$10.81 to $11.09	2,177	1.64%	0.25% to 1.55%	1.78% to 2.88%
2004	115	$10.66 to $10.77	1,232	(c)	0.30% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Washington Mutual Investors FundSM, Inc. - Class R-4
2006	6,828	$12.38 to $13.21	88,156	1.90%	0.30% to 1.50%	16.17% to 17.48%
2005	5,985	$10.60 to $11.29	66,271	2.09%	0.40% to 1.50%	1.94% to 2.95%
2004	3,309	$10.80 to $11.08	35,859	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage Small Cap Value Fund - Class A
2006	2	$10.70	21	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

(b)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.

(c)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.

(d)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.

(e)	As this investment Division was not available until 2006, this data is not meaningful and therefore is not presented.

(f)	As this investment Division is wholly comprised of new contract bonds at December 31, 2005, this data is not meaningful and therefore is not presented.

(g)	As this investment Division is wholly comprised of new contract bonds at December 31, 2006, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.75974-07	ILIAC Ed. April 2007

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2006
		-	Statements of Operations for the year ended December 31, 2006
		-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2006, 2005 and 2004
		-	Consolidated Balance Sheets as of December 31, 2006 and 2005
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005 and 2004
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2006, 2005 and 2004
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 33-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (HR10-DUA-GIA) • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75974), as filed on February 28, 1997.
	(4.2)	Variable Annuity Contract (GA-UPA-GO) • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
33-75974), as filed on February 28, 1997.
	(4.3)	Endorsement (EG401-GIE-98) to Contracts HR10-DUA-GIA and GA-UPA-

GO • Incorporated by reference to Post-Effective Amendment No. 10 to
Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15,
1999.
(4.4)	Endorsement EEGTRRA-CORP(01) to Contracts HR10-DUA-GIA and
GA-UPA-GO • Incorporated by reference to Post-Effective Amendment No.
15 to Registration Statement on Form N-4 (File No. 33-75974), as filed on
April 12, 2002.
(4.5)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company (formerly Aetna Life
Insurance and Annuity Company) • Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 33-
23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity
Company, effective January 1, 2005 • Incorporated by reference to the ILIAC
10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No.
0001047469-05-014783).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.
(8.2)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.3)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation

Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.4)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.5)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.6)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.7)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc.
and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series,
Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on

Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.8)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.9)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.10)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.11)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.12)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in

connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 13, 2004.
(8.13)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 8, 2002.
(8.14)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.15)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on April 10, 2003.
(8.16)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.17)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.18)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.19)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 • Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216), as filed on April 11, 2006.
(8.20)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.21)	Sample of Rule 22c-2 Agreement dated _________, 2007 and effective on
October 16, 2007 • Incorporated by reference to Post-Effective Amendment
No. 48 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
April 10, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-
75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[2]	Director, Executive Vice President and Chief
Financial Officer
Brian D. Comer[1]	President
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Jeoffrey A. Block[5]	Vice President
Ira S. Braunstein[2]	Vice President, Investments

Mary A. Broesch[4]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[2]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Mary K. Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
J. Randolph Dobo[6]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Shari A. Enger[4]	Vice President
William A. Evans[1]	Vice President
Ronald E. Falkner[1]	Vice President
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[2]	Vice President, Investments
Stephen E. Gallant[2]	Vice President, Investments

Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[5]	Vice President
June P. Howard[2]	Vice President
William S. Jasien[7]	Vice President
David A. Kelsey[1]	Vice President
Bart D. A. Kollen[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse NY 13202
Gregory G. McGreevey[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Maurice M. Moore[2]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[5]	Vice President

Joseph M. O’Donnell[8]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Ethel Pippen[1]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[1]	Vice President
William J. Wagner[6]	Vice President, Investments
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[5]	Vice President
Paul L. Zemsky[3]	Vice President, Investments
Matthew L. Condos[1]	Actuary
William H. Leslie[1]	Actuary
Cheryl A. Poulin[1]	Actuary
Joy M. Benner[9]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[9]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary

William H. Hope, III[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
Randall K. Price[9]	Assistant Secretary
Carol A. Semplice[1]	Assistant Secretary
James A. Shuchart[4]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[9]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
2	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of this director and this officer is 230 Park Avenue, New
York, New York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
6	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
7	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.

8	The principal business address of this officer is 7337 E. Doubletree Ranch Road, Scottsdale,
Arizona 85258.
9	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
10	The principal business address of this officer is 100 Washington Square, Minneapolis,
Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration
Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life
Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as
filed with the Securities and Exchange Commission on April 9, 2007.

Item 27. Number of Contract Owners

As of March 31, 2007, there were 666,747 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a

management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President

William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President

Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue,
Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.

Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$43,390,180.16
Advisers, LLC

*	Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington
Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 33-75974) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Hartford, State of Connecticut, on the 17th day of April, 2007.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Brian D. Comer*
Brian D. Comer
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 17, 2007
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director, Senior Vice President and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel	_________
99-B.10	Consent of Independent Registered Public Accounting Firm	_________
99-B.13.1	Powers of Attorney	_________